UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23333

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Cliffwater Corporate Lending Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
Registrant’s telephone number, including area code: (414) 299-2000

Timothy M. Bonin
235 West Galena Street
Milwaukee, WI 53212

(Name and address of agent for service)

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Date of fiscal year end: March 31

Date of reporting period: March 31, 2024

Item 1.       Report to Shareholders

(a)

The annual report of the registrant for the year ended March 31, 2024 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLIFFWATER CORPORATE LENDING FUND

Annual Report

For the Year Ended March 31, 2024

Cliffwater Corporate Lending Fund
Table of Contents For the Year Ended March 31, 2024

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Corporate Lending Fund
Letter to Shareholders March 31, 2024 (Unaudited)

To our shareholders:

We recently completed four and three-quarter years of operation and want to thank you for the continued trust you have placed in us. Performance has been consistently strong relative to our objective.

The Cliffwater Corporate Lending Fund (the “Fund”) produced a net 9.22% annualized return from its June 5, 2019 inception, through March 31, 2024. This compares to a 5.38% annualized return for the Morningstar LSTA US Leveraged Loan Index. The Fund also reported relatively consistent monthly returns. Its annualized standard deviation measured 1.93% for the same period compared to 7.25% for the Morningstar LSTA US Leveraged Loan Index.

The Fund experienced strong investor inflows over the trailing year, with net-asset-value growing from $11.1 billion on March 31, 2023, to $17.9 billion on March 31, 2024. This asset growth has been supported by significant investment in personnel and technology to grow our platform and the onboarding of additional strategic lending partners to access high quality senior corporate loans. Factors materially affecting the Fund’s performance during the most recently completed quarter include a high current cash yield, and few realized losses.

We remain confident in the Fund’s continued performance despite the uncertain economic environment brought on by inflation and the Fed’s increase in interest rates. We believe that, during the past year, the Fund’s 11.0% distribution yield remained attractive, and we believe that the floating rate nature of our loans helped mitigate risk in an uncertain interest rate environment.

We again sincerely thank you for your support.

Regards,

Stephen L. Nesbitt
Chief Investment Officer
Cliffwater LLC

Cliffwater Corporate Lending Fund
Letter to Shareholders March 31, 2024 (Unaudited) (Continued)

Important Disclosures

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Corporate Lending Fund
Fund Performance March 31, 2024 (Unaudited)

This graph compares a hypothetical $10,000,000 investment in the Fund’s Class I Shares with a similar investment in the Morningstar LSTA US Leveraged Loan Index and the Bloomberg Aggregate Bond Index. These indices do not serve as benchmarks for the Fund and are shown for illustrative purposes only. The Fund does not have a designated performance benchmark. Results include the reinvestment of all dividends and capital gains. These indices do not reflect expenses, fees, or sales charges, which would lower performance.

The Morningstar LSTA Leveraged Loan Index is designed to deliver comprehensive, precise coverage of the US leveraged loan market. The Morningstar LSTA US Leveraged Loan Index is a market value weighted index tracking institutional leveraged loans in the United States based upon market weightings, spreads and interest payment, including Term Loan A, Term Loan B and Second Lien tranches. The Morningstar LSTA US Leveraged Loan Index is unmanaged and it is not available for investment.

The Bloomberg Bond Aggregate Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of March 31, 2024	1 Year	3 Year	Since Inception
Cliffwater Corporate Lending Fund (Inception Date June 5, 2019)	13.34%	9.86%	9.18%
Morningstar LSTA US Leveraged Loan Index	12.47%	5.99%	5.36%
Bloomberg Aggregate Bond Index	1.70%	-2.46%	-0.02%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling 1 (888) 442-4420.

For the period from the Fund’s inception through March 6, 2023, the Investment Manager contractually waived management fees and voluntarily reimbursed expenses for the Fund (together, the “Waiver and Reimbursement”). The performance quoted above reflects the Waiver and Reimbursement in effect through March 6, 2023 and would have been lower in its absence.

For the Fund’s current expense ratios, please refer to the Consolidated Financial Highlights Section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Cliffwater Corporate Lending Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Cliffwater Corporate Lending Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments, swap contracts, and forward foreign currency exchange contracts, of Cliffwater Corporate Lending Fund (the “Fund”) as of March 31, 2024, the related consolidated statements of operations, cash flows, and the statements of changes in net assets, the related notes, and the consolidated financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations, its cash flows, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations and Cash Flows	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Cliffwater Corporate Lending Fund	For the year ended March 31, 2024	For the years ended March 31, 2024, and 2023

For the years ended March 31, 2024, 2023, for the period January 1, 2022 through March 31, 2022, for the years ended December 31, 2021, and 2020, and for the period March 6, 2019 (commencement of operations) through December 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian, brokers, agent banks, and underlying fund administrators or managers; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Cliffwater LLC since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 6, 2024

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans — 77.9%
Business Services — 2.6%
ALKU Intermediate Holdings, LLC	First Lien Term Loan	11.58%	SOFR	625	5/23/2029	USD	22,443,750	$21,939,022	$22,244,001	[1,2,3]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	10.83%	SOFR	550	5/23/2029	USD	2,475,000	2,426,270	2,427,061	[1,2,3]
AMCP Clean Acquisition Company, LLC	First Lien Term Loan	10.33%	SOFR	500	6/15/2028	USD	1,630,399	1,606,066	1,605,943	[1,2,3,4]
American Academy Holdings, LLC	First Lien Term Loan	16.45%, 5.25% PIK	SOFR	575	1/1/2025	USD	2,420,993	2,357,864	2,418,073	[1,2,3,5]
American Academy Holdings, LLC	Revolver	0.50%			1/1/2025	USD	159,533	(187)	(192)[1,3,6]
American Academy Holdings, LLC	First Lien Term Loan	11.17%, 5.25% PIK	SOFR	575	1/1/2025	USD	6,354,845	6,347,378	6,347,181	[1,2,3,5]
Applied Technical Services, LLC	Delayed Draw	11.20%	SOFR	575	12/29/2026	USD	5,618,864	5,416,587	5,510,374	[1,2,3]
Applied Technical Services, LLC	Revolver	13.25%	PRIME	475	12/29/2026	USD	909,091	620,362	602,809	[1,2,3,7]
Applied Technical Services, LLC	Delayed Draw	11.45%	SOFR	600	12/29/2026	USD	3,346,818	3,307,305	3,289,603	[1,2,3]
Applied Technical Services, LLC	First Lien Term Loan	11.45%	SOFR	600	12/29/2026	USD	681,818	670,010	669,231	[1,2,3]
Applied Technical Services, LLC	First Lien Term Loan	11.20%	SOFR	575	12/29/2026	USD	9,856,154	9,713,207	9,665,850	[1,2,3,4]
Applied Technical Services, LLC	Delayed Draw	11.07%	SOFR	575	12/29/2026	USD	5,978,033	1,737,832	1,737,765	[1,2,3,4,7]
Applied Technical Services, LLC	Revolver	11.06%	PRIME	475	12/29/2026	USD	729,895	220,557	220,048	[1,2,3,4,7]
BC Group Holdings, Inc.	First Lien Term Loan	11.18%	SOFR	575	12/21/2025	USD	1,116,381	1,094,577	1,094,054	[1,2,3,4]
Denali Buyerco LLC	Delayed Draw	1.00%			9/15/2028	USD	30,487,805	(456,773)	(457,317)[1,3,4,6]
Denali Buyerco LLC	First Lien Term Loan	10.92%	SOFR	550	9/15/2028	USD	19,512,195	19,220,046	19,219,512	[1,2,3,4]
DISA Holdings Corp.	Delayed Draw	1.00%			9/9/2028	USD	3,436,707	(51,291)	(51,551)[1,3,4,6]
DISA Holdings Corp.	Revolver	0.50%			9/9/2028	USD	1,145,569	(17,009)	(17,184)[1,3,4,6]
DISA Holdings Corp.	First Lien Term Loan	10.34%	SOFR	500	9/9/2028	USD	4,582,276	4,514,089	4,513,542	[1,2,3,4]
FR Vision Holdings, Inc.	Revolver	0.50%			1/22/2030	USD	352,951	(6,872)	(6,980)[1,3,4,6]
FR Vision Holdings, Inc.	First Lien Term Loan	10.81%	SOFR	550	1/21/2031	USD	2,788,395	2,733,474	2,733,249	[1,2,3,4]
Helios Service Partners, LLC	Delayed Draw	1.00%			3/19/2027	USD	1,063,199	(24,940)	(25,783)[1,3,4,6]
HPS Business Services	First Lien Term Loan	13.41%	SOFR	800	11/2/2025	USD	4,001,250	4,001,208	4,001,250	[1,2,3]
HPS Business Services	Delayed Draw	1.00%			11/6/2028	USD	357,715	(13,723)	(7,736)[1,3,4,6]
HPS Business Services	First Lien Term Loan	10.71%	SOFR	525	11/6/2028	USD	993,479	960,079	971,994	[1,2,3,4]
KeyImpact Holdings, Inc.	First Lien Term Loan	11.81%	SOFR	650	1/31/2029	USD	7,000,000	6,829,197	6,830,530	[1,2,3]
Lynx Franchising, LLC	First Lien Term Loan	12.23%	SOFR	675	12/18/2026	USD	4,923,858	4,864,236	4,893,759	[1,2,3]
Lynx Franchising, LLC	First Lien Term Loan	12.23%	SOFR	675	12/23/2026	USD	5,000,000	4,962,596	4,969,436	[1,2,3]
Majco LLC	Delayed Draw	9.95%	SOFR	450	12/23/2028	USD	9,240,000	7,223,611	7,119,744	[1,2,3,7]
Majco LLC	Revolver	9.92%	SOFR	450	12/23/2027	USD	1,666,667	266,667	238,963	[1,2,3,7]
Majco LLC	First Lien Term Loan	9.95%	SOFR	450	12/23/2028	USD	8,842,500	8,754,075	8,695,518	[1,2,3]
Majco LLC	First Lien Term Loan	10.33%	SOFR	475	9/21/2028	USD	1,400,220	1,393,234	1,393,219	[1,2,3,4]
Management Consulting & Research, LLC	Revolver	0.50%			8/16/2027	USD	2,195,341	—	(15,335)[1,3,6]
Management Consulting & Research, LLC	Delayed Draw	11.08%	SOFR	575	8/16/2027	USD	5,177,962	5,100,520	5,141,792	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Management Consulting & Research, LLC	Delayed Draw	11.23%	SOFR	575	10/29/2027	USD	30,000,000	$4,260,771	$4,419,013	[1,2,3,7]
National EC Services, Inc.	Delayed Draw	1.00%			7/1/2026	USD	1,177,274	(16,839)	(16,745)[1,3,6]
National EC Services, Inc.	First Lien Term Loan	12.43%	SOFR	700	7/1/2026	USD	3,122,956	3,100,118	3,099,343	[1,2,3]
Orion Group FM Holdings, LLC	Delayed Draw	11.57%	SOFR	625	6/30/2029	USD	21,710,526	3,661,842	3,530,487	[1,2,3,7]
Orion Group FM Holdings, LLC	Revolver	11.56%	SOFR	625	6/30/2029	USD	4,342,105	1,816,447	1,835,045	[1,2,3,7]
Orion Group FM Holdings, LLC	First Lien Term Loan	11.56%	SOFR	625	6/30/2029	USD	28,875,000	28,479,903	28,565,548	[1,2,3]
Orion Group FM Holdings, LLC	Delayed Draw	11.93%	SOFR	625	3/19/2027	USD	1,970,276	1,791,145	1,802,521	[1,2,3,4,7]
Orion Group FM Holdings, LLC	Revolver	11.66%	SOFR	600	3/19/2027	USD	1,000	560	556	[1,2,3,4,7]
Orion Group FM Holdings, LLC	First Lien Term Loan	11.88%	SOFR	625	3/19/2027	USD	1,047,661	1,023,495	1,025,631	[1,2,3,4]
PAS Parent, Inc.	Revolver	0.50%			12/30/2027	USD	750,000	(13,900)	(13,760)[1,3,6]
PAS Parent, Inc.	Delayed Draw	10.83%	SOFR	500	12/30/2028	USD	6,750,000	3,362,380	3,369,283	[1,2,3,7]
Pavion Corp.	First Lien Term Loan	11.07%	SOFR	575	10/30/2030	USD	13,483,333	13,222,571	13,365,824	[1,2,3,4]
Pavion Corp.	Delayed Draw	11.05%	SOFR	575	10/30/2030	USD	3,180,840	933,028	967,229	[1,2,3,4,7]
Pinstripe Holdings, LLC	Revolver	0.50%			12/23/2026	USD	2,539,683	(245,159)	(251,830)[1,3,6]
Pinstripe Holdings, LLC	First Lien Term Loan	10.97%	SOFR	550	12/23/2027	USD	4,987,277	4,866,325	4,867,144	[1,2,3]
RPX Corporation	First Lien Term Loan	10.93%	SOFR	550	10/23/2025	USD	16,952,266	16,795,240	16,858,929	[1,2,3]
S4T Holdings Corp.	Delayed Draw	11.45%	SOFR	600	12/27/2026	USD	5,421,345	5,330,964	5,475,559	[1,2,3]
S4T Holdings Corp.	First Lien Term Loan	11.45%	SOFR	600	12/27/2026	USD	15,119,697	14,977,979	15,270,894	[1,2,3]
Schill Landscaping	Delayed Draw	1.00%			12/16/2027	USD	1,497,816	—	—	[1,3,6]
Secret Bidco Limited	Delayed Draw	1.00%			11/28/2030	GBP	2,461,152	571,413	560,878	[1,3,6,8]
Secret Bidco Limited	Revolver	0.50%			5/28/2024	GBP	1,476,691	397,758	387,112	[1,3,6,8]
Secret Bidco Limited	First Lien Term Loan	11.19%	SONIA	600	11/28/2030	GBP	15,623,390	19,255,275	19,183,843	[1,2,3,8]
STV Group, Inc.	First Lien Term Loan	10.33%	ARR	500	3/20/2031	USD	565,052	559,419	559,401	[1,2,3]
STV Group, Inc.	Delayed Draw	1.00%			3/20/2031	USD	161,444	—	—	[1,3,6]
STV Group, Inc.	Revolver	0.50%			3/20/2030	USD	113,010	—	—	[1,3,6]
Total Safety U.S., Inc.	First Lien Term Loan	11.83%	SOFR	650	6/30/2029	USD	19,458,785	18,683,253	18,680,433	[1,2,3]
Trilon Group, LLC	Delayed Draw	11.99%	SOFR	650	5/15/2029	USD	5,214,286	5,057,857	5,088,471	[1,2,3,4]
Trilon Group, LLC	First Lien Term Loan	11.96%	SOFR	650	5/15/2029	USD	4,749,821	4,620,834	4,635,213	[1,2,3,4]
Trilon Group, LLC	Delayed Draw	11.71%	SOFR	625	5/27/2029	USD	39,660,256	31,518,114	30,944,730	[1,2,3,7]
Trilon Group, LLC	First Lien Term Loan	11.72%	SOFR	625	5/27/2029	USD	23,802,852	23,167,800	23,049,834	[1,2,3]
Trilon Group, LLC	Delayed Draw	11.74%	SOFR	625	5/27/2029	USD	6,306,122	215,946	46,195	[1,2,3,7]
UP Intermediate II LLC	Revolver	0.50%			3/14/2030	USD	658,132	(16,323)	(16,453)[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
UP Intermediate II LLC	First Lien Term Loan	10.58%	SOFR	525	3/14/2031	USD	754,256	$735,486	$735,400	[1,2,3,4]
Valcourt Holdings II, LLC	First Lien Term Loan	11.21%	SOFR	575	11/17/2029	USD	40,944,314	40,159,580	40,150,412	[1,2,3]
Valcourt Holdings II, LLC	Delayed Draw	11.22%	SOFR	575	11/17/2029	USD	13,537,906	3,971,197	3,971,021	[1,2,3,7]
Vehicle Management Services LLC	First Lien Term Loan	11.86%	SOFR	625	7/26/2027	USD	35,000,000	34,303,381	34,300,000	[1,2,3]
Vistage Worldwide, Inc.	First Lien Term Loan	10.05%	SOFR	475	7/13/2029	USD	15,000,000	14,926,701	15,018,750	[1,2]
VRC Companies, LLC	Revolver	11.07%	PRIME	450	6/29/2027	USD	565,646	113,129	112,911	[1,2,3,7]
VRC Companies, LLC	First Lien Term Loan	11.07%	SOFR	550	6/29/2027	USD	17,782,486	17,571,226	17,775,013	[1,2,3]
VRC Companies, LLC	First Lien Term Loan	11.07%	SOFR	550	6/29/2027	USD	10,621,437	10,499,331	10,617,330	[1,2,3]
								457,367,521	457,943,588
Communications — 2.8%
1236904 B.C. Ltd.	First Lien Term Loan	10.94%	SOFR	561	3/4/2027	USD	2,884,374	2,823,315	2,791,681	[1,2,3,9]
AG-Twin Brook Communication Services	First Lien Term Loan	11.60%, 5.00% PIK	SOFR	100	9/30/2026	USD	24,632,367	24,412,598	24,245,782	[1,2,3,4,5,7]
ARC Media Holdings Limited	First Lien Term Loan	12.72%	SOFR	725	10/31/2027	USD	2,276,238	2,203,877	2,160,846	[1,2,3]
Barkley, LLC	First Lien Term Loan	11.17%	SOFR	575	9/29/2028	USD	1,577,900	1,546,742	1,546,342	[1,2,3]
Becklar, LLC	Delayed Draw	12.28%	SOFR	685	12/21/2026	USD	665,884	660,392	660,314	[1,2,3]
Becklar, LLC	First Lien Term Loan	12.28%	SOFR	685	12/21/2026	USD	1,526,677	1,514,086	1,513,907	[1,2,3]
Blueco 22 Limited	Delayed Draw	12.46%	SONIA	750	8/23/2033	GBP	457,303	258,079	263,383	[1,2,3,7,8]
Blueco 22 Limited	First Lien Term Loan	12.46%	SONIA	750	8/23/2033	GBP	685,955	846,965	842,548	[1,2,3,8]
BrightSign	First Lien Term Loan	11.21%	SOFR	575	10/14/2027	USD	4,924,623	4,830,739	4,756,507	[1,2,3]
Broadcast Music, Inc.	Revolver	0.50%			2/8/2030	USD	1,205,483	(29,424)	(29,111)[1,3,4,6]
Broadcast Music, Inc.	First Lien Term Loan	11.07%	SOFR	575	2/8/2030	USD	7,048,104	6,874,865	6,877,899	[1,2,3,4]
CM Acquisitions Holdings, Inc.	Delayed Draw	10.21%	SOFR	475	5/6/2025	USD	295,074	291,275	288,250	[1,2,3]
CM Acquisitions Holdings, Inc.	Incremental Term Loan	10.21%	SOFR	475	5/6/2025	USD	3,376,340	3,358,229	3,298,252	[1,2,3]
CSL DualCom Ltd.	First Lien Term Loan	10.22%	SONIA	503	9/25/2027	GBP	1,772,638	2,374,536	2,232,613	[1,2,3,8]
EP Purchaser, LLC	Second Lien Term Loan	12.07%	SOFR	650	11/4/2029	USD	10,000,000	9,850,000	9,359,696	[1,2,3]
Fingerpaint Marketing, Inc.	Delayed Draw	12.15%	SOFR	675	12/30/2026	USD	8,543,888	8,461,290	8,349,225	[1,2,3]
Fingerpaint Marketing, Inc.	Revolver	13.75%	PRIME	675	12/30/2026	USD	1,680,108	1,272,217	1,232,138	[1,2,3,7]
Fingerpaint Marketing, Inc.	First Lien Term Loan	12.15%	SOFR	675	12/30/2026	USD	11,367,976	11,238,491	11,107,408	[1,2,3]
Fingerpaint Marketing, Inc.	Revolver	12.15%	PRIME	675	12/30/2026	USD	336,022	325,941	327,073	[1,2,3]
FuseFX, LLC	First Lien Term Loan	11.60%, 5.00% PIK	SOFR	100	9/30/2026	USD	12,174,963	12,096,190	12,039,771	[1,2,3,4,5]
Global Music Rights	Revolver	0.50%			8/27/2029	USD	12,665,816	(252,688)	(253,316)[1,3,6]
Global Music Rights	First Lien Term Loan	11.06%	SOFR	550	8/27/2030	USD	197,196,486	193,258,314	193,252,556	[1,2,3]
HH Global Finance Limited	First Lien Term Loan	11.82%	SOFR	618	2/25/2027	USD	15,000,000	14,887,500	14,193,670	[1,2,3,4]
Iconic Purchaser Corporation	Revolver	10.93%	SOFR	550	11/16/2027	USD	1,538,462	914,971	890,217	[1,2,3,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications (Continued)
Iconic Purchaser Corporation	First Lien Term Loan	11.43%	SOFR	600	11/16/2028	USD	18,279,306	$18,005,372	$17,851,053	[1,2,3]
MBS Holdings, Inc.	Revolver	0.50%			4/6/2027	USD	1,271,186	—	(14,768)[1,3,6]
MBS Holdings, Inc.	First Lien Term Loan	11.18%	SOFR	575	4/6/2027	USD	13,385,593	13,218,273	13,230,083	[1,2,3]
MBS Holdings, Inc.	First Lien Term Loan	11.68%	SOFR	625	4/16/2027	USD	1,016,949	1,000,699	1,002,203	[1,2,3]
MBS Services Holdings, LLC	First Lien Term Loan	11.93%	SOFR	650	4/16/2027	USD	963,686	946,805	952,491	[1,2,3]
MBS Services Holdings, LLC	Revolver	0.50%			2/26/2026	USD	109,785	(1,169)	(1,199)[1,3,6]
MBS Services Holdings, LLC	First Lien Term Loan	12.23%	SOFR	675	2/26/2026	USD	4,968,275	4,915,316	4,913,999	[1,2,3]
MBS Services Holdings, LLC	First Lien Term Loan	12.21%	SOFR	675	2/26/2026	USD	1,536,090	1,519,686	1,519,309	[1,2,3]
Mc Group Ventures Corporation	First Lien Term Loan	10.91%	SOFR	550	6/30/2027	USD	15,000,000	14,805,051	14,938,334	[1,2,3]
Mc Group Ventures Corporation	Delayed Draw	10.91%	SOFR	550	6/30/2027	USD	9,464,111	7,730,784	7,901,165	[1,2,3,7]
Mood Media LLC	Revolver	0.50%			12/31/2025	USD	440,983	(5,450)	(5,620)[1,3,6]
Mood Media LLC	First Lien Term Loan	12.21%	SOFR	675	12/31/2025	USD	4,842,944	4,782,875	4,781,223	[1,2,3]
OneCare Media, LLC	Revolver	0.50%			9/29/2026	USD	1,333,333	(20,000)	(22,830)[1,3,6]
OneCare Media, LLC	First Lien Term Loan	11.93%	SOFR	650	9/29/2026	USD	8,570,932	8,494,231	8,424,175	[1,2,3]
Permaconn TopCo Pty, Ltd.	First Lien Term Loan	10.15%	BBSY	575	12/8/2027	AUD	2,800,000	1,920,726	1,811,600	[1,2,3,8]
Royal Buyer, LLC	Delayed Draw	1.00%			8/31/2028	USD	1,418,863	(14,000)	(13,109)[1,3,6]
Royal Buyer, LLC	First Lien Term Loan	11.33%	SOFR	600	8/31/2028	USD	4,270,777	4,228,947	4,231,319	[1,2,3]
TA TT Buyer, LLC	First Lien Term Loan	10.30%	SOFR	500	4/1/2029	USD	24,348,434	24,109,239	24,480,403	[1,2]
The Chempetitive Group	Delayed Draw	1.00%			3/22/2029	USD	1,570,000	(31,235)	(31,400)[1,3,6]
The Chempetitive Group	Revolver	0.50%			3/22/2029	USD	446,500	(8,882)	(8,930)[1,3,6]
The Chempetitive Group	First Lien Term Loan	10.83%	SOFR	550	3/22/2029	USD	1,798,600	1,762,770	1,762,628	[1,2,3]
TPG VIII Merlin New Holdings I, LP	First Lien Term Loan	11.83%	SOFR	650	3/15/2027	USD	42,250,000	41,415,675	41,405,000	[1,2,3]
Trunk Acquisition, Inc.	First Lien Term Loan	11.20%	SOFR	575	2/19/2027	USD	22,050,000	21,829,500	22,050,000	[1,2,3]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2026	USD	3,693,049	(36,931)	—	[1,3,4,6]
U.S. Hospitality Publishers, Inc.	Delayed Draw	12.43%	SOFR	700	12/17/2025	USD	4,090,991	3,973,402	4,090,991	[1,2,3]
U.S. Hospitality Publishers, Inc.	Revolver	12.43%	SOFR	700	12/17/2025	USD	526,316	157,895	157,895	[1,2,3,7]
U.S. Hospitality Publishers, Inc.	First Lien Term Loan	12.43%	SOFR	700	12/17/2025	USD	4,993,421	4,886,173	4,993,421	[1,2,3]
U.S. Hospitality Publishers, Inc.	Delayed Draw	12.43%	SOFR	700	12/18/2025	USD	2,621,053	2,568,949	2,621,053	[1,2,3]
U.S. Hospitality Publishers, Inc.	First Lien Term Loan	12.43%	SOFR	700	12/18/2025	USD	773,089	757,417	780,124	[1,2,3]
Visionary Buyer LLC	Delayed Draw	1.00%			3/21/2030	USD	12,000,000	(179,629)	(180,000)[1,3,6]
Visionary Buyer LLC	Revolver	0.50%			3/21/2030	USD	3,000,000	(44,780)	(45,000)[1,3,6]
Visionary Buyer LLC	First Lien Term Loan	10.58%	SOFR	525	3/21/2030	USD	12,000,000	11,820,500	11,820,000	[1,2,3]
W2O Holdings, Inc.	Revolver	10.48%	SOFR	525	6/12/2026	USD	425,201	133,676	133,550	[1,2,3,4,7]
W2O Holdings, Inc.	First Lien Term Loan	10.56%	SOFR	525	6/12/2026	USD	3,082,708	3,023,903	3,023,375	[1,2,3,4]
								501,684,288	500,500,189

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary — 6.5%
3 Step Sports LLC	Delayed Draw	13.35%	SOFR	800	10/2/2029	USD	3,948,363	$402,463	$421,314	[1,2,3,4,7]
3 Step Sports LLC	Revolver	13.47%	SOFR	800	10/2/2028	USD	631,578	132,631	134,102	[1,2,3,4,7]
3 Step Sports LLC	First Lien Term Loan	11.97%	SOFR	650	10/2/2029	USD	4,421,054	4,254,053	4,254,503	[1,2,3,4]
A1 Garage Equity, LLC	Delayed Draw	11.68%	SOFR	625	12/22/2028	USD	4,133,141	2,955,623	3,079,825	[1,2,3,7]
A1 Garage Equity, LLC	Revolver	0.50%			12/22/2028	USD	1,515,152	(45,455)	(9,565)[1,3,6]
A1 Garage Equity, LLC	First Lien Term Loan	11.68%	SOFR	625	12/22/2028	USD	9,201,705	8,967,409	9,143,614	[1,2,3]
ADS Buyer, Inc.	First Lien Term Loan	10.45%	SOFR	500	12/30/2027	USD	11,468,503	11,325,146	11,363,961	[1,2,3]
ADS Buyer, Inc.	First Lien Term Loan	10.45%	SOFR	500	12/30/2027	USD	6,426,533	6,362,267	6,367,951	[1,2,3]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.31%	SOFR	575	2/14/2025	USD	22,942,883	22,770,150	22,883,009	[1,2,3,4]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.06%	SOFR	550	12/14/2027	USD	20,851,124	20,631,201	20,687,989	[1,2,3,4]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.81%	SOFR	625	4/22/2026	USD	28,264,875	28,038,349	28,190,564	[1,2,3,4]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.94%	SOFR	550	11/30/2026	USD	14,700,000	14,628,161	14,458,920	[1,2,3,4]
Archimede	First Lien Term Loan	10.40%	EURIBOR	650	10/27/2027	EUR	9,300,000	10,020,505	9,700,967	[1,2,3,8]
Archimede	First Lien Term Loan	10.40%	EURIBOR	650	10/17/2027	EUR	8,500,000	8,955,452	8,866,475	[1,2,3,8]
Auveco Holdings, Inc.	Delayed Draw	1.00%			5/5/2028	USD	1,973,684	(9,868)	(17,991)[1,3,6]
Auveco Holdings, Inc.	Revolver	10.74%	SOFR	525	5/5/2028	USD	1,315,789	290,789	284,059	[1,2,3,7]
Auveco Holdings, Inc.	First Lien Term Loan	10.74%	SOFR	525	5/5/2028	USD	9,072,368	8,981,645	8,989,669	[1,2,3]
Bestop, Inc.	Delayed Draw	1.00%			3/29/2026	USD	1,597,604	(29,892)	(29,955)[1,3,6]
Bestop, Inc.	Revolver	0.50%	PRIME		3/29/2029	USD	1,414,321	(26,467)	(26,519)[1,3,6]
Bestop, Inc.	First Lien Term Loan	10.56%	SOFR	525	3/29/2029	USD	10,489,227	10,332,143	10,331,888	[1,2,3]
BPI Intermediate Holdings, Inc.	Revolver	12.46%	SOFR	700	12/11/2025	USD	1,800,000	582,000	572,782	[1,2,3,7]
BPI Intermediate Holdings, Inc.	First Lien Term Loan	12.46%	SOFR	700	12/11/2025	USD	10,155,224	10,110,623	10,001,668	[1,2,3]
Chop’t Creative Salad Company LLC	First Lien Term Loan	12.68%	SOFR	725	1/22/2025	USD	2,918,531	2,881,741	2,915,296	[1,2,3,4]
Collision SP Subco, LLC	First Lien Term Loan	10.82%	SOFR	550	1/29/2030	USD	5,718,670	5,606,134	5,605,573	[1,2,3,4]
Collision SP Subco, LLC	Delayed Draw	10.74%	SOFR	550	1/29/2030	USD	2,897,653	79,487	107,078	[1,2,3,4,7]
Collision SP Subco, LLC	Revolver	10.82%	SOFR	550	1/29/2030	USD	1,245,189	160,607	160,374	[1,2,3,4,7]
Cooper’s Hawk Intermediate Holding, LLC	First Lien Term Loan	11.83%	SOFR	650	10/31/2026	USD	8,000,000	7,841,411	7,840,000	[1,2,3]
COP HomeTown Acquisitions, Inc.	Delayed Draw	10.95%	SOFR	550	7/16/2027	USD	30,589,269	29,009,002	29,171,132	[1,2,3,4]
COP HomeTown Acquisitions, Inc.	Delayed Draw	1.00%			7/16/2027	USD	477,050	(8,551)	(6,736)[1,3,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
COP HomeTown Acquisitions, Inc.	Revolver	0.50%			7/16/2027	USD	1,387,500	$(27,048)	$(30,007)[1,3,4,6]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	10.97%	SOFR	550	7/16/2027	USD	14,010,000	13,755,385	13,812,179	[1,2,3,4]
Crunch Holdings LLC	First Lien Term Loan	10.93%	SOFR	550	6/27/2025	USD	2,281,053	2,281,053	2,281,053	[1,2,3]
Curriculum Associates, LLC	First Lien Term Loan	10.18%	SOFR	475	1/27/2027	USD	15,000,000	14,532,412	14,712,524	[1,2,3]
Curriculum Associates, LLC	First Lien Term Loan	10.18%	SOFR	475	5/10/2028	USD	1,147,059	1,124,696	1,125,075	[1,2,3]
Denali Midco 2 LLC	Delayed Draw	11.93%	SOFR	650	12/22/2027	USD	7,464,750	7,241,659	7,392,969	[1,2,3]
Denali Midco 2 LLC	First Lien Term Loan	11.93%	SOFR	575	12/22/2027	USD	7,406,250	7,233,621	7,335,032	[1,2,3]
Edmentum Ultimate Holdings, LLC	First Lien Term Loan	12.21%	SOFR	700	7/26/2026	USD	5,653,988	5,420,261	5,418,261	[1,2,3]
Equinox Holdings, Inc.	First Lien Term Loan	12.56%, 4.13% PIK	SOFR	413	3/8/2029	USD	11,098,435	10,824,141	10,820,974	[1,2,3,5]
Equinox Holdings, Inc.	First Lien Term Loan	16.00%, 4.13% PIK	SOFR	413	6/30/2027	USD	1,739,770	1,688,093	1,687,577	[1,2,3,5]
Eternal AUS Bidco PTY LTD	Delayed Draw	1.00%			10/27/2029	AUD	842,754	(307,537)	(308,434)[1,3,4,6,8]
Eternal AUS Bidco PTY LTD	First Lien Term Loan	10.63%	BBSW	625	10/27/2029	AUD	4,376,511	2,780,761	2,774,780	[1,2,3,4,8]
Excel Fitness Holdings, Inc.	Delayed Draw	1.00%			4/29/2029	USD	10,657,529	(133,219)	(90,784)[1,3,6]
Excel Fitness Holdings, Inc.	First Lien Term Loan	10.85%	SOFR	550	4/29/2029	USD	19,950,000	19,492,589	19,529,679	[1,2,3]
Express Wash Concepts	Delayed Draw	11.43%	SOFR	600	4/30/2027	USD	2,731,539	149,324	157,922	[1,2,3,7]
Fenix Topco, LLC	First Lien Term Loan	11.81%	SOFR	650	3/28/2029	USD	13,737,094	13,737,094	13,737,094	[1,2,3]
Fenix Topco, LLC	Delayed Draw	1.00%			3/28/2029	USD	5,312,683	—	—	[1,3,6]
Fenix Topco, LLC	Delayed Draw	1.00%			3/28/2029	USD	950,223	—	—	[1,3,6]
Fitness and Lifestyle Group Bidco Pty Ltd	Delayed Draw	11.64%	BBSY	725	6/30/2026	AUD	227,417	145,279	145,231	[1,2,3,8]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	11.64%	BBSY	725	6/30/2026	AUD	5,138,828	3,282,819	3,281,717	[1,2,3,8]
Fitness International, LLC	First Lien Term Loan	10.59%	SOFR	525	2/12/2029	USD	25,000,000	24,012,827	24,011,449	[1,2,3,4]
FQSR, LLC	Delayed Draw	12.08%	SOFR	550	5/26/2027	USD	2,231,768	2,231,768	2,122,074	[1,2,3]
Gateway US Holdings, Inc.	Revolver	0.50%	SOFR		9/22/2026	USD	854,815	—	(13,879)[1,3,6]
Gateway US Holdings, Inc.	Delayed Draw	11.45%	SOFR	600	9/22/2026	USD	6,716,163	6,586,420	6,607,118	[1,2,3]
Gateway US Holdings, Inc.	First Lien Term Loan	11.45%	SOFR	600	9/22/2026	USD	22,282,206	21,891,967	21,920,428	[1,2,3]
GSM Acquisition Corp.	First Lien Term Loan	10.44%	SOFR	500	11/16/2026	USD	29,468,354	29,292,231	29,199,735	[1,2,3]
GSV Holding, LLC	Delayed Draw	11.45%	SOFR	600	4/3/2028	USD	49,528,119	36,971,320	37,350,300	[1,2,3,7]
Harbor Purchaser, Inc.	First Lien Term Loan	13.83%	SOFR	850	4/7/2030	USD	17,000,000	16,726,992	16,580,777	[1,2,3]
Health Buyer LLC	First Lien Term Loan	10.87%	SOFR	550	4/29/2029	USD	1,311,769	1,281,692	1,284,132	[1,2,3,4]
Home Service Topco IV, Inc.	Delayed Draw	1.00%			12/31/2027	USD	4,757,325	(71,360)	—	[1,3,4,6]
Home Service Topco IV, Inc.	Revolver	0.50%			12/31/2027	USD	1,066,677	—	—	[1,3,4,6]
Home Service Topco IV, Inc.	First Lien Term Loan	11.41%	SOFR	600	12/31/2027	USD	5,173,894	5,039,047	5,173,894	[1,2,3,4]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	13.43%	SOFR	800	4/7/2028	USD	39,800,000	38,422,350	38,736,097	[1,2,3]
HPS Consumer Discretionary	First Lien Term Loan	10.93%	SOFR	550	6/27/2025	USD	5,084,447	5,013,560	5,084,447	[1,2,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
HPS Consumer Discretionary	First Lien Term Loan	13.46%, 1.50% PIK	SOFR	650	10/31/2024	USD	3,931,951	$3,863,399	$3,807,466	[1,2,3,5,7]
HPS Consumer Discretionary	First Lien Term Loan	12.21%	SOFR	675	7/26/2026	USD	14,686,336	14,461,378	14,074,031	[1,2,3,4]
HPS Consumer Discretionary	Delayed Draw	13.22%	SOFR	775	3/31/2028	USD	571,285	553,235	544,275	[1,2,3,4]
HPS Consumer Discretionary	First Lien Term Loan	13.17%	SOFR	775	3/31/2028	USD	444,904	432,772	423,869	[1,2,3,4]
HS Spa Holdings, Inc.	Revolver	11.08%	SOFR	575	6/2/2028	USD	311,429	49,050	49,050	[1,2,3,7]
HS Spa Holdings, Inc.	First Lien Term Loan	11.09%	SOFR	575	6/2/2029	USD	2,147,300	2,112,075	2,150,521	[1,2,3]
HS Spa Holdings, Inc.	Delayed Draw	1.00%			6/2/2029	USD	250,000	(2,487)	(2,500)[1,3,6]
HTI Intermediate	Delayed Draw	1.00%			3/1/2030	USD	423,000	(4,171)	(4,230)[1,3,6]
HTI Intermediate	Revolver	0.50%			3/1/2030	USD	282,500	(5,571)	(5,650)[1,3,6]
HTI Intermediate	First Lien Term Loan	10.84%	SOFR	500	3/1/2030	USD	916,200	898,054	897,876	[1,2,3]
Hudson’s Bay Company	First Lien Term Loan	13.90%	SOFR	850	9/30/2026	USD	6,382,289	6,311,867	6,315,245	[1,2,3,4]
HY Cite Enterprises LLC	First Lien Term Loan	13.59%	SOFR	800	11/12/2026	USD	12,363,062	11,520,260	12,349,359	[1,2,3]
Infinity Home Services Holdco, Inc.	Delayed Draw	11.31%	CDOR	600	12/28/2028	CAD	3,329,809	459,896	461,198	[1,2,3,4,7,8]
Infinity Home Services Holdco, Inc.	Revolver	12.20%	PRIME	500	12/28/2028	CAD	1,000	(166)	(156)[1,2,3,4,7,8]
Ingenio, LLC	First Lien Term Loan	12.45%	SOFR	700	8/3/2026	USD	14,376,837	14,126,179	14,130,667	[1,2,3,4]
Innovetive Petcare, LLC	Delayed Draw	10.47%	SOFR	500	6/30/2028	USD	1,926,331	1,594,546	1,569,951	[1,2,3,4,7]
JHCC Holdings LLC	First Lien Term Loan	11.05%	SOFR	575	9/9/2026	USD	609,776	598,889	608,795	[1,2,3,4]
JHCC Holdings LLC	Delayed Draw	11.07%	SOFR	575	9/9/2026	USD	1,859,815	541,554	573,246	[1,2,3,4,7]
KBP Investments LLC	Delayed Draw	12.08%	SOFR	576	5/26/2027	USD	24,165,479	23,726,487	22,977,715	[1,2,3,4]
Knitwell Borrower LLC	First Lien Term Loan	13.46%	SOFR	800	7/28/2027	USD	5,201,807	5,063,202	5,058,667	[1,2,3]
Knitwell Borrower LLC	First Lien Term Loan	13.42%	SOFR	800	7/28/2027	USD	7,890,859	7,591,358	7,673,723	[1,2,3]
Knitwell Borrower LLC	First Lien Term Loan	13.48%	SOFR	800	7/28/2027	USD	1,390,859	1,353,068	1,352,586	[1,2,3]
Lakeland Tours	Delayed Draw	13.26%	SOFR	775	3/31/2028	USD	3,897,296	3,714,858	3,713,036	[1,2,3]
Lakeland Tours	Revolver	0.50%			4/1/2028	USD	1,125,966	(44,039)	(44,820)[1,3,6]
Lakeland Tours	First Lien Term Loan	13.17%	SOFR	775	3/31/2028	USD	3,035,126	2,893,050	2,891,628	[1,2,3]
Lasko Operation Holding, LLC	First Lien Term Loan	11.96%, 1.50% PIK	SOFR	650	10/31/2024	USD	2,468,101	2,404,032	2,398,334	[1,2,3,5]
Leonard Group, Inc.	First Lien Term Loan	12.06%	SOFR	650	2/26/2026	USD	13,509,812	13,434,208	13,456,564	[1,2,3]
Leviathan Intermediate Holdco. LLC	First Lien Term Loan	15.00%	SOFR	750	12/27/2027	USD	2,242,212	2,198,405	2,199,056	[1,2,3,4]
Mammoth Holdings, LLC	Delayed Draw	1.00%			11/15/2030	USD	4,545,455	(88,539)	(77,873)[1,3,6]
Mammoth Holdings, LLC	First Lien Term Loan	11.05%	ARR	575	11/15/2030	USD	18,181,818	17,830,937	17,870,326	[1,2,3]
Mammoth Holdings, LLC	Revolver	11.06%	ARR CSA	575	11/15/2029	USD	2,272,727	1,093,688	1,097,427	[1,2,3,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Margaritaville Enterprises LLC	Delayed Draw	10.06%	SOFR	475	6/17/2027	USD	2,114,236	$995,067	$1,032,004	[1,2,3,7]
Margaritaville Enterprises LLC	Revolver	0.50%			6/17/2027	USD	312,500	(4,687)	—	[1,3,6]
New Churchill Holdco LLC	Delayed Draw	10.83%	SOFR	550	11/10/2029	USD	5,313,899	838,705	851,847	[1,2,3,4,7]
New Churchill Holdco LLC	Revolver	0.50%			11/10/2029	USD	708,661	(13,288)	(11,950)[1,3,4,6]
New Churchill Holdco LLC	First Lien Term Loan	10.81%	SOFR	550	11/10/2029	USD	2,976,377	2,919,585	2,926,185	[1,2,3,4]
NKD Group GmbH	First Lien Term Loan	11.90%	EURIBOR	800	3/23/2026	EUR	5,769,231	6,000,605	6,224,221	[1,2,3,8]
NL1 Acquire Corp.	Delayed Draw	10.95%	CDOR	550	5/26/2028	CAD	1,924,525	1,491,440	1,406,218	[1,2,3,8]
NL1 Acquire Corp.	Revolver	10.80%	CDOR	550	5/26/2026	CAD	1,330,000	(164,765)	(249,373)[1,2,3,7,8]
NL1 Acquire Corp.	First Lien Term Loan	11.30%, 2.00% PIK	CDOR	400	5/26/2028	CAD	9,559,950	7,527,771	6,857,442	[1,2,3,5,8]
NL1 Acquire Corp.	Delayed Draw	11.45%, 2.00% PIK	SOFR	400	5/26/2028	USD	233,872	227,923	218,725	[1,2,3,5]
NL1 Acquire Corp.	First Lien Term Loan	10.95%	SOFR	550	5/26/2028	USD	2,058,000	2,037,420	1,945,518	[1,2,3]
North Haven Stallone Buyer, LLC	Delayed Draw	11.66%	SOFR	600	5/24/2027	USD	32,228,971	6,210,039	6,469,900	[1,2,3,4,7]
North Haven Stallone Buyer, LLC	Delayed Draw	11.64%	SOFR	600	5/24/2027	USD	6,488,000	6,286,378	6,385,350	[1,2,3]
North Haven Stallone Buyer, LLC	Delayed Draw	11.69%	SOFR	600	5/24/2027	USD	1,269,847	1,242,775	1,249,756	[1,2,3,4]
Oil Changer Holding Corporation	Delayed Draw	12.17%	SOFR	675	2/8/2027	USD	20,000,000	3,135,454	3,162,687	[1,2,3,7]
Otter Learning, LLC	Delayed Draw	11.45%	SOFR	600	4/18/2028	USD	12,720,000	9,192,843	9,236,243	[1,2,3,7]
Otter Learning, LLC	Revolver	0.50%			4/18/2028	USD	1,000,000	(12,500)	(9,067)[1,3,6]
Otter Learning, LLC	First Lien Term Loan	11.70%	SOFR	600	4/18/2028	USD	3,200,794	3,163,720	3,171,772	[1,2,3]
Owl Rock Consumer Discretionary	First Lien Term Loan	10.25%	SOFR	550	3/26/2026	USD	29,313,142	29,164,252	28,679,196	[1,2,3,4]
Paperworks Industries, Inc.	First Lien Term Loan	13.71%	SOFR	825	6/30/2027	USD	9,377,267	9,239,321	9,154,141	[1,2,3]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	11.55%	SOFR	625	6/1/2030	USD	18,442,281	17,929,014	18,442,281	[1,2,3]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	1,852,989	(55,590)	—	[1,3,4,6]
Penney Borrower LLC	First Lien Term Loan	11.93%	SOFR	650	12/16/2026	USD	5,983,456	5,927,095	5,948,873	[1,2,3,4]
POY Holdings, LLC	Delayed Draw	10.97%	SOFR	550	11/17/2027	USD	902,111	902,111	898,403	[1,2,3]
POY Holdings, LLC	Revolver	0.50%			11/17/2027	USD	2,406,511	—	(9,893)[1,3,6]
POY Holdings, LLC	First Lien Term Loan	10.95%	SOFR	550	11/17/2027	USD	19,024,272	18,834,029	18,946,063	[1,2,3]
POY Holdings, LLC	First Lien Term Loan	10.95%	SOFR	550	11/16/2027	USD	8,034,946	7,885,707	8,001,914	[1,2,3]
POY Holdings, LLC	Delayed Draw	10.97%	SOFR	550	11/16/2027	USD	1,913,082	675,795	680,845	[1,2,3,7]
Project Spring Equinox	First Lien Term Loan	16.00%	SOFR	1,350	6/30/2027	USD	531,893	516,124	515,936	[1,3,4]
Project Spring Equinox	First Lien Term Loan	12.56%, 4.13% PIK	SOFR	413	3/8/2029	USD	9,044,296	8,820,257	8,818,189	[1,2,3,4,5]
Quality Automotive Services, LLC	Revolver	0.50%			7/16/2027	USD	1,477,132	—	(28,158)[1,3,4,6]
Quality Automotive Services, LLC	Delayed Draw	1.00%			7/16/2027	USD	5,308,225	(103,690)	(101,190)[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Race Winning Brands, Inc.	Revolver	10.68%	SOFR	525	11/16/2027	USD	3,125,000	$312,500	$80,708	[1,2,3,7]
Race Winning Brands, Inc.	First Lien Term Loan	10.68%	SOFR	525	11/16/2027	USD	25,858,904	25,569,213	23,940,856	[1,2,3,4]
Rawlings Sports Goods Company, Inc.	Revolver	9.06%	SOFR	375	12/31/2025	USD	1,000	807	806	[1,2,3,4,7]
Rawlings Sports Goods Company, Inc.	First Lien Term Loan	9.18%	SOFR	625	12/31/2026	USD	1,743,583	1,701,637	1,701,442	[1,2,3,4]
RefrigiWear, LLC	Revolver	0.50%			11/2/2027	USD	2,601,896	—	(49,706)[1,3,6]
RefrigiWear, LLC	First Lien Term Loan	9.95%	SOFR	450	11/2/2027	USD	15,344,897	15,191,448	15,051,752	[1,2,3]
RefrigiWear, LLC	First Lien Term Loan	9.95%	SOFR	450	11/2/2027	USD	1,491,212	1,476,299	1,462,724	[1,2,3]
RefrigiWear, LLC	First Lien Term Loan	9.87%	SOFR	450	11/2/2027	GBP	9,000,000	11,251,029	11,142,328	[1,2,3,8]
Regent Holding Company, LLC	First Lien Term Loan	13.18%	SOFR	775	2/25/2026	USD	11,266,917	11,173,918	10,972,505	[1,2,3]
Regent Holding Company, LLC	Revolver	0.50%			2/25/2026	USD	1,917,293	—	(50,100)[1,3,6]
Regent Holding Company, LLC	First Lien Term Loan	13.18%	SOFR	775	2/26/2026	USD	1,078,477	1,035,178	1,050,296	[1,2,3]
Reliable Doors, LLC	Delayed Draw	11.58%	SOFR	625	12/22/2028	USD	1,221,897	812,624	812,333	[1,2,3,7]
Reliable Doors, LLC	Revolver	11.58%	SOFR	625	12/22/2028	USD	222,321	40,018	40,674	[1,2,3,7]
Reliable Doors, LLC	First Lien Term Loan	11.58%	SOFR	625	12/22/2028	USD	2,459,542	2,413,730	2,417,613	[1,2,3]
Riverside Assessments, LLC	Revolver	10.58%	ARR	525	3/19/2031	USD	6,000,000	478,052	477,481	[1,2,3,7]
Riverside Assessments, LLC	First Lien Term Loan	10.58%	ARR	525	3/19/2031	USD	41,500,000	40,672,754	40,670,000	[1,2,3]
Shock Doctor Intermediate LLC	Revolver	0.50%			11/20/2029	USD	1,819,709	(34,474)	(16,041)[1,3,4,6]
Shock Doctor Intermediate LLC	First Lien Term Loan	11.05%	SOFR	575	11/20/2029	USD	10,472,074	10,273,711	10,379,761	[1,2,3,4]
Showtime Acquisition, LLC	First Lien Term Loan	12.67%	SOFR	725	8/7/2028	USD	2,989,658	2,930,885	2,931,567	[1,2,3]
Southern Air & Heat Holdings, LLC	First Lien Term Loan	10.73%	SOFR	525	10/1/2027	USD	34,992,364	6,886,299	7,013,550	[1,2,3,7]
Spanx, LLC	Revolver	0.50%			11/18/2027	USD	12,096,621	—	—	[1,3,6]
Spanx, LLC	First Lien Term Loan	10.68%	SOFR	525	11/18/2028	USD	61,375,395	60,463,375	61,375,394	[1,2,3]
Speedstar Holding, LLC	First Lien Term Loan	12.74%	SOFR	725	1/22/2027	USD	10,136,855	10,035,486	9,847,414	[1,2,3]
Speedstar Holding, LLC	Delayed Draw	12.74%	SOFR	725	1/22/2027	USD	308,017	298,777	299,222	[1,2,3]
Speedstar Holding, LLC	First Lien Term Loan	12.73%	SOFR	725	1/22/2027	USD	3,197,204	3,114,672	3,105,913	[1,2,3]
Stanton Carpet Corp.	Revolver	0.50%			10/1/2026	USD	1,189,468	—	(10,843)[1,3,6]
Stanton Carpet Corp.	First Lien Term Loan	10.45%	SOFR	500	10/1/2027	USD	8,782,617	8,694,791	8,702,559	[1,2,3]
Stanton Carpet Corp.	First Lien Term Loan	10.40%	SOFR	500	10/1/2027	USD	277,624	271,429	275,093	[1,2,3]
Stepping Stones Healing	Revolver	0.50%			12/30/2026	USD	2,000,000	(181,641)	(198,167)[1,3,6]
Summit Buyer, LLC	Delayed Draw	11.03%	SOFR	525	1/14/2027	USD	18,265,055	17,910,220	17,915,746	[1,2,3]
Summit Buyer, LLC	Revolver	13.25%	PRIME	425	1/14/2027	USD	1,382,979	676,712	650,263	[1,2,3,7]
Summit Buyer, LLC	First Lien Term Loan	11.03%	SOFR	525	1/14/2027	USD	14,661,461	13,965,606	14,381,069	[1,2,3]
Summit Buyer, LLC	Delayed Draw	11.01%	SOFR	525	1/14/2027	USD	3,212,458	3,116,001	3,151,022	[1,2,3]
Summit Buyer, LLC	Delayed Draw	11.03%	SOFR	525	1/14/2027	USD	22,719,692	7,769,531	7,777,804	[1,2,3,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Summit Buyer, LLC	Revolver	0.50%			1/14/2027	USD	2,272,727	$(65,957)	$(43,465)[1,3,6]
Team Acquisition Corporation	Revolver	0.50%			11/21/2028	USD	4,618,975	(172,556)	(88,995)[1,3,4,6]
Team Acquisition Corporation	First Lien Term Loan	11.77%	SOFR	650	11/21/2029	USD	42,037,438	40,835,304	41,423,405	[1,2,3,4]
Travel Leaders Group, LLC	Delayed Draw	13.93%, 3.00% PIK	SOFR	550	3/27/2028	USD	7,176,317	7,158,691	7,310,462	[1,2,3,5]
Treehouse Child Limited	Delayed Draw	1.00%			3/25/2028	USD	1,132,075	—	—	[1,3,6]
Treehouse Child Limited	First Lien Term Loan	10.63%	SOFR	500	3/25/2028	USD	5,377,358	5,377,359	5,377,358	[1,2,3]
TruBlue LLC	Delayed Draw	1.00%			1/11/2029	USD	418,500	(7,607)	(8,370)[1,3,6]
TruBlue LLC	Revolver	0.50%			1/11/2029	USD	257,000	(4,669)	(5,140)[1,3,6]
TruBlue LLC	First Lien Term Loan	10.83%	SOFR	550	1/11/2029	USD	936,600	919,364	917,868	[1,2,3]
Vehicle Accessories, Inc.	Revolver	10.95%	SOFR	550	11/30/2026	USD	219,279	70,300	69,497	[1,2,3,7]
Vehicle Accessories, Inc.	First Lien Term Loan	10.95%	SOFR	550	11/30/2026	USD	10,640,497	10,469,554	10,465,993	[1,2,3]
Vertex Service Partners, LLC	Delayed Draw	10.82%	SOFR	550	11/8/2030	USD	18,629,563	8,423,370	8,577,831	[1,2,3,4,7]
Vertex Service Partners, LLC	Revolver	0.50%			11/8/2030	USD	2,466,927	(58,584)	(39,524)[1,3,4,6]
Vertex Service Partners, LLC	First Lien Term Loan	10.82%	SOFR	550	11/8/2030	USD	2,148,477	2,096,767	2,114,055	[1,2,3,4]
Vertex Service Partners, LLC	First Lien Term Loan	11.43%	SOFR	550	11/8/2030	USD	7,848,837	7,659,111	7,723,086	[1,2,3,4]
Weber-Stephen Products, LLC	Revolver	11.08%	SOFR	575	12/19/2026	USD	10,000,000	8,250,563	8,226,410	[1,2,3,7]
Woof Holdings, Inc.	Second Lien Term Loan	12.67%	ARR CSA	725	12/21/2028	USD	8,000,000	7,885,583	7,929,344	[1,2,3,9]
World Choice Investment	Delayed Draw	12.92%	SOFR	750	8/7/2028	USD	203,148	199,510	199,478	[1,2,3]
World Choice Investment	Revolver	0.50%			8/7/2028	USD	261,713	(4,671)	(4,729)[1,3,6]
World Choice Investment	First Lien Term Loan	12.92%	SOFR	750	8/7/2028	USD	3,537,318	3,473,992	3,473,403	[1,2,3]
								1,156,135,351	1,157,525,826
Consumer Staples — 0.9%
Baxters North America Holdings, Inc.	First Lien Term Loan	14.58%, 2.00% PIK	SOFR	725	5/31/2028	USD	26,164,051	25,588,350	24,851,867	[1,2,3,5]
BCPE North Star US Holdings Co.	First Lien Term Loan	9.44%	SOFR	400	6/10/2028	USD	13,706,930	13,604,128	12,841,748	[1,2]
C.P. Converters, Inc.	First Lien Term Loan	13.08%	ARR CSA	750	9/30/2024	USD	3,243,689	3,223,904	3,235,227	[1,2,3,7]
City Line Distributors LLC	Delayed Draw	11.43%	SOFR	600	8/31/2028	USD	346,107	337,454	343,284	[1,2,3,4]
City Line Distributors LLC	Revolver	11.45%	SOFR	600	8/31/2028	USD	1,000	83	92	[1,2,3,4,7]
City Line Distributors LLC	First Lien Term Loan	11.42%	SOFR	600	8/31/2028	USD	863,106	843,385	856,066	[1,2,3,4]
City Line Distributors LLC	Revolver	0.50%			8/31/2028	USD	1,500	(12)	(12)[1,3,4,6]
Demakes Borrower, LLC	Delayed Draw	1.00%			12/12/2029	USD	1,871,180	(45,691)	(44,655)[1,3,4,6]
Demakes Borrower, LLC	First Lien Term Loan	11.57%	SOFR	625	12/12/2029	USD	2,557,086	2,495,420	2,496,062	[1,2,3,4]
Demakes Borrower, LLC	First Lien Term Loan	11.62%	SOFR	625	12/12/2029	USD	4,098,000	3,998,887	4,000,202	[1,2,3]
GOJO Industries Holdings, Inc.	First Lien Term Loan	14.83%, 4.50% PIK	SOFR	500	10/26/2028	USD	24,096,087	23,415,560	23,649,733	[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples (Continued)
Jarrow Formulas, Inc.	First Lien Term Loan	11.65%	SOFR	625	11/30/2026	USD	29,195	$28,844	$28,319	[1,2,3]
JTM Foods, LLC	Delayed Draw	10.71%	SOFR	525	5/14/2027	USD	1,027,361	1,015,693	1,010,284	[1,2,3]
JTM Foods, LLC	Revolver	10.71%	SOFR	525	5/14/2027	USD	1,119,194	836,484	820,792	[1,2,3,7]
JTM Foods, LLC	First Lien Term Loan	10.73%	SOFR	525	5/14/2027	USD	7,509,956	7,416,082	7,385,124	[1,2,3]
JTM Foods, LLC	Revolver	10.73%	SOFR	525	5/14/2027	USD	559,597	554,001	550,295	[1,2,3]
JTM Foods, LLC	First Lien Term Loan	10.71%	SOFR	525	5/14/2027	USD	1,333,794	1,324,030	1,311,623	[1,2,3]
KNPC Holdco, LLC	First Lien Term Loan	11.41%	SOFR	600	10/22/2029	USD	1,202,566	1,179,676	1,183,286	[1,2,3,4]
LifeStyles Bidco, Ltd.	Revolver	11.07%	SOFR	575	11/30/2028	USD	1,000	308	309	[1,2,3,4,7]
LifeStyles Bidco, Ltd.	First Lien Term Loan	11.83%	SOFR	650	11/30/2028	EUR	2,761,560	2,901,727	2,911,290	[1,2,3,4,8]
LJ Perimeter Buyer, Inc.	First Lien Term Loan	11.98%	SOFR	650	10/31/2028	USD	7,538	7,530	7,538	[1,2,3]
Purfoods, LLC	Delayed Draw	11.72%	SOFR	625	8/12/2026	USD	2,932,031	2,902,711	2,932,031	[1,2,3]
Purfoods, LLC	First Lien Term Loan	11.71%	SOFR	625	8/12/2026	USD	4,353,750	4,310,213	4,353,750	[1,2,3]
RB Holdings Interco, LLC	Revolver	10.47%	SOFR	500	5/4/2028	USD	1,385,080	1,039,734	1,045,803	[1,2,3,4,7]
Reddy ICE, LLC	Delayed Draw	11.43%	SOFR	500	7/1/2025	USD	1,089,914	671,343	670,048	[1,2,3,4,7]
Reddy ICE, LLC	First Lien Term Loan	11.44%	SOFR	500	7/1/2025	USD	429,137	422,085	421,264	[1,2,3,4]
Sugar PPC Buyer LLC	Delayed Draw	11.32%	SOFR	600	10/2/2030	USD	2,255,005	2,212,726	2,235,043	[1,2,3,4]
Sugar PPC Buyer LLC	First Lien Term Loan	11.32%	SOFR	600	10/2/2030	USD	8,118,020	7,943,801	7,954,606	[1,2,3,4]
SWK Buyer, Inc.	Revolver	0.50%			3/11/2029	USD	1,228,070	—	(97,236)[1,3,6]
SWK Buyer, Inc.	First Lien Term Loan	10.66%	SOFR	525	3/11/2029	USD	13,003,728	12,873,691	11,974,118	[1,2,3]
Ultimate Baked Goods	Delayed Draw	10.93%	SOFR	550	8/13/2027	USD	3,481,670	2,919,832	2,894,024	[1,2,3,4,7]
Watermill Express, LLC	Revolver	11.18%	SOFR	575	7/5/2029	USD	229,119	51,504	51,487	[1,2,3,4,7]
Watermill Express, LLC	First Lien Term Loan	11.21%	SOFR	575	7/5/2029	USD	1,260,271	1,235,840	1,236,015	[1,2,3,4]
Watermill Express, LLC	Delayed Draw	11.18%	SOFR	575	7/5/2029	USD	462,363	55,681	55,832	[1,2,3,4,7]
Woodland Foods, Inc.	First Lien Term Loan	11.37%	SOFR	575	12/1/2027	USD	4,912,060	4,852,280	4,513,300	[1,2,3]
WPP Bullet Buyer, LLC	Revolver	11.08%	SOFR	575	12/7/2029	USD	3,868,280	2,955,364	2,953,651	[1,2,3,4,7]
WPP Bullet Buyer, LLC	First Lien Term Loan	11.08%	SOFR	575	12/7/2030	USD	37,206,368	36,481,485	36,470,549	[1,2,3,4]
ZB Holdco LLC	Delayed Draw	11.48%	SOFR	550	2/9/2028	USD	1,320,942	943,073	951,078	[1,2,3,4,7]
ZB Holdco LLC	First Lien Term Loan	11.43%	SOFR	550	2/9/2028	USD	1,054,111	1,025,966	1,033,029	[1,2,3,4]
ZB Holdco LLC	Delayed Draw	1.00%			2/9/2028	USD	736,793	(14,643)	(14,736)[1,3,4,6]
								171,608,529	169,072,130

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Energy — 0.6%
Amspec Parent, LLC	Delayed Draw	1.00%			12/5/2030	USD	8,715,293	$(213,193)	$(188,125)[1,3,6]
Amspec Parent, LLC	Revolver	0.50%			12/5/2029	USD	6,084,507	(143,935)	(74,687)[1,3,6]
Amspec Parent, LLC	First Lien Term Loan	11.05%	SOFR	575	12/5/2030	USD	45,025,352	43,933,351	43,909,721	[1,2,3]
Amspec Parent, LLC	First Lien Term Loan	11.05%	SOFR	575	12/5/2030	USD	15,436,992	15,061,035	15,054,497	[1,2,3,4]
Braya Renewable Fuels (Newfoundland) LP	First Lien Term Loan	11.91%	SOFR	650	11/9/2026	USD	3,500,000	3,432,425	3,430,000	[1,2,3]
Camin Cargo Control Holdings, Inc.	Delayed Draw	1.00%			12/8/2029	USD	288,462	(6,326)	(5,808)[1,3,6]
Camin Cargo Control Holdings, Inc.	Revolver	0.50%			12/8/2029	USD	236,538	3,604	3,892	[1,3,7]
Camin Cargo Control Holdings, Inc.	First Lien Term Loan	11.33%	SOFR	600	12/8/2029	USD	1,918,269	1,876,662	1,879,648	[1,2,3]
Camin Cargo Control Holdings, Inc.	Revolver	11.32%	SOFR	600	12/8/2029	USD	42,308	41,402	41,456	[1,2,3]
DMC Holdco, LLC	Delayed Draw	1.00%			7/13/2029	USD	3,917,586	(48,970)	(25,908)[1,3,4,6]
DMC Holdco, LLC	Revolver	0.50%			7/13/2029	USD	2,611,724	—	(17,272)[1,3,4,6]
DMC Holdco, LLC	First Lien Term Loan	11.16%	SOFR	600	7/13/2029	USD	11,723,375	11,453,066	11,645,845	[1,2,3,4]
Highpeak Energy, Inc.	First Lien Term Loan	12.98%	SOFR	750	9/30/2026	USD	4,500,000	4,404,033	4,395,482	[1,2,3,4]
Highpeak Energy, Inc.	First Lien Term Loan	13.06%	SOFR	750	9/30/2026	USD	1,125,000	1,100,852	1,098,870	[1,2,3,4]
HPS Energy	First Lien Term Loan	13.66%	SOFR	825	3/12/2026	USD	2,613,922	2,596,187	2,611,492	[1,2,3,4]
Integrated Power Services	Revolver	9.94%	SOFR	450	11/22/2027	USD	2,857,263	505,710	458,216	[1,2,3,4,7]
KENE Acquisition, Inc.	Delayed Draw	1.00%			2/8/2031	USD	7,265,329	(143,829)	(141,910)[1,3,4,6]
KENE Acquisition, Inc.	Revolver	0.50%			2/8/2031	USD	2,233,138	(43,763)	(43,619)[1,3,4,6]
KENE Acquisition, Inc.	First Lien Term Loan	10.57%	SOFR	525	2/8/2031	USD	16,415,917	16,092,074	16,095,273	[1,2,3,4]
KENE Acquisition, Inc.	Delayed Draw	1.00%			2/7/2031	USD	5,720,553	(113,723)	(111,737)[1,3,4,6]
KENE Acquisition, Inc.	Revolver	0.50%			2/7/2031	USD	1,716,166	(33,912)	(33,521)[1,3,4,6]
KENE Acquisition, Inc.	First Lien Term Loan	10.57%	SOFR	525	2/7/2031	USD	12,928,450	12,672,008	12,675,925	[1,2,3,4]
								112,424,758	112,657,730
Financials — 12.3%
1251 Financing Company, LLC	Delayed Draw	12.46%	SOFR	700	5/7/2026	USD	843,982	816,475	816,164	[1,2,3]
1251 Financing Company, LLC	First Lien Term Loan	12.46%	SOFR	700	5/7/2026	USD	946,615	915,762	915,413	[1,2,3]
1364720 B.C. LTD	Delayed Draw	1.00%			9/9/2028	CAD	5,000,000	(1,294,910)	(1,308,873)[1,3,6,8]
1364720 B.C. LTD	Revolver	0.50%			9/9/2028	CAD	2,000,000	(532,934)	(523,549)[1,3,6,8]
1364720 B.C. LTD	First Lien Term Loan	9.81%	CDOR	450	9/9/2028	CAD	11,385,000	8,385,115	8,404,695	[1,2,3,8]
Accession Risk Management Group	Delayed Draw	10.96%	SOFR	550	11/1/2029	USD	279,474	268,294	271,471	[1,2,3]
Accession Risk Management Group	Delayed Draw	11.35%	SOFR	600	11/1/2029	USD	4,986,569	2,101,332	2,125,797	[1,2,3,7]
Accession Risk Management Group	Delayed Draw	10.95%	SOFR	550	11/1/2029	USD	2,110,884	2,090,592	2,050,444	[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Accession Risk Management Group	First Lien Term Loan	10.96%	SOFR	550	11/1/2029	USD	75,652,305	$75,393,155	$73,486,158	[1,2,3]
Accuserve Solutions, Inc.	Delayed Draw	11.42%	SOFR	625	8/11/2029	USD	241,379	238,966	238,222	[1,2,3]
Accuserve Solutions, Inc.	First Lien Term Loan	11.42%	SOFR	625	8/11/2029	USD	34,758,621	34,134,544	34,303,978	[1,2,3]
Accuserve Solutions, Inc.	Revolver	11.02%	SOFR	575	3/15/2030	USD	3,096,591	1,277,001	1,275,965	[1,2,3,7]
Accuserve Solutions, Inc.	First Lien Term Loan	11.67%	SOFR	575	3/15/2030	USD	14,062,500	13,879,761	13,878,562	[1,2,3]
Accuserve Solutions, Inc.	Delayed Draw	1.00%			3/15/2030	USD	40,280,540	(523,454)	(442,654)[1,3,6]
Accuserve Solutions, Inc.	Revolver	10.06%	SOFR	575	3/15/2030	USD	198,864	152,486	152,131	[1,2,3]
Alera Group Holdings, Inc.	Delayed Draw	10.68%	SOFR	525	9/30/2028	USD	30,585,913	30,231,178	30,196,164	[1,2,3]
Alera Group Holdings, Inc.	First Lien Term Loan	10.68%	SOFR	525	9/30/2028	USD	27,083,937	26,636,667	26,723,273	[1,2,3]
Alera Group Holdings, Inc.	Delayed Draw	10.68%	SOFR	525	10/2/2028	USD	1,635	1,582	1,613	[1,2,3]
Alera Group Holdings, Inc.	Delayed Draw	1.00%			9/30/2028	USD	18,830,588	(181,455)	(89,884)[1,3,6]
Alera Group Holdings, Inc.	Delayed Draw	11.09%	SOFR	575	10/2/2028	USD	4,723,751	190,496	213,640	[1,2,3,4,7]
Allworth Financial Group, L.P.	Delayed Draw	10.92%	SOFR	550	12/23/2026	USD	39,993,929	6,450,536	6,993,929	[1,2,3,7]
Amba Buyer, Inc.	Delayed Draw	10.51%	SOFR	525	7/30/2027	USD	14,257,915	281,589	226,480	[1,2,3,7]
Amba Buyer, Inc.	First Lien Term Loan	10.53%	SOFR	525	7/30/2027	USD	12,257,351	12,134,778	12,145,619	[1,2,3]
AmeriLife Holdings, LLC	Revolver	0.50%			8/31/2028	USD	5,181,818	(212,147)	(47,235)[1,3,6]
AmeriLife Holdings, LLC	First Lien Term Loan	11.08%	SOFR	575	8/31/2029	USD	19,440,000	19,119,095	19,262,794	[1,2,3]
AmeriLife Holdings, LLC	Delayed Draw	11.08%	SOFR	575	8/31/2029	USD	25,653,873	7,297,803	7,396,024	[1,2,3,7]
AmeriLife Holdings, LLC	Delayed Draw	1.00%			8/31/2029	USD	7,118,114	(110,743)	(51,926)[1,3,6]
Apus Bidco Limited	First Lien Term Loan	10.94%	SONIA	575	2/9/2028	GBP	10,791,367	14,547,349	13,168,969	[1,2,3,8]
AQ Sage Buyer, LLC	First Lien Term Loan	11.45%	SOFR	600	1/25/2027	USD	24,611,764	24,346,305	23,833,156	[1,2,3]
AQ Sunshine, Inc.	Delayed Draw	11.70%	SOFR	625	4/15/2027	USD	22,526,979	22,076,809	22,378,002	[1,2,3]
AQ Sunshine, Inc.	Revolver	0.50%			4/15/2027	USD	2,231,105	(33,294)	(14,755)[1,3,4,6]
AQ Sunshine, Inc.	First Lien Term Loan	11.69%	SOFR	625	4/15/2027	USD	1,980,881	1,962,340	1,967,781	[1,2,3,4]
AQ Sunshine, Inc.	Delayed Draw	11.68%	SOFR	625	4/15/2027	USD	37,429	3,188	3,286	[1,2,3,4,7]
Ardonagh Midco 3 PLC	Delayed Draw	1.00%			2/15/2031	USD	6,433,247	(96,062)	(96,499)[1,3,6]
Ardonagh Midco 3 PLC	Delayed Draw	1.00%			2/15/2031	AUD	1,632,214	(576,493)	(584,559)[1,3,4,6,8]
Ardonagh Midco 3 PLC	First Lien Term Loan	9.07%	BBSW	475	2/15/2031	AUD	3,261,164	2,109,403	2,093,214	[1,2,3,4,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Ardonagh Midco 3 PLC	Delayed Draw	1.00%			2/15/2031	EUR	4,442,215	$340,059	$278,447	[1,3,4,6,8]
Ardonagh Midco 3 PLC	First Lien Term Loan	8.67%	EURIBOR	475	2/15/2031	EUR	21,548,781	23,199,087	22,899,503	[1,2,3,4,8]
Ardonagh Midco 3 PLC	First Lien Term Loan	10.04%	SOFR	475	2/15/2031	USD	69,846,680	68,805,591	68,798,980	[1,2,3,4]
Aretec Group, Inc.	First Lien Term Loan	9.93%	SOFR	450	8/9/2030	USD	39,799,499	38,639,835	40,073,120	[1,2,4]
Babylon Buyer, Inc.	Revolver	11.07%	SOFR	575	3/8/2030	USD	525,292	517,475	517,487	[1,2,3]
Babylon Buyer, Inc.	First Lien Term Loan	11.07%	SOFR	575	3/8/2030	USD	12,974,708	12,781,526	12,781,940	[1,2,3]
Belmont Buyer, Inc.	Delayed Draw	11.73%	SOFR	650	6/21/2029	USD	2,524,012	953,679	989,120	[1,2,3,7]
Belmont Buyer, Inc.	Revolver	0.50%			6/21/2029	USD	1,264,535	—	(10,325)[1,3,6]
Belmont Buyer, Inc.	First Lien Term Loan	11.78%	SOFR	650	6/21/2029	USD	10,652,863	10,361,995	10,579,214	[1,2,3]
CC SAG Acquisition Corp.	Delayed Draw	11.19%	SOFR	575	6/29/2028	USD	5,176,256	4,195,182	4,143,922	[1,2,3,7]
CC SAG Acquisition Corp.	Revolver	0.50%			6/29/2027	USD	699,301	—	(13,303)[1,3,6]
CC SAG Acquisition Corp.	First Lien Term Loan	11.19%	SOFR	575	6/29/2028	USD	18,620,792	18,341,480	18,203,732	[1,2,3]
Cerity Partners, LLC	Revolver	0.50%			7/28/2029	USD	443,192	(8,864)	(1,822)[1,3,6]
Cerity Partners, LLC	First Lien Term Loan	11.84%	SOFR	650	7/28/2029	USD	7,111,855	6,989,032	7,082,618	[1,2,3]
Cerity Partners, LLC	Delayed Draw	12.09%	SOFR	675	7/28/2029	USD	17,464,105	16,922,488	17,464,105	[1,2,3]
Cerity Partners, LLC	First Lien Term Loan	12.09%	SOFR	675	7/28/2029	USD	12,375,000	12,071,119	12,375,000	[1,2,3]
Cerity Partners, LLC	Delayed Draw	1.00%			7/28/2029	USD	12,000,000	(290,743)	(49,333)[1,3,4,6]
CFGI Holdings, LLC	Revolver	0.50%			11/2/2027	USD	1,751,825	(17,518)	(29,119)[1,3,6]
CFGI Holdings, LLC	First Lien Term Loan	10.43%	SOFR	500	11/2/2027	USD	14,569,343	14,423,650	14,327,168	[1,2,3]
Cherry Bekaert Advisory LLC	Revolver	10.58%	SOFR	525	6/30/2028	USD	2,373,418	712,025	642,880	[1,2,3,4,7]
Cherry Bekaert Advisory LLC	Delayed Draw	1.00%			6/30/2028	USD	5,906,250	(59,062)	(83,396)[1,3,6]
Cherry Bekaert Advisory LLC	First Lien Term Loan	11.08%	SOFR	575	6/30/2028	USD	4,570,781	4,486,034	4,506,242	[1,2,3]
Citrin Cooperman Advisors, LLC	Delayed Draw	10.40%	SOFR	500	10/1/2027	USD	42,206,069	41,346,254	42,206,069	[1,2,3]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	10.40%	SOFR	500	10/1/2027	USD	14,126,454	13,734,091	14,126,454	[1,2,3,4]
Citrin Cooperman Advisors, LLC	Delayed Draw	10.65%	SOFR	500	10/1/2027	USD	2,385,697	2,323,190	2,385,697	[1,2,3,4]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	10.65%	SOFR	525	10/1/2027	USD	7,116,555	6,982,946	6,979,584	[1,2,3]
Citrin Cooperman Advisors, LLC	Delayed Draw	10.65%	SOFR	525	10/1/2027	USD	49,815,886	9,661,552	9,659,101	[1,2,3,7]
Consolidated Information Services Solutions, LLC	Delayed Draw	13.16%	SOFR	668	3/12/2026	USD	549,937	517,501	516,836	[1,2,3]
Consolidated Information Services Solutions, LLC	First Lien Term Loan	13.16%	SOFR	668	3/12/2026	USD	2,347,492	2,209,036	2,206,195	[1,2,3]
Credit Connection, LLC	Revolver	0.50%			7/30/2026	USD	600,000	(12,000)	(4,620)[1,3,6]
Credit Connection, LLC	First Lien Term Loan	11.21%	SOFR	575	7/30/2026	USD	8,332,742	8,146,585	8,268,573	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Cresset Asset Management, LLC	First Lien Term Loan	12.82%, 0.50% PIK	SOFR	700	4/20/2025	USD	9,034,715	$8,992,931	$8,921,718	[1,2,3,5,7]
CRSS HPS, LLC	First Lien Term Loan	12.23%	SOFR	675	12/21/2026	USD	2,000,000	1,963,060	1,962,282	[1,2,3]
Crystal Bidco Limited	First Lien Term Loan	10.30%	SOFR	500	1/25/2029	USD	7,423,496	7,492,304	7,497,731	[1,2,3]
Crystal Bidco Limited	First Lien Term Loan	10.34%	SOFR	550	3/15/2031	USD	10,000,027	10,099,568	10,100,027	[1,2,3]
DOXA Insurance Holdings, LLC	Revolver	0.50%			12/20/2029	USD	114,484	(2,185)	(2,152)[1,3,6]
DOXA Insurance Holdings, LLC	First Lien Term Loan	10.83%	SOFR	550	12/20/2030	USD	2,763,312	2,709,507	2,711,368	[1,2,3,4]
DOXA Insurance Holdings, LLC	Delayed Draw	10.84%	SOFR	550	12/20/2030	USD	2,625,417	1,032,149	1,034,287	[1,2,3,4,7]
Dreamstart BidCo	First Lien Term Loan	9.15%	EURIBOR	525	3/30/2027	EUR	627,356	758,007	673,372	[1,2,3,8]
EdgeCo Buyer, Inc.	Delayed Draw	10.15%	SOFR	475	6/1/2026	USD	9,990,500	5,536,203	5,592,432	[1,2,3,7]
EdgeCo Buyer, Inc.	First Lien Term Loan	10.15%	SOFR	475	6/1/2026	USD	2,456,250	2,434,731	2,433,368	[1,2,3]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	8,853,000	(176,632)	(177,060)[1,3,4,6]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	4,495,560	(89,466)	(89,911)[1,3,4,6]
Empower Payments Investor, LLC	First Lien Term Loan	10.57%	SOFR	525	3/12/2031	USD	1,408,406	1,381,165	1,380,238	[1,2,3,4]
Empower Payments Investor, LLC	First Lien Term Loan	10.48%	SOFR	525	3/12/2031	USD	61,152,795	59,932,754	59,929,739	[1,2,3]
EP Wealth Advisors, LLC	Delayed Draw	11.21%	SOFR	575	9/4/2026	USD	12,570,300	5,102,037	5,332,463	[1,2,3,7]
EP Wealth Advisors, LLC	First Lien Term Loan	11.21%	SOFR	575	9/4/2026	USD	5,346,000	5,235,402	5,268,909	[1,2,3]
Exegy, Inc.	First Lien Term Loan	11.43%	SOFR	600	5/17/2026	USD	10,697,507	10,613,777	10,593,570	[1,2,3]
Foundation Risk Partners, Corp.	Delayed Draw	12.16%	SOFR	675	10/29/2028	USD	5,072,727	4,920,545	5,119,396	[1,2,3]
Foundation Risk Partners, Corp.	First Lien Term Loan	12.16%	SOFR	675	10/29/2028	USD	10,854,545	10,572,912	10,955,493	[1,2,3]
Foundation Risk Partners, Corp.	Delayed Draw	11.41%	SOFR	600	10/29/2028	USD	300,640	291,200	296,646	[1,2,3]
Foundation Risk Partners, Corp.	First Lien Term Loan	11.41%	SOFR	600	10/29/2028	USD	4,199,303	4,082,579	4,143,522	[1,2,3]
Foundation Risk Partners, Corp.	Delayed Draw	10.91%	SOFR	550	10/29/2028	USD	37,700,984	11,045,222	11,038,104	[1,2,3,4,7]
Galway Borrower, LLC	Delayed Draw	10.65%	SOFR	525	9/30/2028	USD	261,395	259,788	258,904	[1,2,3]
Galway Borrower, LLC	First Lien Term Loan	10.65%	SOFR	525	9/30/2028	USD	42,157,550	41,541,203	41,755,884	[1,2,3]
Galway Borrower, LLC	First Lien Term Loan	11.05%	SOFR	575	9/30/2028	USD	9,950,000	9,701,137	9,822,865	[1,2,3]
Galway Borrower, LLC	First Lien Term Loan	11.05%	SOFR	575	9/29/2028	USD	25,420	25,042	25,177	[1,2,3]
Galway Borrower, LLC	Delayed Draw	1.00%			9/30/2028	USD	83,551,329	(884,351)	(844,800)[1,3,6]
Galway Borrower, LLC	Revolver	10.66%	SOFR	525	9/30/2028	USD	11,113,370	1,710,194	1,690,001	[1,2,3,7]
Galway Borrower, LLC	Delayed Draw	1.00%			9/29/2028	USD	3,996,448	(39,595)	(38,077)[1,3,4,6]
Galway Borrower, LLC	Revolver	10.59%	SOFR	525	9/29/2028	USD	503,552	76,431	76,575	[1,2,3,4,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Gestion ABS Bidco, Inc.	Delayed Draw	1.00%			3/1/2031	CAD	8,453,050	$(2,311,739)	$(2,303,466)[1,3,4,6,8]
Gestion ABS Bidco, Inc.	Revolver	0.50%			3/1/2031	CAD	2,542,007	(695,023)	(692,700)[1,3,4,6,8]
Gestion ABS Bidco, Inc.	First Lien Term Loan	11.06%	CDOR	525	3/1/2031	CAD	16,906,100	12,282,955	12,299,167	[1,2,3,4,8]
Gloves Buyer, Inc.	First Lien Term Loan	10.44%	SOFR	500	12/29/2027	USD	19,900,000	19,215,346	19,691,441	[1,2,3]
Guidehouse LLP	First Lien Term Loan	11.08%	SOFR	575	12/16/2030	USD	57,761,656	57,059,743	57,135,848	[1,2,3]
Helibron Midco B.V.	First Lien Term Loan	9.58%	EURIBOR	575	9/17/2026	EUR	322,466	387,951	328,360	[1,2,3,8]
Helibron Midco B.V.	First Lien Term Loan	9.58%	EURIBOR	575	9/18/2026	EUR	14,409,908	15,628,491	14,673,302	[1,2,3,8]
HG Genesis 9 Sumoco Limited	First Lien Term Loan	10.93% PIK	EURIBOR		3/3/2027	EUR	29,514,780	30,035,569	31,719,418	[1,2,3,5,8]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	10.93%	SOFR	550	11/25/2028	USD	22,917,213	22,880,973	22,745,334	[1,2,3]
Higginbotham Insurance Agency, Inc.	Delayed Draw	10.93%	SOFR	550	11/25/2028	USD	107,801,924	107,175,285	106,993,409	[1,2,3]
Higginbotham Insurance Agency, Inc.	Delayed Draw	0.50%			11/25/2028	USD	20,275,734	—	—	[1,3,6]
High Street Buyer	Delayed Draw	1.00%			4/16/2028	USD	4,009,153	(79,630)	(80,183)[1,3,4,6]
HPS Financials	First Lien Term Loan	9.15%	EURIBOR	525	9/30/2026	EUR	3,570,450	4,155,283	3,818,145	[1,2,3,4,8]
HPS Financials	First Lien Term Loan	10.73%	SONIA	525	7/18/2025	GBP	4,517,888	5,791,782	5,653,118	[1,2,3,4,8]
HPS Financials	Delayed Draw	10.68%	SOFR	650	10/2/2028	USD	412,761	394,511	408,776	[1,2,3]
HPS Financials	First Lien Term Loan	10.68%	SOFR	650	10/2/2028	USD	205,729	197,733	203,743	[1,2,3]
HPS Financials	First Lien Term Loan	10.30%	SOFR	500	5/16/2029	USD	2,474,499	2,496,366	2,499,244	[1,2,3,4]
HPS Financials	First Lien Term Loan	11.96%	SOFR	650	10/1/2026	USD	4,125,000	3,864,998	3,941,853	[1,2,3,4]
HPS Financials	Delayed Draw	11.19%	SOFR	575	6/29/2028	USD	697,296	560,109	558,775	[1,2,3,4,7]
HPS Financials	First Lien Term Loan	11.19%	SOFR	575	6/28/2028	USD	2,506,091	2,463,732	2,449,961	[1,2,3,4]
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	8.34%	SOFR	300	5/14/2031	USD	187,500,000	139,070,541	139,070,541	[1,2,3,7]
iM Global Partner	First Lien Term Loan	9.45%	EURIBOR	550	4/7/2028	EUR	3,700,000	3,739,557	3,875,506	[1,2,3,8]
Inszone Mid, LLC	Delayed Draw	12.08%	SOFR	575	11/10/2029	USD	4,235,295	671,758	716,434	[1,2,3,4,7]
Inszone Mid, LLC	Revolver	0.50%			11/10/2029	USD	529,411	(9,989)	(10,017)[1,3,4,6]
Inszone Mid, LLC	First Lien Term Loan	11.08%	SOFR	575	11/10/2029	USD	4,235,295	4,154,191	4,155,162	[1,2,3,4]
Inszone Mid, LLC	First Lien Term Loan	11.09%	SOFR	575	11/8/2028	USD	11,764,706	11,540,759	11,542,114	[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Integrity Marketing Acquisition, LLC	Delayed Draw	11.36%	SOFR	602	8/27/2026	USD	15,869,461	$15,477,960	$15,804,221	[1,2,3,4]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.46%	SOFR	600	8/27/2026	USD	22,500	22,138	22,613	[1,2,3]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	11.34%	SOFR	600	8/27/2025	USD	2,770,834	2,734,320	2,763,833	[1,2,3]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.34%	SOFR	600	8/27/2026	USD	33,041,079	1,840,434	1,909,251	[1,2,3,7]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2026	USD	10,115,684	(124,466)	(25,559)[1,3,6]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.34%	SOFR	600	8/27/2026	USD	72,194,248	11,422,171	11,717,768	[1,2,3,7]
Integrity Marketing Acquisition, LLC	Delayed Draw	11.49%	SOFR	600	8/27/2026	USD	6,617,312	6,649,842	6,650,398	[1,2,3]
IPC Corp.	First Lien Term Loan	11.98%	SOFR	650	10/1/2026	USD	7,500,000	7,170,236	7,167,005	[1,2,3]
J.S. Held Holdings LLC	Delayed Draw	11.03%	SOFR	565	7/1/2025	USD	20,234,520	20,022,362	20,022,362	[1,2,3,4]
J.S. Held Holdings LLC	First Lien Term Loan	11.03%	SOFR	565	7/1/2025	USD	53,556,364	53,556,364	53,556,364	[1,2,3,4]
Kensington Private Equity Fund	Delayed Draw	12.31%	SOFR	700	3/28/2026	USD	6,800,000	1,258,000	1,502,460	[1,3,4,7]
Kensington Private Equity Fund	Second Lien Term Loan	12.31% PIK	SOFR		3/28/2026	USD	6,800,000	6,727,530	6,942,460	[1,2,3,4,5]
Keystone Agency Investors	First Lien Term Loan	10.95%	SOFR	550	5/3/2027	USD	22,099,579	21,796,483	21,682,803	[1,2,3]
Keystone Agency Investors	Delayed Draw	10.95%	SOFR	550	5/3/2027	USD	24,305,746	23,919,348	23,847,365	[1,2,3]
Keystone Agency Investors	Delayed Draw	1.00%			5/3/2027	USD	23,696,426	(454,549)	(446,890)[1,3,6]
Kriv Acquisition, Inc.	First Lien Term Loan	11.68%	SOFR	625	8/31/2027	USD	2,089,000	2,034,943	2,035,317	[1,2,3]
Kriv Acquisition, Inc.	Delayed Draw	1.00%			7/6/2029	USD	3,450,665	(51,760)	(22,820)[1,3,4,6]
Kriv Acquisition, Inc.	Revolver	0.50%			7/6/2029	USD	2,760,532	(82,816)	(18,256)[1,3,4,6]
Kriv Acquisition, Inc.	First Lien Term Loan	11.80%	SOFR	650	7/6/2029	USD	23,061,658	22,425,877	22,909,145	[1,2,3,4]
KWOR Acquisition, Inc.	Revolver	12.25%	PRIME	425	12/22/2027	USD	2,109,039	1,128,336	1,101,133	[1,2,3,7]
KWOR Acquisition, Inc.	Delayed Draw	10.68%	SOFR	525	12/22/2028	USD	15,294,221	3,888,417	3,963,410	[1,2,3,4,7]
KWOR Acquisition, Inc.	First Lien Term Loan	10.68%	SOFR	525	12/22/2028	USD	14,968,638	14,818,538	14,775,571	[1,2,3]
Lido Advisors, LLC	Delayed Draw	11.47%	SOFR	600	6/15/2027	USD	13,385,428	3,369,521	3,581,094	[1,2,3,4,7]
Mclarens Midco, Inc.	Revolver	0.50%			12/19/2025	USD	3,485,026	—	(67,076)[1,3,4,6]
Mclarens Midco, Inc.	Delayed Draw	1.00%			12/19/2025	USD	1,015,875	(19,086)	(19,552)[1,3,4,6]
Minotaur Acquisition, Inc.	First Lien Term Loan	10.18%	SOFR	475	3/27/2026	USD	27,792,779	27,256,620	27,897,002	[1,2,4]
More Cowbell II LLC	First Lien Term Loan	11.09%	SOFR	600	9/1/2030	USD	71,941,247	70,568,034	71,098,251	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
More Cowbell II LLC	Delayed Draw	1.00%			9/1/2030	USD	7,836,737	$(79,053)	$(91,830)[1,3,6]
More Cowbell II LLC	Revolver	11.28%	SOFR	600	9/1/2029	USD	10,081,307	1,861,164	1,743,033	[1,2,3,7]
Oakbridge Insurance Agency LLC	Delayed Draw	1.00%			11/1/2029	USD	5,895,192	(114,342)	(65,539)[1,3,4,6]
Oakbridge Insurance Agency LLC	Revolver	0.50%			11/1/2029	USD	1,580,991	(29,720)	(17,576)[1,3,4,6]
Oakbridge Insurance Agency LLC	First Lien Term Loan	11.07%	SOFR	575	11/1/2029	USD	12,144,096	11,911,742	12,009,086	[1,2,3,4]
Pathstone Family Office, LLC	Delayed Draw	1.00%			5/15/2029	USD	4,747,599	(71,214)	(55,156)[1,3,4,6]
Pathstone Family Office, LLC	First Lien Term Loan	12.18%	SOFR	675	5/15/2029	USD	35,123,111	34,151,771	34,715,060	[1,2,3,4]
Pathstone Family Office, LLC	Revolver	12.18%	SOFR	675	5/15/2028	USD	2,825,151	913,607	947,771	[1,2,3,4,7]
Patriot Growth Insurance Services, LLC	Revolver	0.50%			10/14/2028	USD	2,660,377	(26,604)	(110,790)[1,3,6]
Patriot Growth Insurance Services, LLC	First Lien Term Loan	10.95%	SOFR	550	10/14/2028	USD	21,966,194	21,456,484	21,051,422	[1,2,3]
Patriot Growth Insurance Services, LLC	Delayed Draw	11.20%	SOFR	575	10/14/2028	USD	34,834,953	34,503,509	33,558,598	[1,2,3]
Patriot Growth Insurance Services, LLC	Delayed Draw	11.06%	SOFR	575	10/14/2028	USD	50,000,000	5,486,581	4,367,996	[1,2,3,7]
PCS Midco, Inc.	Delayed Draw	11.07%	SOFR	575	3/1/2030	USD	754,128	64,965	65,208	[1,2,3,4,7]
PCS Midco, Inc.	Revolver	11.08%	SOFR	575	3/1/2030	USD	164,051	4,967	4,998	[1,2,3,4,7]
PCS Midco, Inc.	First Lien Term Loan	11.09%	SOFR	575	3/1/2030	USD	2,262,384	2,217,573	2,218,194	[1,2,3,4]
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	11.44%	SOFR	611	11/1/2028	USD	52,817,902	52,289,835	52,732,928	[1,2,3]
Peter C. Foy & Associates Insurance Services, LLC	First Lien Term Loan	11.44%	SOFR	611	11/1/2028	USD	21,107,143	20,896,071	21,073,185	[1,2,3]
Petra Borrower, LLC	Delayed Draw	1.00%			11/15/2030	USD	6,250,000	(121,741)	(107,075)[1,3,6]
Petra Borrower, LLC	First Lien Term Loan	11.06%	SOFR	575	11/15/2030	USD	16,250,000	15,936,498	15,971,604	[1,2,3]
Petra Borrower, LLC	Revolver	11.08%	SOFR	575	11/15/2029	USD	2,500,000	1,328,048	1,332,170	[1,2,3,7]
Petrus Buyer, Inc.	Delayed Draw	1.00%			10/17/2029	USD	5,494,505	(82,418)	(52,835)[1,3,6]
Petrus Buyer, Inc.	Revolver	0.50%			10/17/2029	USD	1,923,077	(57,692)	(18,492)[1,3,6]
Petrus Buyer, Inc.	First Lien Term Loan	11.82%	SOFR	650	10/17/2029	USD	17,450,549	16,999,787	17,282,746	[1,2,3]
Premium Group B1	First Lien Term Loan	10.47%	EURIBOR	650	12/5/2030	EUR	21,125,461	22,207,504	22,222,143	[1,2,3,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Premium Group B2	Delayed Draw	1.00%			12/5/2030	EUR	3,874,539	$195,811	$201,138	[1,3,6,8]
Project Accelerate Parent, LLC	Revolver	0.50%			2/24/2031	USD	6,250,000	(61,636)	(62,500)[1,3,6]
Project Accelerate Parent, LLC	First Lien Term Loan	10.58%	SOFR	525	2/24/2031	USD	43,750,000	43,316,427	43,312,500	[1,2,3]
Project Accelerate Parent, LLC	First Lien Term Loan	10.58%	SOFR	525	2/24/2031	USD	24,887,000	24,639,252	24,638,130	[1,2,3,4]
R&T Acquisitions, LLC	Delayed Draw	1.00%			8/31/2030	USD	5,770,569	(86,559)	(52,602)[1,3,4,6]
R&T Acquisitions, LLC	Revolver	0.50%			8/31/2029	USD	2,308,228	(69,247)	(21,041)[1,3,4,6]
R&T Acquisitions, LLC	First Lien Term Loan	11.08%	SOFR	575	8/31/2030	USD	15,388,185	14,950,053	15,247,913	[1,2,3,4]
Retail Services Corporation	First Lien Term Loan	13.81%	SOFR	835	5/20/2025	USD	15,398,587	15,267,681	15,267,623	[1,2,3]
Riser Topco VII, LLC	First Lien Term Loan	11.31%	SOFR	600	10/31/2029	GBP	3,405,934	3,416,139	3,437,221	[1,2,3,4,8]
Riser Topco VII, LLC	Delayed Draw	1.00%			10/31/2029	USD	1,249,001	(24,168)	(21,062)[1,3,4,6]
Riser Topco VII, LLC	Revolver	0.50%			10/31/2029	USD	384,432	(7,191)	(6,483)[1,3,4,6]
RSC Acquisition, Inc.	Revolver	0.50%			11/1/2029	USD	8,690,548	(32,590)	(248,836)[1,3,4,6]
SG Acquisition, Inc.	First Lien Term Loan	11.31%	SOFR	600	1/27/2027	USD	10,607,979	10,437,734	10,447,577	[1,2,3]
Simplicity Financial Marketing Holdings, Inc.	Revolver	0.50%			12/2/2026	USD	1,388,467	(26,539)	(26,610)[1,3,6]
Simplicity Financial Marketing Holdings, Inc.	Delayed Draw	11.32%	SOFR	600	12/2/2026	USD	28,611,533	2,302,132	2,312,811	[1,2,3,7]
Spirit RR Holdings, Inc.	Revolver	10.68%	SOFR	525	9/13/2028	USD	162,661	18,977	17,836	[1,2,3,7]
Spirit RR Holdings, Inc.	First Lien Term Loan	10.65%	SOFR	525	9/13/2028	USD	1,959,231	1,941,079	1,945,483	[1,2,3]
Steward Partners Global Advisory, LLC	First Lien Term Loan	10.72%	SOFR	525	10/14/2028	USD	799,299	784,017	784,421	[1,2,3,4]
Steward Partners Global Advisory, LLC	Delayed Draw	10.50%	SOFR	525	10/14/2028	USD	1,198,948	26,000	26,974	[1,2,3,4,7]
The Ultimus Group Midco, LLC	Delayed Draw	1.00%			3/7/2031	USD	903,503	(8,982)	(8,887)[1,3,4,6]
The Ultimus Group Midco, LLC	Revolver	0.50%			12/22/2029	USD	1,082,995	(10,703)	(10,652)[1,3,4,6]
The Ultimus Group Midco, LLC	First Lien Term Loan	10.93%	SOFR	550	3/7/2031	USD	6,071,538	6,011,324	6,011,818	[1,2,3,4]
The Ultimus Group Midco, LLC	Delayed Draw	1.00%			3/7/2031	USD	5,273,482	(52,695)	(52,735)[1,3,4,6]
The Ultimus Group Midco, LLC	Revolver	0.50%			3/7/2030	USD	3,515,654	(35,093)	(35,157)[1,3,4,6]
The Ultimus Group Midco, LLC	First Lien Term Loan	10.93%	SOFR	550	3/7/2031	USD	35,437,797	35,083,787	35,083,419	[1,2,3,4]
THG Acquisition, LLC	Delayed Draw	10.93%	SOFR	550	12/2/2026	USD	13,038,440	12,837,810	12,952,214	[1,2,3]
THG Acquisition, LLC	Revolver	11.18%	SOFR	575	12/2/2025	USD	743,884	257,053	264,492	[1,2,3,7]
Turbo Buyer, Inc.	Delayed Draw	11.46%	SOFR	600	12/2/2025	USD	5,812,451	5,672,222	5,762,958	[1,2,3]
Turbo Buyer, Inc.	First Lien Term Loan	11.46%	SOFR	600	12/2/2025	USD	4,141,086	4,101,098	4,105,825	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Vale Insurance Services LLC	Revolver	0.50%			12/1/2027	USD	2,419,355	$—	$(50,870)[1,3,6]
Vale Insurance Services LLC	First Lien Term Loan	10.70%	SOFR	525	12/1/2027	USD	22,129,032	21,907,742	21,663,744	[1,2,3]
Waverly Advisors, LLC	Delayed Draw	10.81%	SOFR	550	3/29/2026	USD	2,137,626	273,740	273,740	[1,2,3,7]
Wealth Enhancement Group, LLC	First Lien Term Loan	15.00% PIK			5/26/2033	USD	19,694,588	19,174,193	21,845,502	[1,3,5]
Wealth Enhancement Group, LLC	Delayed Draw	10.78%	SOFR	550	10/2/2027	USD	12,658	12,633	12,478	[1,2,3]
Wealth Enhancement Group, LLC	Delayed Draw	1.00%			10/2/2027	USD	54,864,865	(805,043)	(781,441)[1,3,6]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2027	USD	5,639,991	(100,485)	(80,330)[1,3,6]
Wealth Enhancement Group, LLC	Delayed Draw	10.84%	SOFR	550	10/2/2027	USD	51,457,747	51,048,289	50,335,976	[1,2,3,7]
Wealth Enhancement Group, LLC	Delayed Draw	1.00%			10/4/2027	USD	9,175,676	(135,327)	(130,689)[1,3,4,6]
World Insurance Associates, LLC	Delayed Draw	11.31%	SOFR	600	4/3/2028	USD	32,153,023	31,548,697	31,509,962	[1,2,3]
World Insurance Associates, LLC	First Lien Term Loan	12.10%	SOFR	675	4/3/2028	USD	9,507,306	9,262,096	9,507,306	[1,2,3,4]
World Insurance Associates, LLC	First Lien Term Loan	11.31%	SOFR	600	4/3/2028	USD	47,545,166	46,667,772	46,594,263	[1,2,3]
World Insurance Associates, LLC	Delayed Draw	1.00%			4/3/2028	USD	55,291,186	(1,009,917)	(1,105,824)[1,3,4,6]
World Insurance Associates, LLC	Revolver	0.50%			4/3/2028	USD	123,126	(2,463)	(2,463)[1,3,4,6]
								2,186,430,444	2,194,030,099
Health Care — 13.7%
123Dentist, Inc.	Delayed Draw	1.00%			8/10/2029	CAD	3,873,612	(902,823)	(1,135,546)[1,3,6,8]
123Dentist, Inc.	First Lien Term Loan	10.79%	CDOR	550	8/10/2029	CAD	35,872,724	27,138,158	25,356,661	[1,2,3,8]
AAH Topco, LLC	Delayed Draw	10.92%	SOFR	550	12/22/2027	USD	3,942,793	3,884,082	3,808,195	[1,2,3]
AAH Topco, LLC	Revolver	0.50%			12/22/2027	USD	423,729	(4,237)	(14,465)[1,3,6]
AAH Topco, LLC	First Lien Term Loan	10.93%	SOFR	550	12/22/2027	USD	4,025,762	3,985,505	3,888,331	[1,2,3]
AAH Topco, LLC	Delayed Draw	11.43%	SOFR	600	12/22/2027	USD	28,415,481	4,433,333	4,429,279	[1,2,3,7]
AB Centers Acquisition Corporation	Delayed Draw	11.43%	SOFR	600	9/6/2028	USD	7,074,987	5,184,484	5,370,770	[1,2,3,4,7]
AB Centers Acquisition Corporation	Revolver	0.50%			9/6/2028	USD	1,420,181	—	—	[1,3,4,6]
AB Centers Acquisition Corporation	First Lien Term Loan	11.43%	SOFR	600	9/6/2028	USD	1,761,912	1,714,597	1,761,912	[1,2,3,4]
Acclaim Midco, LLC	Delayed Draw	1.00%			6/13/2029	USD	3,589,744	(53,846)	60,667	[1,3,6]
Acclaim Midco, LLC	Revolver	0.50%			6/13/2029	USD	1,435,897	(43,077)	3,303	[1,3,6]
Acclaim Midco, LLC	First Lien Term Loan	11.31%	SOFR	600	6/13/2029	USD	8,907,051	8,656,230	8,927,538	[1,2,3]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	First Lien Term Loan	11.10%	SOFR	575	12/17/2029	USD	1,759,094	1,724,977	1,725,201	[1,2,3,4]
ACI Group Holdings, Inc.	Delayed Draw	10.93%	SOFR	550	8/2/2028	USD	4,968,178	3,435,692	3,479,730	[1,2,3,7]
ACI Group Holdings, Inc.	First Lien Term Loan	10.93%	SOFR	550	8/2/2028	USD	10,037,718	9,896,222	9,989,573	[1,2,3]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	11.53%	SOFR	625	5/7/2027	USD	2,364,056	2,243,902	2,333,278	[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
ADCS Clinics Intermediate Holdings, LLC	First Lien Term Loan	12.04%	SOFR	650	5/7/2027	USD	10,829,752	$10,696,422	$10,624,807	[1,2,3]
ADMA Biologics, Inc.	Revolver	9.13%	SOFR	375	12/18/2027	USD	1,000	988	988	[1,2,3,4]
ADMA Biologics, Inc.	First Lien Term Loan	11.88%	SOFR	650	12/18/2027	USD	1,981,533	1,958,179	1,956,764	[1,2,3,4]
Advantage HCS LLC	Revolver	0.50%			11/8/2029	USD	7,500,000	(210,475)	(201,100)[1,3,6]
Advantage HCS LLC	First Lien Term Loan	11.57%	SOFR	625	11/8/2029	USD	28,500,000	27,683,508	27,735,819	[1,2,3]
Advocate RCM Acquisitions	Revolver	0.50%			12/22/2026	USD	521,000	(8,290)	(9,117)[1,3,6]
Advocate RCM Acquisitions	First Lien Term Loan	11.90%	SOFR	650	12/22/2026	USD	4,059,000	3,993,367	3,987,968	[1,2,3]
Affinity Hospice Intermediate Holdings, LLC	First Lien Term Loan	10.15%	SOFR	475	12/17/2027	USD	11,040,830	10,950,800	10,111,385	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	14.56%, 2.75% PIK	SOFR	625	7/1/2024	USD	28,932,712	28,816,295	28,598,027	[1,2,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	12.37%	SOFR	650	8/16/2024	USD	19,209,323	19,062,211	19,185,251	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	11.81%	SOFR	625	3/5/2026	USD	6,904,635	6,858,214	1,090,523	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	12.06%	SOFR	650	5/27/2026	USD	13,607,572	13,576,488	13,544,132	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	12.06%	SOFR	650	5/16/2024	USD	1,999,814	1,352,752	1,379,937	[1,2,3,4,7]
AG-Twin Brook Healthcare	First Lien Term Loan	11.19%	CDOR	575	7/23/2026	CAD	24,500,000	19,258,438	17,906,009	[1,2,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	11.44%	SOFR	600	6/10/2026	USD	9,751,214	9,638,342	9,565,703	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	10.86%	SOFR	525	9/22/2026	USD	24,375,000	24,162,071	24,120,400	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	11.94%	SOFR	650	8/20/2027	USD	14,662,500	14,462,812	14,557,138	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	11.44%	SOFR	600	12/14/2026	USD	19,500,000	19,318,674	19,387,230	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	11.56%	SOFR	600	12/31/2026	USD	14,662,500	14,505,333	14,459,125	[1,2,3,4]
AG-Twin Brook Healthcare	Delayed Draw	12.57%, 2.75% PIK	SOFR	425	10/2/2025	USD	7,539,357	7,445,678	7,464,585	[1,2,3,5]
AG-Twin Brook Healthcare	First Lien Term Loan	12.81%, 3.00% PIK	SOFR	425	10/2/2025	USD	12,044,772	12,014,609	11,925,316	[1,2,3,5]
AG-Twin Brook Healthcare	First Lien Term Loan	11.44%	SOFR	600	9/25/2026	USD	19,608,498	19,296,629	19,455,173	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	13.56%, 4.00% PIK	SOFR	400	2/23/2027	USD	15,077,467	14,801,669	14,500,127	[1,2,3,5]
AG-Twin Brook Healthcare	Delayed Draw	11.56%	SOFR	600	10/29/2026	USD	19,721,454	19,400,980	19,541,941	[1,2,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	11.69%	SOFR	625	7/3/2025	USD	1,663,912	1,657,533	1,653,165	[1,2,3,4]
AG-Twin Brook Healthcare	Delayed Draw	10.70%	SOFR	525	8/24/2025	USD	49,990,000	3,366,562	3,360,700	[1,2,3,7]
AHR Intermediate, Inc.	Delayed Draw	10.70%	SOFR	525	7/29/2024	USD	10,454,325	10,375,918	10,322,720	[1,2,3]
AHR Intermediate, Inc.	First Lien Term Loan	10.70%	SOFR	525	7/29/2027	USD	24,132,500	23,912,594	23,961,997	[1,2,3]
Alcami Corporation	Delayed Draw	12.47%	SOFR	700	12/21/2028	USD	1,908,023	1,597,016	1,650,223	[1,2,3,7]
Alcami Corporation	Revolver	0.50%			12/21/2028	USD	3,052,838	(106,849)	(21,717)[1,3,6]
Alcami Corporation	First Lien Term Loan	12.49%	SOFR	700	12/21/2028	USD	22,667,319	21,992,227	22,506,070	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Alcresta Therapeutic	Delayed Draw	1.00%			3/12/2030	USD	3,667,500	$(80,997)	$(86,294)[1,3,6]
Alcresta Therapeutic	Revolver	0.50%			3/12/2030	USD	721,500	(15,904)	(16,976)[1,3,6]
Alcresta Therapeutic	First Lien Term Loan	11.07%	SOFR	575	3/12/2030	USD	3,576,000	3,510,151	3,491,859	[1,2,3]
Alegeus Technologies Holding Corp.	First Lien Term Loan	13.75%	SOFR	825	9/5/2026	USD	35,253,731	34,887,817	35,241,121	[1,2,3]
Allied Benefit Systems Intermediate LLC	Delayed Draw	1.00%			10/31/2030	USD	9,085,052	(77,784)	(134,237)[1,3,4,6]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	10.58%	SOFR	525	10/31/2030	USD	49,664,948	48,923,718	48,931,121	[1,2,3,4]
American Family Care	Delayed Draw	1.00%			2/28/2026	USD	795,000	(26,032)	(26,473)[1,3,6]
American Family Care	Revolver	11.34%	SOFR	600	2/28/2029	USD	318,482	29,380	29,205	[1,2,3,7]
American Family Care	First Lien Term Loan	11.44%	SOFR	600	2/28/2029	USD	2,113,977	2,044,470	2,043,582	[1,2,3]
American Renal Associates Holdings, Inc.	First Lien Term Loan	11.66%	SOFR	625	1/29/2027	USD	11,700,000	11,549,568	11,067,588	[1,2,3,4]
Arrow Management Acquisition	Delayed Draw	1.00%			10/14/2027	USD	20,000,000	(385,590)	(276,394)[1,3,4,6]
Artivion, Inc.	Delayed Draw	1.00%			1/18/2030	USD	5,669,194	(139,409)	(141,730)[1,3,4,6]
Artivion, Inc.	Revolver	9.30%	SOFR	650	1/18/2030	USD	1,667	793	792	[1,2,3,4,7]
Artivion, Inc.	First Lien Term Loan	11.80%	SOFR	650	1/18/2030	USD	10,771,507	10,508,321	10,502,219	[1,2,3,4]
Avalign Holdings, Inc.	Revolver	0.50%			12/20/2028	USD	2,182,258	(42,883)	(43,645)[1,3,4,6]
Avalign Holdings, Inc.	First Lien Term Loan	11.83%	SOFR	650	12/20/2028	USD	16,362,817	16,039,843	16,035,561	[1,2,3,4]
AWC-MH Acquisition LLC	First Lien Term Loan	15.93%, 5.50% PIK	SOFR	500	12/31/2024	USD	8,962,498	8,732,949	6,588,132	[1,2,3,5,7]
Bamboo US Bidco LLC	First Lien Term Loan	12.06%, 3.38% PIK	SOFR	338	9/29/2030	USD	22,386,700	21,749,567	21,715,099	[1,2,3,4,5]
Bamboo US BidCo LLC	First Lien Term Loan	10.66%, 3.38% PIK	EURIBOR	338	9/29/2030	EUR	9,014,093	9,253,860	9,433,240	[1,2,3,5,8]
Bamboo US BidCo LLC	First Lien Term Loan	12.06%, 3.38% PIK	SOFR	338	9/29/2030	USD	8,261,231	8,025,670	8,013,394	[1,2,3,5]
Bamboo US BidCo LLC	Revolver	0.50%			9/29/2029	USD	943,890	(28,317)	(28,317)[1,3,4,6]
Bamboo US BidCo LLC	Delayed Draw	12.06%, 3.38% PIK	SOFR	338	9/29/2030	USD	4,176,821	377,005	383,673	[1,2,3,4,5,7]
Bausch Receivables Funding LP	Revolver	11.98%	SOFR	665	1/28/2028	USD	12,000,000	6,820,000	6,777,625	[1,2,3,4,7]
Biocare Medical LLC	Revolver	0.50%			12/9/2027	USD	2,777,778	—	(39,222)[1,3,6]
Biocare Medical LLC	First Lien Term Loan	10.19%	SOFR	475	12/9/2027	USD	21,777,778	21,560,000	21,470,276	[1,2,3]
Bond Pharmacy, Inc.	First Lien Term Loan	11.68%	SOFR	625	3/31/2026	USD	36,350,444	35,867,177	35,894,249	[1,2,3]
Bridges Consumer Healthcare	First Lien Term Loan	11.59%	SOFR	619	1/20/2027	USD	11,881,002	11,762,192	11,713,243	[1,2,3,4]
Bridges Consumer Healthcare	First Lien Term Loan	11.90%	SOFR	650	1/20/2027	USD	1,148,400	1,120,687	1,135,058	[1,2,3,4]
Cardiology Management Holdings, LLC	First Lien Term Loan	11.71%	SOFR	625	1/31/2029	USD	1,813,051	1,770,360	1,813,051	[1,2,3,4]
Carevet LLC	Delayed Draw	12.44%	SOFR	700	9/1/2025	USD	21,812,299	21,485,705	21,812,299	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Carevet LLC	First Lien Term Loan	17.44%, 4.00% PIK	SOFR	800	9/1/2025	USD	5,888,311	$5,807,475	$5,885,918	[1,2,3,5,7]
CNSI Holdings LLC	Revolver	11.82%	SOFR	650	12/17/2029	USD	1,735,776	318,045	335,583	[1,2,3,7]
CNSI Holdings LLC	First Lien Term Loan	11.85%	SOFR	650	12/17/2029	USD	18,081,581	17,365,559	18,081,581	[1,2,3]
Color Intermediate, LLC	First Lien Term Loan	10.91%	SOFR	550	10/4/2029	USD	40,692,500	39,999,516	41,099,425	[1,2,3]
Community Medical Acquisition Corp.	Revolver	10.20%	SOFR	475	12/15/2027	USD	3,683,963	2,478,692	2,382,880	[1,2,3,7]
Community Medical Acquisition Corp.	First Lien Term Loan	10.25%	SOFR	475	12/15/2027	USD	25,709,989	25,297,538	24,703,641	[1,2,3]
Confluent Health, LLC	First Lien Term Loan	12.83%	SOFR	750	11/30/2028	USD	17,014,428	15,953,616	16,230,939	[1,2,3]
Connect America.com, LLC	Revolver	12.45%	SOFR	700	6/30/2026	USD	679,061	665,184	661,114	[1,2,3,7]
Connect America.com, LLC	First Lien Term Loan	12.43%	SOFR	700	6/30/2026	USD	7,243,993	7,164,316	7,076,454	[1,2,3]
CORA Health Holdings Corp.	Delayed Draw	11.39%	ARR CSA	575	6/15/2027	USD	229,443	200,768	209,554	[1,2,3]
CORA Health Holdings Corp.	Revolver	11.22%	ARR CSA	575	6/15/2027	USD	769,231	596,006	529,473	[1,2,3,7]
CORA Health Holdings Corp.	First Lien Term Loan	11.39%	ARR CSA	575	6/15/2027	USD	13,672,267	13,537,423	12,487,090	[1,2,3]
CORDENTAL Group Management, LLC	Delayed Draw	1.00%			5/31/2026	USD	1,215,000	(19,740)	(21,723)[1,3,6]
CORDENTAL Group Management, LLC	Revolver	0.50%			5/31/2026	USD	359,500	(5,838)	(6,427)[1,3,6]
CORDENTAL Group Management, LLC	First Lien Term Loan	11.44%	SOFR	600	5/31/2026	USD	1,878,078	1,847,169	1,844,500	[1,2,3]
CPC/Cirtec Holdings, Inc.	Revolver	11.55%	ARR	625	10/31/2028	USD	1,033,592	641,975	671,835	[1,2,3,7]
CPC/Cirtec Holdings, Inc.	First Lien Term Loan	11.55%	ARR	625	1/30/2029	USD	8,899,160	8,620,888	8,899,160	[1,2,3]
CPF Dental, LLC	First Lien Term Loan	14.85%, 4.25% PIK	SOFR	500	8/30/2024	USD	5,436,039	5,361,024	5,252,492	[1,2,3,4,5,7]
CPF Dental, LLC	Delayed Draw	14.82%, 4.25% PIK	SOFR	500	8/30/2024	USD	14,495,113	12,300,246	12,292,046	[1,2,3,4,5,7]
Crossroads Holding, LLC	First Lien Term Loan	12.69%, 2.00% PIK	SOFR	525	12/23/2027	USD	13,967,170	13,864,267	10,904,126	[1,2,3,4,5]
Curia Receivables II SPV, LLC	Revolver	11.58%	SOFR	625	1/29/2029	USD	12,500,000	7,700,000	7,700,000	[1,2,3,7]
D4C Dental Brands Holdco, Inc.	Delayed Draw	11.96%	SOFR	650	12/30/2026	USD	4,512,136	4,419,854	4,425,844	[1,2,3]
D4C Dental Brands Holdco, Inc.	Revolver	11.97%	SOFR	650	12/30/2025	USD	714,286	714,286	700,625	[1,2,3]
D4C Dental Brands Holdco, Inc.	First Lien Term Loan	11.95%	SOFR	650	12/30/2026	USD	6,408,929	6,337,347	6,286,361	[1,2,3]
DCA Investment Holding, LLC	Delayed Draw	11.71%	SOFR	641	4/3/2028	USD	3,905,277	3,849,974	3,905,277	[1,2,3,4]
DCA Investment Holding, LLC	First Lien Term Loan	11.71%	SOFR	641	4/3/2028	USD	15,658,182	15,520,800	15,658,182	[1,2,3,4]
Deca Dental Holdings, LLC	Delayed Draw	11.16%	SOFR	575	8/26/2028	USD	1,444,444	1,383,056	1,419,278	[1,2,3]
Deca Dental Holdings, LLC	Revolver	11.16%	SOFR	575	8/26/2027	USD	1,111,111	1,110,159	1,091,752	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Deca Dental Holdings, LLC	First Lien Term Loan	11.16%	SOFR	575	8/26/2028	USD	13,722,222	$13,138,070	$13,483,141	[1,2,3]
Dermatopathology Laboratory Of Central States, LLC	Revolver	0.50%			6/1/2028	USD	1,612,903	(22,581)	(27,617)[1,3,6]
Dermatopathology Laboratory Of Central States, LLC	First Lien Term Loan	11.18%	SOFR	575	6/1/2028	USD	17,121,976	16,913,832	16,828,802	[1,2,3]
Edifecs, Inc.	First Lien Term Loan	11.06%	SOFR	575	11/20/2028	USD	25,000,000	24,587,656	24,636,622	[1,2,3]
Emerge Intermediate, Inc.	Delayed Draw	1.00%			2/26/2026	USD	123,800	(1,700)	(2,206)[1,3,6]
Emerge Intermediate, Inc.	Revolver	11.55%	PRIME	525	2/26/2026	USD	1,860,000	222,455	214,861	[1,2,3,7]
Emerge Intermediate, Inc.	First Lien Term Loan	11.55%	SOFR	625	2/26/2026	USD	12,276,600	12,107,183	12,057,869	[1,2,3]
Emmes Blocker, Inc.	Delayed Draw	10.80%	SOFR	550	7/7/2027	USD	16,597,651	11,854,584	11,896,377	[1,2,3,4,7]
Emmes Blocker, Inc.	First Lien Term Loan	10.80%	SOFR	550	7/7/2028	USD	8,149,390	8,021,813	8,028,978	[1,2,3]
ENT MSO LLC	Delayed Draw	12.40%	SOFR	700	12/31/2025	USD	6,652,472	6,009,002	6,274,694	[1,2,3,4,7]
ENT MSO LLC	Delayed Draw	1.00%			12/31/2025	USD	4,790,575	(93,353)	(95,811)[1,3,4,6]
ENT MSO LLC	Revolver	11.92%	SOFR	650	12/31/2025	USD	862,303	270,607	270,189	[1,2,3,4,7]
ERC Holdings, LLC	Revolver	11.84%, 3.25% PIK	SOFR	300	11/10/2027	USD	8,080,910	6,101,377	3,757,913	[1,2,3,5,7]
ERC Holdings, LLC	First Lien Term Loan	11.56%, 3.25% PIK	SOFR	300	11/10/2028	USD	15,653,467	15,483,990	11,113,962	[1,2,3,5]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	1,032,787	(26,503)	(24,847)[1,3,6]
Exactcare Parent, Inc.	First Lien Term Loan	11.77%	SOFR	650	11/3/2029	USD	9,467,213	9,218,968	9,239,448	[1,2,3]
Femur Buyer, Inc.	First Lien Term Loan	12.83%, 4.13% PIK	SOFR	413	3/18/2030	USD	29,041,366	28,318,304	28,315,332	[1,2,3,5]
FH MD Buyer, Inc.	First Lien Term Loan	10.44%	SOFR	511	7/22/2028	USD	14,700,000	14,553,000	14,149,620	[1,2,3]
Finthrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	12.19%	SOFR	675	1/6/2030	USD	20,000,000	19,700,000	12,668,800	[1,2]
Fortis Life Sciences, LLC	Revolver	10.68%	SOFR	525	9/17/2027	USD	2,434,783	2,434,783	2,296,833	[1,2,3]
Fortis Life Sciences, LLC	First Lien Term Loan	10.68%	SOFR	525	9/17/2027	USD	18,353,143	18,121,615	17,313,291	[1,2,3]
FYI Optical Acquisitions, Inc. & FYI USA Inc.	Delayed Draw	11.12%	CDOR	575	3/4/2027	CAD	36,758,217	28,142,541	26,983,550	[1,2,3,8]
Helium Acquirer Corporation	Revolver	12.40%	SOFR	700	1/5/2029	USD	1,656,810	1,145,084	1,152,971	[1,2,3,7]
Helium Acquirer Corporation	First Lien Term Loan	12.40%	SOFR	700	1/5/2029	USD	10,822,786	10,545,322	10,577,722	[1,2,3]
Helium Acquirer Corporation	Delayed Draw	12.40%	SOFR	700	1/5/2029	USD	9,887,344	7,448,223	7,438,047	[1,2,3,7]
HemaSource, Inc.	Revolver	11.33%	SOFR	600	8/31/2029	USD	5,000,000	1,684,641	1,624,334	[1,2,3,7]
HemaSource, Inc.	First Lien Term Loan	11.33%	SOFR	600	8/31/2029	USD	22,375,000	21,795,194	21,812,644	[1,2,3]
Heniff Holdco, LLC	First Lien Term Loan	11.16%	SOFR	575	12/3/2026	USD	11,842	11,688	11,707	[1,2,3]
HPS Health Care	First Lien Term Loan	11.56%	SOFR	625	12/31/2029	USD	3,750,000	3,684,249	3,675,000	[1,2,3,4]
HPS Health Care	First Lien Term Loan	12.21% PIK	SOFR	675	2/26/2026	USD	2,951,102	2,951,102	2,918,863	[1,2,3,4,5]
HPS Health Care	Delayed Draw	21.25%	PRIME	975	10/27/2025	USD	408,868	398,141	299,378	[1,2,3,4,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Imagefirst Holdings, LLC	Delayed Draw	1.00%			4/27/2028	USD	214,286	$(7,500)	$(709)[1,3,4,6]
Integrated Oncology Network, LLC	Revolver	11.46%	SOFR	600	6/24/2025	USD	83,957	83,747	83,957	[1,2,3]
Integrated Oncology Network, LLC	First Lien Term Loan	11.48%	SOFR	600	6/24/2025	USD	7,365,608	7,325,073	7,365,608	[1,2,3]
Integrated Oncology Network, LLC	Delayed Draw	11.48%	SOFR	600	6/24/2025	USD	741,159	731,250	741,160	[1,2,3]
Integrated Oncology Network, LLC	Revolver	11.46%	SOFR	600	6/24/2025	USD	134,701	132,882	134,701	[1,2,3]
IvyRehab Intermediate II, LLC	Delayed Draw	10.40%	SOFR	500	4/21/2029	USD	7,593,983	7,518,802	7,505,758	[1,2,3]
IvyRehab Intermediate II, LLC	Revolver	10.15%	SOFR	475	4/21/2028	USD	3,837,719	1,427,757	1,421,423	[1,2,3,7]
IvyRehab Intermediate II, LLC	First Lien Term Loan	10.40%	SOFR	500	4/21/2029	USD	23,134,539	22,903,194	22,865,768	[1,2,3]
IvyRehab Intermediate II, LLC	Delayed Draw	10.91%	SOFR	550	4/21/2029	USD	50,000,000	7,631,723	7,739,261	[1,2,3,7]
Jon Bidco Limited	First Lien Term Loan	10.19%	BKBM	450	3/18/2027	NZD	6,300,000	3,869,806	3,691,908	[1,2,3,8]
KWOL Acquisition, Inc.	Revolver	11.43%	SOFR	625	12/12/2029	USD	3,138,075	866,490	863,414	[1,2,3,7]
KWOL Acquisition, Inc.	First Lien Term Loan	11.43%	SOFR	625	12/12/2029	USD	23,111,925	22,554,099	22,537,393	[1,2,3]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.91%	SOFR	660	6/10/2027	USD	7,009,555	6,899,592	6,805,343	[1,2,3]
Life Science Intermediate Holdings, LLC	First Lien Term Loan	11.91%	SOFR	660	6/10/2027	USD	2,848,870	2,822,210	2,765,873	[1,2,3]
Life Science Intermediate Holdings, LLC	Delayed Draw	10.33%	EURIBOR	650	6/10/2027	EUR	6,000,000	6,258,936	6,284,604	[1,2,3,8]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.67%	SONIA	650	6/10/2027	GBP	7,500,000	8,762,635	9,190,332	[1,2,3,8]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.95%	SOFR	660	6/10/2027	USD	8,104,447	8,011,360	7,868,337	[1,2,3]
Life Science Intermediate Holdings, LLC	Revolver	11.91%	SOFR	660	6/10/2027	USD	1,806,360	565,820	522,226	[1,2,3,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	11.93%	SOFR	660	6/10/2027	USD	4,380,290	4,292,684	4,252,677	[1,2,3]
Limpio Bidco GMBH	First Lien Term Loan	10.11%	EURIBOR	620	10/31/2030	EUR	29,445,873	30,182,745	30,880,827	[1,2,3,8]
MB2 Dental Solutions, LLC	Delayed Draw	1.00%			2/13/2031	USD	52,281,684	(895,025)	(718,873)[1,3,6]
MB2 Dental Solutions, LLC	First Lien Term Loan	11.32%	SOFR	600	2/13/2031	USD	78,323,996	77,355,261	77,540,756	[1,2,3]
MB2 Dental Solutions, LLC	Revolver	0.50%			2/13/2031	USD	4,292,379	(42,132)	(42,924)[1,3,6]
MedMark Services, Inc.	First Lien Term Loan	10.57%	SOFR	500	6/11/2027	USD	7,795,500	7,717,545	7,770,475	[1,2,3]
MedMark Services, Inc.	Delayed Draw	10.57%	SOFR	500	6/11/2027	USD	6,028,244	6,008,599	6,008,892	[1,2,3]
MN Acquisition, Inc.	Revolver	13.25% PIK	SOFR	450	8/25/2028	USD	2,500,147	416,667	81,079	[1,2,3,5,7]
MN Acquisition, Inc.	First Lien Term Loan	10.93%	SOFR	550	8/25/2028	USD	19,931,224	19,611,587	17,255,912	[1,2,3]
Myorthos Management, LLC	Delayed Draw	11.07% PIK	SOFR	550	11/1/2027	USD	8,926,793	8,835,372	4,830,901	[1,2,3,4,5]
Myorthos Management, LLC	First Lien Term Loan	10.82% PIK	SOFR	550	11/1/2027	USD	4,832,078	4,795,838	2,614,969	[1,2,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
National Dentex Labs LLC	Delayed Draw	13.46%, 3.00% PIK	SOFR	500	4/3/2026	USD	3,555,960	$3,447,854	$3,487,090	[1,2,3,5,7]
National Dentex Labs LLC	Revolver	12.48%	SOFR	700	4/3/2026	USD	919,540	901,149	890,125	[1,2,3,7]
National Dentex Labs LLC	First Lien Term Loan	13.46%, 3.00% PIK	SOFR	500	4/3/2026	USD	7,067,389	6,994,019	6,982,659	[1,2,3,5]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	16.49%	SOFR	1,100	9/11/2026	USD	30,000,000	29,230,585	25,973,184	[1,2,3]
Next HoldCo, LLC	Delayed Draw	1.00%			11/9/2030	USD	19,637,558	(286,405)	(294,563)[1,3,4,6]
Next HoldCo, LLC	Revolver	0.50%			11/9/2029	USD	7,212,915	(101,207)	(108,194)[1,3,4,6]
Next HoldCo, LLC	First Lien Term Loan	11.32%	SOFR	600	11/9/2030	USD	76,586,476	75,479,817	75,437,679	[1,2,3,4]
Novotech (Australia) Pty Limited	Delayed Draw	1.00%			1/14/2028	USD	5,254,956	(70,313)	—	[1,3,6]
Novotech (Australia) Pty Limited	First Lien Term Loan	11.06%	SOFR	568	1/14/2028	USD	47,089,128	46,833,673	47,089,128	[1,2,3]
OB Hospitalist Group	Revolver	10.93%	SOFR	550	9/27/2027	USD	1,717,557	778,626	758,672	[1,2,3,7]
OB Hospitalist Group	First Lien Term Loan	10.95%	SOFR	550	9/27/2027	USD	37,605,754	37,084,953	37,168,860	[1,2,3]
Office Ally	First Lien Term Loan	10.83%	SOFR	550	12/20/2028	USD	6,894,737	6,794,034	6,831,888	[1,2,3]
OIA Acquisition, LLC	Delayed Draw	10.57%	ARR CSA	525	10/19/2027	USD	1,356,180	1,340,274	1,309,883	[1,2,3]
OIA Acquisition, LLC	Revolver	0.50%			10/19/2027	USD	1,928,571	(19,286)	(65,837)[1,3,6]
OIA Acquisition, LLC	First Lien Term Loan	10.57%	ARR CSA	525	10/19/2027	USD	11,004,000	10,893,960	10,628,347	[1,2,3]
OIS Management Services, LLC	Revolver	0.50%			11/16/2028	USD	1,423,077	—	(27,419)[1,3,6]
OIS Management Services, LLC	First Lien Term Loan	11.16%	SOFR	575	11/16/2028	USD	12,240,833	12,118,425	12,004,986	[1,2,3]
OIS Management Services, LLC	Delayed Draw	1.00%			11/16/2028	USD	11,187,608	(219,124)	(215,555)[1,3,4,6]
OIS Management Services, LLC	Delayed Draw	11.16%	SOFR	575	11/16/2028	USD	6,955,025	6,864,687	6,821,021	[1,2,3,4]
OMH-Healthedge Holdings, Inc.	Revolver	0.50%			10/6/2029	USD	1,368,421	(34,211)	(34,211)[1,3,6]
OMH-Healthedge Holdings, Inc.	First Lien Term Loan	11.31%	SOFR	600	10/6/2029	USD	12,631,579	12,333,394	12,315,790	[1,2,3]
Ons Mso, LLC	Delayed Draw	11.15%	SOFR	575	7/8/2026	USD	6,549,728	608,536	608,469	[1,2,3,4,7]
Ons Mso, LLC	Revolver	11.65%	SOFR	625	7/8/2026	USD	6,228,941	4,390,012	4,337,862	[1,2,3,4,7]
Org USME Buyer, LLC	Revolver	11.21%	SOFR	575	11/24/2026	USD	936,232	767,094	707,637	[1,2,3,7]
Org USME Buyer, LLC	First Lien Term Loan	11.21%	SOFR	575	11/24/2026	USD	16,112,870	15,950,034	15,078,994	[1,2,3]
Orthodontic Partners, LLC	Delayed Draw	11.97%	SOFR	650	10/12/2027	USD	14,171,269	13,887,843	14,182,606	[1,2,3]
Orthodontic Partners, LLC	First Lien Term Loan	11.97%	SOFR	650	10/12/2027	USD	9,624,427	9,467,909	9,556,925	[1,2,3]
Patriot Acquisition TopCo S.A.R.L	Delayed Draw	1.00%			1/29/2028	USD	235,579	(4,635)	(4,496)[1,3,6]
Patriot Acquisition TopCo S.A.R.L	Delayed Draw	12.21%	SOFR	525	1/29/2028	USD	1,601,548	1,597,650	1,599,038	[1,2,3]
Patriot Acquisition TopCo S.A.R.L	First Lien Term Loan	12.21%	SOFR	525	1/29/2028	USD	1,032,246	1,029,733	1,030,628	[1,2,3]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	11.29%	SOFR	575	12/4/2025	USD	4,667,557	4,658,004	4,636,689	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Pediatric Home Respiratory Services, LLC	Delayed Draw	11.79%	SOFR	625	12/4/2025	USD	1,995,028	$1,970,166	$1,966,858	[1,2,3]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	11.68%	SOFR	625	12/4/2025	USD	4,905,953	4,827,588	4,836,681	[1,2,3]
Pediatric Home Respiratory Services, LLC	First Lien Term Loan	11.73%	SOFR	625	12/4/2025	USD	584,246	575,705	575,482	[1,2,3]
PerkinElmer U.S., LLC	First Lien Term Loan	11.08%	SOFR	575	3/13/2029	USD	14,073,187	13,804,118	13,791,723	[1,2,3,4]
PetVet Care Centers, LLC	Delayed Draw	1.00%			11/15/2030	USD	5,119,784	(99,726)	(87,712)[1,3,4,6]
PetVet Care Centers, LLC	Revolver	0.50%			11/15/2029	USD	5,119,784	(96,074)	(87,712)[1,3,4,6]
PetVet Care Centers, LLC	First Lien Term Loan	11.33%	SOFR	600	11/15/2030	USD	39,251,682	38,494,134	38,579,220	[1,2,3,4]
PhyNet Dermatology LLC	Delayed Draw	1.00%			10/20/2029	USD	11,133,125	(202,044)	(129,342)[1,3,4,6]
PhyNet Dermatology LLC	Revolver	11.83%	SOFR	650	10/20/2029	USD	617,203	223,638	228,107	[1,2,3,4,7]
PhyNet Dermatology LLC	First Lien Term Loan	11.99%	SOFR	650	10/20/2029	USD	16,933,480	16,721,933	16,736,751	[1,2,3,4]
Pinnacle Dermatology Management, LLC	Delayed Draw	11.19%	SOFR	575	12/8/2028	USD	1,305,077	1,301,696	1,156,025	[1,2,3]
Pinnacle Dermatology Management, LLC	Revolver	9.42% PIK	SOFR	400	12/8/2026	USD	1,082,474	991,624	992,579	[1,2,3,5,7]
Pinnacle Dermatology Management, LLC	First Lien Term Loan	11.17%	SOFR	575	12/8/2028	USD	11,177,567	11,044,625	9,900,985	[1,2,3]
Pinnacle Treatment Centers, Inc.	Delayed Draw	11.99%	SOFR	650	1/2/2026	USD	916,698	896,144	912,745	[1,2,3]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	11.99%	SOFR	650	1/2/2026	USD	14,299,548	14,062,293	14,237,900	[1,2,3]
Pinnacle Treatment Centers, Inc.	Revolver	11.93%	SOFR	650	1/2/2026	USD	789,576	584,466	588,778	[1,2,3,7]
PPV Intermediate Holdings LLC	Revolver	0.50%			8/31/2029	USD	2,538,076	—	(23,136)[1,3,6]
PPV Intermediate Holdings LLC	First Lien Term Loan	11.09%	SOFR	575	8/31/2029	USD	45,213,279	44,571,474	44,801,136	[1,2,3]
PPV Intermediate Holdings LLC	Delayed Draw	1.00%			8/30/2030	USD	1,985,174	(9,926)	(3,968)[1,3,6]
PPV Intermediate Holdings LLC	Delayed Draw	1.00%			8/31/2029	USD	1,121,528	(5,608)	(21,449)[1,3,6]
PPV Intermediate Holdings LLC	First Lien Term Loan	14.75% PIK	SOFR		8/31/2030	USD	17,277,336	16,503,177	16,615,467	[1,2,3,5,7]
PracticeTek Purchaser LLC	Delayed Draw	1.00%			8/30/2029	USD	2,076,461	(25,956)	(25,956)[1,3,4,6]
PracticeTek Purchaser LLC	Revolver	11.33%	SOFR	450	8/30/2029	USD	1,000	475	475	[1,3,4,7]
PracticeTek Purchaser LLC	First Lien Term Loan	11.33%	SOFR	575	8/30/2029	USD	6,886,931	6,726,459	6,714,758	[1,2,3,4]
PracticeTek Purchaser LLC	First Lien Term Loan	14.00% PIK			8/30/2029	USD	1,037	1,009	1,006	[1,3,5]
Premier Imaging, LLC	First Lien Term Loan	11.56%	SOFR	600	1/2/2025	USD	22,839,977	22,760,062	22,346,024	[1,2,3]
Premier Imaging, LLC	Delayed Draw	11.56%	SOFR	600	1/2/2025	USD	4,111,398	4,111,385	4,022,482	[1,2,3]
Premise Health Holding Corp.	Revolver	0.50%			3/1/2030	USD	2,817,481	(42,663)	(42,262)[1,3,4,6]
Premise Health Holding Corp.	First Lien Term Loan	10.84%	SOFR	550	3/1/2031	USD	5,409,449	5,323,374	5,328,307	[1,2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Premise Health Holding Corp.	First Lien Term Loan	10.84%	SOFR	550	3/3/2031	USD	17,577,775	$17,315,252	$17,314,109	[1,2,3,4]
Prolacta Bioscience	First Lien Term Loan	14.33%	SOFR	900	12/21/2029	USD	2,083,333	2,053,649	2,055,041	[1,2,3,4]
Prolacta Bioscience	First Lien Term Loan	10.76%	SOFR	543	12/21/2029	USD	6,458,333	6,365,942	6,370,628	[1,2,3,4]
PTSH Intermediate Holdings, LLC	First Lien Term Loan	11.71%	SOFR	625	12/17/2027	USD	5,207,822	4,971,281	5,207,822	[1,2,3]
Purpose Home Health	Delayed Draw	1.00%			3/8/2026	USD	1,455,300	(25,012)	(25,468)[1,3,6]
Purpose Home Health	First Lien Term Loan	11.17%	SOFR	575	11/3/2027	USD	465,075	457,052	456,936	[1,2,3]
Q-Centrix LLC	First Lien Term Loan	9.94%	SOFR	450	5/29/2025	USD	4,834,606	4,806,940	4,802,633	[1,2,3]
Q-Centrix LLC	First Lien Term Loan	10.44%	SOFR	500	5/29/2025	USD	824,852	697,363	824,852	[1,2,3]
Raven Buyer, Inc.	Revolver	11.45%	SOFR	600	2/1/2027	USD	2,045,455	1,022,727	978,491	[1,2,3,7]
Raven Buyer, Inc.	First Lien Term Loan	11.49%	SOFR	600	2/1/2027	USD	12,792,614	12,680,034	12,515,952	[1,2,3]
Redwood MSO, LLC	First Lien Term Loan	11.69%	SOFR	625	7/3/2025	USD	18,461,031	18,375,093	18,348,957	[1,2,3,4]
Resonetics, LLC	First Lien Term Loan	11.30%	SOFR	600	4/28/2028	USD	2,886,963	2,766,214	2,756,500	[1,2,3]
Sage Dental Management	Delayed Draw	11.34%	SOFR	575	10/1/2024	USD	2,568,850	156,967	153,233	[1,2,3,7]
Sage Dental Management	First Lien Term Loan	11.35%	SOFR	575	10/1/2024	USD	414,750	414,101	413,506	[1,2,3]
Smile Doctors, LLC	Revolver	0.50%			12/23/2027	USD	2,208,481	—	—	[1,3,6]
Smile Doctors, LLC	First Lien Term Loan	11.24%	SOFR	590	12/23/2028	USD	22,466,168	22,229,066	22,466,168	[1,2,3]
Smile Doctors, LLC	Delayed Draw	11.34%	SOFR	590	12/23/2028	USD	5,000,000	954,325	1,045,000	[1,2,3,4,7]
Space Intermediate III, Inc.	First Lien Term Loan	11.57%, 3.00% PIK	SOFR	325	11/8/2029	USD	75,070,833	74,354,439	74,395,809	[1,2,3,5]
SSCP Pegasus Midco Limited	First Lien Term Loan	11.31%	SONIA	600	11/16/2027	GBP	1,797,628	2,400,194	2,261,816	[1,2,3,8]
Star Dental Partners, LLC	Revolver	0.50%			12/22/2028	USD	260,500	(6,161)	(6,512)[1,3,6]
Star Dental Partners, LLC	First Lien Term Loan	11.19%	SOFR	575	12/22/2028	USD	1,668,700	1,628,678	1,626,983	[1,2,3]
Star Dental Partners, LLC	Delayed Draw	11.19%	SOFR	575	12/22/2025	USD	1,984,500	517,151	514,553	[1,2,3,7]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	531,828	(15,955)	(3,198)[1,3,6]
TerSera Therapeutics, LLC	First Lien Term Loan	12.05%	SOFR	675	4/4/2029	USD	6,468,172	6,296,465	6,429,281	[1,2,3]
The Smilist Management, Inc.	Revolver	11.93%	SOFR	650	12/22/2025	USD	356,075	353,693	346,770	[1,2,3,4]
The Smilist Management, Inc.	First Lien Term Loan	11.93%	SOFR	650	12/22/2025	USD	3,144,854	3,143,341	3,062,676	[1,2,3,4]
The Smilist Management, Inc.	Delayed Draw	11.93%	SOFR	650	12/22/2025	USD	5,461,121	5,369,102	5,318,418	[1,2,3,4]
The Smilist Management, Inc.	First Lien Term Loan	11.93%	SOFR	650	12/23/2025	USD	3,506,003	3,438,158	3,414,388	[1,2,3,4]
TheKey, LLC	Delayed Draw	10.41%	SOFR	500	3/30/2027	USD	20,958,334	1,267,673	669,239	[1,2,3,4,7]
TIDI Legacy Products, Inc.	Delayed Draw	1.00%			12/19/2029	USD	10,597,714	(208,458)	(204,189)[1,3,6]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	7,630,354	(147,510)	(147,016)[1,3,6]
TIDI Legacy Products, Inc.	First Lien Term Loan	10.83%	SOFR	550	12/19/2029	USD	40,271,312	39,485,313	39,495,393	[1,2,3]
Tivity Health, Inc.	First Lien Term Loan	11.31%	SOFR	600	6/28/2029	USD	34,562,500	34,044,062	33,807,256	[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
TPC Holdco, LLC	Second Lien Term Loan	12.69%	SOFR	800	3/29/2028	USD	5,000,000	$4,943,432	$4,806,073	[1,2,3]
Troy Gastroenterology, P.C.	Delayed Draw	11.45%	SOFR	615	11/25/2025	USD	2,727,415	2,722,143	2,727,415	[1,2,3]
Troy Gastroenterology, P.C.	Revolver	11.45%	SOFR	615	11/25/2025	USD	591,133	585,222	591,133	[1,2,3]
Troy Gastroenterology, P.C.	First Lien Term Loan	11.45%	SOFR	615	11/25/2025	USD	4,348,276	4,310,407	4,348,276	[1,2,3]
TurningPoint Healthcare Solutions, LLC	Revolver	0.5%			7/14/2027	USD	1,816,524	(18,166)	—	[1,3,4,6]
United Digestive MSO Parent, LLC	First Lien Term Loan	12.21%	SOFR	675	3/30/2029	USD	20,387,273	19,845,853	19,834,526	[1,2,3]
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	8,233,571	(157,514)	(223,232)[1,3,4,6]
United Digestive MSO Parent, LLC	Revolver	12.07%	SOFR	675	3/30/2029	USD	1,984,646	781,970	786,552	[1,2,3,4,7]
United Digestive MSO Parent, LLC	Revolver	0.50%			3/30/2029	USD	1,962,700	(56,373)	(53,213)[1,3,6]
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	0.50%			7/15/2028	USD	1,724,138	(17,241)	(11,402)[1,3,6]
United Musculoskeletal Partners Acquisition Holdings, LLC	First Lien Term Loan	11.07%	SOFR	575	7/15/2028	USD	8,275,862	8,193,517	8,221,131	[1,2,3]
Universal Marine Medical Supply International, LLC	Delayed Draw	1.00%			3/7/2029	USD	3,912,000	(43,715)	(43,174)[1,3,6]
Universal Marine Medical Supply International, LLC	Revolver	11.81%	SOFR	650	3/7/2029	USD	1,042,000	81,066	80,924	[1,2,3,7]
Universal Marine Medical Supply International, LLC	First Lien Term Loan	11.83%	SOFR	650	3/7/2029	USD	12,129,000	11,858,755	11,858,062	[1,2,3]
Urology Management Holdings, Inc.	Delayed Draw	11.72%	SOFR	629	6/15/2026	USD	14,641,761	14,469,038	14,215,197	[1,2,3]
Urology Management Holdings, Inc.	First Lien Term Loan	11.72%	SOFR	629	6/15/2026	USD	4,998,368	4,950,696	4,852,749	[1,2,3]
Urology Management Holdings, Inc.	Revolver	0.50%			6/15/2026	USD	1,190,476	(17,857)	(34,683)[1,3,4,6]
Urology Management Holdings, Inc.	Delayed Draw	11.91%	SOFR	625	6/15/2026	USD	3,266,667	1,796,667	1,815,846	[1,2,3,7]
Urology Management Holdings, Inc.	First Lien Term Loan	11.93%	SOFR	625	6/15/2026	USD	6,468,000	6,329,500	6,311,934	[1,2,3]
USHV Management, LLC	Delayed Draw	11.91%	SOFR	650	12/23/2027	USD	3,884,225	1,993,349	2,093,554	[1,2,3,7]
USHV Management, LLC	First Lien Term Loan	11.91%	SOFR	650	12/23/2027	USD	7,725,405	7,530,405	7,538,059	[1,2,3]
USHV Management, LLC	Revolver	11.55%	SOFR	613	12/23/2027	USD	356,664	95,219	94,780	[1,2,3,4,7]
USHV Management, LLC	First Lien Term Loan	11.43%	SOFR	600	12/23/2027	USD	1,067,317	1,041,884	1,041,433	[1,2,3,4]
Vardiman Black Holdings, LLC	First Lien Term Loan	14.43%	SOFR	700	3/18/2027	USD	34,144,054	34,144,054	34,144,054	[1,2,3]
Vardiman Black Holdings, LLC	Delayed Draw	1.00%			3/18/2027	USD	4,190,332	—	—	[1,3,6]
Varsity Rejuvenate, LLC	Delayed Draw	1.00%			12/29/2025	USD	1,280,000	(27,961)	(32,000)[1,3,6]
Varsity Rejuvenate, LLC	Revolver	0.50%			9/1/2028	USD	58,200	(1,380)	(1,455)[1,3,6]
Varsity Rejuvenate, LLC	First Lien Term Loan	11.49%	SOFR	600	9/1/2028	USD	596,400	582,104	581,490	[1,2,3]
Vermont Aus Pty Ltd.	First Lien Term Loan	10.14%	BBSY	575	3/23/2028	AUD	10,699,554	7,780,351	6,912,656	[1,2,3,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Vermont Aus Pty Ltd.	First Lien Term Loan	10.96%	SOFR	565	3/23/2028	USD	7,856,316	$7,710,844	$7,787,815	[1,2,3]
VetCor Acquisition	Delayed Draw	1.00%			8/31/2029	USD	60,000,000	(300,000)	(119,939)[1,3,6]
Vetcor Professional Practices LLC	First Lien Term Loan	11.09%	SOFR	575	8/31/2029	USD	1,291,413	1,260,748	1,284,375	[1,2,3,4]
VetEvolve Holdings, LLC	Delayed Draw	11.16%	SOFR	575	10/12/2028	USD	23,030,303	1,692,378	1,755,319	[1,2,3,4,7]
VetEvolve Holdings, LLC	First Lien Term Loan	11.16%	SOFR	575	10/12/2028	USD	16,969,697	16,574,837	16,591,832	[1,2,3,4]
Vital Care Buyer, LLC	Revolver	11.23%	SOFR	575	3/20/2030	USD	3,001,730	332,184	319,867	[1,2,3,7]
Vital Care Buyer, LLC	First Lien Term Loan	11.23%	SOFR	575	3/20/2030	USD	17,207,791	16,960,488	16,890,494	[1,2,3]
VPP Intermediate Holdings, LLC	Delayed Draw	12.07%	SOFR	575	12/1/2027	USD	4,480,350	1,452,080	1,463,730	[1,2,3,4,7]
VPP Intermediate Holdings, LLC	Delayed Draw	1.00%			12/1/2027	USD	327,785	(6,476)	(6,556)[1,3,4,6]
WCAS Orthopedics MSO, LLC	First Lien Term Loan	11.57%	SOFR	625	12/31/2029	USD	7,750,000	7,595,354	7,595,000	[1,2,3]
WCAS Orthopedics MSO, LLC	First Lien Term Loan	11.58%	SOFR	625	12/31/2029	USD	9,750,000	9,555,238	9,555,000	[1,2,3]
WCI-BXC Purchaser, LLC	Revolver	0.50%			11/6/2029	USD	89,381	(2,088)	(2,235)[1,3,4,6]
WCI-BXC Purchaser, LLC	First Lien Term Loan	11.59%	SOFR	625	11/6/2030	USD	2,047,721	1,998,404	1,996,528	[1,2,3,4]
Web P.T., Inc.	Revolver	12.17%	SOFR	675	1/18/2028	USD	1,312,500	491,518	477,912	[1,2,3,7]
Web P.T., Inc.	First Lien Term Loan	12.19%	SOFR	675	1/18/2028	USD	9,000,000	8,901,000	8,906,700	[1,2,3]
Xeris Pharmaceuticals, Inc.	Delayed Draw	14.33%	SOFR	900	3/8/2027	USD	8,333,333	8,166,667	8,274,052	[1,2,3,4]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	14.33%	SOFR	900	3/8/2027	USD	16,666,667	16,491,799	16,548,105	[1,2,3,4]
Xifin, Inc.	Revolver	11.21% PIK	SOFR	575	2/6/2026	USD	2,141,658	2,098,825	2,014,958	[1,2,3,4,5]
Zavation Medical Products, LLC	Revolver	11.91%	SOFR	650	6/30/2028	USD	2,027,027	1,337,838	1,299,072	[1,2,3,7]
Zavation Medical Products, LLC	First Lien Term Loan	11.41%	SOFR	600	6/30/2028	USD	12,616,216	12,490,054	12,374,938	[1,2,3]
								2,496,121,048	2,452,792,826
Industrials — 15.7%
3SI Holdco, Inc.	First Lien Term Loan	11.48%	SOFR	600	12/16/2026	USD	4,191,758	4,140,884	4,143,059	[1,2,3]
Accurus Aerospace Corporation	First Lien Term Loan	10.72%	SOFR	525	4/5/2028	USD	9,830,000	9,722,488	9,543,619	[1,2,3]
ACS Celsius Merger	Delayed Draw	1.00%			1/7/2029	USD	1,424,769	(34,468)	(31,026)[1,3,4,6]
ACS Celsius Merger	Revolver	11.57%	SOFR	625	1/7/2029	USD	325,181	55,396	55,917	[1,3,7]
ACS Celsius Merger	First Lien Term Loan	11.57%	SOFR	625	1/7/2029	USD	4,026,977	3,930,881	3,939,284	[1,2,3,4]
ACS Celsius Merger	Revolver	11.57%	SOFR	625	1/7/2029	USD	68,183	66,577	66,698	[1,2,3,4]
Advantek, LLC	Delayed Draw	1.00%			11/2/2025	USD	1,631,196	(188,272)	(193,686)[1,3,6]
Advantek, LLC	First Lien Term Loan	12.21%	SOFR	675	11/2/2025	USD	3,221,611	2,893,151	2,883,378	[1,2,3]
Aero Operating LLC	Incremental Term Loan	14.48%	SOFR	900	2/7/2026	USD	14,868,914	14,760,218	13,580,006	[1,2,3]
AG-Twin Brook Aerospace	First Lien Term Loan	10.81%	SOFR	525	1/6/2025	USD	6,925,000	6,906,549	6,861,875	[1,2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
AI Fire Buyer, Inc.	First Lien Term Loan	10.91%	SOFR	575	3/22/2027	USD	1,146,335	$1,123,376	$1,123,798	[1,2,3,4]
AI Fire Buyer, Inc.	Delayed Draw	10.94%	SOFR	575	3/22/2027	USD	2,297,565	291,020	294,145	[1,2,3,4,7]
Air Comm Corporation, LLC	Revolver	0.50%			7/1/2027	USD	2,439,024	—	(89,366)[1,3,6]
Air Comm Corporation, LLC	First Lien Term Loan	10.33%	SOFR	500	7/1/2027	USD	13,079,268	12,932,085	12,600,043	[1,2,3]
Air Comm Corporation, LLC	Revolver	10.57%	SOFR	500	7/1/2027	USD	1,184,211	1,538	(41,769)[1,2,3,7]
Air Comm Corporation, LLC	Delayed Draw	11.58%	SOFR	625	7/1/2027	USD	1,691,287	1,640,548	1,648,579	[1,2,3]
Air Comm Corporation, LLC	Delayed Draw	10.33%	SOFR	500	7/1/2027	USD	33,485,821	32,870,066	32,384,173	[1,2,3]
Any Hour, LLC	Delayed Draw	11.00%	SOFR	575	7/21/2027	USD	22,949,017	22,719,631	22,682,401	[1,2,3]
Any Hour, LLC	Revolver	11.10%	SOFR	575	7/21/2027	USD	2,000,000	533,333	510,098	[1,2,3,7]
Any Hour, LLC	First Lien Term Loan	11.00%	SOFR	575	7/21/2027	USD	11,050,000	10,939,500	10,921,624	[1,2,3]
Any Hour, LLC	Delayed Draw	11.25%	SOFR	600	7/21/2027	USD	1,198,200	682,290	704,280	[1,2,3,7]
Any Hour, LLC	First Lien Term Loan	11.25%	SOFR	600	7/21/2027	USD	9,535,000	9,293,072	9,424,225	[1,2,3]
Apex Service Partners, LLC	Delayed Draw	12.33%, 2.00% PIK	SOFR	500	10/24/2030	USD	11,947,417	6,311,279	6,542,196	[1,2,3,5,7]
Apex Service Partners, LLC	Revolver	11.82%	SOFR	650	10/24/2029	USD	2,949,198	1,690,296	1,756,467	[1,2,3,7]
Apex Service Partners, LLC	Revolver	11.83%	SOFR	650	10/24/2029	USD	1,998,586	1,023,840	1,061,621	[1,2,3,7]
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK			10/24/2028	USD	13,366,667	13,109,319	13,077,590	[1,3,5]
Apex Service Partners, LLC	Revolver	14.00%	SOFR	650	10/24/2029	USD	544,047	193,137	206,738	[1,3,4,7]
Apex Service Partners, LLC	First Lien Term Loan	12.32%, 2.00% PIK	SOFR	500	10/24/2030	USD	48,363,842	47,186,459	47,759,294	[1,2,3,4,5]
Apex Service Partners, LLC	Delayed Draw	12.33%, 2.00% PIK	SOFR	500	10/24/2030	USD	9,829,600	4,262,627	4,435,921	[1,2,3,4,5,7]
Apex Service Partners, LLC	Revolver	0.50%			10/24/2029	USD	2,468,237	(29,119)	—	[1,3,6]
Apex Service Partners, LLC	First Lien Term Loan	12.32%, 2.00% PIK	SOFR	500	10/24/2030	USD	34,374,544	33,724,048	33,944,862	[1,2,3,4,5]
Apex Service Partners, LLC	Delayed Draw	1.00%			10/24/2029	USD	6,683,333	(61,737)	(144,538)[1,3,6]
Apex Service Partners, LLC	Delayed Draw	12.32%, 2.00% PIK	SOFR	500	10/24/2030	USD	2,007,198	1,979,805	2,004,513	[1,2,3,4,5,7]
AQ Carver Buyer, Inc.	First Lien Term Loan	10.91%	SOFR	550	8/2/2029	USD	29,925,000	29,366,487	30,078,366	[1,2]
Archer Acquisition, LLC	Delayed Draw	1.00%			10/6/2029	USD	4,335,758	(32,518)	(20,185)[1,3,6]
Archer Acquisition, LLC	Revolver	0.50%			10/6/2029	USD	261,174	(3,918)	(3,180)[1,3,6]
Archer Acquisition, LLC	First Lien Term Loan	11.66%	SOFR	625	10/6/2029	USD	12,870,811	12,688,049	12,714,082	[1,2,3]
Ardurra Group LLC	Delayed Draw	11.71%	SOFR	625	2/1/2030	USD	4,521,441	1,669,806	1,638,288	[1,2,3,7]
Ardurra Group LLC	Revolver	0.50%			2/1/2029	USD	1,810,345	(54,310)	(50,328)[1,3,6]
Armada Parent, Inc.	Delayed Draw	11.19%	SOFR	575	10/29/2027	USD	987,500	987,500	972,469	[1,2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Armada Parent, Inc.	Revolver	11.11%	LIBOR	575	10/29/2027	USD	2,400,000	$16,565	$(19,864)[1,2,3,4,7]
Armada Parent, Inc.	First Lien Term Loan	11.19%	SOFR	575	10/29/2027	USD	19,600,000	19,331,879	19,301,669	[1,2,3,4]
Arrowhead Holdco Company	First Lien Term Loan	10.75%, 2.75% PIK	SOFR	250	8/31/2028	USD	4,933,817	4,884,820	4,209,837	[1,2,3,4,5]
Arrowhead Holdco Company	First Lien Term Loan	9.69%, 2.75% PIK	EURIBOR	300	8/31/2028	EUR	14,850,000	14,571,031	13,630,140	[1,2,3,5,8]
ATI Restoration, LLC	Delayed Draw	10.57%	SOFR	500	7/31/2026	USD	8,370,043	1,967,580	2,004,429	[1,2,3,4,7]
ATI Restoration, LLC	Revolver	10.57%	SOFR	550	7/31/2026	USD	627,906	373,794	372,143	[1,2,3,4,7]
Auxey Bidco Limited	First Lien Term Loan	11.40%	SOFR	600	6/29/2027	USD	14,962,500	14,697,016	14,692,455	[1,2,3]
AWP Group Holdings, Inc.	First Lien Term Loan	10.90%	SOFR	550	12/22/2027	USD	17,183,945	16,881,271	16,845,850	[1,2,3]
AWP Group Holdings, Inc.	Delayed Draw	10.90%	SOFR	550	12/24/2029	USD	12,362,847	432,800	344,066	[1,2,3,7]
AWP Group Holdings, Inc.	Revolver	10.90%	SOFR	550	12/24/2029	USD	4,710,216	1,730,314	1,679,410	[1,2,3,7]
AWT Merger Sub, Inc.	Delayed Draw	11.71%	SOFR	625	12/17/2026	USD	4,845,283	4,796,900	4,845,283	[1,2,3]
AWT Merger Sub, Inc.	Revolver	11.72%	SOFR	600	12/17/2026	USD	1,071,429	142,857	135,771	[1,2,3,7]
AWT Merger Sub, Inc.	First Lien Term Loan	11.71%	SOFR	625	12/17/2026	USD	6,235,714	6,173,357	6,194,476	[1,2,3]
AWT Merger Sub, Inc.	First Lien Term Loan	12.21%	SOFR	675	12/17/2026	USD	710,742	693,497	710,742	[1,2,3]
Beacon Mobility Corp.	First Lien Term Loan	11.68%	SOFR	625	12/31/2025	USD	2,050,975	2,035,506	1,935,797	[1,2,3]
Beacon Mobility Corp.	Delayed Draw	11.67%	SOFR	625	12/31/2025	USD	20,575,249	20,039,035	19,419,794	[1,2,3]
Beacon Mobility Corp.	Revolver	13.75%	PRIME	525	12/31/2025	USD	1,000,000	251,007	194,850	[1,2,3,7]
Benecon Midco II LLC	Revolver	0.50%			1/23/2031	USD	7,137,168	(104,226)	(101,948)[1,3,4,6]
Benecon Midco II LLC	First Lien Term Loan	10.81%	SOFR	550	1/23/2031	USD	83,362,832	82,134,450	82,172,070	[1,2,3,4]
Blackbird Purchaser, Inc.	First Lien Term Loan	10.83%	SOFR	550	12/19/2030	USD	37,485,933	36,753,096	36,744,585	[1,2,3,4]
Blackbird Purchaser, Inc.	Delayed Draw	10.83%	SOFR	550	12/19/2030	USD	6,804,480	1,227,137	1,226,326	[1,2,3,4,7]
Blackbird Purchaser, Inc.	Revolver	10.83%	SOFR	550	12/19/2029	USD	5,526,419	556,950	553,876	[1,2,3,4,7]
BlackHawk Industrial Distribution, Inc.	Delayed Draw	1.00%			9/17/2026	USD	1,168,423	(22,340)	(22,488)[1,3,4,6]
BlackHawk Industrial Distribution, Inc.	First Lien Term Loan	10.95%	SOFR	550	9/17/2026	USD	1,028,212	1,009,196	1,008,423	[1,2,3,4]
BlueHalo Global Holdings, LLC	Revolver	11.94%	SOFR	650	10/31/2025	USD	1,285,714	—	(19,102)[1,2,3,6]
BlueHalo Global Holdings, LLC	First Lien Term Loan	10.05%	SOFR	475	10/31/2025	USD	17,758,329	17,672,411	17,494,489	[1,2,3]
BlueHalo, LLC	First Lien Term Loan	10.07%	SOFR	475	10/31/2025	USD	1,987,991	1,958,809	1,958,455	[1,2,3]
BP Purchaser, LLC	First Lien Term Loan	11.08%	SOFR	550	12/10/2028	USD	12,847,120	12,651,917	12,495,986	[1,2,3]
BradyIFS Holdings, LLC	Delayed Draw	11.33%	SOFR	600	10/31/2029	USD	2,138,763	627,548	649,023	[1,2,3,4,7]
BradyIFS Holdings, LLC	Revolver	0.50%			10/31/2029	USD	1,780,595	(32,962)	(16,451)[1,3,4,6]
BradyIFS Holdings, LLC	First Lien Term Loan	11.31%	SOFR	600	10/31/2029	USD	20,987,632	20,591,410	20,793,724	[1,2,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
British Engineering Services Holdco Limited	Revolver	12.22%	SONIA	675	12/2/2027	GBP	950,968	$1,269,397	$1,182,113	[1,2,3,8]
British Engineering Services Holdco Limited	First Lien Term Loan	12.22%	SONIA	675	12/2/2027	GBP	396,237	528,915	492,548	[1,2,3,8]
Brock Holdings III, Inc.	First Lien Term Loan	13.41%	SOFR	500	11/2/2025	USD	5,805,000	5,805,000	5,805,000	[1,2,3]
Cadence Engines Systems Acquisition, Inc.	Revolver	12.12%	SOFR	675	5/3/2028	USD	250,000	133,333	130,029	[1,2,3,7]
Cadence Engines Systems Acquisition, Inc.	First Lien Term Loan	12.12%	SOFR	685	5/3/2029	USD	2,071,259	2,015,606	2,046,595	[1,2,3]
Caldwell & Gregory LLC	Delayed Draw	11.06%	SOFR	550	1/5/2025	USD	14,761,250	14,484,379	14,761,250	[1,2,3]
Caldwell & Gregory LLC	First Lien Term Loan	11.06%	SOFR	550	1/5/2025	USD	14,653,011	14,649,931	14,653,011	[1,2,3]
Castle Management Borrower LLC	Revolver	0.50%			11/3/2029	USD	2,046,030	(38,175)	(40,921)[1,3,6]
Castle Management Borrower LLC	First Lien Term Loan	10.81%	SOFR	550	11/3/2029	USD	16,327,299	16,007,802	16,000,753	[1,2,3]
CC WDW Borrower, Inc.	Delayed Draw	1.00%			1/27/2028	USD	1,631,196	(19,472)	(193,686)[1,3,6]
CC WDW Borrower, Inc.	First Lien Term Loan	12.21%	SOFR	675	1/27/2028	USD	3,221,611	3,135,220	2,883,378	[1,2,3]
CGI Parent, LLC	First Lien Term Loan	11.17%	SOFR	525	2/14/2028	USD	20,038,470	19,683,263	19,795,639	[1,2,3]
Charter Industries	Revolver	0.50%			11/30/2026	USD	539,250	(4,307)	(4,718)[1,3,6]
Charter Industries	First Lien Term Loan	10.93%	SOFR	550	11/30/2026	USD	4,264,313	4,229,749	4,227,000	[1,2,3]
Climate Pros, LLC	Delayed Draw	11.43%	SOFR	600	1/24/2026	USD	49,987,917	19,961,257	20,475,883	[1,2,3,7]
CMG Holdings Company, LLC	Delayed Draw	1.00%			5/19/2028	USD	6,885,650	(165,094)	(152,494)[1,3,4,6]
Cobham Holdings, Inc.	Revolver	0.50%			1/9/2028	USD	2,343,750	(70,312)	(25,533)[1,3,6]
Cobham Holdings, Inc.	First Lien Term Loan	12.06%	SOFR	675	1/9/2030	USD	22,486,328	21,888,908	22,241,365	[1,2,3]
Comar Holding Company, LLC	First Lien Term Loan	12.08%, 4.75% PIK	SOFR	200	9/17/2026	USD	4,899,874	4,875,181	4,499,651	[1,2,3,5]
Comar Holding Company, LLC	Delayed Draw	12.08%, 4.75% PIK	SOFR	200	9/17/2026	USD	770,768	763,144	707,812	[1,2,3,5]
Continental Acquisition Holdings, Inc.	Delayed Draw	12.46%, 4.08% PIK	SOFR	293	1/20/2027	USD	2,659,298	2,606,778	2,368,358	[1,2,3,5]
Continental Acquisition Holdings, Inc.	First Lien Term Loan	12.46%, 4.08% PIK	SOFR	293	1/20/2027	USD	7,211,579	7,130,476	6,422,596	[1,2,3,5]
Coretrust Purchasing Group LLC	Delayed Draw	1.00%			9/30/2029	USD	4,511,278	(86,725)	(90,226)[1,3,6]
Coretrust Purchasing Group LLC	Revolver	0.50%			9/30/2029	USD	4,511,278	(325,462)	(90,226)[1,3,6]
CSAFE Acquisition Co.	Delayed Draw	1.00%			12/14/2028	USD	1,086,502	—	—	[1,3,6]
CSAFE Acquisition Co.	Revolver	0.50%			3/8/2029	USD	2,660,122	—	—	[1,3,6]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	11.07%	SOFR	575	12/14/2028	USD	25,745,906	25,713,937	25,717,451	[1,2,3]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	11.07%	SONIA	575	12/14/2028	GBP	3,592,210	4,613,056	4,528,890	[1,2,3,8]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Cube Industrials Buyer, Inc.	Revolver	0.50%			10/18/2029	USD	931,034	$(23,276)	$(20,655)[1,3,4,6]
Cube Industrials Buyer, Inc.	First Lien Term Loan	11.40%	SOFR	600	10/18/2030	USD	8,068,966	7,875,645	7,889,954	[1,2,3,4]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	9.70%	SOFR	425	3/25/2028	USD	21,450,000	21,337,894	21,340,349	[1,2,3]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	10.08%	SOFR	463	3/25/2028	USD	2,566,976	2,498,865	2,495,532	[1,2,3]
DMT Solutions Global Corporation	First Lien Term Loan	13.27%	SOFR	800	8/30/2027	USD	31,030,588	30,206,387	30,184,084	[1,2,3]
DTI Holdco, Inc.	Revolver	12.25%	PRIME	375	4/26/2027	USD	881,972	289,287	289,287	[1,2,3,4,7]
Easy Ice, LLC	First Lien Term Loan	11.71%, 1.00% PIK	SOFR	525	12/31/2025	USD	11,004,533	10,936,363	11,004,533	[1,2,3,5]
Easy Ice, LLC	Delayed Draw	11.71%, 1.00% PIK	SOFR	525	12/31/2025	USD	7,209,447	7,117,908	7,209,447	[1,2,3,5]
Echo Global Logistics, Inc.	Second Lien Term Loan	12.43%	SOFR	710	11/23/2029	USD	8,000,000	7,888,000	7,325,066	[1,2,3]
EShipping LLC	First Lien Term Loan	10.44%	SOFR	500	11/5/2027	USD	3,490,773	3,442,585	3,490,773	[1,2,3]
Explorer Investor, Inc.	First Lien Term Loan	11.33%	SOFR	600	6/28/2029	USD	29,612,780	28,396,962	28,175,058	[1,2,3]
Faraday Buyer, LLC	Delayed Draw	1.00%			10/11/2028	USD	1,699,104	(32,725)	(32,668)[1,3,4,6]
Faraday Buyer, LLC	First Lien Term Loan	11.31%	SOFR	600	10/11/2028	USD	2,615,741	2,566,380	2,565,450	[1,2,3,4]
FCG Acquisitions, Inc.	First Lien Term Loan	10.32%	SOFR	475	5/31/2028	USD	857,347	836,749	857,347	[1,2,4]
FDH Aero, LLC	First Lien Term Loan	11.48%	SOFR	700	10/1/2025	USD	1,592,357	1,577,106	1,576,792	[1,2,3]
Flint OpCo, LLC	Delayed Draw	10.58%	SOFR	525	8/15/2030	USD	3,488,058	2,584,791	2,627,305	[1,2,3,4,7]
Flint OpCo, LLC	Revolver	0.50%			8/15/2030	USD	1,027,252	(25,681)	(9,364)[1,3,4,6]
Flint OpCo, LLC	First Lien Term Loan	10.55%	SOFR	525	8/15/2030	USD	8,268,856	8,073,886	8,193,481	[1,2,3,4]
Florida Marine, LLC.	First Lien Term Loan	13.44%	SOFR	800	3/17/2028	USD	11,805,219	11,512,016	11,721,240	[1,2,3]
Flow Control Solutions, Inc.	Revolver	11.32%	SOFR	600	3/31/2028	USD	420,949	215,619	227,570	[1,2,3,4,7]
Flow Control Solutions, Inc.	First Lien Term Loan	11.32%	SOFR	600	3/31/2028	USD	1,256,532	1,223,485	1,254,510	[1,2,3,4]
FLS Holding, Inc.	Delayed Draw	10.73%	SOFR	525	12/17/2028	USD	4,950,000	4,851,000	4,924,696	[1,2,3]
FLS Holding, Inc.	Revolver	0.50%			12/17/2027	USD	2,000,000	(40,000)	(10,224)[1,3,6]
FLS Holding, Inc.	First Lien Term Loan	10.73%	SOFR	525	12/17/2028	USD	22,770,000	22,424,726	22,653,601	[1,2,3]
Fortis Solutions Group, LLC	First Lien Term Loan	10.90%	SOFR	550	10/15/2028	USD	18,443,528	18,140,767	17,816,129	[1,2,3]
Fortis Solutions Group, LLC	Delayed Draw	10.90%	SOFR	550	10/15/2028	USD	18,770,592	2,753,536	2,445,401	[1,2,3,7]
Fortis Solutions Group, LLC	Revolver	10.90%	SOFR	550	10/15/2027	USD	2,721,670	62,424	41,571	[1,2,3]
Gerson Lehrman Group, Inc.	First Lien Term Loan	10.71%	SOFR	525	12/13/2027	USD	63,506,069	63,142,586	63,506,069	[1,2,3]
Global Critical Logistics LLC	Delayed Draw	1.00%			7/31/2026	USD	25,000,000	(362,596)	(355,048)[1,3,6]
Global Critical Logistics LLC	First Lien Term Loan	10.39%	SOFR	500	7/31/2026	USD	50,000,000	49,293,502	49,289,903	[1,2,3]
GMES Intermediate Holdings, LLC	Delayed Draw	11.66%	SOFR	625	7/6/2029	USD	6,147,041	2,615,823	2,675,826	[1,2,3,7]
GMES Intermediate Holdings, LLC	Revolver	0.50%			7/6/2029	USD	4,102,564	(92,308)	(73,666)[1,3,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
GMES Intermediate Holdings, LLC	First Lien Term Loan	11.66%	SOFR	625	7/6/2029	USD	28,236,923	$27,655,650	$27,729,895	[1,2,3]
Graffiti Buyer, Inc.	Delayed Draw	10.93%	SOFR	550	8/10/2027	USD	5,018,473	4,951,624	4,960,170	[1,2,3]
Graffiti Buyer, Inc.	Revolver	10.93%	SOFR	550	8/10/2027	USD	2,522,321	2,254,250	2,227,106	[1,2,3,7]
Graffiti Buyer, Inc.	First Lien Term Loan	10.90%	SOFR	550	8/10/2027	USD	11,012,876	10,902,747	10,884,931	[1,2,3]
Groundworks, LLC	Delayed Draw	11.82%	SOFR	650	3/14/2030	USD	1,118,325	626,171	626,785	[1,2,3,7]
Groundworks, LLC	Revolver	0.50%			3/14/2029	USD	837,696	(9,242)	(8,958)[1,3,6]
Groundworks, LLC	First Lien Term Loan	11.82%	SOFR	650	3/14/2030	USD	731,152	722,854	723,333	[1,2,3]
GS Seer Group Borrower LLC	Delayed Draw	12.06%	SOFR	675	4/28/2030	USD	2,751,192	1,118,122	1,147,870	[1,2,3,7]
GS Seer Group Borrower LLC	Revolver	0.50%			4/28/2029	USD	733,945	(21,468)	(14,036)[1,3,6]
GS Seer Group Borrower LLC	First Lien Term Loan	12.06%	SOFR	675	4/28/2030	USD	6,481,193	6,303,304	6,357,243	[1,2,3]
Guidehouse, Inc.	First Lien Term Loan	11.08%	SOFR	575	12/16/2030	USD	24,817,163	24,413,613	24,548,287	[1,2,3]
HeartLand PPC Buyer, LLC	Revolver	0.50%			12/12/2029	USD	5,430,795	(104,346)	(107,403)[1,3,4,6]
HeartLand PPC Buyer, LLC	First Lien Term Loan	11.05%	SOFR	575	12/12/2029	USD	22,981,788	22,535,007	22,527,284	[1,2,3,4]
HeartLand PPC Buyer, LLC	Delayed Draw	11.06%	SOFR	575	12/12/2029	USD	4,637,417	329,395	370,734	[1,2,3,4,7]
HeartLand PPC Buyer, LLC	Revolver	11.07%	SOFR	575	12/12/2029	USD	181,026	181,027	181,026	[1,2]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	12.40%	ARR CSA	700	3/31/2030	USD	17,972,293	17,560,501	17,835,448	[1,2,3]
High Bar Brands Operating, LLC	Delayed Draw	1.00%			12/19/2029	USD	3,297,402	(64,638)	(63,465)[1,3,4,6]
High Bar Brands Operating, LLC	Revolver	0.50%			12/19/2029	USD	1,327,721	(25,520)	(25,554)[1,3,4,6]
High Bar Brands Operating, LLC	First Lien Term Loan	10.55%	SOFR	525	12/19/2029	USD	9,542,681	9,357,219	9,359,015	[1,2,3,4]
Highground Restoration Group, Inc.	First Lien Term Loan	11.19%	ARR CSA	575	11/17/2028	USD	47,669,842	46,832,274	46,856,121	[1,2,3]
Highground Restoration Group, Inc.	Delayed Draw	11.19%	ARR CSA	575	11/17/2028	USD	14,925,000	14,775,750	14,670,231	[1,2,3]
Hills Distribution, Inc.	Delayed Draw	1.00%			11/8/2029	USD	838,165	(16,225)	(14,065)[1,3,4,6]
Hills Distribution, Inc.	Revolver	9.81%	SOFR	450	11/8/2029	USD	1,000	581	583	[1,2,3,4,7]
Hills Distribution, Inc.	First Lien Term Loan	11.31%	SOFR	525	11/8/2029	USD	1,424,910	1,397,712	1,400,999	[1,2,3,4]
HP RSS Buyer, Inc.	Delayed Draw	10.32%	SOFR	500	12/11/2029	USD	10,814,303	5,487,547	5,489,787	[1,2,3,4,7]
HP RSS Buyer, Inc.	First Lien Term Loan	10.32%	SOFR	500	12/11/2029	USD	11,459,366	11,237,260	11,238,809	[1,2,3,4]
HPS Industrials	First Lien Term Loan	11.07%	SOFR	550	7/25/2025	USD	9,636,618	9,601,853	9,636,618	[1,2,3,4]
HPS Industrials	Delayed Draw	1.00% PIK			7/1/2027	USD	795,333	(31,500)	(19,354)[1,3,4,5,6]
HPS Industrials	First Lien Term Loan	11.46%	SOFR	600	7/1/2027	USD	3,896,570	3,770,685	3,801,750	[1,2,3,4]
HPS Industrials	First Lien Term Loan	11.54%	SOFR	625	3/10/2028	USD	2,179,291	2,139,027	2,083,686	[1,2,3]
HPS Industrials	First Lien Term Loan	12.06%	SOFR	675	1/9/2030	USD	2,123,526	2,083,950	2,100,393	[1,2,3]
HPS Industrials	First Lien Term Loan	12.94%	SOFR	775	8/16/2028	USD	3,526,630	3,430,249	3,462,025	[1,2,3]
HSI Halo Acquisition, Inc.	Revolver	11.18%	SOFR	575	9/2/2025	USD	1,050,000	1,039,500	1,037,801	[1,2,3,4]
iCIMS, Inc.	Revolver	12.05%	SOFR	675	8/18/2028	USD	1,904,761	284,762	303,115	[1,2,3,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
iCIMS, Inc.	First Lien Term Loan	12.58%	SOFR	725	8/18/2028	USD	31,012,324	$30,587,315	$30,743,408	[1,2,3]
ID Images Acquisition	First Lien Term Loan	11.68%	SOFR	635	7/30/2026	USD	14,265,472	14,068,318	14,215,393	[1,2,3]
Infogain Corporation	First Lien Term Loan	10.93%	SOFR	550	7/30/2028	USD	19,700,000	19,388,553	19,700,000	[1,2,3]
Jade Bidco Limited	First Lien Term Loan	9.28%	EURIBOR	525	2/21/2029	EUR	538,430	646,463	572,109	[1,2,3,8]
Jade Bidco Limited	First Lien Term Loan	10.57%	SOFR	525	2/21/2029	USD	3,375,128	3,319,017	3,324,093	[1,2,3]
Jade Bidco Limited	First Lien Term Loan	10.57%	SOFR	525	2/16/2029	USD	20,000,000	19,592,251	19,697,583	[1,2,3]
Jade Bidco Limited	First Lien Term Loan	9.28%	EURIBOR	525	2/16/2029	EUR	2,750,000	2,979,818	2,922,017	[1,2,3,8]
Keel Platform, LLC	Delayed Draw	1.00%			1/19/2031	USD	3,421,767	(50,757)	(48,455)[1,3,6]
Keel Platform, LLC	First Lien Term Loan	10.55%	SOFR	525	1/19/2031	USD	11,749,233	11,575,659	11,582,854	[1,2,3]
KENG Acquisition, Inc.	Delayed Draw	11.56%	SOFR	625	8/7/2029	USD	9,072,581	1,446,623	1,487,903	[1,2,3,7]
KENG Acquisition, Inc.	Revolver	11.56%	SOFR	625	8/7/2029	USD	3,266,129	313,911	362,903	[1,2,3,7]
KENG Acquisition, Inc.	First Lien Term Loan	11.56%	SOFR	625	8/7/2029	USD	11,975,806	11,809,782	11,975,806	[1,2,3]
Kings Buyer, LLC	Revolver	0.50%	PRIME	500	10/29/2027	USD	201,719	17,146	17,520	[1,3,4,7]
Kings Buyer, LLC	First Lien Term Loan	12.00%	SOFR	660	10/29/2027	USD	5,950,957	5,870,379	5,872,723	[1,2,3,4]
Kleinfelder Intermediate LLC	Delayed Draw	1.00%			9/18/2030	USD	2,213,115	(33,197)	(25,112)[1,3,6]
Kleinfelder Intermediate LLC	Revolver	0.50%			9/18/2028	USD	1,475,410	—	(16,742)[1,3,6]
Kleinfelder Intermediate LLC	First Lien Term Loan	11.58%	ARR	625	9/18/2030	USD	11,283,197	11,120,830	11,155,166	[1,2,3]
Komline-Sanderson Group, Inc.	Delayed Draw	11.57%	SOFR	600	3/17/2026	USD	8,778,076	8,686,696	8,511,798	[1,2,3]
Komline-Sanderson Group, Inc.	Revolver	0.50%			3/17/2026	USD	2,343,750	—	(71,096)[1,3,6]
Komline-Sanderson Group, Inc.	First Lien Term Loan	11.57%	SOFR	600	3/17/2026	USD	8,092,189	8,040,536	7,846,717	[1,2,3]
Komline-Sanderson Group, Inc.	Delayed Draw	1.00%			3/17/2026	USD	4,687,500	(48,781)	(142,193)[1,3,6]
Komline-Sanderson Group, Inc.	First Lien Term Loan	11.60%	SOFR	600	3/17/2026	USD	1,882,536	1,870,876	1,825,430	[1,2,3]
KPSKY Acquisition, Inc.	First Lien Term Loan	10.66%	SOFR	525	10/19/2028	USD	12,884,515	12,693,888	12,805,754	[1,2,3]
KPSKY Acquisition, Inc.	Delayed Draw	10.68%	SOFR	525	10/19/2028	USD	4,963,991	4,865,114	4,963,991	[1,2,3]
KPSKY Acquisition, Inc.	Delayed Draw	10.65%	SOFR	525	10/19/2028	USD	56,476,508	1,050,716	1,767,688	[1,2,3,7]
Lav Gear Holdings, Inc.	First Lien Term Loan	11.72%	SOFR	625	10/31/2024	USD	5,294,181	5,195,143	5,294,181	[1,2,3]
Lav Gear Holdings, Inc.	First Lien Term Loan	11.70%	SOFR	625	10/31/2024	USD	232,100	230,891	232,100	[1,2,3]
Lav Gear Holdings, Inc.	Delayed Draw	11.72%	SOFR	625	10/31/2024	USD	14,887,500	14,403,656	14,887,500	[1,2,3]
Lav Gear Holdings, Inc.	Delayed Draw	11.70%	SOFR	625	10/31/2024	USD	6,947,500	6,721,728	6,947,500	[1,2,3]
Lereta, LLC	First Lien Term Loan	10.69%	SOFR	525	7/30/2028	USD	18,083,750	17,902,913	18,083,750	[1,2,3]
Liberty Purchaser, LLC	Delayed Draw	11.94%	SOFR	650	11/22/2029	USD	1,404	1,404	1,375	[1,2,3]
Liberty Purchaser, LLC	Revolver	11.94%	SOFR	650	11/22/2028	USD	133,183	12,786	10,122	[1,2,3,7]
Liberty Purchaser, LLC	First Lien Term Loan	11.94%	SOFR	650	11/22/2029	USD	5,691	5,543	5,577	[1,2,3]
Lightbeam Bidco, Inc.	Delayed Draw	11.56%	SOFR	625	5/4/2030	USD	1,165,530	1,142,219	1,165,530	[1,2,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Lightbeam Bidco, Inc.	Revolver	11.56%	SOFR	625	5/4/2029	USD	934,761	$124,635	$124,635	[1,2,3,4,7]
Lightbeam Bidco, Inc.	First Lien Term Loan	11.56%	SOFR	625	5/4/2030	USD	7,692,496	7,551,066	7,692,496	[1,2,3,4]
Lightbeam Bidco, Inc.	Delayed Draw	10.81%	SOFR	550	5/4/2030	USD	7,122,221	2,917,618	2,921,815	[1,2,3,4,7]
Lightbeam Bidco, Inc.	First Lien Term Loan	10.81%	SOFR	550	5/4/2030	USD	1,489,635	1,475,319	1,476,056	[1,2,3,4]
Lithium Technologies, LLC	First Lien Term Loan	14.32% PIK	SOFR	900	1/3/2025	USD	9,326,374	9,326,374	8,937,982	[1,2,3,5]
LJ Avalon Holdings, LLC	First Lien Term Loan	11.67%	SOFR	625	2/1/2030	USD	11,080,065	10,784,081	10,772,039	[1,2,3]
LJ Avalon Holdings, LLC	Delayed Draw	11.71%	SOFR	625	2/1/2030	USD	2,583,681	939,104	939,719	[1,2,3,7]
LJ Avalon Holdings, LLC	Revolver	0.50%			2/1/2029	USD	1,034,483	(27,143)	(27,336)[1,3,6]
LSF12 Donnelly Bidco, LLC	First Lien Term Loan	11.83%	SOFR	650	10/2/2029	USD	903,533	882,215	883,080	[1,2,3]
Magneto Components Buyco, LLC	Delayed Draw	1.00%			12/5/2030	USD	3,636,364	(89,009)	(83,368)[1,3,6]
Magneto Components Buyco, LLC	Revolver	0.50%			12/5/2029	USD	3,030,303	(72,013)	(69,473)[1,3,6]
Magneto Components Buyco, LLC	First Lien Term Loan	11.33%	SOFR	600	12/5/2030	USD	18,333,333	17,887,810	17,913,020	[1,2,3]
Marcone Yellowstone Buyer, Inc.	Delayed Draw	11.70%	ARR CSA	625	6/23/2028	USD	6,931,857	6,857,583	6,799,289	[1,2,3]
Marcone Yellowstone Buyer, Inc.	First Lien Term Loan	11.70%	ARR CSA	625	6/23/2028	USD	21,530,303	21,315,000	21,118,548	[1,2,3]
McKissock Investment Holdings, LLC	First Lien Term Loan	10.38%	SOFR	500	3/10/2029	USD	25,000,000	24,416,307	25,114,875	[1,2]
MEI Buyer, LLC	Delayed Draw	1.00%			6/29/2029	USD	2,079,379	(31,191)	(13,752)[1,3,4,6]
MEI Buyer, LLC	Revolver	0.50%			6/29/2029	USD	2,287,317	—	(15,127)[1,3,4,6]
MEI Buyer, LLC	First Lien Term Loan	11.83%	SOFR	650	6/29/2029	USD	13,130,279	12,768,217	13,043,445	[1,2,3,4]
MEI Buyer, LLC	First Lien Term Loan	10.58%	SOFR	525	6/29/2029	USD	1,725,885	1,692,126	1,692,985	[1,2,3,4]
Modigent, LLC	Delayed Draw	11.39%	SOFR	650	8/23/2028	USD	3,632,656	1,093,543	1,113,517	[1,2,3,4,7]
Modigent, LLC	Revolver	13.50%	SOFR	650	8/23/2027	USD	155,530	71,285	71,519	[1,2,3,4,7]
Monarch Landscape Holdings, LLC	Delayed Draw	11.05%	SOFR	575	3/31/2028	USD	3,252,271	3,219,749	3,247,039	[1,2,3,4]
Monarch Landscape Holdings, LLC	First Lien Term Loan	11.05%	SOFR	575	3/31/2028	USD	4,198,845	4,124,467	4,192,090	[1,2,3,4]
Motion & Control Enterprises LLC	Revolver	0.50%			6/1/2028	USD	1,410,566	—	(12,858)[1,3,4,6]
Motion & Control Enterprises LLC	Delayed Draw	10.99%	SOFR	550	6/1/2028	USD	1,632,613	1,583,514	1,617,731	[1,2,3,4]
Motion & Control Enterprises LLC	First Lien Term Loan	10.99%	SOFR	550	6/1/2028	USD	31,790,449	31,054,097	31,500,662	[1,2,3,4]
My Buyer, LLC	Delayed Draw	1.00%			1/26/2026	USD	564,000	(10,952)	(11,280)[1,3,6]
My Buyer, LLC	Revolver	0.50%			1/26/2030	USD	423,750	(8,225)	(8,475)[1,3,6]
My Buyer, LLC	First Lien Term Loan	11.07%	SOFR	575	1/26/2030	USD	1,425,200	1,397,288	1,396,696	[1,2,3]
NFM & J, LP	Revolver	13.25%	PRIME	475	11/30/2027	USD	2,226,563	295,122	299,848	[1,2,3,7]
NFM & J, LP	First Lien Term Loan	11.15%	SOFR	575	11/30/2027	USD	10,019,531	9,926,350	9,949,413	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
NFM & J, LP	Delayed Draw	11.18%	SOFR	575	11/30/2027	USD	5,566,406	$129,915	$146,592	[1,2,3,7]
North Star Acquisitionco LLC	Delayed Draw	1.00%			5/3/2029	USD	1,831,999	(36,640)	—	[1,3,4,6]
North Star Acquisitionco LLC	Revolver	0.50%			5/3/2029	USD	2,198,398	(43,968)	—	[1,3,4,6]
North Star Acquisitionco LLC	First Lien Term Loan	11.05%	SOFR	575	5/3/2029	USD	20,000,844	19,643,177	20,000,844	[1,2,3,4]
Northstar Recycling, Inc.	Revolver	0.50%			10/1/2027	USD	2,000,000	—	(26,238)[1,3,6]
Northstar Recycling, Inc.	First Lien Term Loan	10.11%	SOFR	465	10/1/2027	USD	11,112,250	10,705,548	10,966,467	[1,2,3]
P20 Parent, Inc.	First Lien Term Loan	12.81%	SOFR	750	7/12/2028	USD	34,562,500	34,014,323	34,029,507	[1,2,3]
PAG Holding Corporation	Delayed Draw	1.00%			12/26/2029	USD	6,969,377	(136,408)	(132,148)[1,3,6]
PAG Holding Corporation	Revolver	0.50%			12/26/2029	USD	1,900,739	(36,374)	(36,040)[1,3,6]
PAG Holding Corporation	First Lien Term Loan	11.06%	SOFR	575	12/26/2029	USD	21,129,884	20,720,178	20,729,237	[1,2,3]
Paint Intermediate III, LLC	Revolver	11.17%	SOFR	575	10/7/2027	USD	731,636	717,831	717,167	[1,2,3,4]
Paint Intermediate III, LLC	Revolver	0.50%			10/7/2027	USD	1,219,393	(91,523)	(100,497)[1,3,7]
Paint Intermediate III, LLC	First Lien Term Loan	11.17%	SOFR	575	10/6/2028	USD	12,859,948	12,611,015	12,605,620	[1,2,3,4]
Panda Acquisition LLC	First Lien Term Loan	11.66%	SOFR	625	10/18/2028	USD	15,600,000	12,980,354	13,200,023	[1,2,3]
PCX Holding Corp.	Revolver	11.71%	SOFR	625	4/22/2027	USD	625,000	416,667	388,124	[1,2,3,7]
PCX Holding Corp.	Delayed Draw	11.74%	SOFR	625	4/22/2027	USD	3,078,477	3,001,519	2,937,887	[1,2,3]
PCX Holding Corp.	Delayed Draw	11.71%	SOFR	625	4/22/2027	USD	5,372,333	5,232,715	5,126,985	[1,2,3]
PCX Holding Corp.	First Lien Term Loan	11.71%	SOFR	625	4/22/2027	USD	8,340,611	8,177,972	7,959,706	[1,2,3]
Pele Buyer LLC	First Lien Term Loan	10.94%, 0.50% PIK	SOFR	550	6/18/2026	USD	9,593,523	9,574,066	9,246,817	[1,2,3,5]
People Corporation	Delayed Draw	11.33%	CDOR	600	2/18/2028	CAD	5,119,573	566,873	609,098	[1,2,3,4,7,8]
Polycorp Ltd.	Delayed Draw	1.00%			1/24/2026	USD	5,340,000	(66,572)	(85,216)[1,3,6]
Polycorp Ltd.	First Lien Term Loan	11.09%	SOFR	575	1/24/2030	USD	6,534,000	6,451,837	6,429,730	[1,2,3]
Polycorp Ltd.	Revolver	11.08%	SOFR	575	1/24/2030	USD	1,337,500	197,315	192,656	[1,2,3,7]
Polyphase Elevator Holding Company	Delayed Draw	11.40%, 5.00% PIK	SOFR	100	6/23/2027	USD	3,338,318	3,318,009	1,986,299	[1,2,3,5]
Polyphase Elevator Holding Company	First Lien Term Loan	11.40%, 5.00% PIK	SOFR	100	6/23/2027	USD	9,774,436	9,670,565	5,815,789	[1,2,3,5]
Power Grid Holdings, Inc.	First Lien Term Loan	10.09%	SOFR	475	11/30/2030	USD	32,800,000	32,165,265	32,418,938	[1,2,3]
Power Grid Holdings, Inc.	Revolver	10.08%	SOFR	475	11/30/2030	USD	7,700,000	238,116	295,543	[1,2,3,7]
Power Grid Holdings, Inc.	Revolver	10.08%	SOFR	475	12/2/2030	USD	3,449,535	19,882	46,163	[1,2,3,4,7]
Power Grid Holdings, Inc.	First Lien Term Loan	10.09%	SOFR	475	12/2/2030	USD	15,867,860	15,559,062	15,683,511	[1,2,3,4]
Powerhouse Intermediate, LLC	Revolver	11.82%	SOFR	625	1/12/2027	USD	671,536	158,454	158,357	[1,2,3,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Powerhouse Intermediate, LLC	First Lien Term Loan	11.82%	SOFR	625	1/12/2027	USD	2,012,330	$1,996,310	$1,996,051	[1,2,3]
Pregis TopCo LLC	Second Lien Term Loan	13.18%	SOFR	775	8/1/2029	USD	5,000,000	4,938,063	5,000,000	[1,2,3]
Prime Buyer, LLC	Revolver	0.50%			12/22/2026	USD	3,856,132	—	(29,747)[1,3,6]
Prime Buyer, LLC	First Lien Term Loan	10.68%	SOFR	525	12/22/2026	USD	22,997,640	22,534,918	22,776,326	[1,2,3]
Process Insights	Delayed Draw	1.00%			7/18/2029	USD	1,620,679	(20,258)	(10,718)[1,3,4,6]
Process Insights	Revolver	11.57%	SOFR	625	7/18/2029	USD	1,620,679	202,585	232,384	[1,2,3,4,7]
Process Insights	First Lien Term Loan	11.57%	SOFR	625	7/18/2029	USD	9,214,776	9,002,178	9,153,836	[1,2,3,4]
PSC Group, LLC	Delayed Draw	11.46%	SOFR	600	7/23/2025	USD	2,226,692	2,208,261	2,208,144	[1,2,3,4]
PT Intermediate Holdings III, LLC	Delayed Draw	11.43%	SOFR	598	11/1/2028	USD	22,045,533	21,825,077	21,858,026	[1,2,3]
PT Intermediate Holdings III, LLC	Delayed Draw	1.00%			11/1/2028	USD	1,250,250	—	(1,511)[1,3,6]
PT Intermediate Holdings III, LLC	First Lien Term Loan	11.80%	SOFR	650	11/1/2028	USD	3,723,861	3,680,172	3,694,016	[1,2,3]
PT Intermediate Holdings III, LLC	First Lien Term Loan	11.43%	SOFR	598	11/1/2028	USD	23,959,108	23,841,214	23,755,326	[1,2,3]
Pye-Barker Fire & Safety	Delayed Draw	11.20%	SOFR	575	11/26/2027	USD	6,487,481	218,255	236,688	[1,2,3,4,7]
R1 Holdings LLC	Delayed Draw	11.56%	SOFR	625	12/29/2028	USD	3,498,794	1,178,788	1,238,862	[1,2,3,7]
R1 Holdings LLC	Revolver	11.56%	SOFR	625	12/29/2028	USD	2,714,932	143,379	156,714	[1,2,3,7]
R1 Holdings LLC	First Lien Term Loan	11.56%	SOFR	625	12/29/2028	USD	13,640,000	13,292,053	13,597,578	[1,2,3]
Radwell Parent, LLC	Delayed Draw	1.00%			4/1/2029	USD	4,430,729	—	(77,196)[1,2,3,6]
Radwell Parent, LLC	Revolver	12.05%	SOFR	550	3/30/2029	USD	2,921,300	584,260	613,473	[1,2,3,7]
Radwell Parent, LLC	First Lien Term Loan	11.93%	SOFR	550	4/1/2029	USD	56,825,246	56,169,731	55,835,184	[1,2,3]
Radwell Parent, LLC	Revolver	12.14%	SOFR	550	3/30/2029	USD	348,830	69,766	73,254	[1,2,3,7]
Radwell Parent, LLC	First Lien Term Loan	12.05%	SOFR	550	4/1/2029	USD	4,617,108	4,498,908	4,663,279	[1,2,3]
RCS Industrials	Revolver	0.50%			1/31/2025	USD	285,714	—	(1,890)[1,3,4,6]
RCS Industrials	First Lien Term Loan	10.95%	SOFR	550	1/31/2025	USD	1,357,609	1,347,527	1,348,631	[1,2,3,4]
Renovation Systems, LLC	Revolver	0.50%	PRIME		1/23/2028	USD	192,044	(3,325)	(4,297)[1,3,6]
Renovation Systems, LLC	First Lien Term Loan	11.45%	SOFR	600	1/23/2028	USD	3,244,760	3,188,094	3,172,154	[1,2,3]
Renovation Systems, LLC	Delayed Draw	11.33%	SOFR	600	1/12/2026	USD	719,504	347,334	343,652	[1,2,3,7]
Rocket Bidco Limited	Delayed Draw	10.44%	SONIA	525	9/15/2027	GBP	13,639,922	17,411,526	17,215,602	[1,2,3,4,8]
RPM Intermediate Holdings, Inc.	Delayed Draw	11.69%	SOFR	625	9/11/2028	USD	2,678,571	1,328,069	1,343,426	[1,2,3,7]
RPM Intermediate Holdings, Inc.	First Lien Term Loan	11.82%	SOFR	625	9/11/2028	USD	9,796,875	9,549,344	9,648,738	[1,2,3]
RQM Buyer, Inc.	Delayed Draw	11.31%	SOFR	575	8/12/2026	USD	4,628,906	4,628,906	4,609,456	[1,2,3]
RQM Buyer, Inc.	First Lien Term Loan	11.31%	SOFR	575	8/12/2026	USD	28,486,845	28,285,198	28,365,776	[1,2,3]
Safety Products Holdings, LLC	First Lien Term Loan	11.49%	SOFR	600	12/15/2026	USD	9,876,364	9,725,842	9,667,713	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
SEI Holding I Corporation	Delayed Draw	12.06%	SOFR	675	3/24/2028	USD	2,325,909	$2,256,219	$2,318,675	[1,2,3]
SEI Holding I Corporation	Revolver	14.25%	SOFR	575	3/24/2028	USD	1,439,535	479,845	475,368	[1,2,3,7]
SEI Holding I Corporation	First Lien Term Loan	12.06%	SOFR	675	3/24/2028	USD	16,065,627	15,656,897	16,015,661	[1,2,3]
SEI Holding I Corporation	Delayed Draw	12.08%	SOFR	625	3/27/2028	USD	6,586,667	1,749,013	1,749,258	[1,2,3,7]
Seko Global Logistics Network, LLC	Revolver	10.48%	SOFR	500	12/30/2026	USD	64,717	35,131	33,245	[1,2,3,7]
Seko Worldwide, LLC	First Lien Term Loan	8.90%	EURIBOR	500	12/30/2026	EUR	10,437,864	11,589,862	10,932,974	[1,2,3,8]
Seko Worldwide, LLC	First Lien Term Loan	10.46%	SOFR	500	12/30/2026	USD	9,847,716	9,703,994	9,560,818	[1,2,3]
SHD Shaw Holdings, LLC	Delayed Draw	1.00%			10/30/2029	USD	1,027,012	(10,270)	—	[1,3,6]
SHD Shaw Holdings, LLC	First Lien Term Loan	11.46%	SOFR	600	10/30/2029	USD	8,626,904	8,454,366	8,540,635	[1,2,3]
Shermco Intermediate Holdings, Inc.	Delayed Draw	10.58%	SOFR	525	6/5/2026	USD	776,034	83,819	85,692	[1,2,3,4,7]
Shermco Intermediate Holdings, Inc.	First Lien Term Loan	10.58%	SOFR	525	6/5/2026	USD	1,405,691	1,376,832	1,374,017	[1,2,3,4]
Sonny’s Enterprises, LLC	Revolver	0.50%			8/5/2027	USD	640,244	—	(12,131)[1,3,6]
Sonny’s Enterprises, LLC	First Lien Term Loan	12.22%	SOFR	675	8/5/2028	USD	6,631,058	6,494,933	6,534,359	[1,2,3]
Sonny’s Enterprises, LLC	Delayed Draw	12.20%	SOFR	675	8/5/2028	USD	741,678	453,659	451,837	[1,2,3,7]
Sonny’s Enterprises, LLC	First Lien Term Loan	12.22%	SOFR	675	8/5/2028	USD	3,394,373	3,349,649	3,344,873	[1,2,3]
Sonny’s Enterprises, LLC	Revolver	0.50%			8/5/2027	USD	642,787	—	(12,179)[1,3,6]
Spartronics LLC	Revolver	11.68%	SOFR	625	12/31/2025	USD	4,007,350	3,412,445	3,409,694	[1,2,3,7]
Spartronics LLC	First Lien Term Loan	11.68%	SOFR	625	12/31/2025	USD	9,268,149	9,198,638	9,261,587	[1,2,3]
Standard Elevator Systems	First Lien Term Loan	11.25%	SOFR	575	12/2/2027	USD	9,800,000	9,662,399	8,719,984	[1,2,3]
Stats Intermediate Holdings, LLC	First Lien Term Loan	10.83%	SOFR	525	7/10/2026	USD	3,738,101	3,674,782	3,705,392	[1,2]
SurfacePrep Buyer, LLC	Delayed Draw	1.00%			2/2/2030	USD	6,480,000	(84,586)	(124,720)[1,3,6]
SurfacePrep Buyer, LLC	Revolver	10.33%	SOFR	500	2/2/2030	USD	6,480,000	686,955	685,280	[1,2,3,7]
SurfacePrep Buyer, LLC	First Lien Term Loan	10.32%	SOFR	500	2/2/2030	USD	34,344,000	33,687,892	33,682,986	[1,2,3]
SurfacePrep Buyer, LLC	Delayed Draw	1.00%			2/4/2030	USD	4,440,323	(87,915)	(85,462)[1,3,4,6]
SurfacePrep Buyer, LLC	Revolver	10.33%	SOFR	500	2/4/2030	USD	4,440,323	467,970	469,578	[1,2,3,4,7]
SurfacePrep Buyer, LLC	First Lien Term Loan	10.32%	SOFR	500	2/4/2030	USD	23,533,710	23,070,012	23,080,760	[1,2,3,4]
System Planning and Analysis, Inc.	First Lien Term Loan	11.08%	SOFR	575	8/16/2027	USD	14,998,566	14,462,999	14,893,797	[1,2,3]
Tank Holding Corp.	Revolver	11.18%	SOFR	575	3/31/2028	USD	1,780,415	593,472	539,820	[1,2,3,7]
Tank Holding Corp.	First Lien Term Loan	11.18%	SOFR	575	3/31/2028	USD	62,271,291	61,337,889	60,394,791	[1,2,3]
TecoStar Holdings, Inc.	First Lien Term Loan	13.80%, 4.50% PIK	SOFR	400	7/7/2029	USD	20,684,294	20,219,007	20,230,917	[1,2,3,5]
Texas Hydraulics, Inc.	First Lien Term Loan	11.93%	SOFR	650	12/22/2026	USD	13,417,191	13,212,410	13,148,847	[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
The Arcticom Group, LLC	Revolver	11.68%	SOFR	625	12/22/2027	USD	2,000,000	$1,262,831	$1,219,183	[1,2,3,7]
The Arcticom Group, LLC	Delayed Draw	12.33%	SOFR	675	12/22/2027	USD	8,932,500	8,604,081	8,868,957	[1,2,3]
The Arcticom Group, LLC	Delayed Draw	11.57%	SOFR	625	12/22/2027	USD	832,778	728,797	731,213	[1,2,3,7]
The Arcticom Group, LLC	First Lien Term Loan	11.80%	SOFR	625	12/22/2027	USD	3,197,993	3,126,481	3,128,159	[1,2,3]
The Pasha Group	First Lien Term Loan	12.71%	SOFR	725	7/19/2026	USD	16,362,575	16,035,324	16,035,323	[1,2,3]
The Vertex Companies, Inc.	First Lien Term Loan	11.43%	SOFR	600	8/31/2027	USD	9,538,044	9,394,973	9,355,634	[1,2,3]
The Vertex Companies, Inc.	Delayed Draw	11.43%	SOFR	600	8/31/2027	USD	3,868,162	3,810,202	3,794,186	[1,2,3]
The Vertex Companies, Inc.	Revolver	11.43%	SOFR	600	8/31/2027	USD	1,304,348	565,643	558,751	[1,2,3,7]
The Vertex Companies, Inc.	First Lien Term Loan	10.93%	SOFR	550	8/31/2027	USD	817,934	801,775	801,576	[1,2,3]
Time Manufacturing Acquisition, LLC	Revolver	11.99%	SOFR	650	12/1/2027	USD	3,013,699	2,873,161	2,730,357	[1,2,3,7]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	10.45%	EURIBOR	650	12/1/2027	EUR	11,563,053	13,136,492	11,869,148	[1,2,3,8]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	11.99%	SOFR	650	12/1/2027	USD	20,575,223	20,451,528	19,576,022	[1,2,3]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	10.23%	SOFR	475	12/15/2028	USD	23,403,846	23,347,732	23,291,235	[1,2,3]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	10.45%	SOFR	500	12/15/2028	USD	14,962,500	14,530,745	14,527,196	[1,2,3]
Titan Group Holdco, LLC	Delayed Draw	10.20%	SOFR	475	8/12/2027	USD	4,938,303	4,864,229	4,856,218	[1,2,3]
Titan Group Holdco, LLC	Delayed Draw	10.20%	SOFR	475	8/12/2027	USD	508,546	508,546	500,093	[1,2,3]
Titan Group Holdco, LLC	Revolver	14.25%	PRIME	375	8/12/2027	USD	2,500,000	1,749,999	1,708,444	[1,2,3,7]
Titan Group Holdco, LLC	First Lien Term Loan	10.20%	SOFR	475	8/12/2027	USD	8,553,125	8,467,594	8,410,953	[1,2,3]
TMC Buyer, Inc.	First Lien Term Loan	11.23%	SOFR	600	6/30/2028	USD	3,634,673	3,607,541	3,607,413	[1,2,3]
TMC Buyer, Inc.	First Lien Term Loan	11.31%	SOFR	600	6/30/2028	USD	252,702	250,816	250,807	[1,2,3]
TPC Wire & Cable Corp.	First Lien Term Loan	10.93%	SOFR	550	2/16/2027	USD	653,373	639,666	653,373	[1,2,3,4]
Truck-Lite Co., LLC	Delayed Draw	11.69%	SOFR	625	12/14/2026	USD	1,846	1,810	1,809	[1,2,3]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2031	USD	8,908,270	(186,818)	(178,165)[1,3,4,6]
Truck-Lite Co., LLC	Revolver	11.06%	SOFR	575	2/13/2030	USD	799,999	8,993	10,667	[1,2,3,4,7]
Truck-Lite Co., LLC	First Lien Term Loan	11.06%	SOFR	575	2/13/2031	USD	76,131,797	74,523,155	74,609,161	[1,2,3,4]
Truck-Lite Co., LLC	Revolver	11.06%	SOFR	575	2/13/2030	USD	10,502,852	(99,736)	(123,072)[1,2,3,7]
Truck-Lite Co., LLC	Revolver	11.09%	SOFR	575	2/13/2030	USD	114,272	111,709	111,986	[1,2,3,4]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2030	USD	4,655,527	(65,455)	(89,721)[1,3,6]
Truck-Lite Co., LLC	Revolver	11.07%	SOFR	575	2/13/2030	USD	177,778	175,138	174,222	[1,2,3]
Truck-Lite Co., LLC	First Lien Term Loan	11.06%	SOFR	575	2/13/2030	USD	43,063,622	42,454,607	42,171,001	[1,2,3]
Truckpro, Inc.	First Lien Term Loan	12.94%	SOFR	775	8/16/2028	USD	3,526,630	3,462,737	3,462,025	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Trystar, Inc.	First Lien Term Loan	10.68%	SOFR	550	9/28/2027	USD	7,744,847	$7,744,847	$7,682,001	[1,2,3]
Ubeo, LLC	Revolver	0.50%			4/3/2026	USD	2,319,369	—	(27,420)	[1,3,6]
Ubeo, LLC	First Lien Term Loan	10.99%	SOFR	550	4/3/2026	USD	22,623,929	22,352,722	22,356,466	[1,2,3]
USRP Holdings, Inc.	Revolver	0.50%			7/23/2027	USD	3,790,774	(37,908)	—	[1,3,6]
USRP Holdings, Inc.	First Lien Term Loan	11.18%	SOFR	575	7/23/2027	USD	23,028,488	22,489,047	22,222,491	[1,2,3]
USRP Holdings, Inc.	Delayed Draw	11.18%	SOFR	575	7/23/2027	USD	19,987,000	4,695,789	4,487,455	[1,2,3,7]
Utac Ceram	First Lien Term Loan	10.55% PIK	EURIBOR	675	9/29/2027	EUR	1,300,000	1,570,053	1,320,955	[1,2,3,5,8]
Vessco Midco Holdings, LLC	Delayed Draw	10.73%	SOFR	525	11/2/2026	USD	4,648,144	488,553	576,305	[1,2,3,4,7]
VSG Acquisition Corp.	Delayed Draw	11.06%	SOFR	550	4/11/2028	USD	8,137,704	2,334,975	2,345,206	[1,2,3,4,7]
VSG Acquisition Corp.	Revolver	11.06%	SOFR	550	4/11/2028	USD	2,333,333	612,500	580,721	[1,2,3,4,7]
VSG Acquisition Corp.	First Lien Term Loan	11.06%	SOFR	550	4/11/2028	USD	17,237,500	17,043,832	17,002,733	[1,2,3,4]
VSTG Acquisition Corp.	First Lien Term Loan	10.05%	SOFR	475	7/13/2029	USD	29,625,000	28,835,604	29,662,031	[1,2]
Walter Surface Technologies Inc.	First Lien Term Loan	10.65%	SOFR	525	3/31/2027	USD	6,951,367	6,852,529	6,848,656	[1,2,3,4]
Walter Surface Technologies Inc.	First Lien Term Loan	10.55%	CDOR	525	3/31/2027	CAD	6,466,961	4,724,326	4,703,535	[1,2,3,4,8]
Walter Surface Technologies Inc.	Delayed Draw	10.57%	SOFR	525	3/31/2027	USD	5,949,493	2,095,276	2,093,574	[1,2,3,4,7]
Wildcat BuyerCo, Inc.	Delayed Draw	11.06%	SOFR	575	2/27/2027	USD	1,978,274	1,950,583	1,961,033	[1,2,3,4]
Wildcat BuyerCo, Inc.	First Lien Term Loan	11.06%	SOFR	575	2/27/2027	USD	18,150,187	17,838,663	17,992,006	[1,2,3,4]
Wildcat BuyerCo, Inc.	Delayed Draw	1.00%			2/27/2027	USD	5,126,817	(96,980)	(44,681)[1,3,6]
WP CPP Holdings, LLC	First Lien Term Loan	12.84%, 4.13% PIK	SOFR	338	12/1/2029	USD	7,910,293	7,721,661	7,736,442	[1,2,3,5]
WP CPP Holdings, LLC	First Lien Term Loan	12.84%	SOFR	750	11/24/2028	USD	7,890,782	7,700,799	7,717,360	[1,2,3]
Zeus Company LLC	Delayed Draw	1.00%			2/28/2031	USD	888,016	(13,238)	(12,958)[1,3,6]
Zeus Company LLC	First Lien Term Loan	10.81%	SOFR	550	2/28/2031	USD	16,829,846	16,669,201	16,674,736	[1,2,3]
Zone Climate Service	Delayed Draw	1.00%			3/9/2028	USD	5,322,651	1,125,722	1,206,955	[1,3,4,7]
Zone Climate Service	Revolver	13.00%	PRIME	450	3/9/2028	USD	1,064,530	352,806	368,316	[1,2,3,4,7]
								2,808,433,824	2,801,074,423

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials — 2.4%
ADG Acquisition, LLC	First Lien Term Loan	13.54%	SOFR	800	4/11/2028	USD	7,312,500	$7,192,460	$7,281,457	[1,2,3]
ADG Acquisition, LLC	Delayed Draw	13.54%	SOFR	800	4/11/2028	USD	157,959	157,295	157,289	[1,2,3]
ADG Acquisition, LLC	First Lien Term Loan	13.42%	SOFR	800	4/11/2028	USD	7,060,791	7,031,067	7,030,816	[1,2,3]
Alpine Acquisition Corp.	Revolver	11.43%	SOFR	600	11/30/2026	USD	475,868	333,107	309,718	[1,2,3,7]
Alpine Acquisition Corp.	First Lien Term Loan	11.43%	SOFR	600	11/30/2026	USD	52,720,367	52,177,562	50,129,095	[1,2,3]
ASP Unifrax Holdings, Inc.	First Lien Term Loan	9.20%	SOFR	375	12/14/2025	USD	73,643,410	72,029,273	71,055,212	[1,2]
Atlas Intermediate III, LLC	First Lien Term Loan	13.56%, 4.00% PIK	SOFR	425	10/31/2029	USD	5,147,135	5,025,417	5,035,789	[1,2,3,5]
Berlin Packaging LLC	Second Lien Term Loan	11.08%	EURIBOR	725	12/28/2029	USD	16,370,764	17,866,426	16,917,448	[1,2,3]
CFS Brands, LLC	Delayed Draw	1.00%			10/2/2030	USD	1,626,016	(16,260)	(14,822)[1,3,4,6]
CFS Brands, LLC	Revolver	0.50%			10/2/2029	USD	2,439,024	(48,780)	(22,233)[1,3,4,6]
CFS Brands, LLC	First Lien Term Loan	11.33%	SOFR	600	10/2/2030	USD	15,895,122	15,590,074	15,750,230	[1,2,3,4]
Cold Chain Technologies, LLC	First Lien Term Loan	11.15%	SOFR	575	8/2/2025	USD	4,975,000	4,898,928	4,975,000	[1,2,3,4]
ENS Holdings III Corp.	First Lien Term Loan	10.15%	SOFR	475	12/31/2025	USD	5,602,644	5,574,631	5,509,516	[1,2,3,4]
Formerra	Delayed Draw	12.69%	SOFR	725	11/1/2028	USD	235,603	233,411	233,389	[1,2,3]
Formerra	First Lien Term Loan	12.71%	SOFR	725	11/1/2028	USD	5,856,634	5,802,156	5,801,606	[1,2,3]
HASA Acquisition, LLC	First Lien Term Loan	11.23%	SOFR	575	1/10/2029	USD	1,907,918	1,870,251	1,870,651	[1,2,3,4]
Indigo Buyer, Inc.	Delayed Draw	11.72%	SOFR	625	5/23/2028	USD	4,950,000	4,851,000	4,869,206	[1,2,3,4]
Indigo Buyer, Inc.	Revolver	11.73%	SOFR	625	5/23/2028	USD	2,000,000	1,160,000	1,167,356	[1,2,3,4,7]
Indigo Buyer, Inc.	First Lien Term Loan	11.73%	SOFR	625	5/23/2028	USD	12,805,000	12,607,961	12,595,998	[1,2,3,4]
Kensing, LLC	First Lien Term Loan	12.72%	SOFR	725	5/31/2028	USD	4,595,715	4,481,554	4,574,058	[1,2,3]
Kensing, LLC	First Lien Term Loan	12.72%	SOFR	725	11/24/2028	USD	4,586,427	4,564,997	4,564,814	[1,2,3]
Meyer Laboratory, LLC	Delayed Draw	1.00%			2/28/2030	USD	452,419	(8,983)	(8,855)[1,3,4,6]
Meyer Laboratory, LLC	Revolver	0.50%			2/28/2030	USD	383,927	(7,568)	(7,515)[1,3,4,6]
Meyer Laboratory, LLC	First Lien Term Loan	10.83%	SOFR	550	2/28/2030	USD	1,341,621	1,315,063	1,315,361	[1,2,3,4]
Nelipak Holding Company	Delayed Draw	1.00%			3/26/2031	USD	900,504	—	—	[1,3,6]
Nelipak Holding Company	Revolver	0.50%			3/26/2031	USD	242,059	—	—	[1,3,6]
Nelipak Holding Company	First Lien Term Loan	9.40%	EURIBOR	550	3/26/2031	USD	2,338,621	2,338,621	2,338,621	[1,2,3]
Nelipak Holding Company	Delayed Draw	1.00%			3/26/2031	USD	468,825	—	—	[1,3,6]
Nelipak Holding Company	Revolver	10.81%	SOFR	550	3/26/2031	USD	119,272	119,272	119,272	[1,2,3]
Nelipak Holding Company	Revolver	0.50%			3/26/2031	USD	278,301	—	—	[1,3,6]
Nelipak Holding Company	First Lien Term Loan	10.81%	SOFR	550	3/26/2031	USD	1,217,546	1,217,546	1,217,546	[1,2,3]
New ILC Dover, Inc.	Revolver	12.25%	PRIME	425	2/2/2026	USD	1,265,038	939,291	909,400	[1,2,3,4,7]
New ILC Dover, Inc.	First Lien Term Loan	11.08%	SOFR	575	2/2/2026	USD	712,296	699,687	702,239	[1,2,3,4]
New ILC Dover, Inc.	Delayed Draw	11.08%	SOFR	575	2/2/2026	USD	357,041	350,395	351,999	[1,2,3,4]
Oliver Packaging, LLC	Revolver	10.46%	SOFR	500	7/6/2028	USD	1,269,841	866,667	888,889	[1,2,3,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials (Continued)
Oliver Packaging, LLC	First Lien Term Loan	10.45%	SOFR	500	7/6/2028	USD	8,621,032	$8,503,516	$8,621,032	[1,2,3]
Olympic Buyer, Inc.	Revolver	9.68%	SOFR	435	6/30/2026	USD	2,352,941	588,235	556,660	[1,2,3,7]
Olympic Buyer, Inc.	First Lien Term Loan	9.68%	SOFR	435	6/30/2028	USD	25,968,165	25,602,808	25,619,689	[1,2,3]
Optimum Group	First Lien Term Loan	9.55%	EURIBOR	565	6/16/2028	EUR	12,701,000	14,242,675	13,015,447	[1,2,3,8]
Oscar AcquisitionCo, LLC	First Lien Term Loan	9.90%	SOFR	450	4/29/2029	USD	19,750,000	19,197,151	19,824,161	[1,2]
Rohrer Corporation	First Lien Term Loan	10.48%	SOFR	500	3/15/2027	USD	11,787,476	11,691,866	11,621,037	[1,2,3,4]
Santa Cruz Holdco, Inc.	First Lien Term Loan	12.16%	SOFR	675	12/13/2025	USD	5,473,873	5,425,011	5,496,884	[1,2,3]
SintecMedia NYC, Inc.	Revolver	12.33%	SOFR	700	6/21/2029	USD	2,118,644	1,292,373	1,277,145	[1,2,3,7]
SintecMedia NYC, Inc.	First Lien Term Loan	12.33%	SOFR	700	6/21/2029	USD	22,824,153	22,199,894	21,996,495	[1,2,3]
Sunland Asphalt & Construction, LLC	Delayed Draw	1.00%			6/16/2028	USD	4,453,125	(77,408)	(9,393)[1,3,6]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	11.93%	SOFR	650	6/16/2028	USD	10,567,235	10,288,558	10,544,946	[1,2,3]
SureWerx Purchaser III, Inc.	First Lien Term Loan	12.05%	SOFR	675	12/28/2029	USD	9,056,563	8,817,027	9,056,563	[1,2,3]
SureWerx Purchaser III, Inc.	Revolver	12.08%	SOFR	675	12/28/2028	USD	1,000,000	425,000	425,000	[1,2,3,7]
SureWerx Purchaser III, Inc.	Delayed Draw	1.00%			12/28/2029	USD	1,875,000	(37,500)	—	[1,3,6]
Tangent Technologies Acquisition, LLC	Second Lien Term Loan	14.44%	SOFR	875	5/30/2025	USD	2,500,000	2,500,000	2,456,131	[1,2,3]
Technimark Holdings, LLC	Second Lien Term Loan	12.19%	SOFR	675	7/9/2029	USD	15,000,000	14,726,365	14,413,711	[1,2,3]
Tilley Chemical Co., Inc.	Delayed Draw	11.45%	SOFR	600	12/31/2026	USD	5,240,000	5,187,600	5,203,249	[1,2,3]
Tilley Chemical Co., Inc.	Revolver	0.50%			12/31/2026	USD	2,555,556	—	(19,458)[1,3,6]
Tilley Chemical Co., Inc.	First Lien Term Loan	11.45%	SOFR	600	12/31/2026	USD	19,872,131	19,673,409	19,720,821	[1,2,3]
USALCO, LLC	First Lien Term Loan	11.56%	SOFR	600	10/19/2027	USD	25,434,579	25,171,891	25,325,322	[1,2,3]
V Global Holdings LLC	Revolver	11.18%	SOFR	575	12/22/2025	USD	13,733,274	8,456,805	7,747,434	[1,2,3,4,7]
Vanguard Packaging, LLC	Revolver	10.56%	SOFR	500	8/9/2026	USD	115,140	115,140	115,140	[1,2,3]
Vanguard Packaging, LLC	Revolver	10.56%	SOFR	500	8/9/2026	USD	38,380	38,380	38,380	[1,2,3]
Vanguard Packaging, LLC	Revolver	10.56%	SOFR	500	8/9/2026	USD	422,180	153,520	153,520	[1,2,3,7]
Vanguard Packaging, LLC	First Lien Term Loan	10.56%	SOFR	500	8/9/2026	USD	1,381,171	1,381,171	1,381,171	[1,2,3]
								436,776,008	432,199,637
Real Estate — 0.9%
Associations, Inc.	Delayed Draw	12.07%, 2.50% PIK	SOFR	400	7/2/2027	USD	29,555,129	29,057,467	28,755,693	[1,2,3,5]
Associations, Inc.	First Lien Term Loan	12.07%, 2.50% PIK	SOFR	400	7/2/2027	USD	22,021,534	21,810,862	21,801,319	[1,2,3,5]
Associations, Inc.	First Lien Term Loan	12.06%, 2.50% PIK	SOFR	400	7/2/2027	USD	8,051,111	7,979,492	7,970,600	[1,2,3,5]
CRS TH Holdings Corp	Delayed Draw	10.18%	SOFR	475	12/1/2027	USD	6,276,483	6,213,718	6,188,487	[1,2,3]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2028	USD	4,237,288	—	(59,407)[1,3,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Real Estate (Continued)
CRS TH Holdings Corp	First Lien Term Loan	10.18%	SOFR	475	12/1/2028	USD	14,118,644	$13,977,458	$13,920,702	[1,2,3]
Eagleview Technology	Second Lien Term Loan	12.95%	SOFR	750	8/14/2026	USD	3,659,574	3,598,855	3,596,458	[1,2,3]
MRI Software, LLC	Revolver	0.50%			2/10/2027	USD	7,284,839	(53,385)	(67,306)[1,3,4,6]
MRI Software, LLC	First Lien Term Loan	10.90%	SOFR	550	2/10/2027	USD	58,037,907	57,684,168	57,501,685	[1,2,3]
MRI Software, LLC	Delayed Draw	1.00%			2/10/2027	USD	12,454,045	(119,007)	(115,065)[1,3,4,6]
Royal Property Company	First Lien Term Loan	10.58%	SOFR	525	2/2/2029	USD	19,900,000	19,558,210	19,597,103	[1,2,3]
Sako and Partners Lower Holdings LLC	Delayed Draw	1.00%			9/15/2028	USD	3,549,655	(69,475)	(68,392)[1,3,4,6]
Sako and Partners Lower Holdings LLC	First Lien Term Loan	10.81%	SOFR	550	9/15/2028	USD	1,521,281	1,491,847	1,491,970	[1,2,3,4]
								161,130,210	160,513,847
Technology — 19.4%
1WS Intermediate, Inc.	Delayed Draw	10.21%	SOFR	475	7/8/2025	USD	142,047	141,081	141,320	[1,2,3]
1WS Intermediate, Inc.	First Lien Term Loan	10.43%	SOFR	475	7/8/2025	USD	15,547,638	15,436,180	15,468,159	[1,2,3]
3SI Security Systems	First Lien Term Loan	11.46%	SOFR	600	12/16/2026	USD	6,000,000	6,000,000	6,000,000	[1,2,3]
Abracon Group Holdings, LLC	Revolver	11.47%	SOFR	600	7/6/2028	USD	2,596,154	2,544,231	2,202,206	[1,2,3]
Abracon Group Holdings, LLC	First Lien Term Loan	11.46%	SOFR	600	7/6/2028	USD	39,074,891	38,442,133	33,145,557	[1,2,3]
Abracon Group Holdings, LLC	Delayed Draw	1.00%			7/6/2028	USD	2,857,067	—	(433,539)[1,3,6]
Acquia, Inc.	Revolver	12.48%	SOFR	700	10/31/2025	USD	302,938	281,418	276,507	[1,2,3,7]
Acquia, Inc.	First Lien Term Loan	12.45%	SOFR	700	10/31/2025	USD	2,031,627	1,993,676	1,992,525	[1,2,3]
Acquia, Inc.	First Lien Term Loan	12.45%	SOFR	700	11/1/2025	USD	3,174,201	3,118,114	3,113,108	[1,2,3]
ACS	First Lien Term Loan	9.69%	SOFR	425	10/9/2026	USD	3,830,204	3,766,942	3,430,082	[1,2]
ACS	Second Lien Term Loan	13.69%	SOFR	825	10/9/2027	USD	6,876,457	6,800,816	6,673,472	[1,2,3]
Affinipay Midco, LLC	Delayed Draw	10.81%	SOFR	550	6/9/2028	USD	4,640,884	4,548,066	4,640,884	[1,2,3]
Affinipay Midco, LLC	Revolver	0.50%			6/9/2028	USD	2,209,945	—	—	[1,3,6]
Affinipay Midco, LLC	First Lien Term Loan	10.81%	SOFR	550	6/9/2028	USD	32,651,934	32,143,204	32,651,934	[1,2,3]
Affinipay Midco, LLC	First Lien Term Loan	10.81%	SOFR	550	6/9/2028	USD	15,113,944	15,113,944	15,113,944	[1,2,3,4]
Afiniti, Inc.	First Lien Term Loan	11.25%, 1.00% PIK		1,025	6/13/2024	USD	15,128,072	15,075,040	14,984,827	[1,2,3,4,5,7]
Afiniti, Inc.	First Lien Term Loan	11.75%, 1.00% PIK		1,025	6/13/2024	USD	5,736,104	5,533,138	5,680,854	[1,2,3,4,5,7]
AG-Twin Brook Technology	First Lien Term Loan	12.04%	SOFR	650	10/5/2027	USD	24,600,000	24,250,777	24,070,308	[1,2,3,4]
AG-Twin Brook Technology	First Lien Term Loan	10.81%	SOFR	525	10/29/2026	USD	8,775,000	8,695,719	8,711,615	[1,2,3,4]
AIDC Intermediate Co2, LLC	First Lien Term Loan	11.72%	SOFR	640	7/22/2027	USD	54,450,000	53,951,540	54,989,055	[1,2,3]
Alteryx	Delayed Draw	1.00%			3/19/2031	USD	10,661,167	(159,508)	(159,918)[1,3,6]
Alteryx	Revolver	0.50%			3/19/2031	USD	1,705,787	(25,454)	(25,587)[1,3,6]
Alteryx	First Lien Term Loan	11.83%, 2.00% PIK	SOFR	450	3/19/2031	USD	4,690,914	4,620,781	4,620,550	[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Anaplan, Inc.	First Lien Term Loan	11.81%	SOFR	650	6/21/2029	USD	25,000,000	$24,875,000	$25,000,000	[1,2,3]
ANS Midco 3 Limited	First Lien Term Loan	12.56%	SONIA	737	9/8/2027	GBP	12,578,528	16,955,578	14,348,806	[1,2,3,8]
Appfire Technologies, LLC	First Lien Term Loan	10.95%	SOFR	550	3/9/2027	USD	22,311,594	22,135,195	22,311,594	[1,2,3]
Appfire Technologies, LLC	Delayed Draw	10.98%	SOFR	550	3/9/2027	USD	6,351,928	303,662	303,662	[1,2,3,7]
Appfire Technologies, LLC	Revolver	13.00%	PRIME	450	3/9/2027	USD	980,000	224,000	224,000	[1,2,3,7]
Apryse Software Corp.	Delayed Draw	11.32%	SOFR	600	7/15/2027	USD	1,625,000	1,584,375	1,614,052	[1,2,3]
Apryse Software Corp.	First Lien Term Loan	11.31%	SOFR	600	7/15/2027	USD	3,349,688	3,278,719	3,327,120	[1,2,3]
Apryse Software Corp.	First Lien Term Loan	10.81%	SOFR	550	7/15/2027	USD	28,595,215	28,256,278	28,402,562	[1,2,3]
Aptean, Inc.	Revolver	0.50%			1/30/2031	USD	7,898,861	(77,107)	(73,305)[1,3,4,6]
Aptean, Inc.	First Lien Term Loan	10.57%	SOFR	525	1/30/2031	USD	83,541,326	82,719,266	82,766,025	[1,2,3,4]
Aptean, Inc.	Delayed Draw	10.72%	SOFR	525	1/30/2031	USD	15,097,181	585,587	594,621	[1,2,3,4,7]
AQA Acquisition Holding, Inc.	Second Lien Term Loan	12.91%	SOFR	760	3/3/2029	USD	5,259,615	5,160,942	5,253,207	[1,2,3]
ASG II, LLC	Delayed Draw	11.71%	SOFR	625	5/25/2028	USD	4,608,695	4,224,515	4,359,826	[1,2,3,7]
ASG II, LLC	First Lien Term Loan	11.71%	SOFR	625	5/25/2028	USD	30,724,638	30,251,306	30,807,594	[1,2,3]
ASG III, LLC	Revolver	0.50%			10/31/2029	USD	500,000	(11,646)	(10,737)[1,3,6]
ASG III, LLC	First Lien Term Loan	11.81%	SOFR	650	10/31/2029	USD	3,166,667	3,091,231	3,090,750	[1,2,3]
ASG III, LLC	Delayed Draw	11.83%	SOFR	650	10/31/2029	USD	1,333,333	884,429	887,351	[1,2,3,7]
ATP Intermediate, Inc.	First Lien Term Loan	13.43%	SOFR	798	6/16/2025	USD	14,847,032	14,663,222	14,884,150	[1,2,3]
Avalara, Inc.	Revolver	0.50%			10/19/2028	USD	2,727,273	—	(48,615)[1,3,6]
Avalara, Inc.	First Lien Term Loan	12.56%	SOFR	725	10/19/2028	USD	27,272,727	26,708,127	26,786,582	[1,2,3]
Avetta, LLC	Revolver	0.50%			10/18/2029	USD	782,608	(17,609)	(15,400)[1,3,4,6]
Avetta, LLC	First Lien Term Loan	11.08%	SOFR	575	10/18/2030	USD	8,217,392	8,040,288	8,055,690	[1,2,3,4]
AVI-SPL	First Lien Term Loan	10.99%	SOFR	538	3/10/2027	USD	2,197,113	2,177,997	2,181,483	[1,2,3]
Azurite Intermediate	Delayed Draw	0.50%			3/26/2031	USD	3,118,000	—	—	[1,3,6]
Azurite Intermediate	Revolver	11.83%			3/26/2031	USD	499,000	—	—	[1,3,7]
Azurite Intermediate	First Lien Term Loan	11.83%	SOFR	650	3/26/2031	USD	1,372,000	1,372,000	1,372,000	[1,2,3]
Benefit Street Technology	Revolver	10.93%	SOFR	550	10/1/2026	USD	2,666,667	416,000	395,680	[1,2,3,4,7]
Benefit Street Technology	First Lien Term Loan	10.93%	SOFR	550	10/1/2027	USD	24,500,000	24,171,591	24,154,061	[1,2,3,4]
Benefit Street Technology	First Lien Term Loan	11.58%	SOFR	625	5/2/2028	USD	27,578,898	27,160,158	27,427,002	[1,2,3]
Beta Plus Technologies, Inc.	Revolver	9.60%	SOFR	425	7/1/2027	USD	6,700,000	2,680,000	2,616,244	[1,2,3,7]
Beta Plus Technologies, Inc.	First Lien Term Loan	11.10%	SOFR	575	7/1/2029	USD	49,375,000	46,577,325	49,107,772	[1,2,3]
BetterCloud, Inc.	Revolver	0.50%			6/30/2028	USD	6,313,721	(126,274)	(1,068,651)[1,3,4,6]
BetterCloud, Inc.	First Lien Term Loan	12.59%, 6.25% PIK	SOFR	100	6/30/2028	USD	44,219,927	43,162,637	36,316,136	[1,2,3,5]
Bigtime Software, Inc.	Revolver	0.50%			6/30/2028	USD	2,327,586	(46,552)	—	[1,3,6]
Bigtime Software, Inc.	First Lien Term Loan	11.56%	SOFR	625	6/30/2028	USD	15,517,241	15,266,977	15,517,241	[1,2,3]
Bigtime Software, Inc.	Delayed Draw	11.56%	SOFR	625	8/31/2028	USD	4,680,000	879,840	936,000	[1,2,3,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Bigtime Software, Inc.	First Lien Term Loan	11.56%	SOFR	625	8/31/2028	USD	3,120,000	$3,063,958	$3,120,000	[1,2,3]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	3,365,385	(84,135)	(77,482)[1,3,6]
Bluefin Holding, LLC	First Lien Term Loan	12.57%	SOFR	725	9/12/2029	USD	34,134,615	33,335,348	33,348,732	[1,2,3]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	1,200,000	(36,000)	(31,628)[1,3,6]
Bluesight, Inc.	First Lien Term Loan	12.55%	SOFR	725	7/17/2029	USD	13,800,000	13,418,847	13,436,274	[1,2,3]
Bottomline Technologies, Inc.	First Lien Term Loan	11.08%	SOFR	575	5/14/2029	USD	11,815,228	11,598,031	11,616,488	[1,2,3,4]
Bounteous, Inc.	Delayed Draw	10.69%	SOFR	525	8/2/2027	USD	4,401,450	4,313,483	4,149,870	[1,2,3]
Bounteous, Inc.	Revolver	0.50%			8/2/2027	USD	1,800,000	—	(102,885)[1,3,6]
Bounteous, Inc.	First Lien Term Loan	10.69%	SOFR	525	8/2/2027	USD	10,611,250	10,474,063	10,004,728	[1,2,3]
Bounteous, Inc.	Delayed Draw	10.44%	SOFR	500	8/2/2027	USD	7,734,267	6,649,097	6,426,455	[1,2,3,7]
Bullhorn, Inc.	Delayed Draw	9.33%	EURIBOR	550	9/30/2026	EUR	35,000,000	37,932,327	37,411,402	[1,2,3,8]
Bullhorn, Inc.	First Lien Term Loan	9.33%	EURIBOR	550	9/30/2026	EUR	29,000,000	31,428,153	30,998,019	[1,2,3,8]
BusinesSolver.com, Inc.	Delayed Draw	10.91%	SOFR	550	12/1/2027	USD	1,377,311	168,885	179,735	[1,2,3,7]
BusinesSolver.com, Inc.	First Lien Term Loan	10.91%	SOFR	550	12/1/2027	USD	5,031,591	4,981,275	5,031,591	[1,2,3]
CAI Software	First Lien Term Loan	11.82%	SOFR	625	12/13/2028	USD	6,877,193	6,776,010	6,435,920	[1,2,3]
Captify Intermediate Holdings Corp.	Delayed Draw	13.93% PIK	SOFR	825	7/12/2026	USD	2,450,000	2,413,250	2,412,341	[1,2,3,5]
Captify Intermediate Holdings Corp.	First Lien Term Loan	13.73% PIK	SOFR	825	7/12/2026	USD	8,531,250	8,458,773	8,400,115	[1,2,3,5]
CEB Acquisitionco, LLC	First Lien Term Loan	10.94%	SOFR	550	12/21/2027	USD	4,950,000	4,881,516	4,780,887	[1,2,3]
Chase Intermediate, LLC	Delayed Draw	1.00%			8/31/2030	USD	45,000,000	(450,000)	(328,819)[1,3,6]
Chase Intermediate, LLC	Revolver	0.50%			8/31/2030	USD	2,250,000	—	(39,002)[1,3,6]
Cleo Communications Holding, LLC	First Lien Term Loan	10.93%	SOFR	550	6/7/2027	USD	12,860,000	12,731,400	12,669,407	[1,2,3]
Cleo Communications Holding, LLC	Revolver	0.50%			6/7/2027	USD	2,140,000	(21,400)	(31,716)[1,3,6]
Cloud Software Group, Inc.	First Lien Term Loan	9.91%	SOFR	450	3/30/2029	USD	1,618,271	1,546,753	1,546,636	[1,2,3,4]
Conservice Midco, LLC	Second Lien Term Loan	12.33%	SOFR	700	5/13/2028	USD	3,947,368	3,947,376	3,947,368	[1,2,3]
Contractual Buyer, LLC	Revolver	0.50%			10/10/2029	USD	3,000,000	(75,000)	(66,187)[1,3,6]
Contractual Buyer, LLC	First Lien Term Loan	11.15%	SOFR	600	10/10/2030	USD	26,250,000	25,622,852	25,670,862	[1,2,3]
Corel Corporation	First Lien Term Loan	10.44%	SOFR	500	7/2/2026	USD	4,319,362	4,246,087	4,258,891	[1,2]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/28/2029	USD	2,167,258	—	(21,708)[1,3,6]
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	1,659,449	—	(16,622)[1,3,6]
Coupa Holdings, LLC	First Lien Term Loan	12.81%	SOFR	750	2/27/2030	USD	24,273,293	23,725,649	24,030,164	[1,2,3]
CPEX Purchaser, LLC	Delayed Draw	1.00%			2/28/2030	USD	828,252	—	—	[1,3,6]
CPEX Purchaser, LLC	Revolver	0.50%			2/28/2030	USD	2,181,818	(43,261)	(42,705)[1,3,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
CPEX Purchaser, LLC	First Lien Term Loan	11.33%	SOFR	600	2/28/2030	USD	7,342,657	$7,196,468	$7,198,938	[1,2,3]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	5,222,499	(123,340)	(113,834)[1,3,6]
Crewline Buyer, Inc.	First Lien Term Loan	12.06%	SOFR	675	11/8/2030	USD	50,135,991	48,927,237	49,043,180	[1,2,3]
DataLink, LLC	Revolver	0.50%			11/20/2026	USD	846,774	—	(11,956)[1,3,6]
DataLink, LLC	First Lien Term Loan	12.18%	SOFR	675	11/20/2026	USD	6,129,940	6,022,583	6,043,385	[1,2,3]
DCert Buyer, Inc.	Second Lien Term Loan	12.33%	SOFR	700	2/24/2029	USD	12,500,000	12,468,769	11,352,500	[1,2]
Denali Bidco, Ltd.	Delayed Draw	1.00%			8/29/2030	GBP	1,855,288	453,884	463,819	[1,3,6,8]
Denali Bidco, Ltd.	First Lien Term Loan	11.19%	SONIA	600	8/29/2030	GBP	5,343,228	6,575,474	6,594,481	[1,2,3,8]
Denali Bidco, Ltd.	First Lien Term Loan	9.83%	EURIBOR	600	8/29/2030	EUR	1,818,182	1,920,553	1,918,099	[1,2,3,8]
Denali Bidco, Ltd.	Delayed Draw	11.18%	SOFR	575	12/22/2027	USD	3,650,000	(21,327)	13,568	[1,2,3,7]
Dental Care Alliance, LLC	Delayed Draw	11.71%	SOFR	641	3/12/2027	USD	209,686	209,176	209,686	[1,2,3]
Dental Care Alliance, LLC	First Lien Term Loan	11.71%	SOFR	641	3/12/2027	USD	4,302,179	4,236,555	4,302,179	[1,2,3]
DH Corporation/Societe DH	First Lien Term Loan	12.46%	SOFR	725	9/13/2029	USD	206,767	202,884	203,204	[1,2,3]
Diamondback Acquisition, Inc.	First Lien Term Loan	10.93%	SOFR	550	9/13/2028	USD	24,622,166	24,264,336	24,274,502	[1,2,3]
Diligent Corporation	Delayed Draw	11.21%	SOFR	575	8/24/2025	USD	871,440	855,784	868,642	[1,2,3]
Diligent Corporation	First Lien Term Loan	11.21%	SOFR	575	8/4/2025	USD	10,114,000	10,012,897	10,086,204	[1,2,3]
Disco Parent, LLC	Revolver	0.50%			3/30/2029	USD	331,390	(8,285)	(5,094)[1,3,6]
Disco Parent, LLC	First Lien Term Loan	12.84%	SOFR	750	3/30/2029	USD	3,313,901	3,240,478	3,262,963	[1,2,3]
Dragon Bidco	First Lien Term Loan	10.37%	EURIBOR	650	4/27/2028	EUR	9,300,000	9,542,989	9,851,603	[1,2,3,8]
Dwyer Instruments, Inc.	Delayed Draw	11.15%	SOFR	575	7/21/2027	USD	1,903,352	1,865,285	1,866,719	[1,2,3,4]
Dwyer Instruments, Inc.	Revolver	0.50%			7/21/2027	USD	2,877,190	—	(55,377)[1,3,4,6]
Dwyer Instruments, Inc.	Delayed Draw	1.00%			7/21/2027	USD	2,277,762	(44,029)	(43,840)[1,3,4,6]
Dwyer Instruments, Inc.	First Lien Term Loan	11.15%	SOFR	575	7/21/2027	USD	18,594,615	18,340,955	18,236,727	[1,2,3,4]
Echo Purchaser, Inc.	Delayed Draw	1.00%			11/17/2029	USD	844,769	(16,386)	(14,420)[1,3,4,6]
Echo Purchaser, Inc.	Revolver	0.50%			11/17/2029	USD	536,545	(10,396)	(9,159)[1,3,4,6]
Echo Purchaser, Inc.	First Lien Term Loan	10.81%	SOFR	550	11/17/2029	USD	4,646,231	4,557,369	4,566,920	[1,2,3,4]
Edmunds GovTech, Inc.	Delayed Draw	1.00%			2/26/2031	USD	11,852,476	(235,482)	(231,026)[1,3,4,6]
Edmunds GovTech, Inc.	First Lien Term Loan	10.80%	SOFR	550	2/26/2031	USD	10,272,141	10,068,555	10,071,919	[1,2,3,4]
Edmunds GovTech, Inc.	Revolver	10.82%	SOFR	400	2/26/2030	USD	500	490	490	[1,2,3,4]
Edmunds GovTech, Inc.	Revolver	0.50%			2/26/2030	USD	500	(10)	(10)[1,3,4,6]
Enverus Holdings, Inc.	First Lien Term Loan	10.83%	SOFR	550	12/22/2029	USD	45,316,201	44,658,428	44,706,767	[1,2,3]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/24/2029	USD	1,929,571	(37,946)	(7,284)[1,3,4,6]
Enverus Holdings, Inc.	Revolver	0.50%			12/24/2029	USD	2,894,356	(55,984)	(31,682)[1,3,4,6]
Enverus Holdings, Inc.	First Lien Term Loan	10.83%	SOFR	550	12/24/2029	USD	38,591,413	37,837,908	38,072,417	[1,2,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/22/2029	USD	2,665,423	$(40,994)	$(10,062)[1,3,4,6]
Enverus Holdings, Inc.	Revolver	0.50%			12/22/2029	USD	4,056,080	(60,998)	(44,399)[1,3,4,6]
Enverus Holdings, Inc.	First Lien Term Loan	10.86%	SOFR	550	12/22/2029	USD	7,992,279	7,837,583	7,884,795	[1,2,3,4]
ESG Investments, Inc.	Delayed Draw	10.20%	SOFR	475	3/11/2028	USD	5,512,500	5,432,746	5,434,664	[1,2,3]
ESG Investments, Inc.	Revolver	0.50%			9/11/2027	USD	2,142,857	(21,429)	(30,257)[1,3,6]
ESG Investments, Inc.	First Lien Term Loan	10.20%	SOFR	475	3/11/2028	USD	15,263,839	15,111,201	15,048,314	[1,2,3]
Evergreen Services Group II	Delayed Draw	11.31%	SOFR	600	10/4/2030	USD	23,061,966	22,142,387	22,479,189	[1,2,3,7]
Evergreen Services Group II	Revolver	11.39%	SOFR	600	10/4/2030	USD	4,861,111	236,111	175,088	[1,2,3,7]
Evergreen Services Group II	First Lien Term Loan	11.31%	SOFR	600	10/4/2030	USD	30,538,462	30,082,918	30,155,105	[1,2,3]
Evergreen Services Group II	Delayed Draw	1.00%			10/4/2030	USD	1,538,462	(22,899)	(34)[1,3,6]
FBF Investments Limited	First Lien Term Loan	12.95%	SOFR	750	12/29/2025	USD	7,000,000	6,943,819	6,918,676	[1,2,3]
Financia	Delayed Draw	1.00%			12/15/2030	USD	33,000,000	(484,545)	(446,284)[1,3,6]
Financia	First Lien Term Loan	10.80%	SOFR	550	12/15/2030	USD	15,000,000	14,781,256	14,797,143	[1,2,3]
Financia	First Lien Term Loan	8.99%	EURIBOR	500	1/22/2029	USD	60,000,000	58,817,334	58,824,383	[1,2,3]
Finastra USA, Inc.	First Lien Term Loan	12.46%	SOFR	725	9/13/2029	USD	83,182,858	81,621,404	81,772,786	[1,2,3]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	7,710,525	(154,210)	(130,660)[1,3,4,6]
FSS Buyer LLC	Revolver	0.50%			8/31/2027	USD	1,610,390	—	(13,068)[1,3,6]
FSS Buyer LLC	First Lien Term Loan	11.18%	SOFR	575	8/31/2028	USD	26,907,316	26,559,883	26,688,974	[1,2,3]
Fullsteam Operations LLC	Revolver	0.50%			11/27/2029	USD	280,593	(7,946)	(7,621)[1,3,6]
Fullsteam Operations LLC	First Lien Term Loan	13.73%	SOFR	825	11/27/2029	USD	5,015,593	4,870,569	4,879,363	[1,2,3]
Fullsteam Operations LLC	Delayed Draw	13.73%	SOFR	825	11/27/2029	USD	5,787,222	1,066,230	1,071,975	[1,2,3,7]
Gainsight, Inc.	Revolver	12.28% PIK	SOFR	675	7/30/2027	USD	2,687,773	1,337,773	1,294,173	[1,2,3,5,7]
Gainsight, Inc.	First Lien Term Loan	12.21% PIK	SOFR	675	7/30/2027	USD	24,774,281	24,541,610	24,372,396	[1,2,3,5]
Gigamon, Inc.	First Lien Term Loan	11.22%	SOFR	575	3/9/2029	USD	11,613	11,378	11,528	[1,2,3]
Goldcup 25952 AB	First Lien Term Loan	9.58%	STIBOR	550	8/18/2027	SEK	11,250,000	1,266,972	982,129	[1,2,3,4,8]
GovBrands Intermediate, Inc.	Delayed Draw	10.95%	SOFR	550	8/4/2027	USD	1,916,905	1,910,994	1,813,094	[1,2,3]
GovBrands Intermediate, Inc.	Revolver	10.95%	SOFR	550	8/4/2027	USD	917,000	315,856	266,195	[1,2,3,7]
GovBrands Intermediate, Inc.	First Lien Term Loan	10.95%	SOFR	550	8/4/2027	USD	8,519,890	8,434,691	8,058,489	[1,2,3]
GovDelivery Holdings, LLC	First Lien Term Loan	11.06%, 2.25% PIK	SOFR	350	1/17/2031	USD	97,110,661	96,157,387	96,231,496	[1,2,3,5]
GovDelivery Holdings, LLC	Revolver	12.00%	PRIME	525	1/17/2031	USD	13,459,947	974,267	983,407	[1,2,3,7]
GovDelivery Holdings, LLC	Delayed Draw	11.07%	SOFR	575	1/17/2031	USD	14,929,392	581,974	591,297	[1,2,3,7]
GS Acquisitionco, Inc.	Revolver	0.50%			5/25/2028	USD	690,589	—	(3,453)[1,3,6]
GS Acquisitionco, Inc.	First Lien Term Loan	11.55%	SOFR	500	5/25/2028	USD	24,975,143	24,929,871	24,850,267	[1,2,3]
GS Acquisitionco, Inc.	Delayed Draw	1.00%			5/25/2028	USD	4,200,000	(20,936)	(21,000)[1,3,6]
GS Acquisitionco, Inc.	Revolver	0.50%			5/25/2028	USD	1,050,000	(5,218)	(5,250)[1,3,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
GTCR F Buyer Corp.	Delayed Draw	11.33%	SOFR	575	9/6/2030	USD	486,533	$226,457	$224,519	[1,2,3,4,7]
GTCR F Buyer Corp.	Revolver	0.50%			9/6/2029	USD	1,000	(25)	(23)[1,3,4,6]
GTCR F Buyer Corp.	First Lien Term Loan	11.31%	SOFR	575	9/6/2030	USD	1,553,014	1,516,242	1,518,020	[1,2,3,4]
GuidePoint Security Holdings, LLC	Delayed Draw	1.00%			10/2/2029	USD	704,963	(7,050)	(5,357)[1,3,4,6]
GuidePoint Security Holdings, LLC	Revolver	0.50%			10/2/2029	USD	477,364	—	(8,413)[1,3,4,6]
GuidePoint Security Holdings, LLC	First Lien Term Loan	11.31%	SOFR	600	10/2/2029	USD	2,719,042	2,667,798	2,671,123	[1,2,3,4]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	10.83%	SOFR	550	11/16/2028	USD	19,800,000	19,524,935	19,800,000	[1,2,3]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	10.83%	SOFR	525	11/16/2028	USD	11,960,325	11,841,399	11,840,722	[1,2,3,4]
Help Systems Holdings, Inc.	Second Lien Term Loan	12.19%	SOFR	675	11/19/2027	USD	10,000,000	10,000,019	8,302,750	[1,2]
Help Systems Holdings, Inc.	First Lien Term Loan	9.43%	SOFR	400	11/19/2026	USD	9,655,184	9,582,849	9,361,908	[1,2]
HotSchedules	First Lien Term Loan	11.18%	SOFR	575	7/9/2025	USD	1,950,000	1,932,187	1,887,335	[1,2,3]
HPS Technology	First Lien Term Loan	10.44%	SONIA	525	9/15/2027	GBP	7,523,888	9,897,615	9,496,262	[1,2,3,4,8]
HPS Technology	First Lien Term Loan	10.73%	SONIA	525	7/18/2025	GBP	14,442,519	19,274,806	18,071,555	[1,2,3,4,8]
HPS Technology	Delayed Draw	9.64%	BBSW	525	9/15/2027	AUD	2,835,714	1,909,558	1,847,852	[1,2,3,4,8]
HPS Technology	Delayed Draw	10.44%	SONIA	525	9/15/2027	GBP	20,694,840	25,132,218	26,119,955	[1,2,3,4,8]
HPS Technology	First Lien Term Loan	12.56%	SOFR	725	10/19/2028	USD	2,272,727	2,230,505	2,232,215	[1,2,3]
HPS Technology	First Lien Term Loan	12.81%	SOFR	750	2/1/2029	USD	1,879,843	1,839,160	1,869,763	[1,2,3,4]
HPS Technology	First Lien Term Loan	11.58%	SOFR	625	5/2/2028	USD	2,188,889	2,151,711	2,176,833	[1,2,3]
HPS Technology	Revolver	0.50%			8/4/2029	USD	250,000	(7,500)	(4,197)[1,3,6]
HPS Technology	First Lien Term Loan	12.56%	SOFR	725	8/4/2029	USD	2,016,129	1,960,089	1,982,281	[1,2,3]
Hyland Software, Inc.	First Lien Term Loan	11.33%	SOFR	600	9/19/2030	USD	56,340,499	55,495,391	55,550,611	[1,2,3]
Hyland Software, Inc.	Revolver	0.50%			9/19/2029	USD	2,659,501	(39,893)	(37,286)[1,3,4,6]
Icefall Parent, Inc.	Revolver	0.50%			1/26/2030	USD	1,620,040	(31,444)	(31,148)[1,3,4,6]
Icefall Parent, Inc.	First Lien Term Loan	11.80%	SOFR	650	1/26/2030	USD	18,582,499	18,218,367	18,225,224	[1,2,3,4]
IG Investment Holdings, LLC	Revolver	13.25%	BASE	500	9/22/2028	USD	722,543	144,509	142,302	[1,2,3,7]
IG Investment Holdings, LLC	First Lien Term Loan	11.41%	SOFR	600	9/22/2028	USD	13,591,908	13,359,020	13,550,401	[1,2,3]
Imagine Acquisitionco, Inc.	Revolver	0.50%			11/16/2027	USD	1,157,556	(11,576)	(13,448)[1,3,6]
Imagine Acquisitionco, Inc.	First Lien Term Loan	10.68%	SOFR	500	11/16/2027	USD	7,071,945	7,001,226	6,989,785	[1,2,3]
Infinite Bidco LLC	First Lien Term Loan	11.83%	CME	625	3/2/2028	USD	16,815,075	16,393,493	16,727,435	[1,2,3]
Invicti Intermediate 2, LLC	Revolver	0.50%			11/16/2027	USD	1,090,909	(21,818)	(9,944)[1,3,4,6]
IQN Holding Corp.	First Lien Term Loan	10.59%	SOFR	525	5/2/2029	USD	7,287,201	7,210,221	7,287,201	[1,2,3]
IQN Holding Corp.	Delayed Draw	1.00%			5/2/2029	USD	2,020,107	—	—	[1,3,6]
IQN Holding Corp.	Revolver	0.50%			5/2/2028	USD	1,540,107	(45,196)	—	[1,3,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Ivanti Software, Inc.	Second Lien Term Loan	12.84%	SOFR	725	12/1/2028	USD	7,000,000	$6,812,773	$6,062,015	[1,2]
Jigsaw Bidco AS	First Lien Term Loan	12.72% PIK	NOK	800	4/29/2025	NOK	14,800,977	1,619,665	1,357,475	[1,2,3,4,5,8]
Kaseya, Inc.	Delayed Draw	11.38%, 0.50% PIK	SOFR	550	6/23/2029	USD	4,103,769	213,494	260,845	[1,2,3,5,7]
Kaseya, Inc.	Revolver	10.83% PIK	SOFR	550	6/23/2029	USD	4,106,520	1,036,009	1,036,009	[1,2,3,5,7]
Kaseya, Inc.	First Lien Term Loan	11.38%, 2.50% PIK	SOFR	350	6/23/2029	USD	67,801,931	66,799,931	67,917,194	[1,2,3,5]
Kona Buyer, LLC	First Lien Term Loan	10.06%	SOFR	475	12/11/2027	USD	17,925,591	17,789,161	17,925,591	[1,2,3]
KPA Parent Holdings, LLC	Revolver	0.50%			7/19/2026	USD	1,301,731	(22,302)	(15,123)[1,3,4,6]
KPA Parent Holdings, LLC	First Lien Term Loan	11.43%	SOFR	600	7/19/2026	USD	8,440,101	8,292,278	8,342,047	[1,2,3,4]
LeadsOnline, LLC	Revolver	0.50%			2/7/2028	USD	1,176,470	—	(26,340)[1,3,6]
LeadsOnline, LLC	First Lien Term Loan	11.65%	SOFR	600	2/7/2028	USD	15,021,169	14,683,624	14,684,861	[1,2,3]
LeadVenture, Inc.	Delayed Draw	1.00%			2/28/2026	USD	2,514,887	(46,779)	(49,583)[1,3,6]
LeadVenture, Inc.	Revolver	10.68%	SOFR	525	2/28/2026	USD	2,584,307	516,861	465,910	[1,2,3,7]
LeadVenture, Inc.	First Lien Term Loan	10.68%	SOFR	525	2/28/2026	USD	23,950,078	23,736,097	23,477,767	[1,2,3]
Litera Bidco LLC	First Lien Term Loan	11.43%	SOFR	600	5/29/2026	USD	10,564,407	10,512,506	10,564,407	[1,2,3]
Litera Bidco LLC	First Lien Term Loan	10.68%	SOFR	525	5/29/2026	USD	14,054,179	13,985,527	14,054,179	[1,2,3]
LMG Holdings, Inc.	Revolver	0.50%			4/30/2026	USD	285,714	—	1,553	[1,3,6]
LMG Holdings, Inc.	First Lien Term Loan	11.96%	SOFR	650	4/30/2026	USD	4,596,429	4,550,464	4,607,752	[1,2,3]
LogicMonitor, Inc.	First Lien Term Loan	11.81%	SOFR	650	5/15/2026	USD	670,391	670,391	670,391	[1,2,3,4]
LogicMonitor, Inc.	First Lien Term Loan	11.81%	SOFR	650	5/15/2026	USD	27,937,889	27,937,889	27,937,889	[1,2,3,4]
Lytx, Inc.	Delayed Draw	12.18%	SOFR	675	2/28/2028	USD	5,203,010	5,007,897	5,031,497	[1,2,3]
Lytx, Inc.	First Lien Term Loan	12.18%	SOFR	675	2/28/2028	USD	14,796,990	14,374,942	14,309,218	[1,2,3]
MAG DS Corp.	First Lien Term Loan	10.90%	SOFR	550	4/1/2027	USD	8,265,604	8,032,608	8,105,874	[1,2,3,9]
Mandolin Technology Intermediate Holdings, Inc.	Second Lien Term Loan	11.95%	SOFR	650	7/30/2029	USD	20,500,000	20,365,000	20,010,895	[1,2,3]
ManTech International Corporation	Delayed Draw	11.06%	SOFR	575	9/14/2029	USD	13,355,445	4,558,686	4,872,756	[1,2,3,7]
ManTech International Corporation	Revolver	13.25%	PRIME	475	9/14/2028	USD	6,744,017	281,294	294,782	[1,2,3,7]
ManTech International Corporation	First Lien Term Loan	11.06%	SOFR	575	9/14/2029	USD	52,485,665	51,598,521	52,685,111	[1,2,3]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	12.02%	SOFR	650	7/1/2025	USD	1,879,268	1,869,147	1,826,400	[1,2,3]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	12.18%	SOFR	650	7/1/2025	USD	19,583,896	19,165,852	19,032,953	[1,2,3]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	2,040,816	(61,224)	(15,335)[1,3,6]
Mercury Bidco LLC	First Lien Term Loan	12.32%	SOFR	700	5/31/2030	USD	22,844,388	22,210,896	22,688,739	[1,2,3]
MGT Merger Target, LLC	Delayed Draw	11.92%	SOFR	650	4/10/2029	USD	1,408,046	1,408,046	1,428,463	[1,2,3]
MGT Merger Target, LLC	Revolver	14.00%	PRIME	650	4/10/2028	USD	3,103,448	1,551,724	1,551,724	[1,2,3,7]
MGT Merger Target, LLC	First Lien Term Loan	11.92%	SOFR	675	4/10/2029	USD	24,846,408	24,200,018	24,846,408	[1,2,3]
MGT Merger Target, LLC	Delayed Draw	1.00%			4/10/2029	USD	13,223,026	(262,627)	(261,508)[1,3,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
MGT Merger Target, LLC	First Lien Term Loan	11.18%	SOFR	575	4/10/2029	USD	14,324,945	$14,041,316	$14,041,645	[1,2,3]
Mindbody, Inc.	Revolver	0.50%			9/30/2025	USD	1,428,571	(15,714)	(14,809)[1,3,6]
Mindbody, Inc.	First Lien Term Loan	12.46%	SOFR	700	9/30/2025	USD	7,003,041	6,845,124	6,930,443	[1,2,3]
MIS Acquisition, LLC	Revolver	0.50%			11/17/2028	USD	2,133,333	(59,337)	(61,938)[1,3,6]
MIS Acquisition, LLC	First Lien Term Loan	12.07%	SOFR	675	11/17/2028	USD	29,866,667	29,018,473	28,999,539	[1,2,3]
Monotype Imaging Holdings, Inc.	Delayed Draw	1.00%			2/28/2031	USD	3,448,276	(51,553)	(51,724)[1,3,4,6]
Monotype Imaging Holdings, Inc.	Revolver	0.50%			2/28/2030	USD	5,172,414	(77,083)	(77,586)[1,3,4,6]
Monotype Imaging Holdings, Inc.	First Lien Term Loan	10.84%	SOFR	550	2/28/2031	USD	41,379,310	40,761,349	40,758,621	[1,2,3,4]
Navex TopCo, Inc.	First Lien Term Loan	11.07%	SOFR	575	11/8/2030	USD	40,508,492	39,725,246	40,054,092	[1,2,3,4]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	1.00%			6/9/2029	USD	329,979	—	3,300	[1,3,6]
Netwrix Corporation And Concept Searching, Inc.	Revolver	0.50%			6/9/2029	USD	2,870,000	—	—	[1,3,6]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	10.39%	SOFR	500	6/9/2029	USD	46,358,436	45,965,120	46,701,563	[1,2,3]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	1.00%			6/9/2029	USD	10,000,000	(169,506)	(145,002)[1,3,6]
New Era Merger Sub, Inc.	First Lien Term Loan	11.71%	SOFR	625	10/31/2026	USD	3,029,445	2,969,361	2,952,100	[1,2,3]
New Era Merger Sub, Inc.	Delayed Draw	11.71%	SOFR	625	10/31/2026	USD	3,897,421	3,785,928	3,797,917	[1,2,3]
New Era Merger Sub, Inc.	Revolver	0.50%			10/31/2026	USD	376,426	—	(9,610)[1,3,6]
New Era Technology	Delayed Draw	11.71%	SOFR	625	10/31/2026	USD	2,569,408	2,504,953	2,503,808	[1,2,3]
New Era Technology	Delayed Draw	11.71%	SOFR	625	10/30/2026	USD	4,196,810	4,091,533	4,089,662	[1,2,3]
New Era Technology	First Lien Term Loan	11.71%	SOFR	625	10/31/2026	USD	4,299,496	4,191,641	4,189,726	[1,2,3]
Newscycle Solutions, Inc.	First Lien Term Loan	12.40%	SOFR	700	4/27/2024	USD	2,525,526	2,502,351	2,486,706	[1,2,3]
Newscycle Solutions, Inc.	Delayed Draw	12.40%	SOFR	700	4/27/2024	USD	341,521	326,066	336,271	[1,2,3]
OEConnection LLC	Second Lien Term Loan	12.43%	SOFR	700	9/25/2027	USD	5,333,333	5,274,667	5,302,792	[1,2,3]
Options Technology Ltd.	First Lien Term Loan	10.18%	SOFR	475	12/26/2025	USD	9,771,684	9,680,905	9,506,562	[1,2,3]
Oranje Holdco, Inc.	Revolver	0.50%			2/1/2029	USD	1,629,556	(40,739)	(8,738)[1,3,6]
Oranje Holdco, Inc.	First Lien Term Loan	12.81%	SOFR	750	2/1/2029	USD	13,036,444	12,751,692	12,966,541	[1,2,3]
OSP Hamilton Purchaser, LLC	Delayed Draw	1.00%			12/28/2029	USD	36,897,421	(715,301)	(624,501)[1,3,6]
OSP Hamilton Purchaser, LLC	Revolver	0.50%			12/28/2029	USD	7,000,000	(131,450)	(118,477)[1,3,6]
OSP Hamilton Purchaser, LLC	First Lien Term Loan	10.93%	SOFR	550	12/28/2029	USD	48,889,083	47,954,029	48,061,619	[1,2,3]
OSP Lakeside Intermediate Holdings, LLC	First Lien Term Loan	13.24% PIK	SOFR	783	7/31/2026	USD	7,221,933	7,132,600	7,138,753	[1,2,3,5]
Palmetto Technology Group, LLC	Delayed Draw	11.08%	SOFR	575	1/3/2026	USD	1,953,000	1,580,847	1,579,140	[1,2,3,7]
Palmetto Technology Group, LLC	Revolver	11.05%	SOFR	575	1/3/2029	USD	514,000	385,900	385,500	[1,2,3,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Palmetto Technology Group, LLC	First Lien Term Loan	11.08%	SOFR	575	1/3/2029	USD	1,145,105	$1,123,032	$1,122,203	[1,2,3]
Palmetto Technology Group, LLC	Delayed Draw	1.00%			2/26/2026	USD	1,692,000	(33,190)	(33,840)[1,3,6]
Park Place Technologies, LLC	Delayed Draw	1.00%			3/25/2031	USD	6,131,708	(61,237)	(61,317)[1,3,6]
Park Place Technologies, LLC	Revolver	0.50%			3/25/2030	USD	4,077,586	—	—	[1,3,6]
Park Place Technologies, LLC	First Lien Term Loan	10.58%	SOFR	525	3/25/2031	USD	39,269,511	38,877,512	38,876,816	[1,2,3]
PC Dreamscape Opco, Inc.	Delayed Draw	11.06%	SOFR	575	4/25/2028	USD	6,529,605	3,159,128	3,160,351	[1,2,3,7]
PC Dreamscape Opco, Inc.	Revolver	0.50%			4/25/2028	USD	1,315,789	—	(26,086)[1,3,6]
PC Dreamscape Opco, Inc.	First Lien Term Loan	11.06%	SOFR	575	4/25/2028	USD	11,893,421	11,713,904	11,657,633	[1,2,3]
PCS Software, Inc.	Revolver	11.46%	SOFR	600	7/1/2024	USD	363,714	157,609	157,609	[1,2,3,7]
PCS Software, Inc.	First Lien Term Loan	11.46%	SOFR	600	7/1/2024	USD	5,169,737	5,129,609	5,169,737	[1,2,3]
PDI TA Holdings, Inc.	Delayed Draw	1.00%			2/1/2031	USD	9,040,376	(96,468)	(83,526)[1,3,4,6]
PDI TA Holdings, Inc.	Revolver	0.50%			2/1/2031	USD	2,682,471	(28,118)	(24,784	) [1,3,4,6]
PDI TA Holdings, Inc.	First Lien Term Loan	10.83%	SOFR	550	2/1/2031	USD	23,822,849	23,569,749	23,602,746	[1,2,3,4]
PDI TA Holdings, Inc.	Delayed Draw	1.00%			2/3/2031	USD	6,043,026	(59,903)	(55,833)[1,3,4,6]
PDI TA Holdings, Inc.	Revolver	0.50%			2/3/2031	USD	1,812,908	(17,814)	(16,750)[1,3,4,6]
PDI TA Holdings, Inc.	First Lien Term Loan	10.83%	SOFR	550	2/3/2031	USD	15,953,590	15,795,916	15,806,192	[1,2,3,4]
PDQ.com Corporation	Delayed Draw	10.64%	SOFR	521	8/27/2027	USD	7,247,647	7,057,138	7,247,647	[1,2,3]
PDQ.com Corporation	Revolver	0.50%			8/27/2027	USD	1,764,706	(30,882)	(37,282)[1,3,6]
PDQ.com Corporation	First Lien Term Loan	10.64%	SOFR	521	8/27/2027	USD	10,580,000	10,458,926	10,580,000	[1,2,3]
PDQ.com Corporation	Delayed Draw	1.00%			8/27/2027	USD	11,921,850	(119,218)	(96,741)[1,3,6]
PDQ.com Corporation	Revolver	10.43%	SOFR	500	8/27/2027	USD	6,578,947	841,847	834,438	[1,2,3,7]
PDQ.com Corporation	First Lien Term Loan	11.08%	SOFR	550	10/12/2029	USD	18,295,455	17,965,006	18,146,994	[1,2,3]
Pegasus Global Enterprise Holdings, LLC	Delayed Draw	11.21%	SOFR	575	5/29/2025	USD	1,268,445	1,246,042	1,266,404	[1,2,3]
Pegasus Global Enterprise Holdings, LLC	First Lien Term Loan	11.21%	SOFR	575	5/29/2025	USD	2,705,927	2,697,468	2,701,574	[1,2,3]
Penn TRGRP Holdings, LLC	Revolver	0.50%			9/29/2030	USD	6,289,245	(125,785)	(106,048)[1,3,6]
Penn TRGRP Holdings, LLC	Delayed Draw	13.06%, 6.00% PIK	SOFR	175	9/29/2030	USD	979,420	243,008	243,008	[1,2,3,5,7]
Penn TRGRP Holdings, LLC	First Lien Term Loan	13.06%, 6.00% PIK	SOFR	175	9/29/2030	USD	41,401,658	40,619,716	40,703,549	[1,2,3,5]
Perforce Software, Inc.	First Lien Term Loan	9.18%	SOFR	375	7/1/2026	USD	1,166,775	1,146,849	1,158,246	[1,2]
Phoenix 1 Buyer Corporation	Revolver	0.50%			11/20/2029	USD	5,051,639	(95,691)	(99,905)[1,3,4,6]
Phoenix 1 Buyer Corporation	First Lien Term Loan	10.82%	SOFR	550	11/20/2030	USD	21,600,135	21,187,699	21,172,955	[1,2,3,4]
Polaris Newco, LLC	Second Lien Term Loan	14.44%	SOFR	900	6/4/2029	USD	26,519,075	23,047,060	23,452,350	[1,2,3]
ProcessUnity Holdings, LLC	Delayed Draw	12.05%	SOFR	675	9/24/2028	USD	1,000,000	987,500	1,000,000	[1,2,3]
ProcessUnity Holdings, LLC	Revolver	0.50%			9/24/2028	USD	1,000,000	—	—	[1,3,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
ProcessUnity Holdings, LLC	First Lien Term Loan	12.05%	SOFR	675	9/24/2028	USD	7,250,000	$7,125,221	$7,250,000	[1,2,3]
Project Leopard Holdings, Inc.	First Lien Term Loan	10.66%	SOFR	525	7/20/2029	USD	73,930,552	69,794,527	68,589,070	[1,2]
QF Holdings, Inc.	Delayed Draw	11.66%	SOFR	575	12/15/2027	USD	438,597	433,772	432,404	[1,2,3]
QF Holdings, Inc.	Revolver	11.16%	SOFR	575	12/15/2027	USD	263,158	131,579	127,863	[1,2,3,7]
QF Holdings, Inc.	First Lien Term Loan	11.66%	SOFR	575	12/15/2027	USD	2,192,982	2,168,860	2,162,018	[1,2,3]
Quantic Electronics, LLC	Delayed Draw	11.66%	SOFR	625	11/19/2026	USD	6,315,287	6,225,556	6,210,313	[1,2,3]
Quantic Electronics, LLC	First Lien Term Loan	11.66%	SOFR	625	11/19/2026	USD	8,943,401	8,840,630	8,794,742	[1,2,3]
Quantic Electronics, LLC	Revolver	11.66%	SOFR	625	11/19/2026	USD	928,397	919,162	912,965	[1,2,3]
Quest Software US Holdings, Inc.	First Lien Term Loan	12.96%	SOFR	750	2/1/2030	USD	20,000,000	19,700,000	8,650,100	[1,2]
Questel International	First Lien Term Loan	12.45%	EURIBOR	615	12/17/2027	EUR	11,123,835	12,562,295	11,230,744	[1,2,3,7,8]
Rally Buyer, Inc.	Delayed Draw	11.08%	SOFR	575	7/19/2028	USD	6,348,528	5,863,287	5,966,667	[1,2,3,7]
Rally Buyer, Inc.	Revolver	11.08%	SOFR	575	7/19/2028	USD	3,182,180	891,010	954,654	[1,2,3,7]
Rally Buyer, Inc.	First Lien Term Loan	11.08%	SOFR	575	7/19/2028	USD	22,052,506	21,664,726	22,052,506	[1,2,3]
Ranger Buyer, Inc.	Revolver	0.50%			11/18/2027	USD	1,923,077	—	(31,966)[1,3,6]
Ranger Buyer, Inc.	First Lien Term Loan	10.68%	SOFR	525	11/18/2028	USD	22,673,077	22,446,346	22,296,200	[1,2,3]
RCS Technology	Delayed Draw	10.68%	SOFR	525	2/3/2026	USD	339,792	338,089	337,545	[1,2,3,4]
RCS Technology	Revolver	10.07%	SOFR	525	2/3/2026	USD	208,333	90,278	88,900	[1,2,3,4,7]
RCS Technology	First Lien Term Loan	10.68%	SOFR	525	2/3/2026	USD	1,890,972	1,872,192	1,878,467	[1,2,3,4]
RCS Technology	First Lien Term Loan	12.06%	SOFR	650	2/28/2025	USD	2,157,945	2,141,787	2,132,875	[1,2,3,4]
Recorded Future, Inc.	Revolver	0.50%			7/3/2025	USD	178,771	(1,966)	(1,406)[1,3,6]
Recorded Future, Inc.	First Lien Term Loan	10.66%	SOFR	525	7/3/2025	USD	1,106,383	1,083,903	1,097,682	[1,2,3]
Redwood Services Group, LLC	First Lien Term Loan	11.66%	SOFR	625	6/15/2029	USD	39,886,575	39,228,981	39,291,578	[1,2,3]
Redwood Services Group, LLC	Delayed Draw	11.66%	SOFR	625	6/15/2029	USD	33,736,092	33,061,096	33,191,527	[1,2,3]
Redwood Services Group, LLC	Delayed Draw	11.66%	SOFR	625	2/22/2031	USD	6,932,520	421,807	426,152	[1,2,3,7]
Redwood Services Group, LLC	Delayed Draw	11.82%	SOFR	650	12/31/2025	USD	1,164,664	373,096	372,692	[1,2,3,4,7]
Renaissance Holding Corp.	First Lien Term Loan	9.58%	SOFR	425	4/7/2030	USD	17,014,471	16,205,218	17,005,198	[1,2,4]
Revalize, Inc.	Delayed Draw	11.21%	SOFR	575	4/15/2027	USD	25,192,554	24,975,208	25,265,612	[1,2,3]
Revalize, Inc.	Revolver	11.21%	SOFR	575	4/15/2027	USD	681,000	170,250	172,225	[1,2,3,7]
Riskonnect Parent, LLC	Delayed Draw	10.95%	SOFR	550	12/7/2028	USD	30,882,250	30,529,310	30,279,042	[1,2,3]
Riskonnect Parent, LLC	First Lien Term Loan	10.95%	SOFR	550	12/7/2028	USD	28,691,894	28,017,414	28,131,469	[1,2,3]
Riskonnect Parent, LLC	Delayed Draw	1.00%			12/7/2028	USD	55,560,700	(1,105,027)	(1,085,240)[1,3,6]
Riskonnect Parent, LLC	Revolver	10.95%	SOFR	550	12/7/2028	USD	5,140,200	30,220	28,104	[1,2,3,7]
Riskonnect Parent, LLC	First Lien Term Loan	10.80%	SOFR	550	12/7/2028	USD	29,299,100	28,732,928	28,726,815	[1,2,3]
Safety Borrower Holdings	Revolver	0.50%	PRIME		9/1/2027	USD	677,966	—	(6,236)[1,3,6]
Safety Borrower Holdings	First Lien Term Loan	10.81%	LIBOR	525	9/1/2027	USD	9,658,305	9,570,331	9,569,469	[1,2,3]
SailPoint Technologies, Inc.	Revolver	0.50%			8/16/2028	USD	603,840	(12,077)	—	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Saldon Holdings, Inc.	Delayed Draw	1.00%			3/13/2026	USD	566,267	$(10,880)	$(10,876)[1,3,4,6]
Saldon Holdings, Inc.	Revolver	0.50%			3/13/2026	USD	213,556	(3,938)	(4,102)[1,3,4,6]
Saldon Holdings, Inc.	First Lien Term Loan	11.43%	SOFR	610	3/13/2026	USD	2,689,767	2,639,720	2,638,107	[1,2,3,4]
Securonix, Inc.	Revolver	0.50%			4/1/2028	USD	2,288,135	(40,042)	(141,092)[1,3,6]
Securonix, Inc.	First Lien Term Loan	11.31%	SOFR	600	4/1/2028	USD	12,711,865	12,545,872	11,928,021	[1,2,3]
Seismic Software, Inc.	Revolver	0.50%			10/16/2028	USD	272,390	(5,448)	(2,483)[1,3,4,6]
Seismic Software, Inc.	Delayed Draw	10.17%	SOFR	475	10/16/2028	USD	26,155,102	8,803,608	9,508,522	[1,2,3,4,7]
Serrano Parent, LLC	First Lien Term Loan	11.81%	SOFR	650	5/12/2030	USD	7,336,245	7,178,654	7,191,882	[1,2,3]
SimpliSafe Holding Corporation	Delayed Draw	11.58%	SOFR	625	5/2/2028	USD	4,715,926	1,234,976	1,226,989	[1,2,3,7]
Sonar Acquisitionco, Inc.	Revolver	0.50%			7/7/2028	USD	2,693,750	(53,875)	—	[1,3,4,6]
Sonar Acquisitionco, Inc.	First Lien Term Loan	10.83%	SOFR	550	7/7/2028	USD	20,406,250	20,083,844	20,406,250	[1,2,3,4]
SSCP Pegasus Midco Limited	First Lien Term Loan	11.31%	SONIA	600	12/14/2027	GBP	3,613,000	4,948,228	4,545,959	[1,2,3,8]
StarCompliance Intermediate, LLC	First Lien Term Loan	11.65%	SOFR	625	1/12/2027	USD	1,575,000	1,560,432	1,528,853	[1,2,3]
Syntax Systems Ltd.	Revolver	10.68%	SOFR	550	10/29/2026	USD	1,980,198	1,416,912	1,425,743	[1,2,3,7]
Syntax Systems Ltd.	First Lien Term Loan	10.68%	SOFR	550	10/29/2028	USD	17,662,779	17,486,152	17,662,779	[1,2,3]
Syntax Systems Ltd.	First Lien Term Loan	10.68%	SOFR	550	10/28/2028	USD	4,899,717	4,850,720	4,899,717	[1,2,3]
Tamarack Intermediate, LLC	Revolver	0.50%			3/13/2028	USD	3,023,438	—	(28,797)[1,3,6]
Tamarack Intermediate, LLC	First Lien Term Loan	11.21%	SOFR	575	3/13/2028	USD	18,199,414	17,930,154	18,026,069	[1,2,3]
Tamarack Intermediate, LLC	Delayed Draw	10.96%	SOFR	550	3/13/2028	USD	8,578,125	2,744,643	2,738,085	[1,2,3,7]
Tamarack Intermediate, LLC	First Lien Term Loan	10.96%	SOFR	550	3/13/2028	USD	1,858,594	1,816,066	1,807,485	[1,2,3]
TCP Hawker Intermediate LLC	First Lien Term Loan	11.54%	SOFR	600	8/30/2026	USD	2,953,423	2,902,869	2,901,373	[1,2,3,4]
TCP Hawker Intermediate LLC	Delayed Draw	11.67%	SOFR	600	8/30/2026	USD	1,995,556	10,992	16,414	[1,2,3,4,7]
TCP Hawker Intermediate LLC	Revolver	0.50%			8/30/2026	USD	326,546	—	(5,755)[1,3,4,6]
Thrive Buyer, Inc.	First Lien Term Loan	11.71%	SOFR	625	1/22/2027	USD	11,554,839	11,270,543	11,282,576	[1,2,3]
Thunder Purchase, Inc.	Revolver	11.21%	SOFR	575	6/30/2027	USD	1,959,812	1,326,481	1,339,309	[1,2,3,4,7]
TigerConnect, Inc.	Delayed Draw	12.21%, 3.38% PIK	SOFR	338	2/15/2025	USD	983,906	713,499	715,959	[1,2,3,5,7]
TigerConnect, Inc.	Revolver	0.50%			2/16/2028	USD	1,875,000	(37,500)	(671)[1,3,6]
TigerConnect, Inc.	First Lien Term Loan	12.21%, 3.38% PIK	SOFR	338	2/16/2028	USD	13,125,000	12,931,658	13,157,812	[1,2,3,5]
Trackforce Acquireco, Inc.	Revolver	11.47%	SOFR	600	6/23/2028	USD	1,113,074	445,230	426,728	[1,2,3,4,7]
Trackforce Acquireco, Inc.	First Lien Term Loan	11.30%	SOFR	600	6/23/2028	USD	18,053,004	17,769,775	17,752,923	[1,2,3,4]
Tribute Technology Holdings, LLC	Revolver	11.90%	SOFR	650	10/30/2026	USD	4,882,979	2,408,936	2,372,542	[1,2,3,4,7]
Trident Maritime Systems, Inc.	Revolver	10.93%	SOFR	560	2/26/2027	USD	1,666,667	1,662,778	1,626,452	[1,2,3]
Trident Maritime Systems, Inc.	First Lien Term Loan	10.96%	SOFR	550	2/26/2027	USD	16,900,673	16,718,989	16,492,878	[1,2,3]
Trintech, Inc.	Revolver	11.83%	SOFR	650	7/25/2029	USD	3,499,534	894,881	904,743	[1,2,3,7]
Trintech, Inc.	First Lien Term Loan	11.83%	SOFR	650	7/25/2029	USD	45,381,043	44,123,260	44,147,505	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
TSO Buyer, Inc. & Global Tracking Communications, LLC	Delayed Draw	1.00%			3/29/2029	USD	257,000	$—	$—	[1,3,6]
TSO Buyer, Inc. & Global Tracking Communications, LLC	Revolver	11.70%	SOFR	625	3/29/2029	USD	25,250	25,250	25,250	[1,2,3]
TSO Buyer, Inc. & Global Tracking Communications, LLC	Revolver	0.50%			3/29/2029	USD	227,250	—	—	[1,3,6]
TSO Buyer, Inc. & Global Tracking Communications, LLC	First Lien Term Loan	11.70%	SOFR	625	3/29/2029	USD	2,574,000	2,574,000	2,574,000	[1,2,3]
TSYL Corporate Buyer, Inc.	Delayed Draw	1.00%			12/19/2028	USD	17,000,000	(247,601)	(229,904)[1,3,6]
TSYL Corporate Buyer, Inc.	Revolver	0.50%			12/19/2028	USD	3,500,000	(49,464)	(47,333)[1,3,6]
TSYL Corporate Buyer, Inc.	First Lien Term Loan	10.34%	SOFR	500	12/19/2028	USD	4,500,000	4,435,493	4,439,143	[1,2,3]
User Zoom Technologies, Inc.	First Lien Term Loan	12.31%	SOFR	700	4/5/2029	USD	37,896,774	37,416,252	37,323,742	[1,2,3]
User Zoom Technologies, Inc.	First Lien Term Loan	12.81%	SOFR	750	4/5/2029	USD	9,500,000	9,252,636	9,356,352	[1,2,3]
Vensure Employer Services, Inc.	Delayed Draw	10.57%	SOFR	525	3/26/2027	USD	39,987,778	10,956,855	10,956,009	[1,2,3,7]
Vensure Employer Services, Inc.	Delayed Draw	10.57%	SOFR	525	12/17/2029	USD	14,995,417	4,102,205	4,108,503	[1,2,3,4,7]
Wilson Electronics Holdings, LLC	First Lien Term Loan	12.36%	SOFR	703	5/17/2027	USD	26,068,218	25,766,805	25,663,607	[1,2,3]
WorkForce Software, LLC	Revolver	0.50%			7/31/2025	USD	463,235	—	(8,859)[1,3,6]
WorkForce Software, LLC	First Lien Term Loan	12.74%, 3.00% PIK	SOFR	425	7/31/2025	USD	4,638,766	4,517,686	4,526,747	[1,2,3,5,7]
Workwave Intermediate II, LLC	Delayed Draw	1.00%			6/29/2027	USD	2,711,758	(40,491)	(40,676)[1,3,6]
Xactly Corporation	First Lien Term Loan	12.69%	SOFR	725	7/31/2025	USD	31,524,544	31,064,299	31,355,504	[1,2,3]
Zendesk, Inc.	Delayed Draw	1.00%			11/22/2028	USD	461,957	(5,781)	359	[1,3,6]
Zendesk, Inc.	First Lien Term Loan	11.57%	SOFR	625	11/22/2028	USD	1,895,961	1,875,626	1,897,433	[1,2,3]
								3,482,575,583	3,461,207,398
Utilities — 0.1%
EDPO, LLC	Delayed Draw	1.00%			12/8/2027	USD	713,333	(7,150)	—	[1,3,4,6]
Hamilton Projects Acquiror, LLC	First Lien Term Loan	9.94%	SOFR	450	6/17/2027	USD	3,088,216	2,886,443	3,102,453	[1,2]
Water Holdings Acquisition, LLC	First Lien Term Loan	10.65%	SOFR	525	12/18/2026	USD	13,405,714	13,244,316	13,173,296	[1,2,3]
Water Holdings Acquisition, LLC	Delayed Draw	10.65%	SOFR	525	12/18/2026	USD	8,208,966	486,715	431,029	[1,2,3,7]
Water Holdings Acquisition, LLC	Revolver	10.65%	SOFR	525	12/18/2026	USD	3,188,941	1,879,743	1,982,617	[1,2,3,7]
								18,490,067	18,689,395
Total Senior Secured Loans								13,989,177,631	13,918,207,088
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles — 39.6%
Investment Partnerships — 4.5%
AG Direct Lending Fund II (Unlevered), L.P.						USD	N/A	$15,182,672	$16,774,668	[1,10,18]
AG Direct Lending Fund II, L.P.						USD	N/A	16,126,441	18,757,836	[1,10,18]
AG Direct Lending Fund III, L.P.						USD	N/A	12,089,011	11,823,893	[1,10,18]
AG GTDL Fund II, L.P.						USD	N/A	15,428,413	16,886,897	[1,10,18]
AG Twinbrook Origination Fund I, L.P.						USD	N/A	25,000,000	26,680,687	[1,10,18]
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP						USD	N/A	80,919,386	79,337,809	[1,10,18]
Ares Commercial Finance LP						USD	N/A	28,535,713	34,132,238	[1,10,18]
Ares Priority Loan Co-Invest LP						USD	N/A	28,625,000	29,357,914	[1,10,18]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	4,845,848	6,330,824	[1,10,18]
Barings CMS Fund, LP						USD	N/A	3,000,000	13,202	[1,10,18]
Crescent Mezzanine Partners VIIC, L.P.						USD	N/A	4,989,755	5,741,557	[1,10,18]
Crestline Specialty Lending III (U.S.), L.P.						USD	N/A	21,407,659	22,676,908	[1,10,18]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	15,440,266	17,808,837	[1,10,18]
HPS Mezzanine Partners 2019, L.P.						USD	N/A	8,285,314	9,456,103	[1,10,18]
HPS Specialty Loan Fund V Feeder, L.P.						USD	N/A	53,100,943	56,763,300	[1,10,18]
KKR Institutional Middle Market Fund						USD	N/A	180,000,000	187,487,953	[1,10,18]
Marlin Credit Opportunities Fund, L.P.						USD	N/A	91,393,918	84,424,181	[1,10,18]
Odyssey Co-Investment Partners B, LLC						USD	N/A	1,645,138	1,575,142	[1,10,18]
Providence Debt Fund III (Non-US) L.P.						USD	N/A	3,805,617	4,815,602	[1,10,18]
Raven Asset-Based Credit Fund II LP						USD	N/A	15,171,651	16,546,977	[1,10,18]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	46,280,581	42,849,015	[1,10,18]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	6,919,665	5,180,284	[1,10,18]
Thoma Bravo Credit Fund III Feeder, LP						USD	N/A	—	25,908	[1,10,18]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Thompson Rivers LLC						USD	N/A	$6,267,968	$2,848,897	[1,10,18]
Varagon Capital Direct Lending Fund, L.P.						USD	N/A	33,750,000	34,519,732	[1,10,18]
Vista Credit Partners Fund III, L.P.						USD	N/A	39,879,258	42,962,950	[1,10,18]
VPC Credit Origination Fund, LP						USD	N/A	1,000,000	1,267,911	[1,10,18]
Waccamaw River LLC						USD	N/A	12,518,065	7,731,913	[1,10,18]
West Street Loan Partners V						USD	N/A	9,350,000	9,396,110	[1,10,18]
								780,958,282	794,175,248
Joint Ventures — 0.5%
FBLC Senior Loan Fund LLC						USD	N/A	78,562,000	78,794,409	[1,10,18,19]
Middle Market Credit Fund II, LLC						USD	N/A	12,708,191	13,324,908	[1,10,18,19]
								91,270,191	92,119,317
Non-Listed Business Development Companies — 13.5%
26North BDC, Inc.						USD	400,000	10,000,000	10,339,945	[1,10,18]
AGTB BDC Holdings, LP						USD	4,950,891	125,000,000	126,213,479	[1,10,18]
Ares Strategic Income Fund						USD	3,820,632	100,000,000	105,007,605	[1,10,18]
Barings Capital Investment Corporation						USD	4,312,845	95,000,000	96,429,434	[1,10,18]
Barings Private Credit Corporation						USD	44,235,355	900,000,000	934,424,935	[1,10,18]
Blue Owl Credit Income Corp.						USD	16,163,843	150,000,000	154,396,565	[1,10,18]
Blue Owl Technology Finance Corp.						USD	2,119,509	35,000,000	37,158,906	[1,10,18]
Blue Owl Technology Finance Corp. II						USD	3,574,288	52,173,902	56,309,714	[1,10,18]
Carlyle Credit Solutions, Inc.						USD	2,483,855	50,000,000	50,143,898	[1,10,18]
Carlyle Secured Lending III						USD	307,425	6,235,000	6,660,923	[1,10,18]
Franklin BSP Capital Corp						USD	2,091,712	30,483,901	35,509,285	[1,10,18]
Golub Capital BDC 4, Inc.						USD	7,193,455	107,901,821	110,007,528	[1,10,18]
Golub Capital Direct Lending Corporation						USD	3,336,386	50,000,000	50,928,645	[1,10,18]
Golub Capital Private Credit Fund						USD	7,977,663	200,000,000	203,739,726	[1,10,18]
KKR FS Income Trust Select						USD	399,680	10,000,000	10,000,000	[1,10,18]
KKR FS Income Trust						USD	2,091,712	59,500,000	61,577,453	[1,10,18]
New Mountain Guardian III BDC, L.L.C.						USD	10,000,000	95,650,000	95,371,730	[1,10,18]
New Mountain Guardian IV BDC, L.L.C.						USD	2,250,000	22,500,000	23,428,895	[1,10,18]
Redwood Enhanced Income Corp.						USD	2,856,397	40,600,000	37,253,755	[1,10,18]
Sixth Street Lending Partners						USD	625,828	15,609,630	17,955,160	[1,10,18]
Stellus Private Credit BDC Feeder LP						USD	N/A	17,116,145	17,689,928	[1,10,18]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Non-Listed Business Development Companies (Continued)
Stone Point Credit Corporation						USD	1,954,183	$37,753,642	$38,606,803	[1,10,18]
T. Rowe Price OHA Select Private Credit Feeder Fund LLC						USD	1,804,225	50,000,000	50,687,956	[1,10,18]
TCW Direct Lending VIII LLC						USD	1,000,000	43,947,611	44,141,687	[1,10,18]
Varagon Capital Corporation						USD	1,925,963	19,296,490	19,073,675	[1,10,18]
Vista Credit Strategic Lending Corp.						USD	1,253,535	24,895,744	25,032,276	[1,10,18]
								2,348,663,886	2,418,089,906
Private Collateralized Loan Obligations — 19.3%
ABPCI Pacific Funding LP		17.80%			5/31/2031	USD	137,520,833	137,520,833	149,809,565	[1,10,18]
Antares Loan Funding I Ltd.					6/15/2034	USD	103,200,000	103,200,000	116,968,330	[1,10,18]
Antares Loan Funding I Ltd.		10.58%	SOFR	525	2/17/2032	USD	29,600,000	29,600,000	29,600,000	[1,2,3]
BlackRock MT. Lassen Senior Loan XII						USD	N/A	49,504,950	49,509,467	[1,10,18]
BlackRock Shasta Senior Loan Fund VII, LLC						USD	N/A	645,119,996	665,618,088	[1,10,18]
Comvest Structured Note Issuer I LLC						USD	N/A	266,499,602	271,998,578	[1,10,18]
KCLF Note Issuer I SPV, LLC, Class B		10.06%	SOFR	475	1/15/3033	USD	45,450,000	45,450,000	45,450,000	[1,3]
KCLF Note Issuer I SPV, LLC, Subordinated					1/15/3033	USD	124,025,000	124,025,000	127,469,475	[1,10,18]
NXT Capital Structured Note I LLC						USD	N/A	118,087,262	129,750,515	[1,10,18]
Palisades CLO, LLC						USD	N/A	120,306,230	132,160,784	[1,10,18]
Ares Private Credit Fund C-1 Holdco, LLC — Series 1						USD	N/A	60,526,921	64,472,197	[1,10,18]
Raven Senior Loan Fund LLC						USD	N/A	467,597,208	496,952,435	[1,10,18]
Silver Point Loan Funding, LLC						USD	N/A	917,923,144	956,049,757	[1,10,18]
Varagon Structured Note Issuer I, LLC					10/19/2033	USD	N/A	203,077,228	212,375,800	[1,10,18]
								3,288,438,374	3,448,184,991
Private Equity — 0.1%
26North Direct Lending Management						USD	7	6,667	6,666	[1,3]
Blue Owl Technology Holdings II, LLC, Class A						USD	4	975,825	4,830,800	[1,3]
CSL III Advisor LLC						USD	N/A	25,000	688,061	[1,3]
OHA Private Credit Advisors, LLC						USD	N/A	50,000	50,000	[1,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Private Equity (Continued)
Stellus Private BDC Advisor, LLC						USD	N/A	$—	$1,572,634	[1,3]
Vista Credit BDC Management, L.P.						USD	200	20,000	20,000	[1,3]
								1,077,492	7,168,161
Special Purpose Vehicle for Common and Preferred Equity — 0.1%
Boost Co-Invest LP						USD	N/A	27,058,686	27,058,686	[1,10,18]

Special Purpose Vehicle for Common Equity — 0.3%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	18,877,065	18,975,666	[1,10,18]
GTCR (D) Investors LP						USD	N/A	1,493	1,493	[1,10,18]
Kelso XI Tailwind Co-Investment, L.P.						USD	N/A	800	800	[1,10,18]
KWOL Co.-Invest LP						USD	N/A	22,500,000	23,273,014	[1,10,18]
THL Fund IX Investor Plymouth II LP						USD	N/A	1,865,889	1,865,889	[1,10,18]
Varsity Healthcare Partners VetEvolve Co-Invest A, LP						USD	N/A	3,010,526	3,213,840	[1,10,18]
								46,255,773	47,330,702
Special Purpose Vehicle for Preferred Equity — 0.5%
CCOF Alera Aggregator, L.P.						USD	N/A	9,712,500	11,520,251	[1,10,18]
CCOF Sierra II, L.P.						USD	N/A	15,626,083	18,986,759	[1,10,18]
Chilly HP SCF Investor, LP						USD	N/A	1,980,197	2,347,304	[1,10,18]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	21,577,545	27,580,888	[1,10,18]
Minerva Co-Invest, L.P.						USD	N/A	14,720,018	16,628,554	[1,10,18]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	8,275,406	8,933,397	[1,10,18]
								71,891,749	85,997,153
Special Purpose Vehicle for Senior Secured Loans — 0.7%
17Capital Co-Invest (B) SCSp						EUR	N/A	25,126,428	24,681,805	[1,8,10,18]
Capricorn Co-Invest, L.P.						EUR	N/A	31,560,151	32,154,427	[1,8,10,18]
Piccadilly Co-Invest, L.P.						USD	N/A	56,181,428	59,722,782	[1,10,18]
Proxima Co-Invest, L.P.						USD	N/A	9,837,213	10,218,533	[1,10,18]
								122,705,220	126,777,547
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Subordinated Debt — 0.1%
Luther Co-Invest, L.P.						USD	N/A	$22,043,366	$23,804,020	[1,10,18]
Total Private Investment Vehicles								6,800,363,019	7,070,705,731

Collateralized Loan Obligations — 0.9%
ABPCI Direct Lending Fund CLO X LP		16.05%	SOFR	1,073	1/20/2032	USD	12,000,000	11,477,501	12,226,572	[1,2,3,9,11]
ABPCI Direct Lending Fund CLO XII Ltd.		15.00%	SOFR	968	4/29/2035	USD	7,500,000	7,208,771	7,561,176	[1,2,9,11]
ABPCI Direct Lending Fund CLO XV, Ltd.		14.04%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,021,689	[1,2,3,9,11]
ABPCI Direct Lending Fund CLO XV, Ltd.		11.84%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,454,347	[1,2,3,9,11]
Barings Middle Market CLO 2023-II Ltd.		14.00%	SOFR	867	1/20/2032	USD	10,900,000	10,791,000	10,917,016	[1,2,3,9,11]
Barings Private Credit Corp. CLO 2023-1 Ltd.		11.66%	SOFR	635	7/15/2031	USD	6,000,000	6,000,000	6,150,563	[1,2,3,9,11]
BlackRock Elbert CLO V LLC		24.00%			6/15/2034	USD	39,500,000	39,500,000	29,389,713	[1,3,9,12]
BlackRock Elbert CLO V LLC		14.03%	SOFR	870	6/15/2034	USD	13,000,000	12,635,962	12,363,000	[1,2,9,11]
Deerpath Capital CLO 2023-2, Ltd.		11.95%	SOFR	660	1/15/2036	USD	11,000,000	11,000,000	11,636,266	[1,2,3,9,11]
Golub Capital Partners CLO		11.41%	SOFR	600	10/23/2023	USD	13,950,000	13,950,000	14,269,957	[1,2,3,9,11]
HPS Private Credit CLO 2023-1 LLC		15.16%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,527,266	[1,2,9,11]
Ivy Hill Middle Market Credit Fund XXI Ltd.		13.82%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,509,324	[1,2,3,9,11]
Ivy Hill Middle Market Credit Fund XXI Ltd.		11.70%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,656,013	[1,2,3,9,11]
Monroe Capital MML CLO IX Ltd.		14.28%	LIBOR	870	10/22/2031	USD	10,000,000	9,754,611	9,950,815	[1,2,3,9,11,13]
Monroe Capital MML CLO VII Ltd.		12.84%	LIBOR	725	11/22/2030	USD	2,910,000	2,633,842	2,757,287	[1,2,3,9,11]
Monroe Capital MML CLO VIII, Ltd.		25.50%			11/22/2033	USD	15,000,000	14,710,194	8,428,037	*,1,3,9,11,12
Total Collateralized Loan Obligations								169,848,731	156,819,041

Preferred Stocks — 0.5%
Consumer Discretionary — 0.0%
3 Step Holdings, LLC Series D		0.00%				USD	61	1,000	1,000	[1,3]
HeadRush Technologies — Class A		8.00% PIK				USD	111,500	111,500	111,500	[1,3,5]
HeadRush Technologies — Class C		0.00%				USD	111,500	111,500	111,500	[1,3]
								224,000	224,000

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks (Continued)
Energy — 0.0%
Service Compression Preferred Equity (JR Preferred Shares)		0.00%				USD	231,877	$765,526	$790,699	[1,3]

Health Care — 0.2%
Alcresta Therapeutic, Inc.		0.00%				USD	443	442,530	442,530	[1,3,5]
nThrive, Inc., Series A-2 Preferred		11.00% PIK				USD	15,000	14,550,000	14,049,255	[1,3,5]
Propharma, LLC		13.00% PIK				USD	17,500	16,975,000	17,500,000	[1,3,5,14]
Vardiman Black Holdings, LLC		0.00%				USD	16,761,329	4,891,627	4,891,626	[1,3]
								36,859,157	36,883,411
Industrials — 0.1%
Atomic Transport, LLC		8.50% PIK				USD	2,500	1,783,003	2,427,719	[1,3,5,15]
Atomic Transport, LLC		15.35% PIK				USD	875	857,500	875,000	[1,3,5]
FSG Acquisition, LLC, — Senior Preferred		12.25% PIK				USD	11,250,000	10,968,750	11,205,315	[1,3,5]
OHCP Silver Surfer Holdings Corp. — Series B Preferred		14.00% PIK				USD	7,500	7,275,000	7,386,750	[1,3,5]
S4T Holdings Corp.		8.00% PIK				USD	200	100,000	95,692	[1,3,5,16]
Secret Aggregator 1 Limited		11.00% PIK				GBP	984,176	1,227,003	1,242,176	[1,3,5,8]
								22,211,256	23,232,652
Technology — 0.2%
GS Holder, Inc. Preferred		17.33% PIK				USD	15,000	14,550,000	15,000,000	[1,3,5]
GS Holder, Inc. Preferred		17.32% PIK				USD	10,000	9,700,000	10,000,000	[1,3,5]
Mandolin Technology Holdings, Inc. — Series A Preferred		10.50% PIK				USD	6,500	6,305,000	6,396,755	[1,3,5]
Riskonnect Parent, LLC — Series B Preferred		15.88% PIK				USD	11,000	10,780,000	11,000,000	[1,3,5]
								41,335,000	42,396,755
Total Preferred Stocks								101,394,939	103,527,517

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks — 0.4%
Business Services — 0.0%
UP Intermediate II LLC						USD	10	$1,000	$1,000	[1,3]

Consumer Discretionary — 0.0%
A1 Garage Blocker Aggregator, LP						USD	1,500	1,500,000	3,759,097	[1,3]
Helitech HTI						USD	519	51,900	51,900	[1,3]
Leviathan Intermediate Holdco. LLC						USD	1	1,000	1,000	[1,3]
New Churchill Holdco LLC						USD	10	1,000	1,000	[1,3]
Vertex Service Partners, LLC						USD	1	1,000	1,000	[1,3]
								1,554,900	3,813,997
Consumer Staples — 0.0%
City Line Distributors LLC — CLASS A						USD	60,076	60,076	62,344	[1,3]

Financials — 0.3%
Forbright, Inc.						USD	280,309	3,611,111	10,684,445	[1,3]
Inszone Mid, LLC						USD	1,000	1,000	1,000	[1,3]
Maple Acquisition Holdings, LP (Class A-2)						USD	50	1,000	1,000	[1,3]
Morgan Stanley Direct Lending Fund						USD	2,182,590	45,500,000	47,034,817	[1]
PCS Midco Investment — Class A						USD	1,000	1,000	1,000	[1,3]
								49,114,111	57,722,262
Health Care — 0.1%
Alcresta Therapeutic — Class B						USD	4,470	4,470	4,470	[1,3]
American Family Care EQUITY						USD	179,700	179,700	179,700	[1,3]
GSV PracticeTek Holdings, LLC, Class A						USD	45,704	50,000	50,000	[1,3]
Prolacta Bioscience, Inc. (Class A-3)						USD	3,958,334	3,992,815	3,992,816	[1,3]
Vardiman Black Holdings, LLC						USD	34,545,390	—	—	[1,3]
WCI-BXC Investment Holdings LP						USD	1,000	1,001	1,000	[1,3]
								4,227,986	4,227,986
Industrials — 0.0%
Apex Service Partners Series B						USD	36	1,000	1,000	[1,3]
Atomic Transport, LLC						USD	2,188	654,497	1,163,136	[1,3,15]
Benecon Midco II LLC — Class A						USD	288	1,000	1,000	[1,3]
Clarience Technologies — Class A-1						USD	—	1,000	1,001	[1,3]
My Buyer, LLC						USD	2,076	207,600	207,600	[1,3]
Plimpton & Hills						USD	1,000	1,000	1,000	[1,3]
PlyCorp, LTD.						USD	14,790	14,790	14,790	[1,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks (Continued)
Industrials (Continued)
PlyCorp, LTD.						USD	14,790	$14,790	$14,790	[1,3]
S4T Holdings Corp.						USD	200	100,000	240,430	[1,3,16]
Secret Aggregator 1 Limited						GBP	285	355	360	[1,3,8]
								996,032	1,645,107
Materials — 0.0%
Meyer Laboratory, LLC						USD	1,000	1,000	1,000	[1,3]

Technology — 0.0%
Arcserve — Class A						USD	394,737	967,870	967,870	[1,3]
Total Common Stocks								56,922,975	68,441,566

Subordinated Debt — 0.1%
Financials — 0.1%
KWOR Acquisition, Inc.		14.90% PIK	SOFR	975	12/21/2029	USD	6,938,554	6,792,772	6,906,557	[1,2,3,5]
OTR Midco, LLC		12.00%			5/13/2026	USD	5,500,000	5,500,000	5,500,000	[1,3]
								12,292,772	12,406,557
Health Care — 0.0%
PAW Midco, Inc.		11.50% PIK	FIXED		12/22/2031	USD	1,340,265	1,323,861	1,191,621	[1,2,3,5]
PPV Intermediate Holdings LLC		13.75% PIK	SOFR		8/31/2030	USD	6,476,718	6,140,415	6,043,996	[1,2,3,5,7]
								7,464,276	7,235,617
Materials — 0.0%
Comar Holding Company		11.75% PIK	SOFR		9/17/2024	USD	3,500,000	3,470,068	3,462,075	[1,2,3]

Technology — 0.0%
Arcserve — Class B		9.00% PIK			1/2/2029	USD	410,952	352,105	350,494	[1,3]
Arcserve — Class C		9.00% PIK			1/2/2029	USD	420,320	360,132	358,484	[1,3]
								712,237	708,978
Total Subordinated Debt								23,939,353	23,813,227

Warrants — 0.0%
Energy — 0.0%
Service Compression, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	1**	—	918,091	[1,3]

Health Care — 0.0%
ADMA Biologics, Inc.
Exercise Price: $1.65
Expiration Date: 3/23/2029						USD	1,300,435**	—	6,787,137	[1,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Warrants (Continued)
Health Care (Continued)
ADMA Biologics, Inc.
Exercise Price: $3.26
Expiration Date: 4/30/2030						USD	335,353**	$—	$1,522,685	[1,3]
AWC-MH Holdings, LLC
Exercise Price: $0.01
Expiration Date: 4/28/2033						USD	1**	—	—	[1,3]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	219,298**	—	402,879	[1,3]
								—	8,712,701
Technology — 0.0%
Afiniti, Inc. (via a participation with VHG Investment Fund I, L.P.)
Exercise Price: $40.80
Expiration Date: 6/13/2024						USD	21,640**	1,152,261	435,505	[1,3]
Measurabl, Inc. (via a participation with Multiplier Capital, LLC)
Exercise Price: $18.20
Expiration Date: 4/20/2032						USD	1**	—	300,486	[1,3]
								1,152,261	735,991
Total Warrants								1,152,261	10,366,783

Short-Term Investments — 2.4%
State Street Institutional U.S. Government Money Market Fund		5.26%				USD	426,945,600	426,945,600	426,945,600	[1,17]
Total Short-Term Investments								426,945,600	426,945,600
Total Investments — 121.8%								$21,569,744,509	$21,778,826,553
Senior Notes (net of deferred offering costs of $15,587,336) — (17.6)%									(3,143,445,294)
Liabilities Less Other Assets — (4.2)%									(762,440,445)
Net Assets — 100.0%									$17,872,940,814

Reverse Repurchase Agreements — (0.0)%
Agreement with Deutsche Bank AG, 7.183%, dated 3/21/2024, to be repurchased at $4,399,300 on 6/21/2024, collateralized by Monroe Capital MML CLO IX Ltd. with maturity of 10/22/2031, with a total value of $9,950,815							(4,320,000)	(4,320,000)	(4,320,000)
Total Reverse Repurchase Agreements								(4,320,000)	(4,320,000)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

US – United States

USD – United States Dollar

ARR CSA – Alternate Reference Rate Credit Adjustment Spread

BASE – Base rate as defined in the credit agreement

BBSW – Bank Bill Swap Rate

BBSY – Bank Bill Swap Bid Rate

BKBM – New Zealand 90-Day Bank Bill Rate

CDOR – Canadian Dollar Offered Rate

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

PRIME – Prime Lending Rate

SOFR – Secured Overnight Financiang Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

COP – Certificate of Participation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

RB – Revenue Bonds

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.
[1]

As of March 31, 2024 all or a portion of the security has been pledged as collateral for senior secured notes and revolving credit facility. The value of the securities totaled $21,778,826,553 as of March 31, 2024. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.

[2]	Floating rate security. Rate shown is the rate effective as of period end.
[3]	Value was determined using significant unobservable inputs.
[4]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[5]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
[6]

Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.

[7]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[8]	Foreign securities purchased in foreign currencies are converted to U.S. Dollars using period end spot rates.
[9]	Callable.
[10]	Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.
[11]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $127,429,328, which represents 0.7% of total net assets of the Fund.

[12]	Variable rate security. Rate shown is the rate in effect as of period end.
[13]

All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $9,950,815 as of March 31, 2024. See note 2 for additional information.

[14]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[15]	Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.
[16]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[17]	The rate is the annualized seven-day yield at period end.
[18]	These securities are restricted, the total value of these securities is $6,988,487,570, which represents 39.10% of total net assets of the Fund.
[19]	Affiliated company.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$25,126,428
26North BDC, Inc.	10/11/2023	10,000,000
ABPCI Pacific Funding LP	6/9/2022	137,520,833
AG Direct Lending Fund II (Unlevered), L.P.	3/31/2022	15,182,672
AG Direct Lending Fund II, L.P.	3/31/2020	16,126,441
AG Direct Lending Fund III, L.P.	6/28/2019	12,089,011
AG GTDL Fund II, L.P.	3/31/2022	15,428,413
AG Twinbrook Origination Fund I, L.P.	4/14/2023	25,000,000
AGTB BDC Holdings, LP	5/10/2022	125,000,000
Antares Loan Funding I Ltd.	2/17/2023	103,200,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	80,919,386
Ares Commercial Finance LP	3/31/2021	28,535,713
Ares Priority Loan Co-Invest LP	1/25/2023	28,625,000
Ares Strategic Income Fund	12/5/2022	100,000,000
Ares Private Credit Fund C-1 Holdco, LLC — Series 1	7/11/2023	60,526,921
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	4,845,848
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings CMS Fund, LP	12/28/2021	3,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock MT. Lassen Senior Loan XII	1/23/2024	49,504,950
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	645,119,996
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	18,877,065
Blue Owl Credit Income Corp.	7/29/2021	150,000,000
Blue Owl Technology Finance Corp.	9/24/2020	35,000,000
Blue Owl Technology Finance Corp. II	12/30/2021	52,173,902
Boost Co-Invest LP	1/25/2024	27,058,686
Capricorn Co-Invest, L.P.	12/18/2023	31,560,151
Carlyle Credit Solutions, Inc.	4/4/2022	50,000,000
Carlyle Secured Lending III	9/28/2022	6,235,000
CCOF Alera Aggregator, L.P.	4/25/2023	9,712,500
CCOF Sierra II, L.P.	8/2/2022	15,626,083
Chilly HP SCF Investor, LP	2/9/2022	1,980,197
Comvest Structured Note Issuer I LLC	11/17/2022	266,499,602
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	4,989,755
Crestline Specialty Lending III (U.S.), L.P.	8/30/2021	21,407,659
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Capital Corporation	1/20/2021	30,483,901
Golub Capital BDC 4, Inc.	4/21/2022	107,901,821
Golub Capital Direct Lending Corporation	7/13/2021	50,000,000
Golub Capital Private Credit Fund	12/22/2023	200,000,000
GTCR (D) INVESTORS LP	9/19/2023	1,493
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	15,440,266
HPS Mezzanine Partners 2019, L.P.	11/16/2020	8,285,314

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2024 (Continued)
Security	First Acquisition Date	Cost
HPS Mint Co-Invest Fund, L.P.	5/25/2022	$21,577,545
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	53,100,943
KCLF Note Issuer I SPV, LLC, Subordinated	12/27/2023	124,025,000
Kelso XI Tailwind Co-Investment, L.P.	9/11/2023	800
KKR FS Income Trust	3/28/2024	10,000,000
KKR FS Income Trust Select	6/30/2023	59,500,000
KKR Institutional Middle Market Fund	10/16/2023	180,000,000
KWOL Co.-Invest LP	11/20/2023	22,500,000
Luther Co-Invest, L.P.	7/15/2022	22,043,366
Marlin Credit Opportunities Fund, L.P.	5/21/2021	91,393,918
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
Minerva Co-Invest, L.P.	2/11/2022	14,720,018
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	8,275,406
New Mountain Guardian III BDC, L.L.C.	3/27/2020	95,650,000
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	22,500,000
NXT Capital Structured Note I LLC	1/26/2022	118,087,262
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,645,138
Palisades CLO, LLC	4/18/2023	120,306,230
Piccadilly Co-Invest, L.P.	4/17/2023	56,181,428
Providence Debt Fund III (Non-US) L.P.	3/31/2021	3,805,617
Proxima Co-Invest, L.P.	11/2/2021	9,837,213
Raven Asset-Based Credit Fund II LP	9/21/2021	15,171,651
Raven Senior Loan Fund LLC	5/5/2022	467,597,208
Redwood Enhanced Income Corp.	4/8/2022	40,600,000
Silver Point Loan Funding, LLC	3/22/2022	917,923,144
Silver Point Specialty Credit Fund II, L.P.	12/15/2020	46,280,581
Sixth Street Lending Partners	8/31/2022	15,609,630
Stellus Private Credit BDC Feeder LP	1/31/2022	17,116,145
Stone Point Credit Corporation	12/30/2022	37,753,642
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	6,919,665
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	9/22/2023	50,000,000
TCW Direct Lending VIII LLC	1/31/2022	43,947,611
THL Fund IX Investor Plymouth II LP	8/31/2023	1,865,889
Thoma Bravo Credit Fund III Feeder, LP	1/8/2024	—
Thompson Rivers LLC	6/29/2021	6,267,968
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	33,750,000
Varagon Structured Note Issuer I, LLC	10/13/2021	203,077,228
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	10/11/2023	3,010,526
Vista Credit Partners Fund III, L.P.	9/15/2021	39,879,258
Vista Credit Strategic Lending Corp.	10/10/2023	24,895,744
VPC Credit Origination Fund, LP	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	12,518,065
West Street Loan Partners V	3/14/2024	9,350,000
Total		$6,724,235,527

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Swap Contracts As of March 31, 2024

SWAP CONTRACT

INTEREST RATE SWAPS

Counterparty[1]	Payments Made/Frequency	Payments Received/ Frequency	Termination Date	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.619% / Quarterly	7.06% / Semi-annually	12/6/2025	$34,000,000	$—	$(176,955)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.581% / Quarterly	6.75% / Semi-annually	8/4/2026	115,200,000	—	(794,351)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.665% / Quarterly	7.04% / Semi-annually	1/20/2027	85,000,000	—	39,361
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.700% / Quarterly	7.04% / Semi-annually	1/20/2027	27,000,000		(12,528)
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	650,000,000	—	(29,265,407)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	—	(7,442,033)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	—	(306,064)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	—	(33,931)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.991% / Quarterly	6.77% / Semi-annually	8/4/2028	304,800,000	—	(3,907,525)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.593% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000		544,645
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.642% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000		507,771
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	—	(345,169)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.218% / Quarterly	6.81% / Semi-annually	8/4/2030	114,000,000	—	(2,414,157)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.500% / Quarterly	6.99% / Semi-annually	8/4/2033	66,000,000	—	(2,140,900)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.375% / Quarterly	7.51% / Semi-annually	1/20/2036	45,000,000	—	990,472
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.052% / Quarterly	5.44% / Semi-annually	7/19/2025	215,000,000	—	(5,005,667)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	—	(4,090,491)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	—	(310,356)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	—	(4,967,706)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.889% / Quarterly	7.06% / Semi-annually	1/20/2029	224,000,000	—	126,133
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	—	(8,176,543)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	—	(2,035,942)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.123% / Quarterly	7.23% / Semi-annually	1/20/2031	155,000,000	—	723,519
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.305% / Quarterly	7.40% / Semi-annually	1/20/2034	224,000,000	—	2,526,454
TOTAL INTEREST RATE SWAPS						$(65,967,370)

1        Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.

2        Reset daily with a five business day look back.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Forward Foreign Currency Exchange Contracts As of March 31, 2024

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Counterparty	Currency Sold	Settlement Date	Currency Amount Purchased	Value at Opening Date of Contract	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
USD	State Street	Australian Dollars	May 17, 2024	19,197,008	$12,559,547	$12,527,958	$(31,589)
USD	State Street	Euro	July 17, 2024	5,769,723	6,303,942	6,254,839	(49,103)
					18,863,489	18,782,797	(80,692)
Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	April 30, 2024	$(5,352,054)	$(3,496,872)	$(3,490,992)	$5,880
Australian Dollars	State Street	USD	May 02, 2024	(3,258,792)	(2,144,008)	(2,125,743)	18,265
Australian Dollars	State Street	USD	May 17, 2024	(19,197,008)	(12,557,339)	(12,527,958)	29,381
Australian Dollars	State Street	USD	May 23, 2024	(4,370,351)	(2,876,456)	(2,852,595)	23,861
Australian Dollars	State Street	USD	June 05, 2024	(2,825,290)	(1,845,310)	(1,844,663)	647
Australian Dollars	State Street	USD	June 28, 2024	(13,630,436)	(8,919,853)	(8,903,696)	16,157
British Pound	State Street	USD	April 30, 2024	(18,366,721)	(23,210,067)	(23,185,869)	24,198
British Pound	State Street	USD	May 09, 2024	(19,329,570)	(24,424,265)	(24,402,603)	21,662
British Pound	State Street	USD	June 10, 2024	(3,690,559)	(4,728,407)	(4,659,822)	68,585
British Pound	State Street	USD	June 14, 2024	(5,533,485)	(7,058,707)	(6,986,906)	71,801
British Pound	State Street	USD	June 28, 2024	(76,973,357)	(97,326,652)	(97,207,593)	119,059
British Pound	State Street	USD	July 31, 2024	(1,411,586)	(1,795,707)	(1,783,022)	12,685
British Pound	State Street	USD	August 23, 2024	(871,394)	(1,105,856)	(1,100,845)	5,011
British Pound	State Street	USD	September 30, 2024	(11,246,895)	(14,229,009)	(14,211,744)	17,265
Canadian Dollars	State Street	USD	April 30, 2024	(73,546,234)	(54,598,558)	(54,321,128)	277,430
Canadian Dollars	State Street	USD	May 21, 2024	(649,539)	(481,217)	(479,903)	1,314
Canadian Dollars	State Street	USD	June 03, 2024	(17,107,257)	(12,629,663)	(12,641,668)	(12,005)
Canadian Dollars	State Street	USD	June 04, 2024	(2,019,056)	(1,490,536)	(1,492,035)	(1,499)
Canadian Dollars	State Street	USD	June 11, 2024	(11,475,060)	(8,521,063)	(8,480,685)	40,378
Canadian Dollars	State Street	USD	June 28, 2024	(43,570,016)	(32,147,975)	(32,208,299)	(60,324)
Euro	State Street	USD	April 30, 2024	(132,405,240)	(143,707,518)	(143,036,654)	670,864
Euro	State Street	USD	May 09, 2024	(3,634,681)	(3,934,215)	(3,927,945)	6,270
Euro	State Street	USD	May 31, 2024	(11,745,804)	(12,782,371)	(12,705,474)	76,897
Euro	State Street	USD	June 04, 2024	(3,399,429)	(3,711,802)	(3,677,778)	34,024
Euro	State Street	USD	June 11, 2024	(2,782,781)	(3,051,876)	(3,011,505)	40,371
Euro	State Street	USD	June 13, 2024	(30,213,401)	(33,163,317)	(32,699,406)	463,911
Euro	State Street	USD	June 17, 2024	(15,115,943)	(16,517,418)	(16,362,398)	155,020
Euro	State Street	USD	June 18, 2024	(30,000,000)	(32,773,500)	(32,475,124)	298,376
Euro	State Street	USD	June 28, 2024	(119,562,123)	(129,901,855)	(129,507,711)	394,144
Euro	State Street	USD	July 17, 2024	(10,443,688)	(11,404,221)	(11,321,789)	82,432
Euro	State Street	USD	July 31, 2024	(9,654,039)	(10,550,127)	(10,472,130)	77,997
New Zealand Dollar	State Street	USD	June 27, 2024	(6,358,694)	(3,820,812)	(3,798,934)	21,878
Norwegian Krone	Marlin Equity Partners	USD	February 14, 2025	(13,125,000)	(1,252,983)	(1,217,289)	35,694
Swedish Krona	Marlin Equity Partners	USD	August 23, 2024	(11,250,000)	(1,279,529)	(1,057,802)	221,727
					(723,439,064)	(720,179,708)	3,259,356
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(704,575,575)	$(701,396,911)	$3,178,664

USD – U.S. Dollar
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Summary of Investments (Unaudited) As of March 31, 2024
Security Type/Sector
Senior Secured Loans
Technology	19.3%
Industrials	15.7%
Health Care	13.6%
Financials	12.4%
Consumer Discretionary	6.5%
Communications	2.8%
Business Services	2.4%
Materials	2.4%
Consumer Staples	0.9%
Real Estate	0.9%
Energy	0.6%
Utilities	0.1%
Total Senior Secured Loans	77.9%
Private Investment Vehicles
Private Collateralized Loan Obligations	19.3%
Non-Listed Business Development Companies	13.5%
Investment Partnerships	4.5%
Special Purpose Vehicle for Senior Secured Loans	0.7%
Joint Ventures	0.5%
Special Purpose Vehicle for Preferred Equity	0.5%
Special Purpose Vehicle for Common Equity	0.1%
Special Purpose Vehicle for Common and Preferred Equity	0.1%
Private Equity	0.1%
Special Purpose Vehicle for Subordinated Debt	0.1%
Total Private Investment Vehicles	39.6%
Collateralized Loan Obligations	0.9%
Preferred Stocks
Health Care	0.2%
Technology	0.2%
Industrials	0.1%
Consumer Discretionary	0.0%
Energy	0.0%
Total Preferred Stocks	0.5%
Common Stocks
Financials	0.3%
Health Care	0.1%
Business Services	0.0%
Consumer Discretionary	0.0%
Consumer Staples	0.0%
Industrials	0.0%
Materials	0.0%
Technology	0.0%
Total Common Stocks	0.4%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Summary of Investments (Unaudited) As of March 31, 2024 (Continued)
Security Type/Sector
Subordinated Debt
Financials	0.1%
Health Care	0.0%
Materials	0.0%
Technology	0.0%
Total Subordinated Debt	0.1%
Warrants
Energy	0.0%
Health Care	0.0%
Technology	0.0%
Total Warrants	0.0%
Short-Term	2.4%
Total Investments	121.8%
Senior Notes	(17.6)%
Liabilites Less Other Assets	(4.2)%
Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Assets and Liabilities March 31, 2024
Assets:
Investments in unaffiliated securities, at value (cost $21,478,474,318)(a)	$21,686,707,236
Investments in affiliated securities, at value (cost $91,270,191)	92,119,317
Foreign currency, at value (cost $703,362)	782,530
Unrealized appreciation on forward foreign currency exchange contracts	3,333,184
Cash	340,965,591
Cash collateral for swap contracts	119,970,000
Receivables:
Investment securities sold	14,630,160
Fund shares sold	371,371,449
Dividends and interest	197,514,522
Due from custodian	101,297
Prepaid expenses	564,170
Prepaid underlying loan expense	4,067,593
Prepaid commitment fees on secured credit facility	7,152,235
Total assets	22,839,279,283

Liabilities:
Reverse repurchase agreements, at value (proceeds $4,320,000)	4,320,000
Unrealized depreciation on forward foreign currency exchange contracts	154,520
Unrealized depreciation on swap contracts	65,967,370
Due to counterparty	26,393,006
Payables:
Senior notes (Net of deferred offering cost of $15,587,336) (Note 2)	3,143,445,294
Secured credit facility (Note 2)	1,175,000,000
Dividend payable	420,009,390
Line of credit facility waiver of fees	1,447,327
Investment securities purchased	63,553,445
Deferred tax liability	2,696,998
Interest on senior notes	36,149,429
Interest on secured credit facility	13,241,947
Interest on reverse repurchase agreements	9,481
Investment Management fees	3,411,798
Audit fees	1,014,120
Fund administration fees	1,191,901
Legal fees	60,385
Custody fees	1,349,714
Trustees’ fees and expenses	37,645
Transfer agency fees and expenses	327,152
Sub transfer agency fees and expenses	1,170,861
Swap interest	2,659,931
Other accrued expenses	2,726,755
Total liabilities	4,966,338,469

Net Assets	$17,872,940,814

Commitments and Contingencies (Note 2)
Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$17,849,139,260
Total distributable earnings	23,801,554
Net Assets	$17,872,940,814

Class I Shares:
Net assets applicable to shares outstanding	$17,872,940,814
Shares of beneficial interest issued and outstanding	1,693,479,127
Net asset value, offering, and redemption price per share	10.55

(a)      Includes unrealized appreciation (depreciation) on unfunded loan commitments of $(8,285,213)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Operations
For the Year Ended March 31, 2024
Investment Income:
Interest from unaffiliated investments (net of withholding taxes of $1,134,192)	$1,372,965,303
PIK Interest	28,033,585
Dividends from unaffiliated investments	16,432,016
Distributions from affiliated private investment vehicles	9,377,452
Distributions from unaffiliated private investment vehicles	554,687,782
Miscellaneous income	269,509
Total investment income	1,981,765,647

Expenses:
Investment management fees	139,262,016
Interest on secured credit facility	117,211,027
Interest on reverse repurchase agreements	296,941
Interest on senior notes	137,226,369
Interest on swap contracts	50,295,279
Amortization of origination fees	1,546,730
Amortization of offering costs on notes	2,978,524
Legal fees	1,077,449
Fund administration fees	5,035,070
Fund accounting fees	1,938
Registration fees	1,000,163
Transfer agent fees and expenses	1,805,843
Sub transfer agent fees and expenses	6,881,297
Custody fees	1,752,976
Audit fees	1,254,451
Trustees’ fees and expenses	375,145
Shareholder reporting fees	1,266,894
Chief Compliance Officer fees	108,173
Insurance fees	101,595
Commitment fees on secured credit facility	2,444,787
Miscellaneous expenses	4,833,066
Total fees and expenses	476,755,733
Net investment income	1,505,009,914

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(32,553,164)
Forward foreign currency exchange contracts	7,163,563
Foreign currency transactions	1,418,715
Net realized loss	(23,970,886)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	252,723,613
Investments in affiliated issuers	6,339,191
Forward foreign currency exchange contracts	2,391,390
Foreign currency translations	(1,567,781)
Deferred tax expense	(1,275,856)
Net change in unrealized appreciation/(depreciation), net of deferred taxes	258,610,557
Net realized and unrealized gain (loss)	234,639,671

Net Increase in Net Assets from Operations	$1,739,649,585

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statements of Changes in Net Assets
	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023
Net Increase in Net Assets from:
Operations:
Net investment income	$1,505,009,914	$752,696,412
Net realized gain/(loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	(23,970,886)	3,977,288
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency exchange contracts, foreign currency translations and deferred taxes	258,610,557	(121,468,689)
Net increase in net assets resulting from operations	1,739,649,585	635,205,011

Distributions to shareholders:
Distributions:
Class I	(1,862,584,452)	(565,713,472)
From return of capital:
Class I	(49,232,580)	(122,545,406)
Total	(1,911,817,032)	(688,258,878)

Capital Transactions:
Proceeds from shares sold:
Class I	8,031,814,601	5,201,847,669
Reinvestment of distributions:
Class I	426,760,494	233,479,444
Cost of shares repurchased:
Class I	(1,490,371,992)	(1,048,151,552)
Net increase in net assets from capital transactions	6,968,203,103	4,387,175,561

Net increase in net assets	6,796,035,656	4,334,121,694

Net Assets:
Beginning of period	11,076,905,158	6,742,783,464
End of period	$17,872,940,814	$11,076,905,158

Capital Share Transactions:
Shares sold:
Class I	754,704,052	490,074,099
Shares issued in reinvestment of distributions:
Class I	40,679,215	22,278,048
Shares redeemed:
Class I	(140,210,695)	(98,700,669)
Net increase in capital shares outstanding	655,172,572	413,651,478

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Year Ended March 31, 2024
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$1,739,649,585
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of unfunded commitments	(12,238,216,383)
Sales of investments	5,501,214,209
Net accretion on investments	(30,635,949)
Net realized gain on investments	32,553,164
Net realized gain on paydowns	(20,681,751)
Net change in unrealized (appreciation)/depreciation	(259,062,804)
Return of capital distributions received	446,667,423
Original issue discount and amendment fees	(7,880,548)
PIK interest	(28,033,585)
Net change in deferred tax liability	1,275,856
Change in short-term investments, net	(348,588,534)
(Increase)/Decrease in assets:
Foreign currency	991,679
Investment securities sold	4,363,046
Dividends and interest	(50,795,982)
Due from custodian	(101,297)
Swap interest	5,618,413
Prepaid expenses	2,623,885
Prepaid underlying loan expense	(4,067,593)
Prepaid commitment fees on secured credit facility	3,948,645
Increase/(Decrease) in liabilities:
Due to counterparty	26,393,006
Investment securities purchased	58,909,730
Unfunded loan commitments	(1,219,116,687)
Investment management fees	1,006,467
Interest on reverse repurchase agreements	2,314
Interest on secured credit facility	9,490,703
Interest on senior notes	21,895,583
Audit fees	564,642
Legal fees	(348,411)
Fund administration fees	1,028,831
Trustees’ fees and expenses	37,645
Custody fees	(347,681)
Transfer Agency fees and expenses	161,766
Chief Compliance Officer fees	(10,417)
Other accrued expenses	106,742
Net cash used in operating activities	(6,349,384,288)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Year Ended March 31, 2024 (Continued)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	$7,673,763,450
Cost of shares repurchased	(1,490,371,992)
Distributions paid to shareholders, net of reinvestments	(1,485,056,538)
Dividends payable	420,009,390
Proceeds from reverse repurchase agreements	16,920,000
Payments made on reverse repurchase agreements	(16,470,000)
Proceeds from secured credit facility (see note 2)	1,363,000,000
Payments on secured credit facility (see note 2)	(1,020,000,000)
Payments on term loan (see note 2)	(100,000,000)
Proceeds from senior notes	1,360,000,000
Net cash provided by financing activities	6,721,794,310

Net increase in cash and restricted cash	372,410,022

Cash and restricted cash
Cash and restricted cash, beginning of year	88,525,569
Cash and restricted cash, end of year*	$460,935,591

*     Cash and restricted cash of $340,965,591 and cash deposited with broker for swap contracts of $119,970,000.

Non cash financing activities not included herein consist of $426,760,494 reinvested dividends and $28,033,585 of PIK interest.

Cash paid for interest on credit facility during the period was $107,824,272.

Cash paid for interest on reverse repurchase agreements during the period was $294,627.

Cash paid for interest on senior notes during the period was $115,330,786.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Net asset value, beginning of period	$10.67	$10.79	$10.60	$10.35	$10.15	$10.00
Income from Investment Operations:
Net investment income[1]	1.15	0.87	0.16	0.72	0.72	0.34
Net realized and unrealized gain (loss) on investments[2]	0.18	(0.15)	0.03	0.27	0.19	(0.04)
Total income from investment operations	1.33	0.72	0.19	0.99	0.91	0.30

Less Distributions to shareholders:
From net investment income	(1.41)	(0.69)	—	(0.62)	(0.62)	(0.15)
From return of capital	(0.04)	(0.15)	—	(0.10)	(0.09)	—
From net realized gain	—	—	—	(0.02)	—[3]	—[3]
Total Distributions to shareholders	(1.45)	(0.84)	—	(0.74)	(0.71)	(0.15)

Net asset value, end of period	$10.55	$10.67	$10.79	$10.60	$10.35	$10.15

Total return[4]	13.34%	7.06%	1.79%[5]	10.38%	9.25%	3.05%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,872,941	$11,076,905	$6,742,783	$4,729,648	$744,892	$268,536

Ratio of expenses to average net assets (excluding interest expense)[7]:
Before fees waived and deferred tax expense	1.20%	1.23%	1.28%[6]	1.32%	1.80%	2.25%[6]
After fees waived	1.20%	1.23%	1.28%[6]	1.32%	1.80%	1.78%[6]

Ratio of expenses to average net assets (including interest expense)[7]:
Before fees waived	3.42%	2.95%	1.79%[6]	1.94%	2.43%	2.28%[6]
After fees waived	3.42%	2.95%	1.79%[6]	1.94%	2.43%	1.81%[6]

Ratio of net investment income to average net assets (including interest expense)[7]:
Before fees waived	10.81%	8.23%	6.24%[6]	6.74%	7.04%	3.55%[6]
After fees waived	10.81%	8.23%	6.24%[6]	6.74%	7.04%	4.02%[6]

Portfolio turnover rate	31%	26%	16%[5]	29%	29%	15%[5]

*    Commencement of operations.

**   Fiscal year end changed to March 31, effective January 1, 2022.

1    Based on average daily shares outstanding for the period.

2    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I (Continued)

3    Amount represents less than $0.01 per share.

4    Total returns would have been lower had expenses not been waived by Cliffwater LLC, the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

5    Not annualized.

6    Annualized.

7    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

8       Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).
Supplemental Expense Ratios	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Ratio of expenses to average net assets (excluding interest expense)[7]:
Deferred tax expense	0.01%	0.01%	—%	—%	—%	—%
With fees waived, after taxes	1.21%	1.24%	1.28%	1.32%	1.80%	1.78%

Senior Securities
Total Amount Outstanding
Reverse Repurchase Agreements	$4,320,000	$3,870,000	$6,255,000	$6,833,000	$12,557,000	$6,034,000
Secured Borrowings	—	—	204,168,415	249,990,230	—	—
Senior Credit Facility	1,175,000,000	932,000,000	607,000,000	1,195,000,000	190,000,000	—
Senior Notes	3,225,000,000	1,865,000,000	650,000,000	—	—	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements	4,138,255	2,863,249	1,078,983	693,179	60,321	45,504
Secured Borrowings	—	—	34,026	19,919	—	—
Senior Credit Facility	16,211	12,885	12,108	4,958	4,916	—
Senior Notes	6,517	6,920	11,376	—	—	—

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as a diversified interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of March 31, 2024.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of Subsidiaries

Each Subsidiary was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries are as follows as of March 31, 2024:

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Funds Total Net Assets
CCLF SPV LLC (“CCLF SPV”)	February 3, 2020	$4,189,401,097	23.44%
MCCW Holdings, LLC (“CCLF MCCW”)	April 15, 2021	357,308,598	2.00%
CCLF Holdings LLC (“CCLF HOLD”)	May 25, 2021	22,965,589	0.13%
CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”)	July 26, 2021	15,410,121	0.09%
CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”)	July 26, 2021	1,434,110,030	8.02%
CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”)	March 16, 2022	13,089,394	0.07%
KCLF Holdings LLC (“KCLF Holdings”)	June 14, 2022	184,918,049	1.03%
1585 Koala Holdings, LLC (“Koala Holdings”)	July 25, 2022	66,732,941	0.37%

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

1. Organization (continued)

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Funds Total Net Assets
CW Point LLC (“CW Point”)	February 1, 2023	$139,208,600	0.78%
CCLF Holdings (D6) LLC (“CCLF HOLD (D6)”)	February 8, 2023	—	0.00%
CCLF-B SPV LLC (“CCLF-B SPV”)	February 17, 2023	6,582,314	0.04%
CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”)	March 31, 2023	20,225,691	0.11%
CCLF Holdings (D13) LLC (“CCLF HOLD (D13)”)	May 4, 2023	24,199,273	0.14%
Fivemile River Funding LLC (“Fivemile River Funding”)	May 8, 2023	4,194,666	0.02%
Madison Avenue SPV LLC (“Madison Avenue SPV”)	May 12, 2023	19,475,371	0.11%
CCLF Holdings (D16) LLC (“CCLF HOLD (D16)”)	May 12, 2023	17,602,653	0.10%
CCLF Holdings (D7) LLC (“CCLF HOLD (D7)”)	July 7, 2023	401,257,079	2.25%
Madison Avenue CLO SPV LLC (“Madison Avenue CLO”)	July 13, 2023	28,458,298	0.16%
CCLF Holdings (D18) LLC (“CCLF HOLD (D18)”)	August 1, 2023	27,539,936	0.15%
CCLF Holdings (D20) LLC (“CCLF HOLD (D20)”)	August 10, 2023	7,289,023	0.04%
KCLF Holdings II LLC (“KCLF Holdings II”)	September 26, 2023	190,289,885	1.06%
CCLF Holdings (D23) LLC (“CCLF HOLD (D23)”)	September 26, 2023	23,884,553	0.13%
Steamboat SPV LLC (“Steamboat SPV”)	October 25, 2023	299,982,239	1.68%
CCLF Holdings (D26) LLC (“CCLF HOLD (D26)”)	October 25, 2023	22,753,688	0.13%
CCLF Holdings (D27) LLC (“CCLF HOLD (D27)”)	October 26, 2023	58,639,349	0.33%
CCLF Holdings (D30) LLC (“CCLF HOLD (D30)”)	November 9, 2023	790,699	0.00%
CCLF Holdings (D32) LLC (“CCLF HOLD (D32)”)	November 9, 2023	8,026,286	0.04%
CCLF Holdings (D34) LLC (“CCLF HOLD (D34)”)	February 20, 2024	13,535,141	0.08%
Total		$7,597,870,563

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net asset value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts. Equalization interest on private investment vehicles are interest payments made to existing shareholders of closed-end vehicles when investing in a later close and are expensed as incurred.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Consolidated Statements of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of PIK, which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2024.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statement of Operations. For the year ended March 31, 2024, the Fund did not have interest or penalties associated with underpayment of income taxes.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), KCLF Holdings, Koala Holdings, CW Point, CCLF HOLD (D6), CCLF HOLD (D11), CCLF HOLD (D13), Fivemile River Funding, CCLF HOLD (D7), Madison Avenue SPV, Madison Avenue CLO, KCLF Holdings II, CCLF HOLD (D27), CCLF HOLD (D23), CCLF HOLD (D16), CCLF HOLD (D20), CCLF HOLD (D26), CCLF HOLD (D32), CCLF HOLD (D34), Steamboat SPV, and CCLF-B SPV, are disregarded entities for income tax purposes. CCLF HOLD, CCLF HOLD (D3), CCLF HOLD (D18), and CCLF HOLD (D30) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to disclose the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, short-term investments, bank deposits, and collateral for derivative positions which are readily convertible into cash and have an original maturity of three months or less. State Street Bank and Trust Company serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

Cash and Investments, at value on the Consolidated Statement of Assets and Liabilities can include deposits in money market funds, which are classified as Level 1 assets. As of March 31, 2024, the Fund held cash of $320,783,962, $426,945,600 in a short-term money market fund, $20,181,629 in bank deposits, and $119,970,000 in collateral for swap contracts.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of March 31, 2024, the Fund had two outstanding forward currency contracts purchased long and thirty-four outstanding forward currency contracts sold short, with total notional value of $24,966,731 and $(734,115,483), respectively.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Pursuant to ASC Topic 815, Derivatives and Hedging, the Fund uses interest rate swaps to hedge its fixed rate debt. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships, and therefore the periodic payments are recognized as interest on swap contracts in the Consolidated Statement of Operations. Depending on the nature of the balance at period end, the fair value of the interest rate swaps are either included as a derivative asset or derivative liability on the Fund’s consolidated statement of assets and liabilities. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. Any amounts paid to the counterparties to cover collateral obligations under the terms of the interest rate swap agreements are included in cash deposited with brokers on the Fund’s Consolidated Statement of Assets and Liabilities. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of March 31, 2024, the Fund had twenty-four outstanding interest rate swap contracts with total notional value of $3,525,000,000.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Consolidated Statement of Operations. As of March 31, 2024, the Fund received $3,494,729 in commitment fees. As of March 31, 2024, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $3,161,930,664, $3,110,361,833, and $(8,285,213), respectively.

Borrower	Type	Principal Amount
123Dentist, Inc.	Delayed Draw	$3,873,612
1364720 B.C. LTD	Delayed Draw	5,000,000
1364720 B.C. LTD	Revolver	2,000,000
3 Step Sports LLC	Delayed Draw	3,476,462
3 Step Sports LLC	Revolver	473,684
A1 Garage Equity, LLC	Delayed Draw	1,069,848
A1 Garage Equity, LLC	Revolver	1,515,152
AAH Topco, LLC	Delayed Draw	23,442,772

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
AAH Topco, LLC	Revolver	$423,729
AB Centers Acquisition Corporation	Delayed Draw	1,704,217
AB Centers Acquisition Corporation	Revolver	1,420,181
Abracon Group Holdings, LLC	Delayed Draw	2,857,067
Accession Risk Management Group	Delayed Draw	2,792,857
Acclaim Midco, LLC	Delayed Draw	3,589,744
Acclaim Midco, LLC	Revolver	1,435,897
Accuserve Solutions, Inc.	Delayed Draw	40,280,540
Accuserve Solutions, Inc.	Revolver	1,647,727
ACI Group Holdings, Inc.	Delayed Draw	1,464,619
Acquia, Inc.	Revolver	20,600
ACS Celsius Merger	Delayed Draw	1,424,769
ACS Celsius Merger	Revolver	262,183
Advantage HCS LLC	Revolver	7,500,000
Advantek, LLC	Delayed Draw	1,631,196
Advocate RCM Acquisitions	Revolver	521,000
Affinipay Midco, LLC	Revolver	2,209,945
Afiniti, Inc.	First Lien Term Loan	14,731
Afiniti, Inc.	First Lien Term Loan	36,385
AG-Twin Brook Communication Services	First Lien Term Loan	109,257
AG-Twin Brook Healthcare	Delayed Draw	46,000,000
AG-Twin Brook Healthcare	First Lien Term Loan	617,143
AI Fire Buyer, Inc.	Delayed Draw	1,958,250
Air Comm Corporation, LLC	Revolver	1,182,590
Air Comm Corporation, LLC	Revolver	2,439,024
Alcami Corporation	Delayed Draw	244,227
Alcami Corporation	Revolver	3,052,838
Alcresta Therapeutic	Delayed Draw	3,667,500
Alcresta Therapeutic	Revolver	721,500
Alera Group Holdings, Inc.	Delayed Draw	4,487,564
Alera Group Holdings, Inc.	Delayed Draw	18,830,588
Allied Benefit Systems Intermediate LLC	Delayed Draw	9,085,052
Allworth Financial Group, L.P.	Delayed Draw	33,000,000
Alpine Acquisition Corp.	Revolver	142,760
Alteryx	Delayed Draw	10,661,167
Alteryx	Revolver	1,705,787
Amba Buyer, Inc.	Delayed Draw	13,901,467
American Academy Holdings, LLC	Revolver	159,533
American Family Care	Delayed Draw	795,000
American Family Care	Revolver	278,672
AmeriLife Holdings, LLC	Delayed Draw	7,118,114
AmeriLife Holdings, LLC	Delayed Draw	18,024,000
AmeriLife Holdings, LLC	Revolver	5,181,818
Amspec Parent, LLC	Delayed Draw	8,715,293
Amspec Parent, LLC	Revolver	6,084,507

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Any Hour, LLC	Delayed Draw	$480,000
Any Hour, LLC	Revolver	1,466,667
Apex Service Partners, LLC	Delayed Draw	2,685
Apex Service Partners, LLC	Delayed Draw	4,811
Apex Service Partners, LLC	Delayed Draw	5,388,867
Apex Service Partners, LLC	Delayed Draw	5,405,220
Apex Service Partners, LLC	Delayed Draw	6,683,333
Apex Service Partners, LLC	Revolver	337,309
Apex Service Partners, LLC	Revolver	936,965
Apex Service Partners, LLC	Revolver	1,192,731
Apex Service Partners, LLC	Revolver	2,468,237
Appfire Technologies, LLC	Delayed Draw	6,048,266
Appfire Technologies, LLC	Revolver	756,000
Applied Technical Services, LLC	Delayed Draw	4,124,843
Applied Technical Services, LLC	Revolver	288,729
Applied Technical Services, LLC	Revolver	495,754
Aptean, Inc.	Delayed Draw	14,362,452
Aptean, Inc.	Revolver	7,898,861
AQ Sunshine, Inc.	Delayed Draw	33,895
AQ Sunshine, Inc.	Revolver	2,231,105
Archer Acquisition, LLC	Delayed Draw	4,335,758
Archer Acquisition, LLC	Revolver	261,174
Ardonagh Midco 3 PLC	Delayed Draw	4,442,215
Ardonagh Midco 3 PLC	Delayed Draw	1,632,214
Ardonagh Midco 3 PLC	Delayed Draw	6,433,247
Ardurra Group LLC	Delayed Draw	2,757,457
Ardurra Group LLC	Revolver	1,810,345
Armada Parent, Inc.	Revolver	2,383,333
Arrow Management Acquisition	Delayed Draw	20,000,000
Artivion, Inc.	Delayed Draw	5,669,194
Artivion, Inc.	Revolver	833
ASG II, LLC	Delayed Draw	294,956
ASG III, LLC	Delayed Draw	433,333
ASG III, LLC	Revolver	500,000
Associations, Inc.	Delayed Draw	208,333
ATI Restoration, LLC	Delayed Draw	6,287,443
ATI Restoration, LLC	Revolver	242,790
Auveco Holdings, Inc.	Delayed Draw	1,973,684
Auveco Holdings, Inc.	Revolver	1,019,737
Avalara, Inc.	Revolver	2,727,273
Avalign Holdings, Inc.	Revolver	2,182,258
Avetta, LLC	Revolver	782,608
AWC-MH Acquisition LLC	First Lien Term Loan	71,005
AWP Group Holdings, Inc.	Delayed Draw	2,941,176
AWP Group Holdings, Inc.	Delayed Draw	8,834,365

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
AWP Group Holdings, Inc.	Revolver	$623,529
AWP Group Holdings, Inc.	Revolver	2,314,604
AWT Merger Sub, Inc.	Revolver	928,571
Azurite Intermediate	Delayed Draw	3,118,000
Azurite Intermediate	Revolver	499,000
Bamboo US BidCo LLC	Delayed Draw	3,730,496
Bamboo US BidCo LLC	Revolver	943,890
Bausch Receivables Funding LP	Revolver	5,000,000
Beacon Mobility Corp.	Revolver	748,993
Belmont Buyer, Inc.	Delayed Draw	1,517,442
Belmont Buyer, Inc.	Revolver	1,264,535
BPI Intermediate Holdings, Inc.	Revolver	1,200,000
Benecon Midco II LLC	Revolver	7,137,168
Benefit Street Technology	Revolver	2,233,333
Bestop, Inc.	Delayed Draw	1,597,604
Bestop, Inc.	Revolver	1,414,321
Beta Plus Technologies, Inc.	Revolver	4,020,000
BetterCloud, Inc.	First Lien Term Loan	419,194
BetterCloud, Inc.	Revolver	6,313,721
Bigtime Software, Inc.	Delayed Draw	3,744,000
Bigtime Software, Inc.	Revolver	2,327,586
Biocare Medical LLC	Revolver	2,777,778
Blackbird Purchaser, Inc.	Delayed Draw	5,443,584
Blackbird Purchaser, Inc.	Revolver	4,863,249
BlackHawk Industrial Distribution, Inc.	Delayed Draw	1,168,423
Blueco 22 Limited	Delayed Draw	304,106
Bluefin Holding, LLC	Revolver	3,365,385
BlueHalo Global Holdings, LLC	Revolver	1,285,715
Bluesight, Inc.	Revolver	1,200,000
Bounteous, Inc.	Delayed Draw	865,733
Bounteous, Inc.	Revolver	1,800,000
BradyIFS Holdings, LLC	Delayed Draw	1,469,979
BradyIFS Holdings, LLC	Revolver	1,780,595
Broadcast Music, Inc.	Revolver	1,205,483
BusinesSolver.com, Inc.	Delayed Draw	1,197,576
C.P. Converters, Inc.	First Lien Term Loan	8,462
Cadence Engines Systems Acquisition, Inc.	Revolver	116,667
Camin Cargo Control Holdings, Inc.	Delayed Draw	288,462
Camin Cargo Control Holdings, Inc.	Revolver	227,885
Carevet LLC	First Lien Term Loan	19,809
Castle Management Borrower LLC	Revolver	2,046,030
CC SAG Acquisition Corp.	Delayed Draw	916,399
CC SAG Acquisition Corp.	Revolver	699,301
CC WDW Borrower, Inc.	Delayed Draw	1,631,196
Cerity Partners, LLC	Delayed Draw	12,000,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Cerity Partners, LLC	Revolver	$443,192
CFGI Holdings, LLC	Revolver	1,751,825
CFS Brands, LLC	Delayed Draw	1,626,016
CFS Brands, LLC	Revolver	2,439,024
Charter Industries	Revolver	539,250
Chase Intermediate, LLC	Delayed Draw	45,000,000
Chase Intermediate, LLC	Revolver	2,250,000
Cherry Bekaert Advisory LLC	Delayed Draw	5,906,250
Cherry Bekaert Advisory LLC	Revolver	1,661,392
Citrin Cooperman Advisors, LLC	Delayed Draw	39,197,986
City Line Distributors LLC	Revolver	900
City Line Distributors LLC	Revolver	1,500
Cleo Communications Holding, LLC	Revolver	2,140,000
Climate Pros, LLC	Delayed Draw	29,250,000
CMG Holdings Company, LLC	Delayed Draw	6,885,650
CNSI Holdings LLC	Revolver	1,400,193
Cobham Holdings, Inc.	Revolver	2,343,750
Collision SP Subco, LLC	Delayed Draw	2,760,884
Collision SP Subco, LLC	Revolver	1,060,190
Community Medical Acquisition Corp.	Revolver	1,156,884
Connect America.com, LLC	Revolver	2,241
Contractual Buyer, LLC	Revolver	3,000,000
COP HomeTown Acquisitions, Inc.	Delayed Draw	477,050
COP HomeTown Acquisitions, Inc.	Delayed Draw	986,217
COP HomeTown Acquisitions, Inc.	Revolver	1,387,500
CORA Health Holdings Corp.	Revolver	173,077
CORDENTAL Group Management, LLC	Delayed Draw	1,215,000
CORDENTAL Group Management, LLC	Revolver	359,500
Coretrust Purchasing Group LLC	Delayed Draw	4,511,278
Coretrust Purchasing Group LLC	Revolver	4,511,278
Coupa Holdings, LLC	Delayed Draw	2,167,258
Coupa Holdings, LLC	Revolver	1,659,449
CPC/Cirtec Holdings, Inc.	Revolver	361,757
CPEX Purchaser, LLC	Delayed Draw	828,252
CPEX Purchaser, LLC	Revolver	2,181,818
CPF Dental, LLC	Delayed Draw	1,867,824
CPF Dental, LLC	First Lien Term Loan	57,823
Credit Connection, LLC	Revolver	600,000
Cresset Asset Management, LLC	First Lien Term Loan	3,512
Crewline Buyer, Inc.	Revolver	5,222,499
CRS TH Holdings Corp	Revolver	4,237,288
CSAFE Acquisition Co.	Delayed Draw	1,086,502
CSAFE Acquisition Co.	Revolver	2,660,122
Cube Industrials Buyer, Inc.	Revolver	931,034
Curia Receivables II SPV, LLC	Revolver	4,800,000
DataLink, LLC	Revolver	846,774

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Demakes Borrower, LLC	Delayed Draw	$1,871,180
Denali Bidco, Ltd.	Delayed Draw	1,855,288
Denali Bidco, Ltd.	Delayed Draw	3,601,333
Denali Buyerco LLC	Delayed Draw	30,487,805
Dermatopathology Laboratory Of Central States, LLC	Revolver	1,612,903
DISA Holdings Corp.	Delayed Draw	3,436,707
DISA Holdings Corp.	Revolver	1,145,569
Disco Parent, LLC	Revolver	331,390
DMC Holdco, LLC	Delayed Draw	3,917,586
DMC Holdco, LLC	Revolver	2,611,724
DOXA Insurance Holdings, LLC	Delayed Draw	1,541,778
DOXA Insurance Holdings, LLC	Revolver	114,484
DTI Holdco, Inc.	Revolver	592,685
Dwyer Instruments, Inc.	Delayed Draw	2,277,762
Dwyer Instruments, Inc.	Revolver	2,877,190
Echo Purchaser, Inc.	Delayed Draw	844,769
Echo Purchaser, Inc.	Revolver	536,545
EdgeCo Buyer, Inc.	Delayed Draw	4,305,000
Edmunds GovTech, Inc.	Delayed Draw	11,852,476
Edmunds GovTech, Inc.	Revolver	500
EDPO, LLC	Delayed Draw	713,333
Emerge Intermediate, Inc.	Delayed Draw	123,800
Emerge Intermediate, Inc.	Revolver	1,612,000
Emmes Blocker, Inc.	Delayed Draw	4,456,035
Empower Payments Investor, LLC	Delayed Draw	8,853,000
Empower Payments Investor, LLC	Revolver	4,495,560
ENT MSO LLC	Delayed Draw	377,778
ENT MSO LLC	Delayed Draw	4,790,575
ENT MSO LLC	Revolver	574,869
Enverus Holdings, Inc.	Delayed Draw	1,929,571
Enverus Holdings, Inc.	Delayed Draw	2,665,423
Enverus Holdings, Inc.	Revolver	2,894,356
Enverus Holdings, Inc.	Revolver	4,056,080
EP Wealth Advisors, LLC	Delayed Draw	7,200,000
ERC Holdings, LLC	Revolver	1,979,533
ESG Investments, Inc.	Revolver	2,142,857
Eternal AUS Bidco PTY LTD	Delayed Draw	842,754
Evergreen Services Group II	Delayed Draw	582,265
Evergreen Services Group II	Delayed Draw	1,538,462
Evergreen Services Group II	Revolver	4,625,000
Exactcare Parent, Inc.	Revolver	1,032,787
Excel Fitness Holdings, Inc.	Delayed Draw	10,657,529
Express Wash Concepts	Delayed Draw	2,549,436
Faraday Buyer, LLC	Delayed Draw	1,699,104
Fenix Topco, LLC	Delayed Draw	950,223
Fenix Topco, LLC	Delayed Draw	5,312,683

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Financia	Delayed Draw	$33,000,000
Finastra USA, Inc.	Revolver	7,710,525
Fingerpaint Marketing, Inc.	Revolver	403,226
Flint OpCo, LLC	Delayed Draw	828,957
Flint OpCo, LLC	Revolver	1,027,252
Flow Control Solutions, Inc.	Revolver	192,701
FLS Holding, Inc.	Revolver	2,000,000
Fortis Solutions Group, LLC	Delayed Draw	7,843,333
Fortis Solutions Group, LLC	Delayed Draw	7,843,333
Fortis Solutions Group, LLC	Revolver	873,146
Fortis Solutions Group, LLC	Revolver	1,709,145
Foundation Risk Partners, Corp.	Delayed Draw	25,930,549
FR Vision Holdings, Inc.	Revolver	352,951
FSS Buyer LLC	Revolver	1,610,390
Fullsteam Operations LLC	Delayed Draw	4,602,721
Fullsteam Operations LLC	Revolver	280,593
Gainsight, Inc.	Revolver	1,350,000
Galway Borrower, LLC	Delayed Draw	3,996,448
Galway Borrower, LLC	Delayed Draw	83,551,329
Galway Borrower, LLC	Revolver	422,180
Galway Borrower, LLC	Revolver	1,828,579
Galway Borrower, LLC	Revolver	7,488,904
Gateway US Holdings, Inc.	Revolver	854,815
Gestion ABS Bidco, Inc.	Delayed Draw	8,453,050
Gestion ABS Bidco, Inc.	Revolver	2,542,007
Global Critical Logistics LLC	Delayed Draw	25,000,000
Global Music Rights	Revolver	12,665,816
GMES Intermediate Holdings, LLC	Delayed Draw	3,431,611
GMES Intermediate Holdings, LLC	Revolver	4,102,564
GovBrands Intermediate, Inc.	Revolver	601,144
GovDelivery Holdings, LLC	Delayed Draw	14,202,936
GovDelivery Holdings, LLC	Revolver	12,354,684
Graffiti Buyer, Inc.	Revolver	265,912
Groundworks, LLC	Delayed Draw	479,581
Groundworks, LLC	Revolver	837,696
GS Acquisitionco, Inc.	Delayed Draw	4,200,000
GS Acquisitionco, Inc.	Revolver	690,589
GS Acquisitionco, Inc.	Revolver	1,050,000
GS Seer Group Borrower LLC	Delayed Draw	1,550,707
GS Seer Group Borrower LLC	Revolver	733,945
GSV Holding, LLC	Delayed Draw	11,106,691
GTCR F Buyer Corp.	Delayed Draw	251,051
GTCR F Buyer Corp.	Revolver	1,000
GuidePoint Security Holdings, LLC	Delayed Draw	704,963
GuidePoint Security Holdings, LLC	Revolver	477,364

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
HeartLand PPC Buyer, LLC	Delayed Draw	$4,217,151
HeartLand PPC Buyer, LLC	Revolver	5,430,795
Helios Service Partners, LLC	Delayed Draw	1,063,199
Helium Acquirer Corporation	Delayed Draw	2,225,415
Helium Acquirer Corporation	Revolver	466,323
HemaSource, Inc.	Revolver	3,250,000
Higginbotham Insurance	Delayed Draw	20,275,734
High Bar Brands Operating, LLC	Delayed Draw	3,297,402
High Bar Brands Operating, LLC	Revolver	1,327,721
High Street Buyer	Delayed Draw	4,009,153
Hills Distribution, Inc.	Delayed Draw	838,165
Hills Distribution, Inc.	Revolver	400
Home Service Topco IV, Inc.	Delayed Draw	4,757,325
Home Service Topco IV, Inc.	Revolver	1,066,677
HP RSS Buyer, Inc.	Delayed Draw	5,125,548
HPS Business Services	Delayed Draw	357,715
HPS Consumer Discretionary	First Lien Term Loan	13,338
HPS Financials	Delayed Draw	122,935
HPS Health Care	Delayed Draw	234
HPS Industrials	Delayed Draw	795,333
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	48,429,459
HPS Technology	Revolver	250,000
HS Spa Holdings, Inc.	Delayed Draw	250,000
HS Spa Holdings, Inc.	Revolver	262,379
HTI Intermediate	Delayed Draw	423,000
HTI Intermediate	Revolver	282,500
Hyland Software, Inc.	Revolver	2,659,501
Icefall Parent, Inc.	Revolver	1,620,040
iCIMS, Inc.	Revolver	1,586,666
Iconic Purchaser Corporation	Revolver	617,436
IG Investment Holdings, LLC	Revolver	578,035
Imagefirst Holdings, LLC	Delayed Draw	214,286
Imagine Acquisitionco, Inc.	Revolver	1,157,556
Indigo Buyer, Inc.	Revolver	800,000
Infinity Home Services Holdco, Inc.	Revolver	878
Infinity Home Services Holdco, Inc.	Delayed Draw	2,690,962
Innovetive Petcare, LLC	Delayed Draw	295,440
Inszone Mid, LLC	Delayed Draw	3,481,127
Inszone Mid, LLC	Revolver	529,411
Integrated Power Services	Revolver	2,351,553
Integrity Marketing Acquisition, LLC	Delayed Draw	31,048,344
Integrity Marketing Acquisition, LLC	Delayed Draw	60,294,070
Integrity Marketing Acquisition, LLC	Revolver	10,115,684
Invicti Intermediate 2, LLC	Revolver	1,090,909
IQN Holding Corp.	Delayed Draw	2,020,107
IQN Holding Corp.	Revolver	1,540,107
IvyRehab Intermediate II, LLC	Delayed Draw	41,400,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
IvyRehab Intermediate II, LLC	Revolver	$2,371,711
J.S. Held Holdings LLC	Delayed Draw	212,158
JHCC Holdings LLC	Delayed Draw	1,283,577
JTM Foods, LLC	Revolver	279,799
Kaseya, Inc.	Delayed Draw	3,849,900
Kaseya, Inc.	Revolver	3,070,511
Keel Platform, LLC	Delayed Draw	2,706,767
Keel Platform, LLC (fka Neptune Platform Buyer, LLC)	Delayed Draw	715,000
KENE Acquisition, Inc.	Delayed Draw	5,720,553
KENE Acquisition, Inc.	Delayed Draw	7,265,329
KENE Acquisition, Inc.	Revolver	1,716,166
KENE Acquisition, Inc.	Revolver	2,233,138
KENG Acquisition, Inc.	Delayed Draw	7,584,677
KENG Acquisition, Inc.	Revolver	2,903,226
Kensington Private Equity Fund	Delayed Draw	5,440,000
Keystone Agency Investors	Delayed Draw	23,696,426
Kings Buyer, LLC	Revolver	181,547
Kleinfelder Intermediate LLC	Delayed Draw	2,213,115
Kleinfelder Intermediate LLC	Revolver	1,475,410
Komline-Sanderson Group, Inc.	Delayed Draw	4,687,500
Komline-Sanderson Group, Inc.	Revolver	2,343,750
KPA Parent Holdings, LLC	Revolver	1,301,731
KPSKY Acquisition, Inc.	Delayed Draw	54,340,000
Kriv Acquisition, Inc.	Delayed Draw	3,450,665
Kriv Acquisition, Inc.	Revolver	2,760,532
KWOL Acquisition, Inc.	Revolver	2,196,653
KWOR Acquisition, Inc.	Delayed Draw	11,133,545
KWOR Acquisition, Inc.	Revolver	980,703
Lakeland Tours	Revolver	1,125,966
LeadsOnline, LLC	Revolver	1,176,470
LeadVenture, Inc.	Delayed Draw	2,514,887
LeadVenture, Inc.	Revolver	2,067,446
Liberty Purchaser, LLC	Revolver	120,397
Lido Advisors, LLC	Delayed Draw	9,804,333
Life Science Intermediate Holdings, LLC	Revolver	353,107
Life Science Intermediate Holdings, LLC	Revolver	878,402
LifeStyles Bidco, Ltd.	Revolver	668
Lightbeam Bidco, Inc.	Delayed Draw	4,135,483
Lightbeam Bidco, Inc.	Revolver	810,126
LJ Avalon Holdings, LLC	Delayed Draw	1,575,690
LJ Avalon Holdings, LLC	Revolver	1,034,483
LMG Holdings, Inc.	Revolver	285,714
Magneto Components Buyco, LLC	Delayed Draw	3,636,364
Magneto Components Buyco, LLC	Revolver	3,030,303
Majco LLC	Delayed Draw	1,966,667

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Majco LLC	Revolver	$1,400,000
Mammoth Holdings, LLC	Delayed Draw	4,545,455
Mammoth Holdings, LLC	Revolver	1,136,364
Management Consulting & Research, LLC	Delayed Draw	25,371,429
Management Consulting & Research, LLC	Revolver	2,195,341
ManTech International Corporation	Delayed Draw	8,616,244
ManTech International Corporation	Revolver	6,462,724
Margaritaville Enterprises LLC	Delayed Draw	1,103,375
Margaritaville Enterprises LLC	Revolver	312,500
MB2 Dental Solutions, LLC	Delayed Draw	52,281,684
MB2 Dental Solutions, LLC	Revolver	4,292,379
MBS Holdings, Inc.	Revolver	1,271,186
MBS Services Holdings, LLC	Revolver	109,785
Mc Group Ventures Corporation	Delayed Draw	1,524,038
Mclarens Midco, Inc.	Delayed Draw	1,015,875
Mclarens Midco, Inc.	Revolver	3,485,026
MEI Buyer, LLC	Delayed Draw	2,079,379
MEI Buyer, LLC	Revolver	2,287,317
Mercury Bidco LLC	Revolver	2,040,816
Meyer Laboratory, LLC	Delayed Draw	452,419
Meyer Laboratory, LLC	Revolver	383,927
MGT Merger Target, LLC	Delayed Draw	13,223,026
MGT Merger Target, LLC	Revolver	1,551,724
Mindbody, Inc.	Revolver	1,428,571
MIS Acquisition, LLC	Revolver	2,133,333
MN Acquisition, Inc.	Revolver	2,083,480
Modigent, LLC	Delayed Draw	2,479,288
Modigent, LLC	Revolver	80,357
Monotype Imaging Holdings, Inc.	Delayed Draw	3,448,276
Monotype Imaging Holdings, Inc.	Revolver	5,172,414
Mood Media LLC	Revolver	440,983
More Cowbell II LLC	Delayed Draw	7,836,737
More Cowbell II LLC	Revolver	8,220,142
Motion & Control Enterprises LLC	Revolver	1,410,566
MRI Software, LLC	Delayed Draw	12,454,045
MRI Software, LLC	Revolver	7,284,839
My Buyer, LLC	Delayed Draw	564,000
My Buyer, LLC	Revolver	423,750
National Dentex Labs LLC	Delayed Draw	26,427
National Dentex Labs LLC	Revolver	18,391
National EC Services, Inc.	Delayed Draw	1,177,274
Nelipak Holding, Co.	Delayed Draw	900,504
Nelipak Holding, Co.	Revolver	242,059
Nelipak Holding, Co.	Delayed Draw	468,825
Nelipak Holding, Co.	Revolver	278,301

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	$329,979
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	10,000,000
Netwrix Corporation And Concept Searching, Inc.	Revolver	2,870,000
New Churchill Holdco LLC	Delayed Draw	4,372,442
New Churchill Holdco LLC	Revolver	708,661
New Era Merger Sub, Inc.	Revolver	376,426
New ILC Dover, Inc.	Revolver	325,747
Next HoldCo, LLC	Delayed Draw	19,637,558
Next HoldCo, LLC	Revolver	7,212,915
NFM & J, LP	Delayed Draw	5,380,859
NFM & J, LP	Revolver	1,911,133
NL1 Acquire Corp.	Revolver	1,221,182
North Haven Stallone Buyer, LLC	Delayed Draw	25,249,161
North Star Acquisitionco LLC	Delayed Draw	1,831,999
North Star Acquisitionco LLC	Revolver	2,198,398
Northstar Recycling, Inc.	Revolver	2,000,000
Novotech (Australia) Pty Limited	Delayed Draw	5,254,956
Oakbridge Insurance Agency LLC	Delayed Draw	5,895,192
Oakbridge Insurance Agency LLC	Revolver	1,580,991
OB Hospitalist Group	Revolver	938,931
OIA Acquisition, LLC	Revolver	1,928,571
Oil Changer Holding Corporation	Delayed Draw	16,486,000
OIS Management Services, LLC	Delayed Draw	11,187,608
OIS Management Services, LLC	Revolver	1,423,077
Oliver Packaging, LLC	Revolver	380,952
Olympic Buyer, Inc.	Revolver	1,764,706
OMH-Healthedge Holdings, Inc.	Revolver	1,368,421
OneCare Media, LLC	Revolver	1,333,333
Ons Mso, LLC	Delayed Draw	5,847,971
Ons Mso, LLC	Revolver	620,767
Ons Mso, LLC	Revolver	1,181,593
Oranje Holdco, Inc.	Revolver	1,629,556
Org USME Buyer, LLC	Revolver	168,522
Orion Group FM Holdings, LLC	Delayed Draw	151,054
Orion Group FM Holdings, LLC	Delayed Draw	17,947,368
Orion Group FM Holdings, LLC	Revolver	420
Orion Group FM Holdings, LLC	Revolver	2,460,526
OSP Hamilton Purchaser, LLC	Delayed Draw	36,897,421
OSP Hamilton Purchaser, LLC	Revolver	7,000,000
Otter Learning, LLC	Delayed Draw	3,368,421
Otter Learning, LLC	Revolver	1,000,000
PAG Holding Corporation	Delayed Draw	6,969,377
PAG Holding Corporation	Revolver	1,900,739
Paint Intermediate III, LLC	Revolver	1,170,617
Palmetto Technology Group, LLC	Delayed Draw	334,800

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Palmetto Technology Group, LLC	Delayed Draw	$1,692,000
Palmetto Technology Group, LLC	Revolver	118,220
Pareto Health Intermediate Holdings, Inc.	Revolver	1,852,989
Park Place Technologies, LLC	Delayed Draw	6,131,708
Park Place Technologies, LLC	Revolver	4,077,586
PAS Parent, Inc.	Delayed Draw	3,256,875
PAS Parent, Inc.	Revolver	750,000
Pathstone Family Office, LLC	Delayed Draw	4,747,599
Pathstone Family Office, LLC	Revolver	1,844,559
Patriot Acquisition TopCo S.A.R.L	Delayed Draw	235,579
Patriot Growth Insurance Services, LLC	Delayed Draw	43,800,000
Patriot Growth Insurance Services, LLC	Revolver	2,660,377
Pavion Corp.	Delayed Draw	2,185,889
PC Dreamscape Opco, Inc.	Delayed Draw	3,289,474
PC Dreamscape Opco, Inc.	Revolver	1,315,789
PCS Midco, Inc.	Delayed Draw	674,190
PCS Midco, Inc.	Revolver	155,848
PCS Software, Inc.	Revolver	206,104
PCX Holding Corp.	Revolver	208,333
PDI TA Holdings, Inc.	Delayed Draw	6,043,026
PDI TA Holdings, Inc.	Delayed Draw	9,040,376
PDI TA Holdings, Inc.	Revolver	1,812,908
PDI TA Holdings, Inc.	Revolver	2,682,471
PDQ.com Corporation	Delayed Draw	11,921,850
PDQ.com Corporation	Revolver	1,764,706
PDQ.com Corporation	Revolver	5,605,521
Penn TRGRP Holdings, LLC	Delayed Draw	736,411
Penn TRGRP Holdings, LLC	Revolver	6,289,245
People Corporation	Delayed Draw	3,141,657
Petra Borrower, LLC	Delayed Draw	6,250,000
Petra Borrower, LLC	Revolver	1,125,000
Petrus Buyer, Inc.	Delayed Draw	5,494,505
Petrus Buyer, Inc.	Revolver	1,923,077
PetVet Care Centers, LLC	Delayed Draw	5,119,784
PetVet Care Centers, LLC	Revolver	5,119,784
Phoenix 1 Buyer Corporation	Revolver	5,051,639
PhyNet Dermatology LLC	Delayed Draw	11,133,125
PhyNet Dermatology LLC	Revolver	381,926
Pinnacle Dermatology Management, LLC	Revolver	77,320
Pinnacle Treatment Centers, Inc.	Revolver	197,394
Pinstripe Holdings, LLC	Revolver	2,539,683
Polycorp Ltd.	Delayed Draw	5,340,000
Polycorp Ltd.	Revolver	1,123,500
Power Grid Holdings, Inc.	Revolver	3,363,296
Power Grid Holdings, Inc.	Revolver	7,315,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Powerhouse Intermediate, LLC	Revolver	$507,747
POY Holdings, LLC	Delayed Draw	1,224,373
POY Holdings, LLC	Revolver	2,406,511
PPV Intermediate Holdings LLC	Delayed Draw	63,324
PPV Intermediate Holdings LLC	Delayed Draw	1,121,528
PPV Intermediate Holdings LLC	Delayed Draw	1,985,174
PPV Intermediate Holdings LLC	First Lien Term Loan	211,621
PPV Intermediate Holdings LLC	First Lien Term Loan	237,500
PPV Intermediate Holdings LLC	Revolver	2,538,076
PracticeTek Purchaser LLC	Delayed Draw	2,076,461
PracticeTek Purchaser LLC	Revolver	500
Premise Health Holding Corp.	Revolver	2,817,481
Premium Group B2	Delayed Draw	3,874,539
Prime Buyer, LLC	Revolver	3,856,132
Process Insights	Delayed Draw	1,620,679
Process Insights	Revolver	1,377,577
ProcessUnity Holdings, LLC	Revolver	1,000,000
Project Accelerate Parent, LLC	Revolver	6,250,000
PT Intermediate Holdings III, LLC	Delayed Draw	1,250,250
Purpose Home Health	Delayed Draw	1,455,300
Pye-Barker Fire & Safety	Delayed Draw	6,201,491
QF Holdings, Inc.	Revolver	131,579
Quality Automotive Services, LLC	Delayed Draw	5,308,225
Quality Automotive Services, LLC	Revolver	1,477,132
Questel International	First Lien Term Loan	120,444
R&T Acquisitions, LLC	Delayed Draw	5,770,569
R&T Acquisitions, LLC	Revolver	2,308,228
R1 Holdings LLC	Delayed Draw	2,249,050
R1 Holdings LLC	Revolver	2,549,774
Race Winning Brands, Inc.	Revolver	2,812,500
Radwell Parent, LLC	Delayed Draw	4,430,729
Radwell Parent, LLC	Revolver	279,064
Radwell Parent, LLC	Revolver	2,337,040
Rally Buyer, Inc.	Delayed Draw	381,862
Rally Buyer, Inc.	Revolver	2,227,526
Ranger Buyer, Inc.	Revolver	1,923,077
Raven Buyer, Inc.	Revolver	1,022,727
Rawlings Sports Goods Company, Inc.	Revolver	170
RB Holdings Interco, LLC	Revolver	323,185
RCS Industrials	Revolver	285,714
RCS Technology	Revolver	118,056
Recorded Future, Inc.	Revolver	178,771
Reddy ICE, LLC	Delayed Draw	399,869
Redwood Services Group, LLC	Delayed Draw	41,317
Redwood Services Group, LLC	Delayed Draw	768,678
Redwood Services Group, LLC	Delayed Draw	6,446,580

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
RefrigiWear, LLC	Revolver	$2,601,896
Regent Holding Company, LLC	Revolver	1,917,293
Reliable Doors, LLC	Delayed Draw	388,734
Reliable Doors, LLC	Revolver	177,857
Renovation Systems, LLC	Delayed Draw	359,752
Renovation Systems, LLC	Revolver	216,049
Revalize, Inc.	Revolver	510,750
Riser Topco VII, LLC	Delayed Draw	1,249,001
Riser Topco VII, LLC	Revolver	384,432
Riskonnect Parent, LLC	Delayed Draw	55,560,700
Riskonnect Parent, LLC	Revolver	5,011,695
Riverside Assessments, LLC	Revolver	5,402,519
Royal Buyer, LLC	Delayed Draw	1,418,863
RPM Intermediate Holdings, Inc.	Delayed Draw	1,294,643
RSC Acquisition, Inc.	Revolver	8,690,548
Safety Borrower Holdings	Revolver	677,966
Sage Dental Management	Delayed Draw	2,407,910
SailPoint Technologies, Inc.	Revolver	603,840
Sako and Partners Lower Holdings LLC	Delayed Draw	3,549,655
Saldon Holdings, Inc.	Delayed Draw	566,267
Saldon Holdings, Inc.	Revolver	213,556
Schill Landscaping	Delayed Draw	1,497,816
Secret Bidco Limited	Delayed Draw	2,461,152
Secret Bidco Limited	Revolver	1,476,691
Securonix, Inc.	Revolver	2,288,135
SEI Holding I Corporation	Delayed Draw	4,711,443
SEI Holding I Corporation	Revolver	959,690
Seismic Software, Inc.	Delayed Draw	16,408,163
Seismic Software, Inc.	Revolver	272,390
Seko Global Logistics Network, LLC	Revolver	29,586
SHD Shaw Holdings, LLC	Delayed Draw	1,027,012
Shermco Intermediate Holdings, Inc.	Delayed Draw	672,857
Shock Doctor Intermediate LLC	Revolver	1,819,709
Simplicity Financial Marketing Holdings, Inc.	Delayed Draw	25,750,379
Simplicity Financial Marketing Holdings, Inc.	Revolver	1,388,467
SimpliSafe Holding Corporation	Delayed Draw	3,462,963
SintecMedia NYC, Inc.	Revolver	762,712
Smile Doctors, LLC	Delayed Draw	3,955,000
Smile Doctors, LLC	Revolver	2,208,481
Sonar Acquisitionco, Inc.	Revolver	2,693,750
Sonny’s Enterprises, LLC	Delayed Draw	276,893
Sonny’s Enterprises, LLC	Revolver	640,244
Sonny’s Enterprises, LLC	Revolver	642,787
Southern Air & Heat Holdings, LLC	First Lien Term Loan	26,709,565
Spanx, LLC	Revolver	12,096,621
Spartronics LLC	Revolver	594,819

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Spirit RR Holdings, Inc.	Revolver	$143,684
Stanton Carpet Corp.	Revolver	1,189,468
Star Dental Partners, LLC	Delayed Draw	1,420,335
Star Dental Partners, LLC	Revolver	260,500
Stepping Stones Healing	Revolver	2,000,000
Steward Partners Global Advisory, LLC	Delayed Draw	1,149,658
STV Group, Inc.	Delayed Draw	161,444
STV Group, Inc.	Revolver	113,010
Summit Buyer, LLC	Delayed Draw	14,507,386
Summit Buyer, LLC	Revolver	706,267
Summit Buyer, LLC	Revolver	2,272,727
Sunland Asphalt & Construction, LLC	Delayed Draw	4,453,125
SureWerx Purchaser III, Inc.	Delayed Draw	1,875,000
SureWerx Purchaser III, Inc.	Revolver	575,000
SurfacePrep Buyer, LLC	Delayed Draw	4,440,323
SurfacePrep Buyer, LLC	Delayed Draw	6,480,000
SurfacePrep Buyer, LLC	Revolver	3,885,282
SurfacePrep Buyer, LLC	Revolver	5,670,000
SWK Buyer, Inc.	Revolver	1,228,070
Syntax Systems Ltd.	Revolver	554,455
Tamarack Intermediate, LLC	Delayed Draw	5,690,156
Tamarack Intermediate, LLC	Revolver	3,023,438
Tank Holding Corp.	Revolver	1,186,944
TCP Hawker Intermediate LLC	Delayed Draw	1,963,977
TCP Hawker Intermediate LLC	Revolver	326,546
Team Acquisition Corporation	Revolver	4,618,975
TerSera Therapeutics, LLC	Revolver	531,828
The Arcticom Group, LLC	Delayed Draw	83,379
The Arcticom Group, LLC	Revolver	737,143
The Chempetitive Group	Delayed Draw	1,570,000
The Chempetitive Group	Revolver	446,500
The Ultimus Group Midco, LLC	Delayed Draw	903,503
The Ultimus Group Midco, LLC	Delayed Draw	5,273,482
The Ultimus Group Midco, LLC	Revolver	1,082,995
The Ultimus Group Midco, LLC	Revolver	3,515,654
The Vertex Companies, Inc.	Revolver	720,652
TheKey, LLC	Delayed Draw	19,468,737
THG Acquisition, LLC	Revolver	479,392
Thunder Purchase, Inc.	Revolver	241,057
Thunder Purchase, Inc.	Revolver	366,485
TIDI Legacy Products, Inc.	Delayed Draw	10,597,714
TIDI Legacy Products, Inc.	Revolver	7,630,354
TigerConnect, Inc.	Delayed Draw	270,407
TigerConnect, Inc.	Revolver	1,875,000
Tilley Chemical Co., Inc.	Revolver	2,555,556
Time Manufacturing Acquisition, LLC	Revolver	136,986
Titan Group Holdco, LLC	Revolver	750,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Trackforce Acquireco, Inc.	Revolver	$667,845
Treehouse Child Limited	Delayed Draw	1,132,075
Tribute Technology Holdings, LLC	Revolver	2,441,489
Trilon Group, LLC	Delayed Draw	6,060,429
Trilon Group, LLC	Delayed Draw	7,460,850
Trintech, Inc.	Revolver	2,499,667
TruBlue LLC	Delayed Draw	418,500
TruBlue LLC	Revolver	257,000
Truck-Lite Co., LLC	Delayed Draw	4,655,527
Truck-Lite Co., LLC	Delayed Draw	8,908,270
Truck-Lite Co., LLC	Revolver	773,332
Truck-Lite Co., LLC	Revolver	10,412,478
Trunk Acquisition, Inc.	Revolver	3,693,049
TSO Buyer, Inc.	Delayed Draw	257,000
TSO Buyer, Inc.	Revolver	227,250
TSYL Corporate Buyer, Inc.	Delayed Draw	17,000,000
TSYL Corporate Buyer, Inc.	Revolver	3,500,000
TurningPoint Healthcare Solutions, LLC	Revolver	1,816,524
U.S. Hospitality Publishers, Inc.	Revolver	368,421
Ubeo, LLC	Revolver	2,319,369
Ultimate Baked Goods	Delayed Draw	529,773
United Digestive MSO Parent, LLC	Delayed Draw	8,233,571
United Digestive MSO Parent, LLC	Revolver	1,144,286
United Digestive MSO Parent, LLC	Revolver	1,962,700
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	1,724,138
Universal Marine Medical Supply International, LLC	Delayed Draw	3,912,000
Universal Marine Medical Supply International, LLC	Revolver	937,800
UP Intermediate II LLC	Revolver	658,132
Urology Management Holdings, Inc.	Delayed Draw	1,372,000
Urology Management Holdings, Inc.	Revolver	1,190,476
USHV Management, LLC	Delayed Draw	1,774,703
USHV Management, LLC	Revolver	249,665
USRP Holdings, Inc.	Delayed Draw	3,700,000
USRP Holdings, Inc.	Delayed Draw	11,100,000
USRP Holdings, Inc.	Revolver	3,790,774
V Global Holdings LLC	Revolver	5,276,468
Valcourt Holdings II, LLC	Delayed Draw	9,304,388
Vale Insurance Services LLC	Revolver	2,419,355
Vanguard Packaging	Revolver	268,660
Vardiman Black Holdings, LLC	Delayed Draw	4,190,332
Varsity Rejuvenate, LLC	Delayed Draw	1,280,000
Varsity Rejuvenate, LLC	Revolver	58,200
Vehicle Accessories, Inc.	Revolver	146,186
Vensure Employer Services, Inc.	Delayed Draw	10,673,333
Vensure Employer Services, Inc.	Delayed Draw	28,462,222
Vertex Service Partners, LLC	Delayed Draw	9,753,256

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)
Borrower	Type	Principal Amount
Vertex Service Partners, LLC	Revolver	$2,466,927
Vessco Midco Holdings, LLC	Delayed Draw	4,071,839
VetCor Acquisition	Delayed Draw	60,000,000
VetEvolve Holdings, LLC	Delayed Draw	20,762,167
Visionary Buyer LLC	Delayed Draw	12,000,000
Visionary Buyer LLC	Revolver	3,000,000
Vital Care Buyer, LLC	Revolver	2,626,514
VPP Intermediate Holdings, LLC	Delayed Draw	327,785
VPP Intermediate Holdings, LLC	Delayed Draw	2,927,013
VRC Companies, LLC	Revolver	452,517
VSG Acquisition Corp.	Delayed Draw	5,681,667
VSG Acquisition Corp.	Revolver	1,720,833
W2O Holdings, Inc.	Revolver	283,467
Walter Surface Technologies Inc.	Delayed Draw	3,768,012
Water Holdings Acquisition, LLC	Delayed Draw	3,817,808
Water Holdings Acquisition, LLC	Delayed Draw	3,817,808
Water Holdings Acquisition, LLC	Revolver	266,762
Water Holdings Acquisition, LLC	Revolver	884,274
Watermill Express, LLC	Delayed Draw	397,632
Watermill Express, LLC	Revolver	173,222
Waverly Advisors, LLC	Delayed Draw	1,859,735
WCI-BXC Purchaser, LLC	Revolver	89,381
Wealth Enhancement Group, LLC	Delayed Draw	9,175,676
Wealth Enhancement Group, LLC	Delayed Draw	54,864,865
Wealth Enhancement Group, LLC	Delayed Draw	409,459
Wealth Enhancement Group, LLC	Revolver	439,990
Wealth Enhancement Group, LLC	Revolver	524,324
Wealth Enhancement Group, LLC	Revolver	1,540,541
Wealth Enhancement Group, LLC	Revolver	3,135,135
Web P.T., Inc.	Revolver	820,982
Weber-Stephen Products, LLC	Revolver	1,498,590
Wildcat BuyerCo, Inc.	Delayed Draw	5,126,817
WorkForce Software, LLC	First Lien Term Loan	34,913
WorkForce Software, LLC	Revolver	463,235
Workwave Intermediate II, LLC	Delayed Draw	2,711,758
World Choice Investment	Revolver	261,713
World Insurance Associates, LLC	Delayed Draw	55,291,186
World Insurance Associates, LLC	Revolver	123,126
WPP Bullet Buyer, LLC	Revolver	838,127
Zavation Medical Products, LLC	Revolver	689,189
ZB Holdco LLC	Delayed Draw	343,445
ZB Holdco LLC	Delayed Draw	736,793
Zendesk, Inc.	Delayed Draw	461,957
Zeus Company LLC	Delayed Draw	888,016
Zone Climate Service	Delayed Draw	4,094,347
Zone Climate Service	Revolver	691,945
Total		$3,161,930,664

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Valuation of Investments

In December 2020, the SEC adopted a rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 established requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board of Trustees of the Fund (the “Board”) designated the Investment Manager as its valuation designee to perform fair value determinations (the “Valuation Designee”) and approved new Valuation Procedures for the Fund. The Board has approved the valuation policy and procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

Corporate loans are generally valued using unobservable pricing inputs received from the Fund’s investment partners or other third-party pricing services. The Investment Manager will continuously monitor the valuations of Fund investments provided by investment partners or other third-party pricing services and review any material concerns with the Valuation Committee. The Investment Manager may conclude, however, in certain circumstances, that a fair valuation provided by an investment partner or other third-party pricing service does not represent the fair value of a Fund investment and is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund might value such investment at a discount or a premium to the value it receives from an investment partner or other third-party pricing service, in accordance with the Fund’s valuation procedures. Any such decision would be made in good faith, and subject to the review and supervision of the Valuation Committee. The Investment Manager may choose to value certain immaterial direct corporate loans internally upon approval of the Valuation Committee. The Board will consider, no less frequently than quarterly, all relevant information and the reliability of pricing information provided by the investment partners or other third-party pricing services. Additionally, the values of the Funds’ direct loan investments are adjusted daily based on the estimated total return that the asset will generate during the current quarter. The Investment Manager, other third-party pricing services and the Valuation Committee monitor these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. At the end of the quarter, each direct loan’s value is adjusted based on the actual income and appreciation or depreciation realized by such loan when its quarterly valuations and income are reported. This information is updated as soon as the information becomes available.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the first paragraph within this valuation of investments section.

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price. Reverse repurchase agreements are valued at cost.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. For the year ended March 31, 2024, the average balance outstanding and weighted average interest rate were $4,129,057 and 7.19%, respectively.

	March 31, 2024
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30 – 90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$—	$4,320,000	$4,320,000
Total	$—	$—	$—	$4,320,000	$4,320,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as most recently amended effective March 8, 2024, provides for borrowings on a committed basis in an aggregate principal amount up to $3,375,000,000. Under the Facility, the Fund has a single 7-year term loan in the amount of $500,000,000 (“Term Loan”) and may borrow up to an additional $2,875,000,000 on a revolving basis (the “Revolving Loan”). The Fund may request the Revolving Loan to be increased from time to time up to an aggregate amount of $3,050,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on March 17, 2028, and the Term Loan matures on March 28, 2029. As of March 31, 2024 the Term Loan and Revolving Loan balance were $400,000,000 and $775,000,000, respectively.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes. For the year ended March 31, 2024, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Term Loan were $437,021,858, $500,000,000 and 7.35%, respectively. For the year ended March 31, 2024, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Revolving Loan were $985,653,005, $1,415,000,000 and 7.38%, respectively. In addition, the interest rate at period end on the Term Loan and Revolving Loan were 7.46% and 7.47%, respectively. The interest expense during the year ended March 31, 2024, was $117,211,027. Commitment fees incurred are prepaid and amortized over the term of the loan. For the year ended March 31, 2024, commitment fees were $2,444,787. Unused commitment fees for the year ended March 31, 2024, were $703,333.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at certain times, such as when the Fund incurs indebtedness, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of March 31, 2024.

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On September 29, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund priced additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, $150 million to be issued on April 12, 2024 and $150 million to be issued on June 14, 2024, maturing on April 12, 2029. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships. See Notes 10 and 11 for more information regarding the interest rate swaps.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

The table below sets forth a summary of the key terms of the series of Notes outstanding at March 31, 2024.
Series	Principal Outstanding March 31, 2024	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2024	Fair Value March 31, 2024	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$54,863	$29,265,407	$620,679,730	$607,857,338	4.10%	5.65%	March 28, 2027
A	250,000,000	Semi-Annual	20,109	7,442,033	242,537,858	233,791,284	4.10%	5.28%	March 28, 2027
B	215,000,000	Semi-Annual	569,343	5,005,667	209,424,990	211,305,490	5.44%	6.90%	July 19, 2025
C	130,000,000	Semi-Annual	449,177	4,090,491	125,460,332	127,150,090	5.50%	7.06%	July 19, 2026
D	10,000,000	Semi-Annual	34,549	310,356	9,655,095	9,780,776	5.50%	7.27%	July 19, 2026
E	130,000,000	Semi-Annual	510,521	4,967,706	124,521,773	126,703,869	5.61%	7.24%	July 19, 2027
F	160,000,000	Semi-Annual	712,949	8,176,543	151,110,508	154,607,324	5.72%	7.42%	July 19, 2029
G	40,000,000	Semi-Annual	178,240	2,035,942	37,785,818	38,651,831	5.72%	7.65%	July 19, 2029
H	34,000,000	Semi-Annual	177,809	176,955	33,645,236	34,184,373	7.06%	8.07%	December 6, 2025
I	95,000,000	Semi-Annual	1,025,508	306,064	93,668,428	96,972,400	7.10%	8.42%	December 6, 2027
I	10,000,000	Semi-Annual	64,811	33,931	9,901,258	10,207,621	7.10%	8.32%	December 6, 2027
J	141,000,000	Semi-Annual	1,782,092	345,169	138,872,739	145,564,138	7.17%	8.56%	December 6, 2029
K	115,200,000	Semi-Annual	760,287	794,351	113,645,362	115,853,204	6.75%	8.21%	August 4, 2026
L	304,800,000	Semi-Annual	2,232,698	3,907,525	298,659,777	309,127,918	6.77%	8.52%	August 4, 2028
M	114,000,000	Semi-Annual	870,360	2,414,157	110,715,483	115,945,796	6.81%	8.70%	August 4, 2030
N	66,000,000	Semi-Annual	519,216	2,140,900	63,339,884	67,520,760	6.99%	8.95%	August 4, 2033
O	85,000,000	Semi-Annual	621,270	(39,361)	84,418,091	85,891,057	7.04%	8.50%	January 20, 2027
O	27,000,000	Semi-Annual	1,756	12,528	26,985,716	27,283,042	7.04%	8.28%	January 20, 2027
P	224,000,000	Semi-Annual	1,701,394	(126,133)	222,424,739	229,028,053	7.06%	8.55%	January 20, 2029
Q	155,000,000	Semi-Annual	1,196,620	(723,519)	154,526,899	160,376,190	7.23%	8.74%	January 20, 2031
R	224,000,000	Semi-Annual	1,750,451	(2,526,454)	224,776,003	234,453,833	7.40%	8.89%	January 20, 2034
S	45,000,000	Semi-Annual	353,313	(990,472)	45,637,159	48,194,867	7.51%	9.04%	January 20, 2036
T	—	Semi-Annual	—	(544,645)	544,645	—	6.69%	—%
T	—	Semi-Annual	—	(507,771)	507,771	—	6.69%	—%
Total	$3,225,000,000		$15,587,336	$65,967,370	$3,143,445,294	$3,190,451,254

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 6.36% – 6.85%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term ratings by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

2. Significant Accounting Policies (continued)

The Fund incurs costs in connection with the issuance of the Notes. These costs are recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of offering costs on notes is included on the Consolidated Statement of Operations and the carrying amount on the Consolidated Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs and the interest rate fair value adjustment.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At March 31, 2024, the Fund was in compliance with all covenants under the Note Agreements.

3. Principal Risks

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

3. Principal Risks (continued)

or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Economic Downturn or Recession or Other Market Disruption

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Fund invests in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted.

LIBOR Discontinuation Risk

LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests have also paid interest at floating rates based on LIBOR.

The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR tenors, including some U.S. dollar LIBOR tenors, on December 31, 2021, and ceased publishing the remaining and most liquid U.S. dollar LIBOR tenors on June 30, 2023. As a result, many market participants have transitioned to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. The UK Financial Conduct Authority has announced that it will require the publication of synthetic LIBOR for the one-month, three-month and six-month U.S. dollar LIBOR settings after June 30, 2023 through at least September 30, 2024.The U.S. Federal Reserve, based on the recommendations of the Alternative Reference Rate Committee (comprised of major derivative market participants

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

3. Principal Risks (continued)

and their regulators) of the New York Federal Reserve (NYFR), has begun publishing SOFR, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are developing in response to these new rates.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Although the transition away from LIBOR has become increasingly well-defined, any potential effects of the transition away from LIBOR and other benchmark rates on financial markets, a fund or the financial instruments in which a fund invests can be difficult to ascertain. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Global regulators have advised market participants to cease entering into new contracts using LIBOR as a reference rate, and it is possible that investments in LIBOR-based instruments could invite regulatory scrutiny. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or NAV.

Specifically, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

SOFR RISK

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR. If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

3. Principal Risks (continued)

substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% accrued daily, on an annualized basis of the Fund’s Net Assets. Prior to March 6, 2023, the Investment Manager had contractually agreed to an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, distribution and servicing fees, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.25% of the average daily net assets of Class I Shares (the “Expense Limit”).

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the year ended March 31, 2024, the Fund’s allocated UMBFS fees are reported on the Consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. An officer and Trustee of the Fund is an employee of the Investment Manager. The Fund does not compensate Trustees or officers affiliated with the Investment Manager for their service to the Fund. For the year ended March 31, 2024, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator or Investment Manager are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the year ended March 31, 2024, are reported on the Consolidated Statement of Operations.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

5. Fair Value of Investments

Fair value — Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•  Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•  Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•  Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

5. Fair Value of Investments (continued)

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2024:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$454,550,420	$13,463,656,668	$—	$13,918,207,088
Private Investment Vehicles	—	—	82,218,161	6,988,487,570	7,070,705,731
Collateralized Loan Obligations	—	27,451,443	129,367,598	—	156,819,041
Preferred Stocks	—	—	103,527,517	—	103,527,517
Common Stocks	47,034,817	—	21,406,749	—	68,441,566
Subordinated Debt	—	—	23,813,227	—	23,813,227
Warrants	—	—	10,366,783	—	10,366,783
Short-Term Investments	426,945,600	—	—	—	426,945,600
Total Investments, at fair value	$473,980,417	$482,001,863	$13,834,356,703	$6,988,487,570	$21,778,826,553
Other Financial Instruments[1]
Forward Contracts	$—	$3,333,184	$—	$—	$3,333,184
Swap Contracts	—	5,458,355	—	—	5,458,355
Total Assets	$473,980,417	$490,793,402	$13,834,356,703	$6,988,487,570	$21,787,618,092

Liabilities
Investments, at fair value
Reverse Repurchase Agreement	$—	$4,320,000	$—	$—	$4,320,000
Other Financial Instruments[1]
Forward Contracts	—	154,520	—	—	154,520
Swap Contracts	—	71,425,725	—	—	71,425,725
Total Liabilities, at fair value	$—	$75,900,245	$—	$—	$75,900,245

1    Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

5. Fair Value of Investments (continued)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the year ended March 31, 2024:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2023	$9,091,742,653	$35,925,426	$81,824,551	$88,528,773	$162,219,034	$4,928,283	$8,443,546	$9,473,612,266
Purchases	10,329,885,830	45,526,667	64,577,850	14,825,685	2,129,198	—	5,557,368	10,462,502,598
Sales/Paydowns	(2,807,025,280)	—	—	(765,526)	(138,549,195)	—	—	(2,946,340,001)
Realized gains (losses)[1]	12,496,430	—	—	—	2,902,646	—	—	15,399,076
Original issue discount and amendment fees	(25,807,063)	597,524	—	—	—	—	—	(25,209,539)
Accretion	19,359,858	—	170,962	—	68,522	—	—	19,599,342
Change in Unrealized appreciation (depreciation)	71,314,292	168,544	(7,232,404)	173,059	(4,745,357)	5,438,500	7,405,835	72,522,469
Transfers In2	16,929,142	—	9,950,815	765,526	—	—	—	27,645,483
Transfers Out[3]	(3,245,239,194)	—	(19,924,176)	—	(211,621)	—	—	(3,265,374,991)[4]
Balance as of March 31, 2024	$13,463,656,668	$82,218,161	$129,367,598	$103,527,517	$23,813,227	$10,366,783	$21,406,749	$13,834,356,703
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2024	$61,026,806	$168,544	$(8,450,866)	$173,059	$182,075	$5,861,776	$7,405,835	$66,367,230

1    Senior Secured Loans includes paydown gains (losses) of $14,000,406.

2    Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

3    Transferred from Level 3 to Level 2 because observable market data became available for the investments.

4    $3,157,528,709 represents unfunded loan commitments.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2024.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Collateralized Loan Obligations	$ 129,367,598	Income approach	Interest Rate/ Discount Margin	5.55% – 25.50%	12.40%	Decrease
			Default Rate	3 CDR	3 CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment +24 months	N/A	Decrease
			Prepayment Assumptions	20 CPR	20 CPR	Increase
			Reinvestment Assumptions	$99.00	$99.00	Decrease
Common Stocks	4,591,771	Market approach	Recent Transaction Price	$1 – $2,460	$8	Increase
	10,684,445	Market approach	LTM Revenue Multiple	2.6x	2.6x	Increase
	967,870	Market approach	Enterprise value ($ Millions)	$158	$158	Increase
	5,162,663	Market approach	LTM EBITDA Multiple	8.0x – 26.0x	21.4x	Increase
Preferred Stocks	2,699,405	Market approach	Recent Transaction Price	$1 – $999	$165	Increase
	100,828,112	Income approach/ Market Approach	Discount Rate	$13.38% – $14.33%	13.45%	Decrease
			Enterprise value ($ Millions)	$774	$774	Increase
			LTM Revenue Multiple	1.9x – 7.0x	3.9x	Increase
			LTM EBITDA Multiple	8.0x – 22.0x	15.3x	Increase
Private Investment Vehicles	45,526,666	Market approach	Recent Transaction Price	$100 – $50,000	$155	Increase
	29,600,000	Income approach	Discount Rate	4.3%	4.3%	Decrease
	7,091,495	Income approach	Weighted Average Cost of Capital	15.08% – 18.77%	16.86%	Decrease

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Senior Secured Loans	$ 7,219,331,376	Income approach	Discount Rate	3.27% – 23.90%	10.76%	Decrease
			LTM Revenue ($ Millions)	$26 – $8,052	$459	Increase
			Debt/EBITDA	0.6x – 15.8x	5.2x	Decrease
			Interest Coverage	0.0x – 11.2x	1.5x	Increase
	37,798,488	Market approach	Enterprise value ($ Millions)	$12 – $500	$277	Increase
	299,378	Market approach	Recovery Rate	57%	57%	Increase
	6,206,227,426	Market approach	Recent Transaction Price	$76.50 – $101.87	$98.23	Increase
Subordinated Debt	5,500,000	Market approach	EBITDA Multiple	16.2x	16.2x	Increase
	18,313,227	Income approach	Discount Rate	13.29% – 19.88%	15.61%	Decrease
			LTM Revenue ($ Millions)	$266 – $1,873	$954	Increase
			Debt/EBITDA	8.0x – 10.3x	9.1x	Decrease
			Interest Coverage	1.0x – 1.8x	1.3x	Increase
Warrants	735,991	Market approach	Enterprise value ($ Millions)	$121 – $2,453	$1,556	Increase
			Cost of equity	18.00%	18.00%	Decrease
	918,091	Market approach	Recent Transaction Price	$918,091	$919,091	Increase
	8,712,701	Income approach	Exercise Price	$1.65 – $3.26	$1.96	Decrease
			Expected Volatility	48% – 122%	51%	Increase
Total investments, at fair value	$ 13,834,356,703

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

6. Capital Stock (continued)

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the year ended March 31, 2024 are as follows:
Commencement Date	April 13, 2023	July 13, 2023	October 12, 2023	January 19, 2024
Repurchase Request	May 15, 2023	August 14, 2023	November 13, 2023	February 20, 2024
Repurchase Pricing date	May 15, 2023	August 14, 2023	November 13, 2023	February 20, 2024

Net Asset Value as of Repurchase Offer Date
Class I	$10.55	$10.61	$10.64	$10.72

Amount Repurchased
Class I	$430,219,396	$209,420,547	$476,543,334	$374,188,714

Percentage of Outstanding Shares Repurchased
Class I	3.70%	1.63%	3.21%	2.20%

7. Federal Income Taxes

Fund Income Tax

At March 31, 2024, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments including proceeds from reverse repurchase agreements	$21,688,743,809
Gross unrealized appreciation	349,089,970
Gross unrealized depreciation	(259,007,226)
Net unrealized depreciation on investments	$90,082,744

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to certain investments in partnerships and holdings in Domestic Blockers. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings.

	Increases/(Decrease)
	Capital	Total Distributable Earnings (Loss)
Cliffwater Corporate Lending Fund	76,331,950	(76,331,950)

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

7. Federal Income Taxes (continued)

As of December 31, 2023, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	(6,167,671)
Unrealized appreciation/(depreciation)
Investments	42,048,432
Foreign Currency	—
Organizational costs	(34,520)
Total distributable earnings	$35,846,241

The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	2023	2022
Distribution paid from:
Ordinary income	$1,370,935,360	$565,713,472
Return of Capital	49,232,570	122,545,406
Net long-term capital gains	—	—
Total distributions paid	$1,420,167,930	$688,258,878

At December 31, 2023, the Fund had an accumulated capital loss carry forward as follows:

Cliffwater Corporate Lending Fund
Short-term	$6,167,671
Long-term	—
Total	$6,167,671

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Domestic Blocker Income Tax

CCLF Holdings LLC, CCLF Holdings (D3) LLC, CCLF Holdings (D18) LLC and CCLF Holdings (D30) LLC (the “Domestic Blockers”) recorded provisions for income tax expense (benefit) for the year ended March 31, 2024, in the amount of $1,275,856. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

Deferred	$1,275,856

As of March 31, 2024, temporary differences between financial and tax reporting that give rise to deferred income taxes totaled $2,696,998, resulting principally from differences in the recognition of income from partnership investments and the treatment of unrealized appreciation/depreciation. The Domestic Blockers have a net deferred tax liability recorded as of March 31, 2024. Should a net deferred tax asset exist in the future, the Domestic Blockers will assess whether a valuation allowance should be booked to reserve against that asset.

The statutory rate and effective federal rate is 21%. The Fund is currently using an estimated tax rate of 3.95% for state and local tax, net of federal tax benefit.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

8. Investment Transactions

For the year ended March 31, 2024, purchases and sales of investments, excluding short-term investments, were $12,238,216,383 and $5,501,214,209 respectively, net of unfunded commitments.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign currency exchange contracts and swap contracts for the year ended March 31, 2024 in order to hedge overall portfolio currency risk and interest rate risk, respectively. By entering into forward foreign exchange currency contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract. By entering into swap agreements, the Fund agrees to exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. The Fund may be susceptible to losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected, and are subject to counterparty credit, liquidity, valuation, correlation and leverage risk.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. Forward contracts are not designated as hedging instruments. Interest rate swap contracts are designated as hedging instruments. The fair values of derivative instruments as of March 31, 2024, and the realized and unrealized gain (loss) during the year ended March 31, 2024 are as follows:

Derivatives Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized depreciation on swap contracts	Interest Rate Swap Contracts	$—	$65,967,370
Total		$—	$65,967,370
Derivatives Not Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$3,333,184	$154,520
Total		$3,333,184	$154,520
Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward foreign currency exchange contracts	$7,163,564	$7,163,564

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

10. Derivatives and Hedging Disclosures (continued)

Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward foreign currency exchange contracts	$2,391,390	$2,391,390

The quarterly average volumes of derivative instruments as of March 31, 2024 are as follows:

Derivatives Instruments		Notional Value
Forward foreign currency exchange contracts	Long Forward Contract	$7,265,843
	Short Forward Contract	(642,682,434)
Interest rate contracts	Long Swap Contract	2,583,600,000

11. Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A fund mitigates credit risk with respect to Over-the-Counter (“OTC”) derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the fund and each of its counterparties. These agreements allow the fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the fund from its counterparties are not fully collateralized contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of each derivative contract. As of March 31, 2024, the Fund is subject to master netting arrangements for swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2024:

Description	Counterparty	Gross Amount of Asset/ Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
					Financial Instruments*	Cash Collateral Pledged*	Net Amount
Assets
Unrealized appreciation on swap contracts	PNC Bank, N.A	$2,082,249	$(2,082,249)	$—	$—	$—	$—
Unrealized appreciation on swap contracts	MUFG Bank, Ltd.	3,376,106	(3,376,106)	—	—	—	—
Total Assets		$5,458,355	$(5,458,355)	$—	$—	$—	$—

Liabilities
Unrealized depreciation on swap contracts	PNC Bank, N.A	$(46,839,020)	$2,082,249	$(44,756,771)	$—	$44,756,771	$—
Unrealized depreciation on swap contracts	MUFG Bank, Ltd.	(24,586,705)	3,376,106	(21,210,599)	—	21,210,599	—
Total Liabilities		$(71,425,725)	$5,458,355	$(65,967,370)	$—	$65,967,370	$—

*       Amounts relate to master netting agreements and collateral agreements which have been determined by the Investment Manager to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

12. Related Party Transactions and Arrangements

Transactions related to investments in affiliated companies, as defined by the Investment Company Act of 1940, by virtue of the Fund owning at least 5% of the voting securities of the issuer, for the year ended March 31, 2024 were as follows:

Affiliated Investment Company	Type of Asset	Industry	Beginning Value at March 31, 2023	Purchases at Cost	Proceeds from Sales	Dividend Income	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2024
FBLC Senior Loan Fund LLC[1]	Investment Fund	Diversified	$71,110,878	$—	$—	$7,070,580	$—	$7,683,531	$78,794,409
Middle Market Credit Fund II, LLC[2]	Investment Fund	Diversified	14,669,248	—	—	2,306,872	—	(1,344,340)	13,324,908
Total			$85,780,126	$—	$—	$9,377,452	$—	$6,339,191	$92,119,317

1    Franklin BSP Lending Corporation (FBLC) and Cliffwater Corporate Lending Fund (the “Fund”) are the members of FBLC Senior Loan Fund LLC (SLF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in SLF in the form of LLC equity interests as SLF makes investments, and all portfolio and other material decisions regarding SLF must be submitted to SLF’s board of directors which is comprised of an equal number of members appointed by each of FBLC and the Fund. Because management of SLF is shared equally between FBLC and the Fund, the Fund does not believe it controls SLF for purposes of the Investment Company Act or otherwise.

2    Carlyle Secured Lending, Inc (CSL) and Cliffwater Corporate Lending Fund (the “Fund”) are the members of Middle Market Credit Fund II, LLC (MMCF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in MMCF in the form of LLC equity interests as MMCF makes investments, and all portfolio and other material decisions regarding MMCF must be submitted to MMCF’s board of directors which is comprised of an equal number of members appointed by each of CSL and the Fund. Because management of MMCF is shared equally between CSL and the Fund, the Fund does not believe it controls MMCF for purposes of the Investment Company Act or otherwise.

13. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of March 31, 2024:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
17Capital Co-Invest (B) SCSp	NAV Loan	$25,126,428	$24,681,805	$287,500	None	N/A	Liquidation to commence on the earlier of 5/7/2031 but no later than 180 days following full realization
26North BDC, Inc.	Middle market direct lending	10,000,000	10,339,945	90,000,000	None	N/A	Perpetual until the dissolution of the company
ABPCI Pacific Funding LP	Middle market direct lending	137,520,833	149,809,565	67,479,167	Monthly	Redemptions pursuant to the note purchase and security agreement upon the direction of a majority of the subordinated notes	November 3, 2031 after the payment in full of the obligations of the issuer pursuant to the note purchase agreement
AG Direct Lending Fund II (Unlevered), L.P.	Middle market direct lending	15,182,672	16,774,668	2,398,584	None	N/A	Fifth anniversary of the expiration of the commtiment period with one one-year extension available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
AG Direct Lending Fund II, L.P.	Middle market direct lending	$16,126,441	$18,757,836	$—	None	N/A	December 31, 2024 with one-year extensions available
AG Direct Lending Fund III, L.P.	Middle market direct lending	12,089,011	11,823,893	1,600,000	None	N/A	September 30, 2026 with one-year extensions available
AG GTDL Fund II, L.P.	Middle market direct lending	15,428,413	16,886,897	2,400,000	None	N/A	Fifth anniversary of the expiration of the commtiment period with one one-year extension available
AG Twinbrook Origination Fund I, L.P.	Middle market direct lending	25,000,000	26,680,687	225,000,000	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
AGTB BDC Holdings, LP	Middle market direct lending	125,000,000	126,213,479	—	None	N/A	Six-year anniversary of the initial closing as determined by the board if a merger has not occurred
Antares Loan Funding I Ltd.	Middle market direct lending	103,200,000	116,968,330	—	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the credit agreement	February 17, 2032
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	Middle market direct lending	80,919,386	79,337,809	120,071,154	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Ares Commercial Finance LP	Asset-based lending	28,535,713	34,132,238	26,216,040	None	N/A	June 30, 2025

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Ares Priority Loan Co-Invest LP	Priority revolvers to middle market companies	$28,625,000	$29,357,914	$13,660,500	None	N/A	Until the end of the fiscal quarter during which occurs the fifth anniversary of the end of the investment period which may be extended for one year.
Ares Private Credit Fund C-1 Holdco, LLC - Series 1	Middle market direct lending	60,526,921	64,472,197	439,473,079	None	N/A	Shall continue until cancellation of the Certificate of Formation as provided in the Delaware Limited Liability Company Act
Ares Strategic Income Fund	Middle market direct lending	100,000,000	105,007,605	—	None	N/A	Perpetual unless terminated pursuant to the applicable provisions contained in the Declaration of Trust or the Statutory Trust Act.
Banner Ridge DSCO Fund II (Offshore), LP	Diversified private credit strategies	4,845,848	6,330,824	45,154,152	None	N/A	Until the tenth anniversary of the iniitial closing date with two one-year extensions
Barings Capital Investment Corporation	Middle market direct lending	95,000,000	96,429,434	—	None	N/A	Until the earlier of a liquidity event or July 13, 2027
Barings CMS Fund, LP	Middle market direct lending	3,000,000	13,202	247,000,000	None	N/A	Until distribution of investment proceeds
Barings Private Credit Corporation	Middle market direct lending	900,000,000	934,424,935	—	Quarterly[2]	Redemptions permitted at the discretion of the investment manager	N/A
BlackRock MT. Lassen Senior Loan XII	Middle market direct lending	49,504,950	49,509,467	150,495,050	None	Redemptions pursuant to the Credit Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	December 28, 2032

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
BlackRock Shasta Senior Loan Fund VII, LLC	Middle market direct lending	$645,119,996	$665,618,088	$11,880,004	None	Redemptions pursuant to the Note Purchase and Security Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	Earlier of twelve years from closing date and the amortization date (if any)
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	ABL co-Investment	18,877,065	18,975,666	1,345,782	None	N/A	Until the partnership is dissolved and subsequently terminated
Blue Owl Credit Income Corp.	Middle market direct lending	150,000,000	154,396,565	—	Quarterly[2]	N/A	N/A
Blue Owl Technology Finance Corp.	Middle market direct lending	35,000,000	37,158,906	—	None	N/A	Until earliest of an Exchange Listing, the fifth anniversary of the final closing, and August 10, 2025
Blue Owl Technology Finance Corp. II	Middle market direct lending	52,173,902	56,309,714	22,826,098	None	N/A	Earlier of the five year anniversary of the Final Closing and the seven year anniversary of the Initial Closing, with two one-year extensions available
Boost Co-Invest, L.P.	Preferred equity co-investment	27,058,686	27,058,686	2,942,150	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Carlyle Credit Solutions, Inc.	Middle market direct lending	50,000,000	50,143,898	—	Quarterly[3]	N/A	N/A
Carlyle Secured Lending III	Middle market direct lending	6,235,000	6,660,923	3,765,000	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved
CCOF Alera Aggregator, L.P.	Preferred equity co-investment	9,712,500	11,520,251	—	None	N/A	Until dissolved and liquidated in accordance with the limiated partnership agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
CCOF Sierra II, L.P.	Preferred equity co-investment	$15,626,083	$18,986,759	$400,000	None	N/A	Ten-year anniversary of the the final closing date with two one-year externsions
Chilly HP SCF Investor, LP	Preferred equity co-investment	1,980,197	2,347,304	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Comvest Structured Note Issuer I LLC	Middle market direct lending	266,499,602	271,998,578	234,063,745	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the the investment manager	November 2034
Capricorn Co-Invest, L.P.	Middle market direct lending co-investment	31,560,151	32,154,427	7,651,315	None	N/A	Until all investments of the partnership are liquidated and all proceeds are distributed
Crescent Mezzanine Partners VIIC, L.P.	Mezzanine level subordinated debt	4,989,755	5,741,557	3,209,254	None	N/A	December 21, 2025 available
Crestline Specialty Lending III (U.S.), L.P.	Middle market direct lending	21,407,659	22,676,908	9,023,937	None	N/A	December 1, 2028 with one-year exensions available
FBLC Senior Loan Fund LLC	Middle market direct lending	78,562,000	78,794,409	—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Franklin BSP Capital Corporation	Middle market direct lending	30,483,901	35,509,285	—	Annually[1]	N/A	N/A
Golub Capital BDC 4, Inc.	Middle market direct lending	107,901,821	110,007,528	92,098,179	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved
Golub Capital Direct Lending Corporation	Middle market direct lending	50,000,000	50,928,645	—	None	N/A	July 1, 2027 with extensions upon the approval of shareholders
Golub Capital Private Credit Fund	Middle market direct lending	200,000,000	203,739,726	—	Quarterly[2]	N/A	N/A

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
GTCR (D) Investors LP	Common equity co-investment	$1,493	$1,493	$519	None	N/A	Concurrent with the remaining term of GTCR subject to earlier dissolution of the parternship pursuant to the provisions of the limited partnership agreement
HPS Offshore Strategic Investment Partners V, LP	Mezzanine level subordinated debt	15,440,266	17,808,837	24,559,734	None	N/A

Until the tenth anniversary of the first closing date with one one-year extension following the expiration of such initial term and two successive one-year terms following such subsequent term with the approval of the LP Advisory Committee

HPS Mezzanine Partners 2019, L.P.	Mezzanine level subordinated debt	8,285,314	9,456,103	2,197,169	None	N/A	April 12, 2029 with one-year extensions available
HPS Mint Co-Invest Fund, L.P.	Preferred equity co-investment	21,577,545	27,580,888	608,651	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
HPS Specialty Loan Fund V Feeder, L.P.	Middle market direct lending	53,100,943	56,763,300	16,143,153	None	N/A	September 10, 2028 with 1 year extenstions available
KCLF Note Issuer I SPV, LLC, Subordinated	Middle market direct lending	124,025,000	127,469,475	—	None	Redemptions pursuant to the Credit Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the investment manager	January 2033
Kelso XI Tailwind Co-Investment, L.P.	Common equity co-investment	800	800	200	None	N/A	Until the dissolution of the parternship in accordance with the limited partnership agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
KKR FS Income Trust	Middle market direct lending	$59,500,000	$61,577,453	$190,500,000	Quarterly[2]	N/A	Perpetual until dissolved in accordance with the Declaration of Trust or pursuant to Delaware law
KKR FS Income Trust Select	Middle market direct lending	10,000,000	10,000,000	15,000,000	Quarterly[2]	N/A	N/A
KKR Institutional Middle Market Fund	Middle market direct lending	180,000,000	187,487,953	320,000,000	None	N/A	Until the seven year anniversary of the termination of the investment period unless dissolved earlier in accordance to the limited partnership agreement
KWOL Co.-Invest LP	Common equity co-investment	22,500,000	23,273,014	—	None	N/A	Until dissolution of the partnership in accordance with the limited partnership agreement
Luther Co-Invest, L.P.	Middle market direct lending co-investment	22,043,366	23,804,020	—	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Marlin Credit Opportunities Fund, L.P.	Middle market direct lending	91,393,918	84,424,181	18,332,835	None	N/A	May 19, 2028 with one-year extensions available
Middle Market Credit Fund II, LLC	Middle market direct lending	12,708,191	13,324,908	—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Minerva Co-Invest, L.P.	Preferred equity co-investment	14,720,018	16,628,554	298,500	None	N/A	Until distribution of investment proceeds
NB Capital Solutions Co-Invest (Wolverine) LP	Preferred equity co-investment	8,275,406	8,933,397	294,594	None	N/A	Until the later of the dissolution of the Main Fund and the disposition of the partnership’s investments
New Mountain Guardian III BDC, L.L.C.	Middle market direct lending	95,650,000	95,371,730	—	None	N/A	July 15, 2025 with one-year extensions available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
New Mountain Guardian IV BDC, L.L.C.	Middle market direct lending	$22,500,000	$23,428,895	$27,500,000	None	N/A	Six years from the end of the closing period with a one-year extension available
NXT Capital Structured Note I LLC	Middle market direct lending	118,087,262	129,750,515	72,722,268	None	Optional redemption pursuant to the indenture upon the direction of the investment manager or at the written direction of a majority of the holders of the subordinated notes	Nine years from the initial closing date
Odyssey Co-Investment Partners B, LLC	Common equity co-investment	1,645,138	1,575,142	354,862	None	N/A	Until the dissolution of the parternship in accordance with the limited partnership agreement
Palisades CLO, LLC	Middle market direct lending	120,306,230	132,160,784	—	None	May be redeemed in whole, but not in part, after the redemption or repayment of all of the secured debt at the direction of a majority of the subordinated notes or the investment manager	May 2034
Piccadilly Co-Invest, L.P.	Middle market direct lending co-investment	56,181,428	59,722,782	3,882,857	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Providence Debt Fund III (Non-US) L.P.	Middle market direct lending	3,805,617	4,815,602	15,000,000	None	N/A	October 24, 2021 with one-year extensions available
Proxima Co-Invest, L.P.	Middle market direct lending co-investment	9,837,213	10,218,533	241,917	None	N/A	Until the completion of the liquidation
Raven Asset-Based Credit Fund II LP	Asset-based lending	15,171,651	16,546,977	9,961,753	None	N/A	January 2029 with two one-year extensions available available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Raven Senior Loan Fund LLC	Asset-based lending	$467,597,208	$496,952,435	$32,402,792	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the note purchase and security agreement	The earlier of twelve years from closing and the amortization date selected by a majority of the subordinated notes in accordance to the note purchase and security agreement
Redwood Enhanced Income Corp.	Middle market direct lending	40,600,000	37,253,755	15,400,000	None	180 calendar days following the pricing of an initial public offering of the shares and/or the first trade of the shares on a securities exchange	Seven-year anniversary of the initial closing with two one-year extensions
Silver Point Loan Funding, LLC	Middle market direct lending	917,923,144	956,049,757	582,710,797	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the the investment manager	November 2034
Silver Point Specialty Credit Fund II, L.P.	Middle market direct lending	46,280,581	42,849,015	3,722,332	None	N/A	September 6, 2023 with one-year extensions available
Sixth Street Lending Partners	Middle market direct lending	15,609,630	17,955,160	34,390,370	None	N/A	Ten years from final closing subject to two one-year extensions if approved by majority of the board
Stellus Private Credit BDC Feeder LP	Middle market direct lending	17,116,145	17,689,928	32,883,855	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Stone Point Credit Corporation	Middle market direct lending	$37,753,642	$38,606,803	$62,246,358	None	N/A	Until the seven year anniversary of the commencement date, December 21, 2020.
Summit Partners Credit Offshore Fund II, L.P.	Middle market direct lending	6,919,665	5,180,284	628,144	None	N/A	Eight anniversary of the fist draw-dwon date with two one-year extensions available
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	Middle market direct lending	50,000,000	50,687,956	—	None	N/A	Until the company is terminated and wound up in accordance to the limited liability company agreement
TCW Direct Lending VIII LLC	Middle market direct lending	43,947,611	44,141,687	56,269,040	None	N/A	Sixth anniversary of the final closing date
THL Fund IX Investor Plymouth II LP	Common equity co-investment	1,865,889	1,865,889	136,810	None	N/A	Until the close of business on the tenth anniversary of the final closing date (January 31, 2022).
Thoma Bravo Credit Fund III Feeder, LP	Middle market direct lending	—	25,908	75,000,000	None	N/A	Until the last day of the calendar quarter during which the ninth anniversary of the effective date occurs with three additional one-year extensions.
Thompson Rivers LLC	Investment vehicle	6,267,968	2,848,897	—	None	Redemptions permitted with the consent of the investment fund’s voting members	Until cancellation of the Certificate of Formation
Varagon Capital Corporation	Middle market direct lending	19,296,490	19,073,675	5,703,510	None	N/A	September 2026 with one-year extensions available
Varagon Capital Direct Lending Fund, L.P.	Middle market direct lending	33,750,000	34,519,732	16,250,000	None	N/A	Until the fourth anniverversary of the end of the reinvestment period with one-year extension available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Varagon Structured Note Issuer I, LLC	Middle market direct lending	$203,077,228	$212,375,800	$—	None	Redemptions pursuant to the Indenture upon direction of a majority of the subordinated notes with the consent of the investment manager	October 2033 provided that the scheduled reinvestment end date is extended
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	Common equity co-investment	3,010,526	3,213,840	—	None	N/A	Until the earlier of the date that the partnership has disposed of all investment and the date that the Fund, as defined by the limited partnership agreement, is terminated.
Vista Credit Partners Fund III, L.P.	Middle market direct lending	39,879,258	42,962,950	14,791,525	None	N/A	March 31, 2027 with two one-year extensions available
Vista Credit Strategic Lending Corp.	Middle market direct lending	24,895,744	25,032,276	75,104,256	Quarterly[3]	N/A	N/A
VPC Credit Origination Fund, LP	Loan origination vehicle	1,000,000	1,267,911	49,000,000	None	N/A	Forty-two months after the initial closing date with additional one-year extensions approved by limited partners holding majority of aggregate commitments
Waccamaw River LLC	Investment vehicle	12,518,065	7,731,913	—	None	Redemptions permitted with the prior consent of the board	Until cancellation of the Certificate of Formation
West Street Loan Partners V	Middle market direct lending	9,350,000	9,396,110	40,650,000	None	N/A	Eight years following the expiration of the investment period with two one-year extensions
Total		$6,724,235,527	$6,988,487,570	$3,635,329,491

1    Up to 10% at each tender offer during any calendar year

2    Up to 5% at each quarterly tender offer

3    Up to 3.5% at each quarterly tender offer

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2024 (Continued)

14. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The Fund commenced a repurchase offer April 15, 2024 as follows:

Commencement Date	April 15, 2024
Repurchase Request	May 15, 2024
Repurchase Pricing date	May 15, 2024

Net Asset Value as of Repurchase Offer Date
Class I	$10.77

Amount Repurchased
Class I	$389,419,493

Percentage of Outstanding Shares Repurchased
Class I	1.99%

Other than as described above, there have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cliffwater Corporate Lending Fund
Other Information March 31, 2024 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Long-Term Capital Gains Designation

For the period ending March 31, 2024, the Cliffwater Corporate Lending Fund designates $0 as a long-term capital gain distribution.

For the period ended March 31, 2024, 0.0% of the dividends paid from net investment income, including short-term capital gains, are designated as qualified dividend income.

For the period ended March 31, 2024, 0.0% of the dividends paid from net investment income, including short-term capital gains are designated as dividends received deduction available to corporate shareholders.

Approval of Investment Management Agreement

At the regular quarterly meeting of the Board of Trustees (the “Board”) of the Cliffwater Corporate Lending Fund (the “Fund”) held on February 27, 2024 by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the Investment Management Agreement between Cliffwater LLC (the “Investment Manager”) and the Fund (the “Investment Management Agreement”). At the Board meeting and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by counsel.

In advance of the Board meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees reviewed reports from an independent third-party and management about the below factors. The Board did not identify any particular information as controlling in determining whether or not to approve the Investment Management Agreement, and each Board member may have attributed different weights to the various items considered. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Investment Manager who provide the investment advisory and/or administrative services to the Fund. The Board determined that the Investment Manager’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Cliffwater Corporate Lending Fund
Other Information March 31, 2024 (Unaudited) (Continued)

Performance

The Board considered the investment performance of the Investment Manager with respect to the Fund. The Board considered the performance of the Fund, noting that the Fund had out-performed its benchmark for the period from the Fund’s inception on June 5, 2019 through January 31, 2024.

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rates and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including a report of other comparable funds.

The Board noted that the Fund’s advisory fee was calculated on net assets and at 1.00% was below the median advisory fee of the peer universe identified in the independent third-party report distributed to the Board. The Board also noted that the total expense ratio of the Fund was below the median of the peer universe. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Economies of Scale

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement. The Board considered that the Investment Manager continued to monitor whether the Fund’s current fee level continues to reflect economies of scale and concluded that the fees were reasonable and satisfactory in light of the services provided.

Profitability of Investment Manager and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition. The Board noted that the financial condition of the Investment Manager appeared stable. The Board determined that the advisory fees and the compensation to the Investment Manager were reasonable and its financial condition was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund, including, without limitation, the ability to market its advisory services for similar products. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, administrator, custodian or distribution agent and therefore does not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits to the Investment Manager.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

Cliffwater Corporate Lending Fund
Fund Management March 31, 2024 (Unaudited)

The identity of the members of the Board and the Fund’s officers and brief biographical information is set forth below. The Fund’s Statement of Additional Information the (“SAI”) includes additional information about the membership of the Board. The SAI is available, without charge, by writing to the Fund at c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, WI 53212, or by calling the Fund at 1 (888) 442-4420.

INDEPENDENT TRUSTEES
Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Paul S. Atkins Year of Birth: 1958 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since June 2021	Chief Executive Officer and Founder, Patomak Global Partners, LLC (financial services consulting firm) (2009-Present); Independent Chairman of the Board and Director, BATS Global Markets, Inc. (stock exchange operator) (2012-2015); Member, Congressional Oversight Panel for TARP (government advisory panel) (2009-2010); Commissioner, U.S. Securities and Exchange Commission (2002-2008); Principal, PricewaterhouseCoopers LLP (accounting firm) (1994-2002).	3	None
Dominic Garcia Year of Birth: 1978 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since June 2021

Chief Pension Investment Strategist, CBRE Global Investors (investment advisor) (June 2021-Present); Advisory Board of Milken Institute for Public Finance (economic research institute) (2021-Present); Chief Investment Officer, New Mexico Public Employees Retirement Association (2017- June 2021); Senior Alpha Manager, State of Wisconsin Investment Board (2008-2017); Research Advisory Board Member, University of North Carolina Keenan Institute of Private Markets and the University of Chicago Harris Center for Municipal Finance (2020 to Present); Trustee, United World College-USA the Santa Fe Preparatory School endowment and the Santa Fe Community Foundation impact investment committee (2020-Present); Senior Adviser, Moneybyrd (investment advisor) (2023-Present).

				3	None
Paul J. Williams Year of Birth: 1956 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee and Board Chairman	Since June 2021	Investment Consultant, Texas Association of Counties (1995-2020); Chief Investment Officer, Texas County & District Retirement System (1999-2018).	3	None

*    The fund complex consists of the Fund, Cliffwater Enhanced Lending Fund and Cascade Private Capital Fund.

Cliffwater Corporate Lending Fund
Fund Management March 31, 2024 (Unaudited) (Continued)
INTERESTED TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Stephen L. Nesbitt** Year of Birth: 1953 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee and President	President Since Inception; Trustee since June 2021	Chief Executive Officer and Chief Investment Officer, Cliffwater LLC (2004-Present).	3	None
Lance J. Johnson Year of Birth: 1967 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operations Officer, Cliffwater LLC (2014-Present); Senior Vice President, Brown Brothers Harriman & Co. (financial services firm) (2013-2014).	N/A	None
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since Inception

Senior Vice President, Director of Product and Pricing (2023-Present); Senior Vice President, Product and Pricing Manager (2021-2023); Senior Vice President, Senior Client Service Manager (2017-2021), UMB Fund Services, Inc.

				N/A	None
Bernadette Murphy Year of Birth: 1964 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since April 2021

Director, Vigilant Compliance, LLC (investment management solutions firm) (2018-Present); Director of Compliance and operations, B. Riley Capital Management, LLC (investment advisory firm) (2017-2018); Chief Compliance Officer, Dialectic Capital Management, LP (investment advisory firm) (2008-2018).

				N/A	None

*      The fund complex consists of the Fund, Cliffwater Enhanced Lending Fund and Cascade Private Capital Fund.

**    Mr. Nesbitt is deemed an interested person of the Fund because he is an officer of the Investment Manager.

Cliffwater Corporate Lending Fund
Privacy Notice March 31, 2024 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   Account balances

•   Account transactions

•   Transaction history

•   Wire transfer instructions

•   Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-(888)-442-4420

Cliffwater Corporate Lending Fund
Privacy Notice March 31, 2024 (Unaudited) (Continued)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

Open an account

Provide account information

Give us your contact information

Make a wire transfer

Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

Sharing for affiliates’ everyday business purposes – information about your creditworthiness

Affiliates from using your information to market to you

Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

Investment Manager
Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
http://www.foreside.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave, Suite 800
Cleveland, OH 44115

(b)    Not applicable.

Item 2.       Code of Ethics.

(a)     The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)     There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)    The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR’s instructions.

Item 3.       Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Mr. Paul S. Atkins, Mr. Dominic Garcia, and Mr. Paul J. Williams are qualified to serve as the audit committee financial experts serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the year ended March 31, 2024. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to professional services rendered by principal accountant for its review of the Fund’s registration statement filed with the SEC and the issuance of consents for such filing. The following table presents fees paid by the Fund for professional services rendered by Cohen & Company, Ltd. for the years ended March 31, 2024 and March 31, 2023.

Fee Category	2024 Fees	2023 Fees
(a) Audit Fee	$1,050,000	$400,000
(b) Audit-Related Fees	—	—
(c) Tax Fees	12,000	12,000
(d) All Other Fees	—	—
Total Fees	$1,062,000	$412,000

(e)(1)The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)The percentage of fees billed by Cohen & Company, Ltd. for the years ended March 31, 2024 and March 31, 2023, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2024	FYE 3/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)     All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)    The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc. — not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(h)    The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)     Not Applicable

(j)     Not Applicable

Non-Audit Related Fees	FYE 3/31/2024	FYE 3/31/2023
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.        Investments.

(a)     See the Annual Report to Shareholders under Item 1 of this Form.

(b)    Not applicable.

Item 7.        Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Cliffwater LLC
PROXY POLICY AND PROCEDURE

Rule 206(4)-6 of the Advisers Act requires a registered investment adviser that exercises voting authority with respect to client securities to: (i) adopt written policies reasonably designed to ensure that the investment adviser votes in the best interest of its clients and addresses how the investment adviser will deal with material conflicts of interest that may arise between the investment adviser and its clients; (ii) disclose to its clients information about such policies and procedures; and (iii) upon request, provide information on how proxies were voted.

For its non-discretionary clients, Cliffwater does not have authority to vote client securities. These clients will receive their proxies, corporate actions, consents and other solicitations directly from their custodian or the relevant issuer or investment fund. These clients may contact their client service professionals with questions about a particular solicitation.

For its discretionary clients, Cliffwater generally takes responsibility for ensuring that proxies solicited by, or with respect to, the issuers of securities held in the client’s investment account, and corporate actions and consents sought by such issuers (including tender offers and rights offerings) are voted. In most cases, the managers of the commingled funds and separate accounts holding the assets vote the proxy solicitations. However, Cliffwater will take such action in limited circumstances which may include private partnership amendments and consents and in the event that an individual security is held by the client outside of a commingled fund or separate account where the manager votes the securities. Cliffwater’s discretionary clients may also retain the right to vote any proxies or take action relating to specified securities held in the client’s investment account, provided the client gives timely written notice to Cliffwater.

Cliffwater will not put its own interests ahead of those of any of its client and will resolve any possible conflicts between its interests and those of the client in favor of the client. When voting proxies, Cliffwater follows procedures designed to identify and address material conflicts of interest that may arise between its interests and those of its clients. Accordingly, prior to voting any proxy, Cliffwater will determine whether a material conflict of interest exists. A conflict of interest will be considered material to the extent that it is determined that the conflict has the potential to influence Cliffwater’s decision making in voting the proxy. If Cliffwater determines that there is a material conflict of interest related to the proxy solicitation, Cliffwater will take appropriate action to resolve the conflict which may include abstaining from a particular vote.

Cliffwater will seek to act solely in the best interests of its clients when exercising its voting authority. Cliffwater determines whether and how to vote proxies on a case-by-case basis. In making such determination, Cliffwater: (i) will attempt to consider all aspects of the vote that could affect the value of the issuer or that of the relevant client, (ii) will vote in a manner that it believes is consistent with the relevant client’s stated objectives, (iii) generally will vote in accordance with the recommendation of the issuing company’s management on routine and administrative matters, unless Cliffwater has a particular reason to vote to the contrary, and (iv) may not vote at all to the extent the outcome of the vote or action does not have a material impact on the issuer or value of its securities.

Under Rule 204-2 under the Advisers Act, Cliffwater must retain: (i) its voting policies and procedures; (ii) corporate action and proxy statements received; (iii) records of votes cast; (iv) records of client requests for voting information; and (v) any documents prepared by Cliffwater that were material to making a decision on how to vote. Under the circumstances where Cliffwater votes a proxy, corporate action or consent solicited by an issuer of securities or an investment fund, Cliffwater will document and maintain its voting record.

Cliffwater’s General Counsel and Chief Compliance Officer must approve the engagement of any proxy advisory firm to assist in connection with voting client securities.

For private investment funds, Cliffwater may accept a seat on an advisory board or similar group for a fund in which one or more Cliffwater clients have invested. Cliffwater believes advisory board service benefits its clients by allowing Cliffwater greater insight into the fund and its strategies and that, in general, the interests of its clients as investors will be aligned with the interests of all investors in the fund. However, if the interests of Cliffwater’s clients were to diverge from the interests of each other, the Cliffwater representative will take appropriate action to resolve the conflict which may include abstaining from a particular vote. Please see section III.B.7. for further information regarding Cliffwater’s actions with respect to advisory boards.

Item 8.        Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members.

The following table provides biographical information about the members of Cliffwater LLC (the “Investment Manager”), who are primarily responsible for the day-to-day portfolio management of the Cliffwater Corporate Lending Fund as of June 7, 2024:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Stephen L. Nesbitt	Chief Executive Officer and Chief Investment Officer	Since Inception	Chief Executive Officer, Chief Investment Officer, Cliffwater LLC (2004-Present)	Portfolio Management
Caitlin Nemeth	Managing Director	Since 2022	Managing Director, Cliffwater LLC (since 2021); Senior Vice President, Antares Capital LP (2015-2021)	Portfolio Management
Frances Beyers	Managing Director	Since 2022	Managing Director, Cliffwater LLC (since 2020); Head of Middle Market Loan Analysis, Refinitiv (2009-2020)	Portfolio Management
Samir Patel	Managing Director	Since 2022	Managing Director, Cliffwater LLC (since 2022); Senior Vice President Portfolio Advisors, LLC (2019-2022); Vice President H.I.G Capital (2018-2019)	Portfolio Management

(2)    Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Cliffwater Corporate Lending Fund, for which the members of the Investment Committee of the Sub-Adviser are primarily responsible for the day-to-day portfolio management. The information is as of March 31, 2024:

Name of Portfolio Management Team Member	Number of Accounts and Total Value (in millions) of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value (in millions) of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Stephen L. Nesbitt	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	2 Accounts $3,403	0 Accounts N/A	15 Accounts $1,596
Caitlin Nemeth	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A
Frances Beyers	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A
Samir Patel	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A

Conflicts of Interest

The Investment Manager and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Other accounts managed by a Portfolio Manager may not be managed using the same investment models that are used in connection with the management of the Fund. If the Investment Manager, or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager has adopted procedures for allocating portfolio transactions across multiple accounts. The Investment Manager has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(3)    Compensation Structure of Portfolio Manager

Certain portfolio managers have ownership and financial interests in, and may receive compensation and/or variable profit distributions from, the Investment Manager based on the Investment Manager’s financial performance, such as its overall revenues and profitability. Compensation is not tied to the Fund’s performance, except to the extent that the fee paid to the Investment Manager impacts the Investment Manager’s financial performance.

(4)    Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member[1]:
Stephen L. Nesbitt	Over $ 1,000,000
Caitlin Nemeth	Over $ 1,000,000
Frances Beyers	None
Samir Patel	None

____________

1     As of March 31, 2024

(b) Not Applicable

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.     Controls and Procedures.

(a)     The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)    Not applicable.

(b)    Not applicable.

Item 13.     Exhibits.

(a)(1)     Code of ethics or any amendments thereto, that is subject to disclosure required by Item 2 of Form N-CSR. Filed herewith.

(a)(2)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)     Not applicable.

(a)(4)     Not applicable.

(b)         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Corporate Lending Fund
By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	June 7, 2024
By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)
Date	June 7, 2024